UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5251

Fidelity Concord Street Trust
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	February 28, 2005

Item 1. Reports to Stockholders

Fidelity ®

U.S. Bond Index
Fund

Annual Report

February 28, 2005

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>
Central Fund Investments	<Click Here>	A complete list of investments for Fidelity's Fixed-Income Central Fund.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

If additional copies of financial reports, prospectuses or historical account information are needed, or for more information on any Fidelity fund including charges and expenses, please call the appropriate number listed below or the number provided to your institutional or employer-sponsored retirement plan. Read the prospectus carefully before you invest or send money.
Retirement Plan Level Accounts
Corporate Clients 1-800-962-1375
"Not For Profit" Clients 1-800-343-0860
Financial and Other Institutions
Nationwide 1-800-221-5207
Other Investors 1-800-544-6666

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $100,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended February 28, 2005	Past 1 year	Past 5 years	Past 10 years
Fidelity® US Bond Index Fund	2.46%	7.57%	7.25%

$100,000 Over 10 Years

Let's say hypothetically that $100,000 was invested in Fidelity ® U.S. Bond Index Fund on February 28, 1995. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers® Aggregate Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Ford O'Neil, Portfolio Manager of Fidelity® U.S. Bond Index Fund

All segments of the U.S taxable investment-grade bond market finished with positive returns for 12-month period ending February 28, 2005, despite multiple interest rate hikes by the Federal Reserve Board. Short-term bond yields rose after the Fed began its cycle of tighter monetary policy in late June 2004. Even though the federal funds target rate was increased six times - from 1.00% to 2.50% - weaker-than-anticipated job growth and an easing of inflationary pressures kept long-term interest rates from trending higher. For the 12 months overall, the Lehman Brothers® Aggregate Bond Index rose 2.43%. Among the spread sectors, relative stability in long-term interest rates was beneficial for mortgage bonds, and the Lehman Brothers Mortgage-Backed Securities Index rose 3.25%. Corporates were the second-best performers. Improved credit conditions and investors' pursuit of higher yields helped the Lehman Brothers Credit Bond Index return 3.09%. Meanwhile, the Lehman Brothers U.S. Agency Index closed the period with a 1.33% advance. In comparison, the Lehman Brothers U.S. Treasury Index was up 1.31%.

For the 12 months ending February 28, 2005, the fund returned 2.46%, outdistancing the LipperSM Intermediate Investment-Grade Debt Funds Average, which was up 2.17%, and the Lehman Brothers Aggregate Bond Index. I believe the fund's outperformance of its Lipper peer group average and the Lehman Brothers index was mainly due to the combination of effective yield-curve positioning and positive security selection through stratified sampling, where I choose securities representative of those in the index from each segment of the bond market to reflect the market's key features. I shied away from one- to three-year debt issues, but held a large position in Fidelity Ultra-Short Central Fund, a diversified internal pool of short-term assets designed to outperform cash-like instruments with similar risk characteristics. I also focused on securities in the five- to 10-year range. This "barbell" strategy provided the fund with a better total return as the yield curve flattened. In terms of security selection, my choices among mortgage securities worked out well. An emphasis on 15-year and higher-coupon home-loan bonds as well as commercial mortgage-backed securities benefited performance. In the Treasury sector, my focus on Treasury Inflation-Protected Securities also helped. Among corporates, my decision to overweight telecommunications and utilities bonds relative to the index paid off, although holdings in the airline and automobile industries detracted from performance.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2004 to February 28, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value September 1, 2004	Ending Account Value February 28, 2005	Expenses Paid During Period* September 1, 2004 to February 28, 2005
Actual	$ 1,000.00	$ 1,013.60	$ 1.60
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,023.21	$ 1.61

* Expenses are equal to the Fund's annualized expense ratio of .32%; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report

Investment Changes

Quality Diversification (% of fund's net assets)
As of February 28, 2005	As of August 31, 2004
U.S. Government and U.S. Government Agency Obligations 66.2%	U.S. Government and U.S. Government Agency Obligations 66.1%
AAA 6.4%	AAA 5.9%
AA 3.6%	AA 3.1%
A 8.9%	A 11.1%
BBB 11.7%	BBB 13.1%
BB and Below 0.7%	BB and Below 0.9%
Not Rated 1.1%	Not Rated 0.2%
Short-Term Investments and Net Other Assets 1.4%	Short-Term Investments and Net Other Assets A (0.4)%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. Securities rated BB or below were rated investment grade at the time of acquisition.

Average Years to Maturity as of February 28, 2005
6 months ago
Years	5.5	5.4
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of February 28, 2005
6 months ago
Years	4.1	4.5

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of February 28, 2005*		As of August 31, 2004**
	Corporate Bonds 18.4%		Corporate Bonds 22.0%
	U.S. Government and U.S. Government Agency Obligations 66.2%		U.S. Government and U.S. Government Agency Obligations 66.1%
	Asset-Backed Securities 5.8%		Asset-Backed Securities 5.8%
	CMOs and Other Mortgage Related Securities 6.6%		CMOs and Other Mortgage Related Securities 5.5%
	Other Investments 1.6%		Other Investments 1.0%
	Short-Term Investments and Net Other Assets 1.4%		Short-Term Investments and Net Other Assets A (0.4)%
* Foreign investments	4.7%	** Foreign investments	5.1%
* Futures and Swaps	3.0%	** Futures and Swaps	2.5%

A Short-Term Investments and Net Other Assets are not included in the pie chart.

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central fund.

Annual Report

Investments February 28, 2005

Showing Percentage of Net Assets

Nonconvertible Bonds - 18.0%
	Principal Amount (000s)	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 1.9%
Auto Components - 0.2%
DaimlerChrysler NA Holding Corp. 7.2% 9/1/09	$ 9,280	$ 10,187
Automobiles - 0.7%
Ford Motor Co.:
6.625% 10/1/28	2,235	2,031
7.45% 7/16/31	14,685	14,159
General Motors Corp. 8.375% 7/15/33	19,905	19,553
		35,743
Media - 0.8%
AOL Time Warner, Inc. 7.625% 4/15/31	3,250	3,963
Cox Communications, Inc.:
4.625% 6/1/13	2,400	2,293
7.125% 10/1/12	1,305	1,457
7.75% 11/1/10	6,200	7,016
Liberty Media Corp. 8.25% 2/1/30	6,620	7,531
News America, Inc. 6.2% 12/15/34 (b)	9,275	9,566
Pearson Dollar Finance PLC 4.7% 6/1/09 (b)	10,000	10,051
Time Warner, Inc. 6.625% 5/15/29	3,050	3,330
		45,207
Multiline Retail - 0.2%
Target Corp. 3.375% 3/1/08	11,500	11,257
TOTAL CONSUMER DISCRETIONARY		102,394
CONSUMER STAPLES - 0.4%
Food Products - 0.2%
ConAgra Foods, Inc. 6.7% 8/1/27	4,000	4,612
Unilever Capital Corp. 7.125% 11/1/10	7,000	7,899
		12,511
Tobacco - 0.2%
Altria Group, Inc. 7% 11/4/13	5,325	5,853
Philip Morris Companies, Inc. 7.65% 7/1/08	4,600	5,030
		10,883
TOTAL CONSUMER STAPLES		23,394
ENERGY - 1.2%
Energy Equipment & Services - 0.2%
Petronas Capital Ltd. 7% 5/22/12 (b)	7,900	8,893
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
ENERGY - continued
Oil & Gas - 1.0%
Amerada Hess Corp.:
6.65% 8/15/11	$ 1,290	$ 1,412
7.125% 3/15/33	3,340	3,842
7.375% 10/1/09	2,940	3,271
Canadian Oil Sands Ltd. 4.8% 8/10/09 (b)	7,350	7,351
Empresa Nacional de Petroleo 6.75% 11/15/12 (b)	4,920	5,422
Enterprise Products Operating LP:
4.625% 10/15/09 (b)	2,030	2,022
5.6% 10/15/14 (b)	1,435	1,467
Kinder Morgan Energy Partners LP 5.125% 11/15/14	2,200	2,189
Pemex Project Funding Master Trust:
6.125% 8/15/08	7,500	7,800
7.375% 12/15/14	5,000	5,550
7.875% 2/1/09 (e)	5,370	5,947
Ras Laffan Liquid Natural Gas Co. Ltd. yankee 8.294% 3/15/14 (b)	4,965	5,812
Williams Companies, Inc.:
7.125% 9/1/11	2,190	2,409
7.5% 1/15/31	910	1,031
		55,525
TOTAL ENERGY		64,418
FINANCIALS - 8.4%
Capital Markets - 1.7%
Bank of New York Co., Inc. 3.4% 3/15/13 (e)	10,000	9,643
Bear Stearns Companies, Inc. 4% 1/31/08	2,935	2,918
Credit Suisse First Boston (USA), Inc. 4.625% 1/15/08	8,965	9,073
Goldman Sachs Group, Inc.:
5.25% 10/15/13	12,685	12,903
6.125% 2/15/33	12,440	13,122
Legg Mason, Inc. 6.75% 7/2/08	3,085	3,311
Merrill Lynch & Co., Inc.:
4.125% 1/15/09	5,750	5,706
4.25% 2/8/10	12,475	12,320
Morgan Stanley 6.6% 4/1/12	10,000	11,057
NationsBank Corp. 6.375% 2/15/08	4,750	5,029
State Street Corp. 7.65% 6/15/10	5,000	5,766
		90,848
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
FINANCIALS - continued
Commercial Banks - 1.3%
BAC Capital Trust VI 5.625% 3/8/35 (c)	$ 15,000	$ 14,761
Bank of America Corp. 6.25% 4/15/12	2,790	3,052
Bank One NA, Chicago 3.7% 1/15/08	6,780	6,705
Corporacion Andina de Fomento 5.2% 5/21/13	3,655	3,694
FleetBoston Financial Corp. 3.85% 2/15/08	7,300	7,235
Korea Development Bank:
3.875% 3/2/09	2,775	2,701
5.75% 9/10/13	5,755	6,015
Mellon Financial Co. 6.7% 3/1/08	5,000	5,355
PNC Funding Corp. 7.5% 11/1/09	7,000	7,821
SouthTrust Corp. 5.8% 6/15/14	4,410	4,622
UnionBanCal Corp. 5.25% 12/16/13	5,420	5,454
Wachovia Bank NA 4.875% 2/1/15	4,260	4,228
		71,643
Consumer Finance - 1.5%
Capital One Bank 5% 6/15/09	7,500	7,608
Ford Motor Credit Co. 7% 10/1/13	7,350	7,551
General Motors Acceptance Corp. 6.875% 9/15/11	18,765	18,607
Household Finance Corp.:
4.125% 11/16/09	9,925	9,763
5.875% 2/1/09	3,720	3,915
7% 5/15/12	1,575	1,776
Household International, Inc. 8.875% 2/15/08	9,175	9,597
MBNA Corp.:
6.125% 3/1/13	5,000	5,336
7.5% 3/15/12	5,960	6,797
Pitney Bowes Credit Corp. 5.75% 8/15/08	6,000	6,287
		77,237
Diversified Financial Services - 0.9%
CC Funding Trust I 6.9% 2/16/07	8,510	8,945
Hutchison Whampoa International 03/13 Ltd. 6.5% 2/13/13 (b)	2,545	2,741
Hutchison Whampoa International 03/33 Ltd. 6.25% 1/24/14 (b)	5,210	5,523
International Lease Finance Corp. 4.375% 11/1/09	7,500	7,415
J.P. Morgan Chase & Co.:
5.75% 1/2/13	4,500	4,745
6.75% 2/1/11	16,925	18,740
		48,109
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
FINANCIALS - continued
Insurance - 0.9%
Aegon NV 4.75% 6/1/13	$ 9,375	$ 9,241
American General Corp. 7.5% 8/11/10	5,000	5,651
Axis Capital Holdings Ltd. 5.75% 12/1/14	4,890	4,948
MetLife, Inc. 6.125% 12/1/11	10,000	10,791
Principal Life Global Funding I 6.25% 2/15/12 (b)	2,600	2,832
Prudential Financial, Inc. 4.104% 11/15/06	5,310	5,335
Travelers Property Casualty Corp. 5% 3/15/13	9,500	9,370
		48,168
Real Estate - 1.5%
Arden Realty LP:
5.2% 9/1/11	4,080	4,113
7% 11/15/07	5,105	5,469
8.875% 3/1/05	2,180	2,180
AvalonBay Communities, Inc. 5% 8/1/07	4,620	4,685
Boston Properties, Inc. 6.25% 1/15/13	6,535	7,063
Camden Property Trust 5.875% 11/30/12	5,960	6,232
CarrAmerica Realty Corp. 5.25% 11/30/07	8,635	8,783
CenterPoint Properties Trust 5.25% 7/15/11	4,500	4,507
Developers Diversified Realty Corp. 4.625% 8/1/10	8,265	8,136
EOP Operating LP:
4.65% 10/1/10	2,500	2,474
4.75% 3/15/14	2,465	2,380
7% 7/15/11	5,000	5,551
ProLogis 5.5% 3/1/13	5,085	5,230
Regency Centers LP 4.95% 4/15/14	5,000	4,881
Simon Property Group LP 5.625% 8/15/14	9,475	9,746
		81,430
Thrifts & Mortgage Finance - 0.6%
Countrywide Home Loans, Inc. 4% 3/22/11	9,000	8,603
Independence Community Bank Corp. 3.75% 4/1/14 (e)	4,505	4,286
Washington Mutual, Inc.:
4.375% 1/15/08	5,830	5,845
4.625% 4/1/14	15,890	15,224
		33,958
TOTAL FINANCIALS		451,393
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
INDUSTRIALS - 0.6%
Aerospace & Defense - 0.3%
Bombardier, Inc.:
6.3% 5/1/14 (b)	$ 7,655	$ 6,756
7.45% 5/1/34 (b)	2,620	2,266
Northrop Grumman Corp. 4.079% 11/16/06	6,000	6,012
Raytheon Co. 8.3% 3/1/10	2,500	2,901
		17,935
Airlines - 0.2%
American Airlines, Inc. pass thru trust certificates 6.978% 10/1/12	1,014	1,038
Delta Air Lines, Inc. pass thru trust certificates:
7.57% 11/18/10	9,120	8,697
7.92% 5/18/12	5,000	3,150
		12,885
Road & Rail - 0.1%
Wisconsin Central Transportation Corp. 6.625% 4/15/08	3,150	3,343
TOTAL INDUSTRIALS		34,163
INFORMATION TECHNOLOGY - 0.3%
Computers & Peripherals - 0.2%
NCR Corp. 7.125% 6/15/09	7,725	8,381
IT Services - 0.1%
SunGard Data Systems, Inc. 4.875% 1/15/14	8,000	7,701
TOTAL INFORMATION TECHNOLOGY		16,082
MATERIALS - 0.4%
Chemicals - 0.2%
Lubrizol Corp.:
4.625% 10/1/09	3,715	3,704
5.5% 10/1/14	1,730	1,766
6.5% 10/1/34	3,140	3,365
		8,835
Containers & Packaging - 0.1%
Sealed Air Corp.:
5.625% 7/15/13 (b)	1,805	1,859
6.875% 7/15/33 (b)	3,780	4,167
		6,026
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
MATERIALS - continued
Metals & Mining - 0.1%
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (b)	$ 3,200	$ 3,488
TOTAL MATERIALS		18,349
TELECOMMUNICATION SERVICES - 2.7%
Diversified Telecommunication Services - 2.6%
Ameritech Capital Funding Corp. 6.25% 5/18/09	3,985	4,236
AT&T Broadband Corp. 8.375% 3/15/13	4,529	5,510
Bellsouth Capital Funding Corp. 7.875% 2/15/30	17,950	22,641
BellSouth Corp. 6.55% 6/15/34	3,760	4,134
British Telecommunications PLC 8.875% 12/15/30	9,025	12,336
Deutsche Telekom International Finance BV 8.75% 6/15/30	5,425	7,311
France Telecom SA:
8.5% 3/1/11	5,290	6,173
9.5% 3/1/31 (a)	10,000	13,625
SBC Communications, Inc.:
6.15% 9/15/34	7,545	7,810
6.45% 6/15/34	9,520	10,235
Sprint Capital Corp. 6.875% 11/15/28	4,540	5,010
Telecom Italia Capital:
4.95% 9/30/14 (b)	1,930	1,891
5.25% 11/15/13	12,200	12,302
Telefonica Europe BV 7.75% 9/15/10	2,168	2,497
Verizon Global Funding Corp.:
7.25% 12/1/10	4,015	4,530
7.75% 12/1/30	13,450	16,749
		136,990
Wireless Telecommunication Services - 0.1%
America Movil SA de CV 4.125% 3/1/09	4,755	4,658
AT&T Wireless Services, Inc. 7.875% 3/1/11	2,555	2,965
		7,623
TOTAL TELECOMMUNICATION SERVICES		144,613
UTILITIES - 2.1%
Electric Utilities - 1.1%
Cleveland Electric Illuminating Co. 5.65% 12/15/13	3,965	4,109
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
UTILITIES - continued
Electric Utilities - continued
Duke Capital LLC:
4.37% 3/1/09	$ 3,980	$ 3,958
6.25% 2/15/13	1,630	1,751
6.75% 2/15/32	13,235	14,725
Exelon Generation Co. LLC 5.35% 1/15/14	10,000	10,184
Monongahela Power Co. 5% 10/1/06	4,845	4,896
Northeast Utilities 3.3% 6/1/08	3,000	2,901
Progress Energy, Inc. 7.1% 3/1/11	15,880	17,738
		60,262
Gas Utilities - 0.2%
Consolidated Natural Gas Co. 6.85% 4/15/11	1,700	1,901
NiSource Finance Corp. 7.875% 11/15/10	7,055	8,154
		10,055
Multi-Utilities & Unregulated Power - 0.8%
Constellation Energy Group, Inc. 7% 4/1/12	13,455	15,231
Dominion Resources, Inc.:
6.25% 6/30/12	10,750	11,648
8.125% 6/15/10	2,445	2,842
MidAmerican Energy Holdings, Inc.:
4.625% 10/1/07	3,555	3,574
5.875% 10/1/12	10,915	11,483
		44,778
TOTAL UTILITIES		115,095
TOTAL NONCONVERTIBLE BONDS (Cost $940,136)		969,901
U.S. Government and Government Agency Obligations - 32.1%

U.S. Government Agency Obligations - 7.2%
Fannie Mae:
2.5% 6/15/06	2,200	2,171
3.25% 1/15/08	54,790	53,734
3.25% 8/15/08	66,500	64,732
3.25% 2/15/09	146,470	141,582
5.5% 3/15/11	27,865	29,468
6.25% 2/1/11	3,770	4,074
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Government Agency Obligations - continued
Freddie Mac:
3.625% 9/15/08	$ 14,645	$ 14,433
4% 6/12/13	20,038	19,102
5.75% 1/15/12	25,000	26,845
5.875% 3/21/11	11,960	12,715
6.75% 3/15/31	4,035	4,989
Government Loan Trusts (assets of Trust guaranteed by U.S. Government through Agency for International Development) Series 1-B, 8.5% 4/1/06	712	746
Guaranteed Export Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank) Series 1993-D, 5.23% 5/15/05	20	20
Overseas Private Investment Corp. U.S. Government guaranteed participation certificates Series 1998-196A, 5.926% 6/15/05	335	338
U.S. Department of Housing and Urban Development Government guaranteed participation certificates Series 1999-A:
5.75% 8/1/06	7,500	7,728
5.96% 8/1/09	3,600	3,766
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		386,443
U.S. Treasury Inflation Protected Obligations - 3.9%
U.S. Treasury Inflation-Indexed Bonds 2.375% 1/15/25	20,194	21,597
U.S. Treasury Inflation-Indexed Notes:
0.875% 4/15/10	25,116	24,706
2% 1/15/14 (d)	159,656	164,627
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		210,930
U.S. Treasury Obligations - 21.0%
U.S. Treasury Bonds:
6.25% 5/15/30	103,345	125,544
8% 11/15/21	44,717	61,481
U.S. Treasury Notes:
1.625% 2/28/06	265,310	261,071
2.375% 8/15/06	56,080	55,234
3.125% 5/15/07	266,940	264,073
3.125% 4/15/09	207,300	201,121
3.625% 7/15/09	100,000	98,684
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
4.25% 8/15/13	$ 41,885	$ 41,692
4.75% 5/15/14	21,140	21,763
TOTAL U.S. TREASURY OBLIGATIONS		1,130,663
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,733,720)		1,728,036
U.S. Government Agency - Mortgage Securities - 31.1%

Fannie Mae - 26.8%
3.737% 1/1/35 (e)	1,472	1,463
3.827% 12/1/34 (e)	292	291
3.83% 1/1/35 (e)	1,066	1,061
3.836% 6/1/33 (e)	730	727
3.84% 1/1/35 (e)	2,836	2,811
3.87% 1/1/35 (e)	1,672	1,706
3.913% 12/1/34 (e)	922	920
3.941% 10/1/34 (e)	1,344	1,356
3.98% 1/1/35 (e)	1,331	1,329
3.992% 12/1/34 (e)	1,245	1,255
4% 8/1/18 to 5/1/19	37,544	36,378
4% 3/1/20 (c)	99,786	96,481
4% 1/1/35 (e)	826	827
4.017% 12/1/34 (e)	6,797	6,850
4.021% 12/1/34 (e)	1,025	1,026
4.023% 2/1/35 (e)	875	874
4.029% 1/1/35 (e)	425	424
4.036% 12/1/34 (e)	656	662
4.048% 1/1/35 (e)	874	872
4.052% 2/1/35 (e)	870	869
4.072% 12/1/34 (e)	1,749	1,779
4.104% 1/1/35 (e)	1,904	1,914
4.118% 1/1/35 (e)	1,959	1,959
4.118% 2/1/35 (e)	625	627
4.12% 2/1/35 (e)	1,663	1,664
4.127% 1/1/35 (e)	1,888	1,889
4.128% 2/1/35 (e)	3,441	3,442
4.144% 1/1/35 (e)	2,537	2,553
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Fannie Mae - continued
4.145% 2/1/35 (e)	$ 2,100	$ 2,111
4.151% 1/1/35 (e)	3,208	3,211
4.173% 11/1/34 (e)	1,693	1,724
4.186% 11/1/34 (e)	549	558
4.197% 1/1/35 (e)	1,600	1,604
4.2% 1/1/35 (e)	3,775	3,811
4.269% 10/1/34 (e)	2,764	2,798
4.305% 7/1/34 (e)	1,000	1,013
4.324% 12/1/34 (e)	650	655
4.484% 10/1/34 (e)	6,010	6,084
4.5% 3/1/20 (c)	16,500	16,299
4.5% 3/1/33 to 3/1/34	119,397	115,099
4.5% 4/1/35 (c)(h)	6,788	6,523
4.551% 8/1/34 (e)	2,255	2,297
5% 1/1/17 to 11/1/34	200,236	199,758
5% 3/1/20 (c)	21,813	21,991
5% 3/1/35 (c)	156,130	154,032
5.5% 1/1/09 to 11/1/33	145,086	147,667
5.5% 3/1/35 (c)	318,813	322,001
6% 8/1/13 to 3/1/31	61,118	63,434
6% 3/1/35 (c)	90,556	93,075
6.5% 4/1/11 to 2/1/33	79,772	83,372
6.5% 3/1/20 (c)(h)	5,000	5,263
6.5% 3/1/35 (c)	57	60
7% 3/1/15 to 2/1/29	2,723	2,880
7.5% 1/1/08 to 2/1/32	10,263	10,975
8% 11/1/08 to 6/1/30	199	213
8.5% 6/1/17 to 8/1/23	353	385
9.5% 12/1/09 to 9/1/21	389	419
10.75% 9/1/10 to 5/1/14	46	51
11.25% 5/1/14	4	5
11.5% 8/1/14	13	14
13.5% 11/1/14	10	12
14% 3/1/12	28	31
TOTAL FANNIE MAE		1,443,434
Freddie Mac - 2.7%
4% 3/1/20 (c)	100,000	96,719
4.232% 1/1/35 (e)	1,685	1,686
4.364% 1/1/35 (e)	3,725	3,734
4.434% 2/1/35 (e)	3,425	3,434
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Freddie Mac - continued
5.013% 8/1/33 (e)	$ 728	$ 742
5.5% 12/1/17	8,193	8,407
6% 4/1/28 to 11/1/30	6,612	6,801
6.5% 8/1/32	6,895	7,183
7% 4/1/32	9,048	9,540
7.5% 9/1/15 to 6/1/32	2,124	2,275
8% 7/1/16 to 4/1/32	1,506	1,623
8.5% 9/1/19 to 1/1/28	275	301
9% 10/1/16	40	43
9.5% 10/1/08 to 8/1/30	201	217
10.5% 5/1/09 to 12/1/15	27	29
11% 8/1/15 to 9/1/20	320	353
11.5% 10/1/15	7	8
11.75% 9/1/13	20	22
12% 2/1/13 to 7/1/15	15	17
13.5% 12/1/14	44	50
TOTAL FREDDIE MAC		143,184
Government National Mortgage Association - 1.6%
6% 12/15/08 to 12/20/33	28,080	28,975
6.5% 6/15/23 to 7/15/34	19,304	20,276
6.5% 3/1/35 (c)	325	342
7% 12/15/22 to 10/15/32	24,386	25,847
7.5% 2/15/17 to 1/15/32	7,430	7,991
8% 7/15/18 to 6/15/28	2,290	2,485
8.5% 11/15/05 to 12/15/30	418	455
9.5% 3/15/23	16	18
10.5% 5/20/16 to 1/20/18	343	388
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		86,777
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,675,790)		1,673,395
Asset-Backed Securities - 2.1%

ACE Securities Corp. Series 2005-SD1 Class A1, 3.05% 11/25/50 (e)	3,176	3,176
AmeriCredit Automobile Receivables Trust:
Series 2001-B Class A4, 5.37% 6/12/08	2,345	2,368
Series 2003-BX Class A4B, 2.97% 1/6/10 (e)	3,680	3,698
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Amortizing Residential Collateral Trust Series 2003-BC1 Class M2, 3.75% 1/25/32 (e)	$ 2,220	$ 2,227
Capital Auto Receivables Asset Trust Series 2002-5 Class B, 2.8% 4/15/08	2,787	2,771
Capital One Multi-Asset Execution Trust:
Series 2003-B2 Class B2, 3.5% 2/17/09	6,645	6,622
Series 2003-B4 Class B4, 3.39% 7/15/11 (e)	5,910	6,020
Series 2004-6 Class B, 4.15% 7/16/12	7,720	7,580
Citibank Credit Card Issuance Trust Series 2002-C1 Class C1, 3.76% 2/9/09 (e)	12,000	12,160
Discover Card Master Trust I Series 2003-4 Class B1, 2.92% 5/16/11 (e)	7,360	7,405
Fremont Home Loan Trust:
Series 2004-A:
Class M1, 3.2% 1/25/34 (e)	3,950	3,950
Class M2, 3.8% 1/25/34 (e)	4,600	4,600
Series 2005-A:
Class M1, 3.02% 1/25/35 (e)	1,475	1,475
Class M2, 3.05% 1/25/35 (e)	2,125	2,125
Class M3, 3.08% 1/25/35 (e)	1,150	1,150
Household Private Label Credit Card Master Note Trust I Series 2002-3 Class B, 3.84% 9/15/09 (e)	5,835	5,869
MBNA Credit Card Master Note Trust:
Series 2002-B1 Class B1, 5.15% 7/15/09	4,750	4,838
Series 2003-B3 Class B3, 2.965% 1/18/11 (e)	5,025	5,052
Series 2003-B5 Class B5, 2.96% 2/15/11 (e)	2,010	2,027
National Collegiate Student Loan Trust Series 2005-GT1 Class AIO, 6.75% 12/25/09 (g)	3,800	1,092
Park Place Securities, Inc. Series 2005-WCH1 Class M2, 3.17% 1/25/35 (e)	3,700	3,700
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 3.04% 3/15/11 (b)(e)	6,165	6,181
Triad Auto Receivables Owner Trust Series 2002-A Class A4, 3.24% 8/12/09	7,625	7,599
WFS Financial Owner Trust Series 2004-3 Class A4, 3.93% 2/17/12	9,505	9,420
TOTAL ASSET-BACKED SECURITIES (Cost $112,898)		113,105
Collateralized Mortgage Obligations - 2.1%
	Principal Amount (000s)	Value (Note 1) (000s)
Private Sponsor - 0.7%
Adjustable Rate Mortgage Trust floater:
Series 2005-1 Class 5A2, 2.98% 5/25/35 (e)	$ 6,869	$ 6,872
Series 2005-2 Class 6A2, 2.93% 6/25/35 (e)	3,350	3,351
Bear Stearns Alt-A Trust floater Series 2005-1 Class A1, 2.8388% 1/25/35 (e)	8,048	8,048
CS First Boston Mortgage Securities Corp. floater Series 2004-AR3 Class 6A2, 3.02% 4/25/34 (e)	2,869	2,872
Impac CMB Trust floater Series 2005-2 Class 1A2, 3.075% 4/25/35 (e)	3,050	3,050
Master Alternative Loan Trust Series 2004-3 Class 3A1, 6% 4/25/34	1,520	1,544
Residential Asset Mortgage Products, Inc. sequential pay Series 2004-SL2 Class A1, 6.5% 10/25/16	1,523	1,559
Sequoia Mortgage Trust floater Series 2005-2 Class A2, 3.2813% 3/20/35 (e)	10,760	10,738
TOTAL PRIVATE SPONSOR		38,034
U.S. Government Agency - 1.4%
Fannie Mae guaranteed REMIC pass thru certificates planned amortization class:
Series 2003-83 Class TH, 4.5% 11/25/16	11,450	11,293
Series 2004-81 Class KD, 4.5% 7/25/18	7,951	7,751
Freddie Mac Multi-class participation certificates guaranteed planned amortization class:
Series 2677 Class C, 4.5% 6/15/15	5,405	5,395
Series 2702 Class WB, 5% 4/15/17	9,605	9,693
Series 2728 Class NE, 4.5% 7/15/17	8,910	8,724
Series 2828 Class JD, 4.5% 8/15/17	26,223	25,635
Series 2885 Class PC, 4.5% 3/15/18	7,765	7,694
TOTAL U.S. GOVERNMENT AGENCY		76,185
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $115,509)		114,219
Commercial Mortgage Securities - 4.2%

Banc of America Commercial Mortgage, Inc. sequential pay Series 2000-2 Class A2, 7.197% 9/15/32	3,200	3,556
Bayview Commercial Asset Trust floater Series 2004-3:
Class A1, 3.02% 1/25/35 (b)(e)	6,524	6,527
Class A2, 3.07% 1/25/35 (b)(e)	939	940
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Bayview Commercial Asset Trust floater Series 2004-3: - continued
Class M1, 3.15% 1/25/35 (b)(e)	$ 1,087	$ 1,087
Class M2, 3.65% 1/25/35 (b)(e)	692	692
Bear Stearns Commercial Mortgage Securities, Inc. sequential pay Series 2003-PWR2 Class A3, 4.834% 5/11/39	3,760	3,797
Chase Commercial Mortgage Securities Corp. Series 2001-245 Class A2, 6.4842% 2/12/16 (b)(e)	3,425	3,724
Chase Manhattan Bank-First Union National Bank Commercial Mortgage Trust sequential pay Series 1999-1 Class A2, 7.439% 8/15/31	5,000	5,570
COMM:
floater Series 2002-FL7 Class D, 3.16% 11/15/14 (b)(e)	2,170	2,174
Series 2004-LBN2 Class X2, 1.1167% 3/10/39 (b)(e)(g)	14,803	604
Commercial Resecuritization Trust sequential pay Series 1999-ABC1 Class A, 6.74% 1/27/09 (b)	4,150	4,231
CS First Boston Mortgage Securities Corp.:
floater Series 2003-TF2A Class A2, 2.91% 11/15/14 (b)(e)	7,500	7,507
sequential pay:
Series 1997-C2:
Class A2, 6.52% 1/17/35	2,034	2,078
Class A3, 6.55% 1/17/35	4,180	4,420
Series 1999-C1 Class A2, 7.29% 9/15/41	9,450	10,425
Series 2004-C1 Class A3, 4.321% 1/15/37	4,485	4,408
Series 1998-C1 Class C, 6.78% 5/17/40	9,200	9,945
Series 2004-C1 Class ASP, 1.0444% 1/15/37 (b)(e)(g)	72,935	2,788
Deutsche Mortgage & Asset Receiving Corp. sequential pay Series 1998-C1 Class D, 7.231% 6/15/31	3,430	3,710
DLJ Commercial Mortgage Corp. sequential pay:
Series 1998-CF1 Class A1B, 6.41% 2/18/31	5,000	5,276
Series 1998-CG1 Class A1B, 6.41% 6/10/31	6,204	6,561
Series 2000-CF1 Class A1B, 7.62% 6/10/33	7,200	8,132
EQI Financing Partnership I LP Series 1997-1 Class B, 7.37% 12/20/15 (b)	1,770	1,852
Fannie Mae sequential pay Series 1999-10 Class MZ, 6.5% 9/17/38	12,091	12,647
First Union-Lehman Brothers Commercial Mortgage Trust sequential pay Series 1997-C2 Class A3, 6.65% 11/18/29	1,894	1,993
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
GGP Mall Properties Trust sequential pay Series 2001-C1A Class A2, 5.007% 11/15/11 (b)	$ 6,314	$ 6,417
Ginnie Mae guaranteed REMIC pass thru securities sequential pay Series 2003-22 Class B, 3.963% 5/16/32	7,330	7,101
GS Mortgage Securities Corp. II sequential pay:
Series 2001-LIBA Class A2, 6.615% 2/14/16 (b)	6,150	6,794
Series 2003-C1 Class A2A, 3.59% 1/10/40	7,620	7,512
Heller Financial Commercial Mortgage Asset Corp. sequential pay Series 2000-PH1 Class A1, 7.715% 1/17/34	1,908	2,020
LB Commercial Conduit Mortgage Trust sequential pay Series 1999-C1 Class A2, 6.78% 6/15/31	5,000	5,429
LB-UBS Commercial Mortgage Trust sequential pay:
Series 2000-C3 Class A2, 7.95% 1/15/10	4,450	5,088
Series 2001-C3 Class A1, 6.058% 6/15/20	6,804	7,106
Series 2001-C7 Class A2, 5.533% 12/15/25	10,000	10,290
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A:
Class B, 4.13% 11/20/37 (b)	5,440	5,170
Class C, 4.13% 11/20/37 (b)	5,540	5,051
Morgan Stanley Capital I, Inc.:
sequential pay Series 2004-HQ3 Class A2, 4.05% 1/13/41	4,520	4,432
Series 2005-IQ9 Class X2, 0.8417% 7/15/56 (b)(e)(g)	63,215	3,476
Mortgage Capital Funding, Inc. sequential pay Series 1998-MC2 Class A2, 6.423% 6/18/30	5,371	5,667
Prudential Securities Secured Financing Corp. sequential pay Series 1998-C1 Class A1B, 6.506% 7/15/08	5,000	5,296
Salomon Brothers Mortgage Securities VII, Inc. sequential pay Series 2000-C3 Class A2, 6.592% 12/18/33	8,115	8,839
Trizechahn Office Properties Trust Series 2001-TZHA Class E3, 7.253% 3/15/13 (b)	6,150	6,478
Wachovia Bank Commercial Mortgage Trust sequential pay Series 2003-C6 Class A2, 4.498% 8/15/35	7,280	7,277
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $223,301)		224,087
Foreign Government and Government Agency Obligations - 1.5%
	Principal Amount (000s)	Value (Note 1) (000s)
Chilean Republic:
5.625% 7/23/07	$ 405	$ 418
7.125% 1/11/12	7,625	8,645
Italian Republic 4.5% 1/21/15	23,300	22,838
Korean Republic 4.875% 9/22/14	8,265	8,151
State of Israel 4.625% 6/15/13	1,735	1,678
United Mexican States:
5.875% 1/15/14	2,770	2,830
6.375% 1/16/13	5,570	5,890
6.75% 9/27/34	5,495	5,597
7.5% 4/8/33	24,061	26,756
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $79,260)		82,803
Supranational Obligations - 0.1%

Corporacion Andina de Fomento 6.875% 3/15/12 (Cost $3,369)	3,405	3,786
Fixed-Income Funds - 10.6%
	Shares
Fidelity Ultra-Short Central Fund (f) (Cost $570,050)	5,720,687	569,380
Cash Equivalents - 13.4%
	Maturity Amount (000s)	Value (Note 1) (000s)
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 2.64%, dated 2/28/05 due 3/1/05) (i)	$ 719,428	$ 719,375
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 2.59%, dated 2/28/05 due 3/1/05) (i)	3,351	3,351
TOTAL CASH EQUIVALENTS (Cost $722,726)		722,726
TOTAL INVESTMENT PORTFOLIO - 115.2% (Cost $6,176,759)		6,201,438
NET OTHER ASSETS - (15.2)%		(819,708)
NET ASSETS - 100%		$ 5,381,730
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swap
Receive quarterly notional amount multiplied by .38% and pay Merrill Lynch, Inc. upon default event of EnCana Corp., par value of the notional amount of EnCana Corp. 4.75% 10/15/13	March 2009	$ 5,500	$ 16
Receive quarterly notional amount multiplied by .38% and pay Merrill Lynch, Inc. upon default event of EnCana Corp., par value of the notional amount of EnCana Corp. 4.75% 10/15/13	March 2009	2,200	7
Receive quarterly notional amount multiplied by .41% and pay Merrill Lynch, Inc. upon default event of Talisman Energy, Inc., par value of the notional amount of Talisman Energy, Inc. 7.25% 10/15/27	March 2009	4,100	17
Receive quarterly notional amount multiplied by .59% and pay Merrill Lynch, Inc. upon default event of Raytheon Co., par value of the notional amount of Raytheon Co. 6.55% 3/15/10	March 2009	10,000	109
TOTAL CREDIT DEFAULT SWAP		21,800	149
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swap
Receive quarterly a fixed rate equal to 3.2955% and pay quarterly a floating rate based on 3-month LIBOR with Morgan Stanley, Inc.	Feb. 2006	$ 45,000	$ (81)
Recieve quarterly a fixed rate equal to 2.83852% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Oct. 2006	55,000	(840)
TOTAL INTEREST RATE SWAP		100,000	(921)
Total Return Swap
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ Index and pay monthly a floating rate based on 1-month LIBOR minus 40 basis points with Lehman Brothers, Inc.	April 2005	5,425	(84)
Receive quarterly a return equal to that of Banc of America Securities LLC AAA 10Yr Commercial Mortgage Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 30 basis points with Bank of America	May 2005	20,000	(393)
Receive quarterly a return equal to that of Banc of America Securities LLC AAA 10Yr Commercial Mortgage Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 30 basis points with Bank of America	July 2005	17,925	(213)
Receive quarterly a return equal to that of Banc of America Securities LLC AAA 10Yr Commercial Mortgage Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 27 basis points with Bank of America	June 2005	17,925	147
TOTAL TOTAL RETURN SWAP		61,275	(543)
		$ 183,075	$ (1,315)
Legend
(a) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $153,800,000 or 2.9% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $309,000.
(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments.
(g) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
(h) A portion of the security is subject to a forward commitment to sell.
(i) Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement/ Counterparty	Value (000s)
$719,375,000 due 3/1/05 at 2.64%
Banc of America Securities LLC.	$ 160,120
Bank of America, National Association	55,996
Barclays Capital Inc.	153,988
Countrywide Securities Corporation	12,599
Deutsche Bank Securities Inc.	6,999
Goldman Sachs & Co.	13,999
Morgan Stanley & Co. Incorporated.	119,690
UBS Securities LLC	195,984
$ 719,375

$3,351,000 due 3/1/05 at 2.59%
Banc of America Securities LLC.	$ 300
Barclays Capital Inc.	1,161
BNP Paribas Securities Corp.	1,322
State Street Bank and Trust Company	568
$ 3,351

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	February 28, 2005

Assets
Investment in securities, at value (including repurchase agreements of $722,726) (cost $6,176,759) - See accompanying schedule		$ 6,201,438
Commitment to sell securities on a delayed delivery basis	$ (12,392)
Receivable for securities sold on a delayed delivery basis	12,453	61
Receivable for investments sold, regular delivery		57
Receivable for fund shares sold		17,192
Interest receivable		34,785
Prepaid expenses		20
Receivable from investment adviser for expense reductions		1,349
Total assets		6,254,902

Liabilities
Payable to custodian bank	3,289
Payable for investments purchased Regular delivery	12,860
Delayed delivery	837,032
Payable for fund shares redeemed	14,911
Distributions payable	375
Swap agreements, at value	1,315
Accrued management fee	1,433
Other affiliated payables	784
Other payables and accrued expenses	1,173
Total liabilities		873,172

Net Assets		$ 5,381,730
Net Assets consist of:
Paid in capital		$ 5,333,499
Undistributed net investment income		6,479
Accumulated undistributed net realized gain (loss) on investments		18,327
Net unrealized appreciation (depreciation) on investments		23,425
Net Assets, for 485,778 shares outstanding		$ 5,381,730
Net Asset Value, offering price and redemption price per share ($5,381,730 ÷ 485,778 shares)		$ 11.08

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended February 28, 2005

Investment Income
Interest		$ 204,050
Security lending		260
Total income		204,310

Expenses
Management fee	$ 16,141
Transfer agent fees	8,192
Accounting and security lending fees	853
Non-interested trustees' compensation	27
Custodian fees and expenses	212
Registration fees	196
Audit	74
Legal	10
Miscellaneous	969
Total expenses before reductions	26,674
Expense reductions	(10,641)	16,033
Net investment income		188,277
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	47,574
Swap agreements	2,825
Total net realized gain (loss)		50,399
Change in net unrealized appreciation (depreciation) on: Investment securities	(111,258)
Swap agreements	(2,692)
Delayed delivery commitments	71
Total change in net unrealized appreciation (depreciation)		(113,879)
Net gain (loss)		(63,480)
Net increase (decrease) in net assets resulting from operations		$ 124,797

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended February 28, 2005	Year ended February 29, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 188,277	$ 177,251
Net realized gain (loss)	50,399	101,357
Change in net unrealized appreciation (depreciation)	(113,879)	(42,976)
Net increase (decrease) in net assets resulting from operations	124,797	235,632
Distributions to shareholders from net investment income	(190,147)	(178,448)
Distributions to shareholders from net realized gain	(44,936)	(75,798)
Total distributions	(235,083)	(254,246)
Share transactions Proceeds from sales of shares	1,900,727	2,218,518
Reinvestment of distributions	229,433	248,315
Cost of shares redeemed	(1,516,607)	(2,414,805)
Net increase (decrease) in net assets resulting from share transactions	613,553	52,028
Total increase (decrease) in net assets	503,267	33,414

Net Assets
Beginning of period	4,878,463	4,845,049
End of period (including undistributed net investment income of $6,479 and undistributed net investment income of $5,875, respectively)	$ 5,381,730	$ 4,878,463
Other Information Shares
Sold	170,868	196,311
Issued in reinvestment of distributions	20,638	22,029
Redeemed	(136,492)	(214,252)
Net increase (decrease)	55,014	4,088

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended February 28,	2005	2004 D	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 11.33	$ 11.36	$ 10.90	$ 10.72	$ 10.17
Income from Investment Operations
Net investment income B	.415	.413	.505	.597 E	.708
Net realized and unrealized gain (loss)	(.145)	.153	.569	.184 E	.561
Total from investment operations	.270	.566	1.074	.781	1.269
Distributions from net investment income	(.420)	(.416)	(.494)	(.601)	(.719)
Distributions from net realized gain	(.100)	(.180)	(.120)	-	-
Total distributions	(.520)	(.596)	(.614)	(.601)	(.719)
Net asset value, end of period	$ 11.08	$ 11.33	$ 11.36	$ 10.90	$ 10.72
Total Return A	2.46%	5.14%	10.15%	7.48%	12.95%
Ratios to Average Net Assets C
Expenses before expense reductions	.53%	.49%	.49%	.51%	.50%
Expenses net of voluntary waivers, if any	.32%	.32%	.32%	.32%	.32%
Expenses net of all reductions	.32%	.32%	.32%	.31%	.31%
Net investment income	3.73%	3.65%	4.56%	5.54% E	6.84%
Supplemental Data
Net assets, end of period (in millions)	$ 5,382	$ 4,878	$ 4,845	$ 3,082	$ 2,142
Portfolio turnover rate	160%	217%	204%	178%	144%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

D For the year ended February 29.

E Effective March 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended February 28, 2005

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity U.S. Bond Index Fund (the fund) is a fund of Fidelity Concord Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The fund may invest in affiliated fixed-income and money market central funds (underlying funds) managed by affiliates of Fidelity Management & Research Company (FMR).The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund and underlying fixed-income funds (funds):

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities, including restricted securities, for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies, including underlying funds, are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions, including shares of the underlying funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Annual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, market discount, deferred trustees compensation, financing transactions and losses deferred due to wash sales.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 72,858
Unrealized depreciation	(45,753)
Net unrealized appreciation (depreciation)	27,105
Undistributed ordinary income	12,201
Undistributed long-term capital gain	6,700
Cost for federal income tax purposes	$ 6,174,333

The tax character of distributions paid was as follows:

	February 28, 2005	February 29, 2004
Ordinary Income	$ 201,066	$ 220,887
Long-term Capital Gains	34,017	33,359
Total	$ 235,083	$ 254,246

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits certain funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. Certain funds may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2 .Operating Policies - continued

Repurchase Agreements - continued

and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Delayed Delivery Transactions and When-Issued Securities. Certain funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. Certain funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. Certain funds may use futures contracts to manage their exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase a funds' exposure to the underlying instrument, while selling futures tends to decrease a funds' exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. Certain funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

Swap Agreements. Certain funds may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for

Annual Report

2. Operating Policies - continued

Swap Agreements - continued

floating rate interest payments. Periodic payments received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact each applicable fund.

Total return swaps are agreements to exchange the return generated by one instrument or index for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, each applicable fund will receive a payment from the counterparty. To the extent it is less, each applicable fund will make a payment to the counterparty. Periodic payments received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. Each applicable fund may enter into credit default swaps in which the fund or their counterparties act as guarantors. By acting as the guarantor of a swap, the fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value. Periodic payments and premiums received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with each applicable fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the fund's Schedule of Investments under the caption "Swap Agreements."

Mortgage Dollar Rolls. To earn additional income, certain funds may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2. Operating Policies - continued

Mortgage Dollar Rolls - continued

similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but may be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $882,231 and $962,643, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee that is based on an annual rate of .32% of the fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .16% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Central Funds. Certain funds may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Ultra-Short Central Fund seeks to obtain a high level of current income consistent with preservation of capital. The Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $9,978 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. At period end, there were no interfund loans outstanding. The fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Earned (included in interest income)	Interest Expense
Lender	$ 7,683	1.31%	$ 2	-

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. At period end there were no security loans outstanding.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

7. Expense Reductions.

FMR voluntarily agreed to reimburse the fund to the extent annual operating expenses exceeded .32% of average net assets. Some expenses, for example interest expense, are excluded from this reimbursement. During the period, this reimbursement reduced the fund's expenses by $10,531.

In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and transfer agent expenses by $3 and $107, respectively.

8. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Concord Street Trust and the Shareholders of Fidelity U.S. Bond Index Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity U.S. Bond Index Fund (a fund of Fidelity Concord Street Trust) at February 28, 2005 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity U.S. Bond Index Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

April 12, 2005

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, Dennis J. Dirks, and Kenneth L. Wolfe, each of the Trustees oversees 301 funds advised by FMR or an affiliate. Mr. McCoy oversees 303 funds advised by FMR or an affiliate. Mr. Dirks and Mr. Wolfe oversee 268 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information on the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (74)**

Year of Election or Appointment: 1987

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director (2000-present) of FMR Co., Inc.

Abigail P. Johnson (43)**

Year of Election or Appointment: 2001

Senior Vice President of U.S. Bond Index (2001-present). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001-present). She is President and a Director of FMR (2001-present), Fidelity Investments Money Management, Inc. (2001-present), FMR Co., Inc. (2001-present), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (50)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002-present) and Chief Financial Officer (2002-present) of FMR Corp. Previously, Ms. Cronin served as Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (52)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003-present) and Chief Operating Officer (2002-present) of FMR Corp. He also serves on the Board at Fidelity Investments Canada, Ltd. (2000-present). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (56)

Year of Election or Appointment: 2005

Mr. Dirks also serves as a Trustee (2005-present) or Member of the Advisory Board (2004-present) of other investment companies advised by FMR. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003).

Robert M. Gates (61)

Year of Election or Appointment: 1997

Dr. Gates is Vice Chairman of the non-interested Trustees (2005-present). Dr. Gates is President of Texas A&M University (2002-present). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001-present), and Brinker International (restaurant management, 2003-present). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001-present). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

George H. Heilmeier (68)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), Teletech Holdings (customer management services), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE) (2000-present). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), and INET Technologies Inc. (telecommunications network surveillance, 2001-2004).

Marie L. Knowles (58)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (61)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as a Director of Italtel Holding S.p.A. (telecommunications (Milan, Italy), 2004-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Council on Foreign Relations.

Marvin L. Mann (71)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001-present). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals), where he served as CEO until April 1998, retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. He is a member of the Executive Committee of the Independent Director's Council of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (71)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system).

Cornelia M. Small (60)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1998). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (65)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman of the Board (2000-present) and a Member of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2000-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002-present). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (66)

Year of Election or Appointment: 2005

Mr. Wolfe also serves as a Trustee (2005-present) or Member of the Advisory Board (2004-present) of other investment companies advised by FMR. Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003-present), Bausch & Lomb, Inc., and Revlon Inc. (2004-present).

Annual Report

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (62)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Concord Street Trust. Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director (2000-present) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Dwight D. Churchill (51)

Year of Election or Appointment: 1997

Vice President of U.S. Bond Index. He serves as Head of Fidelity's Fixed-Income Division (2000), Vice President of Fidelity's Money Market Funds (2000), Vice President of Fidelity's Bond Funds (1997), and Senior Vice President of FIMM (2000) and FMR (1997). Mr. Churchill joined Fidelity in 1993 as Vice President and Group Leader of Taxable Fixed-Income Investments.

Charles S. Morrison (44)

Year of Election or Appointment: 2002

Vice President of U.S. Bond Index. Mr. Morrison also serves as Vice President of Fidelity's Bond Funds (2002), and Vice President of certain Asset Allocation and Balanced Funds (2002). He serves as Vice President (2002) and Bond Group Leader (2002) of Fidelity Investments Fixed Income Division. Mr. Morrison is also Vice President of FIMM (2002) and FMR (2002). Mr. Morrison joined Fidelity in 1987 as a Corporate Bond Analyst in the Fixed Income Research Division.

Ford O'Neil (42)

Year of Election or Appointment: 2001

Vice President of U.S. Bond Index. Mr. O'Neil also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. O'Neil managed a variety of Fidelity funds.

Eric D. Roiter (56)

Year of Election or Appointment: 1998

Secretary of U.S. Bond Index. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Vice President and Secretary of FDC; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Management & Research (Far East) Inc. (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present).

Stuart Fross (45)
Year of Election or Appointment: 2003 Assistant Secretary of U.S. Bond Index. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003) and is an employee of FMR.
Christine Reynolds (46)

Year of Election or Appointment: 2004

President, Treasurer, and Anti-Money Laundering (AML) officer of U.S. Bond Index. Ms. Reynolds also serves as President, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was most recently an audit partner with PwC's investment management practice.

Timothy F. Hayes (54)

Year of Election or Appointment: 2002

Chief Financial Officer of U.S. Bond Index. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

Kenneth A. Rathgeber (57)

Year of Election or Appointment: 2004

Chief Compliance Officer of U.S. Bond Index. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004) and Executive Vice President of Risk Oversight for Fidelity Investments (2002). Previously, he served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

John R. Hebble (46)

Year of Election or Appointment: 2003

Deputy Treasurer of U.S. Bond Index. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

Bryan A. Mehrmann (43)

Year of Election or Appointment: 2005

Deputy Treasurer of U.S. Bond Index. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kimberley H. Monasterio (41)

Year of Election or Appointment: 2004

Deputy Treasurer of U.S. Bond Index. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

John H. Costello (58)
Year of Election or Appointment: 1990 Assistant Treasurer of U.S. Bond Index. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Peter L. Lydecker (51)
Year of Election or Appointment: 2004 Assistant Treasurer of U.S. Bond Index. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Mark Osterheld (49)
Year of Election or Appointment: 2002 Assistant Treasurer of U.S. Bond Index. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Kenneth B. Robins (35)

Year of Election or Appointment: 2004

Assistant Treasurer of U.S. Bond Index. Mr. Robins also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Annual Report

Distributions

The Board of Trustees of Fidelity U.S. Bond Index Fund voted to pay on April 11, 2005, to shareholders of record at the opening of business on April 8, 2005, a distribution of $.04 per share derived from capital gains realized from sales of portfolio securities.

The fund hereby designates as capital gain dividends: For dividends with respect to the taxable year ended February 28, 2005, $25,736,000, or, if subsequently determined to be different, the net capital gain of such year, and for dividends with respect to the taxable year ended February 29, 2004, $14,981,000, or, if subsequently determined to be different, the excess of: (a) the net capital gain of such year, over (b) amounts previously designated as capital gain dividends with respect to such year.

A total of 18.05% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund will notify shareholders in January 2006 of amounts for use in preparing 2005 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on February 16, 2005. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Declaration of Trust to allow the Board of Trustees, if permitted by applicable law, to authorize fund mergers without shareholder approval. A
	# of Votes	% of Votes
Affirmative	10,502,614,583.85	74.230
Against	3,000,394,233.09	21.206
Abstain	545,336,560.50	3.854
Broker Non-Votes	100,423,419.53	.710
TOTAL	14,148,768,796.97	100.000
PROPOSAL 2
To elect a Board of Trustees. A
	# of Votes	% of Votes
J. Michael Cook B
Affirmative	13,243,541,707.72	93.602
Withheld	905,227,089.25	6.398
TOTAL	14,148,768,796.97	100.000
Ralph F. Cox B
Affirmative	13,222,905,706.82	93.456
Withheld	925,863,090.15	6.544
TOTAL	14,148,768,796.97	100.000
Laura B. Cronin
Affirmative	13,205,702,370.66	93.335
Withheld	943,066,426.31	6.665
TOTAL	14,148,768,796.97	100.000
Dennis J. Dirks
Affirmative	13,217,407,408.54	93.417
Withheld	931,361,388.43	6.583
TOTAL	14,148,768,796.97	100.000
	# of Votes	% of Votes
Robert M. Gates
Affirmative	13,235,776,992.42	93.547
Withheld	912,991,804.55	6.453
TOTAL	14,148,768,796.97	100.000
George H. Heilmeier
Affirmative	13,246,059,052.92	93.620
Withheld	902,709,744.05	6.380
TOTAL	14,148,768,796.97	100.000
Abigail P. Johnson
Affirmative	13,159,101,161.58	93.005
Withheld	989,667,635.39	6.995
TOTAL	14,148,768,796.97	100.000
Edward C. Johnson 3d
Affirmative	13,151,785,532.92	92.954
Withheld	996,983,264.05	7.046
TOTAL	14,148,768,796.97	100.000
Donald J. Kirk B
Affirmative	13,228,911,747.41	93.499
Withheld	919,857,049.56	6.501
TOTAL	14,148,768,796.97	100.000
Marie L. Knowles
Affirmative	13,248,528,348.18	93.637
Withheld	900,240,448.79	6.363
TOTAL	14,148,768,796.97	100.000
Ned C. Lautenbach
Affirmative	13,248,131,063.66	93.635
Withheld	900,637,733.31	6.365
TOTAL	14,148,768,796.97	100.000
Marvin L. Mann
Affirmative	13,228,451,941.97	93.495
Withheld	920,316,855.00	6.505
TOTAL	14,148,768,796.97	100.000
	# of Votes	% of Votes
William O. McCoy
Affirmative	13,238,220,203.24	93.564
Withheld	910,548,593.73	6.436
TOTAL	14,148,768,796.97	100.000
Robert L. Reynolds
Affirmative	13,229,581,237.92	93.503
Withheld	919,187,559.05	6.497
TOTAL	14,148,768,796.97	100.000
Cornelia M. Small
Affirmative	13,221,430,889.61	93.446
Withheld	927,337,907.36	6.554
TOTAL	14,148,768,796.97	100.000
William S. Stavropoulos
Affirmative	13,233,063,044.08	93.528
Withheld	915,705,752.89	6.472
TOTAL	14,148,768,796.97	100.000
A Denotes trust-wide proposals and voting results. B Retired as of December 31, 2004.

Annual Report

Fidelity Ultra-Short Central Fund
Investments February 28, 2005 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 3.3%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 1.4%
Auto Components - 0.4%
DaimlerChrysler NA Holding Corp.:
2.94% 9/10/07 (e)	$ 5,665,000	$ 5,696,175
3.47% 5/24/06 (e)	4,700,000	4,724,097
3.77% 8/8/06 (e)	11,000,000	11,120,439
		21,540,711
Media - 1.0%
AOL Time Warner, Inc. 5.625% 5/1/05	15,000,000	15,058,830
Continental Cablevision, Inc. 8.3% 5/15/06	8,000,000	8,379,336
Cox Communications, Inc. 3.04% 12/14/07 (b)(e)	12,140,000	12,210,837
Liberty Media Corp. 3.99% 9/17/06 (e)	17,000,000	17,209,270
Time Warner, Inc. 7.75% 6/15/05	7,500,000	7,594,793
		60,453,066
TOTAL CONSUMER DISCRETIONARY		81,993,777
FINANCIALS - 0.6%
Capital Markets - 0.1%
State Street Capital Trust II 3.2944% 2/15/08 (e)	10,000,000	10,038,530
Consumer Finance - 0.3%
General Motors Acceptance Corp. 3.92% 10/20/05 (e)	5,000,000	5,021,935
Household Finance Corp. 8% 5/9/05	11,000,000	11,102,718
		16,124,653
Real Estate - 0.2%
Arden Realty LP 8.875% 3/1/05	3,964,000	3,964,000
Duke Realty LP 6.875% 3/15/05	6,500,000	6,508,359
Regency Centers LP 7.125% 7/15/05	700,000	710,010
		11,182,369
TOTAL FINANCIALS		37,345,552
TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 1.0%
British Telecommunications PLC 7.875% 12/15/05	18,145,000	18,726,166
Deutsche Telekom International Finance BV 8.25% 6/15/05	16,638,000	16,870,050
France Telecom SA 7.95% 3/1/06 (a)	5,600,000	5,792,713
GTE Corp. 6.36% 4/15/06	9,000,000	9,236,367
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Sprint Capital Corp. 4.78% 8/17/06	$ 6,000,000	$ 6,063,426
Telefonica Europe BV 7.35% 9/15/05	4,500,000	4,594,667
		61,283,389
Wireless Telecommunication Services - 0.1%
AT&T Wireless Services, Inc. 7.35% 3/1/06	5,500,000	5,692,154
TOTAL TELECOMMUNICATION SERVICES		66,975,543
UTILITIES - 0.2%
Gas Utilities - 0.2%
NiSource Finance Corp. 7.625% 11/15/05	9,250,000	9,506,133
TOTAL NONCONVERTIBLE BONDS (Cost $195,699,539)		195,821,005
U.S. Government Agency Obligations - 8.0%

Fannie Mae:
1.55% 5/4/05	90,000,000	89,802,450
1.8% 5/27/05	60,000,000	59,855,760
6.25% 3/22/12	34,005,000	34,070,902
Federal Home Loan Bank:
1.265% 3/15/05	200,000,000	199,878,000
1.35% 4/29/05	90,000,000	89,789,670
Freddie Mac 0% 4/19/05 (d)	5,000,000	4,982,375
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $479,065,775)		478,379,157
Asset-Backed Securities - 34.6%

Accredited Mortgage Loan Trust:
Series 2004-2 Class A2, 2.95% 7/25/34 (e)	9,727,224	9,727,203
Series 2004-3 Class 2A4, 3% 10/25/34 (e)	10,915,000	10,937,068
Series 2004-4:
Class A2D, 3% 1/25/35 (e)	4,171,055	4,171,055
Class M2, 3.7% 1/25/35 (e)	1,425,000	1,454,669
Class M3, 3.9% 1/25/35 (e)	550,000	568,274
Series 2005-1:
Class M1, 3.09% 4/25/35 (e)	11,280,000	11,279,989
Class M2, 3.31% 4/25/35 (e)	5,275,000	5,274,989
Asset-Backed Securities - continued
	Principal Amount	Value
ACE Securities Corp.:
Series 2002-HE1:
Class A, 2.99% 6/25/32 (e)	$ 722,527	$ 722,722
Class M1, 3.3% 6/25/32 (e)	2,110,000	2,119,127
Series 2002-HE2 Class M1, 3.5% 8/25/32 (e)	21,525,000	21,638,611
Series 2003-FM1 Class M2, 4.5% 11/25/32 (e)	3,015,000	3,069,520
Series 2003-HS1:
Class M1, 3.4% 6/25/33 (e)	800,000	804,596
Class M2, 4.4% 6/25/33 (e)	856,000	872,490
Series 2003-NC1 Class M1, 3.43% 7/25/33 (e)	1,600,000	1,614,851
Series 2004-HE1:
Class M1, 3.15% 2/25/34 (e)	2,193,000	2,193,388
Class M2, 3.75% 2/25/34 (e)	2,475,000	2,476,072
Series 2004-OP1:
Class M1, 3.17% 4/25/34 (e)	4,420,000	4,424,602
Class M2, 3.7% 4/25/34 (e)	6,240,000	6,251,444
Series 2005-SD1 Class A1, 3.05% 11/25/50 (e)	3,570,248	3,570,248
Aesop Funding II LLC Series 2005-1A Class A2, 2.6581% 4/20/09 (b)(e)	8,800,000	8,800,000
American Express Credit Account Master Trust:
Series 2002-4 Class B, 2.9% 2/15/08 (e)	10,000,000	10,008,164
Series 2002-6 Class B, 3.04% 3/15/10 (e)	5,000,000	5,038,211
Series 2004-1 Class B, 2.84% 9/15/11 (e)	5,775,000	5,800,456
Series 2004-C Class C, 3.09% 2/15/12 (b)(e)	19,330,880	19,366,602
AmeriCredit Automobile Receivables Trust:
Series 2000-D Class A4, 2.8% 9/12/07 (e)	846,273	846,289
Series 2002-EM Class A4A, 3.67% 6/8/09	25,000,000	25,002,595
Series 2003-AM:
Class A3B, 2.96% 6/6/07 (e)	3,511,616	3,514,381
Class A4B, 3.06% 11/6/09 (e)	12,400,000	12,464,451
Series 2003-BX Class A4B, 2.97% 1/6/10 (e)	3,265,000	3,280,696
Series 2003-CF Class A3, 2.75% 10/9/07	17,500,000	17,448,358
Ameriquest Mortgage Securities, Inc.:
Series 2002-3 Class M1, 3.35% 8/25/32 (e)	4,131,178	4,145,299
Series 2002-AR1 Class M2, 3.95% 9/25/32 (e)	1,698,000	1,701,137
Series 2003-1:
Class A2, 3.06% 2/25/33 (e)	1,359,995	1,364,857
Class M1, 3.55% 2/25/33 (e)	3,330,000	3,381,135
Series 2003-3:
Class M1, 3.45% 3/25/33 (e)	1,590,000	1,600,434
Class S, 5% 9/25/05 (f)	8,914,894	216,632
Series 2003-6:
Class AV3, 2.97% 8/25/33 (e)	1,715,277	1,716,268
Asset-Backed Securities - continued
	Principal Amount	Value
Ameriquest Mortgage Securities, Inc.: - continued
Class M2, 4.5% 5/25/33 (e)	$ 2,750,000	$ 2,802,046
Series 2003-AR1 Class M1, 3.8% 1/25/33 (e)	7,000,000	7,058,175
Series 2004-R2:
Class M1, 3.08% 4/25/34 (e)	1,230,000	1,229,997
Class M2, 3.13% 4/25/34 (e)	950,000	949,997
Class M3, 3.2% 4/25/34 (e)	3,500,000	3,499,990
Class M4, 3.7% 4/25/34 (e)	4,500,000	4,499,983
Series 2004-R9 Class A3, 2.97% 10/25/34 (e)	9,340,000	9,363,774
Series 2005-R1:
Class M1, 3.0494% 3/25/35 (e)	5,710,000	5,710,000
Class M2, 3.03% 3/25/35 (e)	1,925,000	1,925,000
Series 2005-R2 Class M1, 3.05% 4/25/35 (c)(e)	12,500,000	12,500,000
Amortizing Residential Collateral Trust:
Series 2002-BC3 Class A, 2.98% 6/25/32 (e)	3,135,445	3,144,105
Series 2002-BC6 Class M1, 3.4% 8/25/32 (e)	24,900,000	25,074,258
Series 2002-BC7:
Class M1, 3.45% 10/25/32 (e)	10,000,000	10,096,880
Class M2, 3.55% 10/25/32 (e)	5,575,000	5,610,734
Series 2003-BC1 Class M2, 3.75% 1/25/32 (e)	2,480,000	2,488,295
AQ Finance NIMS Trust Series 2003-N6A Class NOTE, 2.95% 5/25/10 (b)(e)	365,483	363,655
ARG Funding Corp. Series 2005-1A Class A2, 2.69% 4/20/09 (b)(e)	11,000,000	11,000,000
Argent Securities, Inc.:
Series 2003-W3 Class M2, 4.45% 9/25/33 (e)	20,000,000	20,665,040
Series 2003-W7 Class A2, 3.04% 3/1/34 (e)	6,340,488	6,355,138
Series 2004-W5 Class M1, 3.25% 4/25/34 (e)	3,960,000	3,964,997
Series 2004-W7:
Class M1, 3.2% 5/25/34 (e)	4,085,000	4,084,987
Class M2, 3.25% 5/25/34 (e)	3,320,000	3,319,989
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2002-HE2 Class M2, 3.72% 8/15/32 (e)	978,000	981,746
Series 2003-HE2:
Class A2, 2.97% 4/15/33 (e)	3,554,183	3,557,832
Class M1, 3.49% 4/15/33 (e)	9,000,000	9,069,099
Series 2003-HE3:
Class M1, 3.42% 6/15/33 (e)	2,185,000	2,202,719
Class M2, 4.59% 6/15/33 (e)	10,000,000	10,263,392
Series 2003-HE4 Class M2, 4.59% 8/15/33 (e)	5,695,000	5,825,080
Series 2003-HE5 Class A2A, 2.95% 8/15/33 (e)	4,503,715	4,508,391
Series 2003-HE6 Class M1, 3.3% 11/25/33 (e)	3,475,000	3,501,334
Asset-Backed Securities - continued
	Principal Amount	Value
Asset Backed Securities Corp. Home Equity Loan Trust: - continued
Series 2004-HE3:
Class M1, 3.19% 6/25/34 (e)	$ 1,450,000	$ 1,450,518
Class M2, 3.77% 6/25/34 (e)	3,350,000	3,351,108
Series 2004-HE6 Class A2, 3.01% 6/25/34 (e)	22,861,379	22,861,343
Series 2005-HE2:
Class M1, 2.99% 3/25/35 (c)(e)	8,250,000	8,250,000
Class M2, 3.04% 3/25/35 (c)(e)	2,065,000	2,065,000
Bank One Issuance Trust:
Series 2002-B1 Class B1, 2.97% 12/15/09 (e)	20,655,000	20,761,848
Series 2002-B2 Class B2, 2.93% 5/15/08 (e)	15,000,000	15,010,700
Series 2002-B3 Class B, 2.95% 8/15/08 (e)	14,500,000	14,522,288
Series 2002-C1 Class C1, 3.55% 12/15/09 (e)	7,980,000	8,082,774
Series 2002-C2 Class C2, 3.58% 5/15/08 (e)	35,785,000	35,918,267
Bayview Financial Acquisition Trust Series 2004-C Class A1, 3.09% 5/28/44 (e)	10,536,616	10,543,201
Bayview Financial Asset Trust Series 2000-F Class A, 3.17% 9/28/43 (e)	11,420,657	11,438,528
Bayview Financial Mortgage Loan Trust Series 2004-A Class A, 3.12% 2/28/44 (e)	6,991,546	6,999,220
Bear Stearns Asset Backed Securities I Series 2005-HE2:
Class M1, 3.23% 2/25/35 (e)	6,655,000	6,655,000
Class M2, 3.48% 2/25/35 (e)	2,430,000	2,430,000
Capital Auto Receivables Asset Trust:
Series 2002-5 Class B, 2.8% 4/15/08	4,180,205	4,156,644
Series 2003-1 Class B, 3.06% 6/15/10 (b)(e)	8,079,811	8,108,597
Series 2003-2 Class B, 2.87% 1/15/09 (e)	3,750,346	3,757,129
Capital One Auto Finance Trust:
Series 2003-A Class A4B, 2.87% 1/15/10 (e)	9,630,000	9,664,993
Series 2004-B Class A4, 2.7% 8/15/11 (e)	16,300,000	16,299,110
Capital One Master Trust:
Series 1999-3 Class B, 3.07% 9/15/09 (e)	5,000,000	5,006,571
Series 2001-1 Class B, 3.1% 12/15/10 (e)	19,500,000	19,667,043
Series 2001-8A Class B, 3.14% 8/17/09 (e)	9,585,000	9,650,952
Series 2002-3A Class B, 4.55% 2/15/08	10,000,000	10,022,556
Series 2002-4A Class B, 3.09% 3/15/10 (e)	6,000,000	6,036,034
Capital One Multi-Asset Execution Trust:
Series 2002-B1 Class B1, 3.27% 7/15/08 (e)	17,705,000	17,737,005
Series 2003-B1 Class B1, 3.76% 2/17/09 (e)	15,470,000	15,636,507
Capital Trust Ltd. Series 2004-1:
Class A2, 3.0494% 7/20/39 (b)(e)	2,968,000	2,968,000
Class B, 3.3494% 7/20/39 (b)(e)	1,550,000	1,550,000
Asset-Backed Securities - continued
	Principal Amount	Value
Capital Trust Ltd. Series 2004-1: - continued
Class C, 3.6994% 7/20/39 (b)(e)	$ 1,994,000	$ 1,994,000
CDC Mortgage Capital Trust:
Series 2001-HE1 Class M1, 3.68% 1/25/32 (e)	4,244,221	4,268,672
Series 2002-HE2 Class M1, 3.35% 1/25/33 (e)	9,999,980	10,046,312
Series 2002-HE3:
Class M1, 3.75% 3/25/33 (e)	21,499,948	21,944,385
Class M2, 4.9% 3/25/33 (e)	9,968,976	10,187,080
Series 2003-HE1:
Class M1, 3.55% 8/25/33 (e)	1,989,998	2,000,306
Class M2, 4.6% 8/25/33 (e)	4,369,996	4,448,310
Series 2003-HE2 Class A, 3% 10/25/33 (e)	4,835,227	4,850,368
Series 2003-HE3:
Class M1, 3.35% 11/25/33 (e)	2,254,989	2,277,603
Class M2, 4.4% 11/25/33 (e)	1,719,992	1,758,731
Series 2004-HE2 Class M2, 3.85% 7/26/34 (e)	2,345,000	2,344,989
Chase Credit Card Owner Trust:
Series 2001-6 Class B, 3.07% 3/16/09 (e)	1,305,000	1,313,019
Series 2002-2 Class C, 3.49% 7/16/07 (e)	13,818,000	13,827,823
Series 2002-4 Class B, 2.9% 10/15/07 (e)	12,000,000	12,002,989
Series 2002-6 Class B, 2.94% 1/15/08 (e)	11,850,000	11,860,650
Series 2004-1 Class B, 2.79% 5/15/09 (e)	4,105,000	4,104,777
Citibank Credit Card Issuance Trust:
Series 2000-C2 Class C2, 3.31% 10/15/07 (e)	17,500,000	17,531,903
Series 2001-B2 Class B2, 2.93% 12/10/08 (e)	11,945,000	12,014,589
Series 2002-B1 Class B1, 2.8788% 6/25/09 (e)	9,010,000	9,046,756
Series 2002-C1 Class C1, 3.76% 2/9/09 (e)	17,500,000	17,732,689
Series 2003-B1 Class B1, 2.74% 3/7/08 (e)	25,000,000	25,076,200
Series 2003-C1 Class C1, 3.69% 4/7/10 (e)	17,785,000	18,208,685
Citigroup Mortgage Loan Trust Series 2003-HE4 Class A, 3.06% 12/25/33 (b)(e)	9,238,189	9,239,147
Countrywide Home Loans, Inc.:
Series 2002-6 Class AV1, 3.08% 5/25/33 (e)	2,317,965	2,323,385
Series 2003-BC1 Class M2, 4.65% 9/25/32 (e)	11,065,000	11,214,397
Series 2003-SD3 Class A1, 3.07% 12/25/32 (b)(e)	1,486,098	1,493,359
Series 2004-2 Class M1, 3.15% 5/25/34 (e)	5,200,000	5,199,986
Series 2004-3:
Class 3A4, 2.9% 8/25/34 (e)	672,000	668,503
Class M1, 3.15% 6/25/34 (e)	1,475,000	1,476,440
Series 2004-4:
Class A, 3.02% 8/25/34 (e)	3,844,438	3,847,113
Class M1, 3.13% 7/25/34 (e)	3,650,000	3,663,330
Class M2, 3.18% 6/25/34 (e)	4,395,000	4,410,535
Asset-Backed Securities - continued
	Principal Amount	Value
CS First Boston Mortgage Securities Corp.:
Series 2003-8 Class A2, 3.04% 4/25/34 (e)	$ 3,696,100	$ 3,711,087
Series 2004-FRE1:
Class A2, 3% 4/25/34 (e)	4,744,639	4,744,633
Class M3, 3.3% 4/25/34 (e)	5,885,000	5,884,982
Discover Card Master Trust I:
Series 2000-1 Class B, 2.96% 8/16/07 (e)	6,300,000	6,300,321
Series 2000-2 Class B, 2.96% 9/18/07 (e)	10,000,000	10,001,889
Series 2003-4 Class B1, 2.92% 5/16/11 (e)	8,155,000	8,205,016
Fannie Mae guaranteed REMIC pass thru certificates:
Series 2002-T15 Class S1, 5.25% 4/25/05 (f)	21,364,476	86,793
Series 2004-T5 Class AB3, 2.7161% 5/28/35 (e)	10,090,070	10,093,577
Fieldstone Mortgage Investment Corp.:
Series 2003-1:
Class M1, 3.33% 11/25/33 (e)	1,300,000	1,313,499
Class M2, 4.4% 11/25/33 (e)	700,000	720,843
Series 2004-1 Class M2, 3.75% 1/25/35 (e)	3,700,000	3,742,868
Series 2004-2 Class M2, 3.8% 7/25/34 (e)	9,890,000	9,889,965
First Franklin Mortgage Loan Trust Series 2004-FF2:
Class M3, 3.2% 3/25/34 (e)	400,000	399,999
Class M4, 3.55% 3/25/34 (e)	300,000	299,999
Class M6, 3.9% 3/25/34 (e)	400,000	404,011
First USA Credit Card Master Trust Series 2001-4 Class B, 2.99% 1/12/09 (e)	15,000,000	15,051,189
First USA Secured Note Trust Series 2001-3 Class C, 3.6494% 11/19/08 (b)(e)	11,580,000	11,661,421
Fleet Credit Card Master Trust II Series 2002-A Class B, 2.93% 10/15/07 (e)	10,000,000	10,001,889
Ford Credit Auto Owner Trust Series 2003-B Class B2, 3.02% 10/15/07 (e)	19,600,000	19,693,026
Fremont Home Loan Trust:
Series 2004-1:
Class 1A1, 2.87% 2/25/34 (e)	4,256,757	4,256,752
Class M1, 3.1% 2/25/34 (e)	750,000	749,998
Class M2, 3.15% 2/25/34 (e)	800,000	799,998
Series 2004-C Class 2A2, 3.2% 8/25/34 (e)	10,000,000	10,050,584
Series 2005-A:
Class 2A2, 2.83% 2/25/35 (e)	11,850,000	11,850,000
Class M1, 3.02% 1/25/35 (e)	1,603,000	1,603,000
Class M2, 3.05% 1/25/35 (e)	2,325,000	2,325,000
Class M3, 3.08% 1/25/35 (e)	1,250,000	1,250,000
Class M4, 3.27% 1/25/35 (e)	925,000	925,000
Class M5, 3.29% 1/25/35 (e)	925,000	925,000
Asset-Backed Securities - continued
	Principal Amount	Value
Fremont Home Loan Trust: - continued
Class M6, 3.37% 1/25/35 (e)	$ 1,125,000	$ 1,125,000
GE Business Loan Trust Series 2003-1 Class A, 3.02% 4/15/31 (b)(e)	6,064,032	6,106,712
Gracechurch Card Funding PLC:
Series 5:
Class B, 2.82% 8/15/08 (e)	1,520,000	1,521,899
Class C, 3.52% 8/15/08 (e)	5,580,000	5,607,879
Series 6 Class B, 2.78% 2/17/09 (e)	1,030,000	1,031,139
GS Mortgage Securities Corp.:
Series 2002-HE Class M1, 3.8494% 11/20/32 (e)	3,017,000	3,090,745
Series 2003-FM1 Class M1, 3.4194% 3/20/33 (e)	15,000,000	15,183,600
Series 2004-FF3 Class M2, 3.79% 5/25/34 (e)	4,650,000	4,649,980
Series 2004-FM1:
Class M1, 3.3% 11/25/33 (e)	2,865,000	2,864,912
Class M2, 4.05% 11/25/33 (e)	1,975,000	2,007,145
GSAMP Trust:
Series 2002-NC1:
Class A2, 2.97% 7/25/32 (e)	1,386,819	1,399,243
Class M1, 3.29% 7/25/32 (e)	8,861,000	8,962,584
Series 2004-FM2:
Class M1, 3.15% 1/25/34 (e)	3,500,000	3,499,990
Class M2, 3.75% 1/25/34 (e)	1,500,000	1,499,994
Class M3, 3.95% 1/25/34 (e)	1,500,000	1,499,994
Series 2004-HE1:
Class M1, 3.2% 5/25/34 (e)	4,045,000	4,044,988
Class M2, 3.8% 5/25/34 (e)	1,750,000	1,770,991
Class M3, 4.05% 5/25/34 (e)	1,250,000	1,269,607
Series 2005-NC1 Class M1, 2.95% 2/25/35 (e)	9,010,000	9,010,000
Home Equity Asset Trust:
Series 2002-2 Class M1, 3.45% 6/25/32 (e)	10,000,000	10,036,430
Series 2002-3 Class A5, 3.09% 2/25/33 (e)	2,514,327	2,515,914
Series 2002-4:
Class A3, 3.13% 3/25/33 (e)	3,900,602	3,907,441
Class M2, 4.7% 3/25/33 (e)	1,850,000	1,879,498
Series 2002-5:
Class A3, 3.17% 5/25/33 (e)	5,404,887	5,440,174
Class M1, 3.85% 5/25/33 (e)	13,800,000	14,097,923
Series 2003-1:
Class A2, 3.12% 6/25/33 (e)	8,162,059	8,181,792
Class M1, 3.65% 6/25/33 (e)	5,700,000	5,737,829
Series 2003-2:
Class A2, 3.03% 8/25/33 (e)	500,432	502,334
Asset-Backed Securities - continued
	Principal Amount	Value
Home Equity Asset Trust: - continued
Class M1, 3.53% 8/25/33 (e)	$ 2,245,000	$ 2,273,502
Series 2003-3:
Class A2, 3.01% 8/25/33 (e)	3,430,393	3,442,005
Class M1, 3.51% 8/25/33 (e)	8,185,000	8,287,326
Series 2003-4:
Class M1, 3.45% 10/25/33 (e)	3,415,000	3,447,932
Class M2, 4.55% 10/25/33 (e)	4,040,000	4,100,410
Series 2003-5:
Class A2, 3% 12/25/33 (e)	9,504,181	9,535,333
Class M1, 3.35% 12/25/33 (e)	3,175,000	3,204,200
Class M2, 4.38% 12/25/33 (e)	1,345,000	1,381,826
Series 2003-7 Class A2, 3.03% 3/25/34 (e)	4,712,561	4,728,893
Series 2004-2 Class A2, 2.94% 7/25/34 (e)	8,827,785	8,827,771
Series 2004-3:
Class M1, 3.22% 8/25/34 (e)	2,015,000	2,014,994
Class M2, 3.85% 8/25/34 (e)	2,200,000	2,199,991
Class M3, 4.1% 8/25/34 (e)	950,000	949,996
Series 2004-4 Class A2, 2.97% 10/25/34 (e)	11,294,124	11,329,171
Series 2004-6 Class A2, 3% 12/25/34 (e)	12,193,511	12,225,329
Series 2004-7 Class A3, 3.04% 1/25/35 (e)	3,628,690	3,644,043
Series 2005-1:
Class M1, 3.08% 5/25/35 (e)	9,705,000	9,704,990
Class M2, 3.1% 5/25/35 (e)	3,880,000	3,879,996
Class M3, 3.15% 5/25/35 (e)	5,825,000	5,824,994
Household Affinity Credit Card Master Note Trust I Series 2003-3 Class B, 2.88% 8/15/08 (e)	10,000,000	10,016,832
Household Credit Card Master Trust I Series 2002-1 Class B, 3.24% 7/15/08 (e)	22,589,000	22,652,326
Household Home Equity Loan Trust:
Series 2002-2 Class A, 2.8994% 4/20/32 (e)	3,414,440	3,420,614
Series 2002-3 Class A, 3.0494% 7/20/32 (e)	2,738,511	2,744,019
Series 2003-1 Class M, 3.2294% 10/20/32 (e)	1,025,272	1,027,194
Series 2003-2:
Class A, 2.9294% 9/20/33 (e)	3,809,601	3,821,163
Class M, 3.1794% 9/20/33 (e)	1,791,463	1,796,881
Series 2004-1 Class M, 3.1194% 9/20/33 (e)	3,549,603	3,556,921
Household Mortgage Loan Trust:
Series 2003-HC1 Class M, 3.2494% 2/20/33 (e)	2,346,970	2,357,938
Series 2004-HC1:
Class A, 2.9494% 2/20/34 (e)	7,296,255	7,312,443
Class M, 3.0994% 2/20/34 (e)	4,411,342	4,414,050
Asset-Backed Securities - continued
	Principal Amount	Value
Household Private Label Credit Card Master Note Trust I:
Series 2002-1 Class B, 3.14% 1/18/11 (e)	$ 8,850,000	$ 8,870,768
Series 2002-2:
Class A, 2.76% 1/18/11 (e)	9,000,000	9,015,782
Class B, 3.14% 1/18/11 (e)	14,275,000	14,371,569
Series 2002-3 Class B, 3.84% 9/15/09 (e)	4,150,000	4,174,044
Ikon Receivables Funding LLC Series 2003-1 Class A3A, 2.83% 12/17/07 (e)	4,923,009	4,924,989
IXIS Real Estate Capital Trust Series 2005-HE1:
Class A1, 2.84% 6/25/35 (e)	13,740,000	13,740,000
Class M1, 3.06% 6/25/35 (e)	4,100,000	4,100,000
Class M2, 3.08% 6/25/35 (e)	2,775,000	2,775,000
Class M3, 3.11% 6/25/35 (e)	1,975,000	1,975,000
Class M4, 3.29% 6/25/35 (e)	4,940,000	4,940,000
Class M5, 3.32% 6/25/35 (e)	3,020,000	3,020,000
Keycorp Student Loan Trust Series 1999-A Class A2, 2.28% 12/27/09 (e)	17,947,151	18,017,170
Long Beach Mortgage Loan Trust:
Series 2002-4 Class 2S1, 5.25% 4/25/05 (f)	19,708,000	85,452
Series 2003-1 Class A2, 3.05% 3/25/33 (e)	505,847	506,355
Series 2003-2:
Class AV, 2.97% 6/25/33 (e)	936,471	937,485
Class M1, 3.47% 6/25/33 (e)	19,500,000	19,728,546
Series 2003-3 Class M1, 3.4% 7/25/33 (e)	7,770,000	7,843,698
Series 2004-2:
Class M1, 3.18% 6/25/34 (e)	4,275,000	4,286,587
Class M2, 3.73% 6/25/34 (e)	2,800,000	2,838,522
MASTR Asset Backed Securities Trust:
Series 2003-NC1:
Class M1, 3.38% 4/25/33 (e)	3,500,000	3,529,216
Class M2, 4.5% 4/25/33 (e)	1,500,000	1,535,694
Series 2004-FRE1 Class M1, 3.2% 7/25/34 (e)	5,223,000	5,243,368
MBNA Asset Backed Note Trust Series 2000-K Class C, 3.39% 3/17/08 (b)(e)	7,250,000	7,273,200
MBNA Credit Card Master Note Trust:
Series 2001-B1 Class B1, 2.965% 10/15/08 (e)	30,000,000	30,065,097
Series 2001-B2 Class B2, 2.95% 1/15/09 (e)	30,353,000	30,456,862
Series 2002-B2 Class B2, 2.97% 10/15/09 (e)	20,000,000	20,107,242
Series 2002-B3 Class B3, 2.99% 1/15/08 (e)	15,000,000	15,011,004
Series 2002-B4 Class B4, 3.09% 3/15/10 (e)	14,800,000	14,935,700
Series 2003-B2 Class B2, 2.98% 10/15/10 (e)	1,530,000	1,541,316
Series 2003-B3 Class B3, 2.965% 1/18/11 (e)	1,130,000	1,136,152
Series 2003-B5 Class B5, 2.96% 2/15/11 (e)	705,000	710,982
Asset-Backed Securities - continued
	Principal Amount	Value
MBNA Master Credit Card Trust II:
Series 1998-E Class B, 2.99% 9/15/10 (e)	$ 7,800,000	$ 7,849,141
Series 1998-G Class B, 2.99% 2/17/09 (e)	20,000,000	20,057,038
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 3.15% 7/25/34 (e)	2,125,000	2,124,994
Class M2, 3.2% 7/25/34 (e)	375,000	374,999
Class M3, 3.6% 7/25/34 (e)	775,000	774,997
Class M4, 3.75% 7/25/34 (e)	525,000	524,998
Merrill Lynch Mortgage Investors, Inc.:
Series 2002-HE1N Class N1, 3.25% 11/25/09 (b)(e)	1,568	1,568
Series 2003-HE1 Class M1, 3.35% 7/25/34 (e)	2,321,000	2,336,796
Morgan Stanley ABS Capital I, Inc.:
Series 2002-NC6 Class M2, 4.75% 11/25/32 (e)	2,370,000	2,449,073
Series 2003-HE1 Class M2, 4.55% 5/25/33 (e)	6,185,000	6,265,717
Series 2003-NC5 Class M2, 4.65% 4/25/33 (e)	2,800,000	2,848,150
Series 2003-NC6 Class M2, 4.6% 6/27/33 (e)	12,835,000	13,194,253
Series 2003-NC7:
Class M1, 3.35% 6/25/33 (e)	1,785,000	1,792,850
Class M2, 4.5% 6/25/33 (e)	1,000,000	1,018,689
Series 2003-NC8 Class M1, 3.35% 9/25/33 (e)	2,350,000	2,368,308
Series 2004-HE6 Class A2, 2.99% 8/25/34 (e)	10,077,023	10,079,480
Series 2004-NC6 Class A2, 2.99% 7/25/34 (e)	4,759,702	4,768,342
Series 2005-1:
Class M2, 3.12% 12/25/34 (e)	4,425,000	4,428,746
Class M3, 3.17% 12/25/34 (e)	4,000,000	4,003,559
Class M4, 3.35% 12/25/34 (e)	787,000	787,879
Series 2005-HE1:
Class A3B, 2.87% 12/25/34 (e)	3,885,000	3,885,000
Class M1, 3.1% 12/25/34 (e)	1,100,000	1,100,000
Class M2, 3.12% 12/25/34 (e)	2,970,000	2,970,000
Series 2005-NC1:
Class M1, 3.03% 1/25/35 (e)	2,425,000	2,425,000
Class M2, 3.06% 1/25/35 (e)	2,425,000	2,425,000
Class M3, 3.1% 1/25/35 (e)	2,425,000	2,425,000
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-AM1:
Class M1, 3.5% 2/25/32 (e)	1,510,288	1,522,724
Class M2, 4.05% 2/25/32 (e)	10,149,500	10,263,129
Series 2001-NC3 Class M2, 4.15% 10/25/31 (e)	3,854,742	3,888,969
Series 2001-NC4:
Class M1, 3.65% 1/25/32 (e)	3,827,881	3,852,279
Class M2, 4.3% 1/25/32 (e)	1,645,000	1,658,096
Series 2002-AM3 Class A3, 3.14% 2/25/33 (e)	2,553,922	2,559,977
Asset-Backed Securities - continued
	Principal Amount	Value
Morgan Stanley Dean Witter Capital I Trust: - continued
Series 2002-HE1 Class M1, 3.25% 7/25/32 (e)	$ 2,700,000	$ 2,721,260
Series 2002-HE2:
Class M1, 3.35% 8/25/32 (e)	9,925,000	9,982,518
Class M2, 3.9% 8/25/32 (e)	1,550,000	1,561,109
Series 2002-NC3 Class A3, 2.99% 8/25/32 (e)	1,500,801	1,504,799
Series 2002-NC5 Class M3, 4.45% 10/25/32 (e)	920,000	940,416
Series 2002-OP1 Class M1, 3.4% 9/25/32 (e)	1,545,000	1,557,659
Series 2003-NC1:
Class M1, 3.7% 11/25/32 (e)	2,555,000	2,579,829
Class M2, 4.7% 11/25/32 (e)	1,880,000	1,904,199
New Century Home Equity Loan Trust:
Series 2003-2:
Class A2, 3.08% 1/25/33 (e)	1,195,047	1,196,424
Class M2, 4.65% 1/25/33 (e)	4,600,000	4,684,126
Series 2003-6 Class M1, 3.37% 1/25/34 (e)	5,180,000	5,218,857
Series 2005-1:
Class M1, 3.04% 3/25/35 (e)	4,395,000	4,395,000
Class M2, 3.07% 3/25/35 (e)	4,395,000	4,395,000
Class M3, 3.11% 3/25/35 (e)	2,120,000	2,120,000
Nissan Auto Lease Trust:
Series 2003-A Class A3A, 2.73% 6/15/09 (e)	18,192,674	18,212,477
Series 2004-A Class A4A, 2.66% 6/15/10 (e)	10,570,000	10,576,765
NovaStar Home Equity Loan Series 2004-1:
Class M1, 3.1% 6/25/34 (e)	1,450,000	1,451,244
Class M4, 3.625% 6/25/34 (e)	2,435,000	2,440,267
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M1, 3.28% 9/25/34 (e)	2,940,000	2,959,175
Class M2, 3.33% 9/25/34 (e)	1,755,000	1,770,564
Class M3, 3.9% 9/25/34 (e)	3,355,000	3,356,357
Class M4, 4.1% 9/25/34 (e)	4,700,000	4,702,679
Series 2004-WCW2 Class A2, 3.03% 10/25/34 (e)	11,297,647	11,339,004
Series 2005-WCH1:
Class A3B, 2.87% 1/25/35 (e)	2,775,000	2,773,418
Class M2, 3.17% 1/25/35 (e)	4,175,000	4,174,958
Class M3, 3.21% 1/25/35 (e)	3,290,000	3,289,967
Class M5, 3.53% 1/25/35 (e)	3,095,000	3,094,969
Class M6, 3.63% 1/25/35 (e)	2,320,000	2,319,977
Providian Gateway Master Trust Series 2002-B Class A, 3.29% 6/15/09 (b)(e)	15,000,000	15,082,767
Residential Asset Mortgage Products, Inc. Series 2004-RS10 Class MII2, 3.9% 10/25/34 (e)	5,500,000	5,564,854
Asset-Backed Securities - continued
	Principal Amount	Value
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 3.05% 4/25/33 (e)	$ 1,627,643	$ 1,634,887
Saxon Asset Securities Trust Series 2004-2 Class MV1, 3.23% 8/25/35 (e)	4,495,000	4,512,801
Sears Credit Account Master Trust II:
Series 2001-1 Class B, 3.015% 2/15/10 (e)	10,000,000	9,979,264
Series 2002-1 Class B, 2.96% 2/18/09 (e)	10,000,000	9,998,596
Series 2002-4:
Class A, 2.72% 8/18/09 (e)	27,000,000	27,016,070
Class B, 3.015% 8/18/09 (e)	33,300,000	33,335,994
Series 2002-5 Class B, 3.84% 11/17/09 (e)	30,000,000	30,154,503
Securitized Asset Backed Receivables LLC Trust Series 2004-NC1 Class M1, 3.17% 2/25/34 (e)	2,910,000	2,913,575
Structured Asset Securities Corp. Series 2004-GEL1 Class A, 3.01% 2/25/34 (e)	1,339,540	1,339,538
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 3.04% 3/15/11 (b)(e)	10,835,000	10,863,778
Terwin Mortgage Trust:
Series 2003-4HE Class A1, 3.08% 9/25/34 (e)	4,369,916	4,392,752
Series 2003-6HE Class A1, 3.12% 11/25/33 (e)	2,458,776	2,464,863
Series 2003-8HE Class A, 3.12% 12/25/34 (e)	192,684	192,684
Series 2004-1HE Class A1, 3.16% 2/25/35 (b)(e)	3,095,605	3,103,344
Triad Auto Receivables Owner Trust Series 2002-A Class A3, 2.62% 2/12/07	2,431,497	2,430,206
TOTAL ASSET-BACKED SECURITIES (Cost $2,063,929,029)		2,073,897,686
Collateralized Mortgage Obligations - 17.2%

Private Sponsor - 12.8%
Adjustable Rate Mortgage Trust:
floater:
Series 2004-2 Class 7A3, 3.05% 2/25/35 (e)	11,796,999	11,835,012
Series 2004-4 Class 5A2, 3.05% 3/25/35 (e)	4,854,086	4,862,051
Series 2005-1 Class 5A2, 2.98% 5/25/35 (e)	7,728,041	7,730,529
Series 2005-2 Class 6A2, 2.93% 6/25/35 (e)	3,625,000	3,625,812
Series 2005-2 Class 6M2, 3.13% 6/25/35 (e)	10,145,000	10,161,648
Bear Stearns Alt-A Trust:
floater Series 2005-1 Class A1, 2.8388% 1/25/35 (e)	23,297,157	23,297,157
Series 2005-2 CLass 1A1, 2.92% 3/25/35 (e)	17,500,000	17,500,000
Countrywide Alternative Loan Trust planned amortization class Series 2003-5T2 Class A2, 3.05% 5/25/33 (e)	7,590,574	7,593,050
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Countrywide Home Loans, Inc. floater:
Series 2004-16 Class A1, 3.05% 9/25/34 (e)	$ 12,515,721	$ 12,506,996
Series 2005-1 Class 2A1, 2.84% 3/25/35 (e)	16,257,089	16,257,089
CS First Boston Mortgage Securities Corp.:
floater:
Series 2004-AR2 Class 6A1, 3.05% 3/25/34 (e)	7,558,127	7,554,736
Series 2004-AR3 Class 6A2, 3.02% 4/25/34 (e)	3,302,765	3,306,385
Series 2004-AR4 Class 5A2, 3.02% 5/25/34 (e)	3,000,482	2,998,787
Series 2004-AR5 Class 11A2, 3.02% 6/25/34 (e)	4,372,400	4,363,143
Series 2004-AR6 Class 9A2, 3.02% 10/25/34 (e)	5,423,453	5,427,248
Series 2004-AR7 Class 6A2, 3.03% 8/25/34 (e)	8,011,411	8,018,882
Series 2004-AR8 Class 8A2, 3.03% 9/25/34 (e)	6,494,787	6,503,536
Series 2001-AR7 Class 3A2, 5.24% 2/25/41 (e)	194,780	196,289
Series 2003-TFLA Class F, 3.2458% 4/15/13 (b)(e)	3,750,000	3,760,826
First Horizon Mortgage Passthru Trust floater Series 2004-FL1 Class 2A1, 3.0663% 12/25/34 (e)	6,236,774	6,222,523
Granite Master Issuer PLC floater Series 2005-1:
Class A3, 2.6746% 12/21/24 (e)	5,300,000	5,300,000
Class B1, 2.7246% 12/21/54 (e)	7,050,000	7,050,000
Class M1, 2.8246% 12/21/54 (e)	5,300,000	5,300,000
Granite Mortgages PLC floater:
Series 2004-1:
Class 1B, 2.72% 3/20/44 (e)	1,415,000	1,415,241
Class 1C, 3.41% 3/20/44 (e)	4,075,000	4,095,008
Class 1M, 2.92% 3/20/44 (e)	1,875,000	1,877,719
Series 2004-2:
Class 1A2, 2.58% 6/20/28 (e)	6,500,000	6,498,217
Class 1B, 2.68% 6/20/44 (e)	1,230,000	1,230,048
Class 1C, 3.21% 6/20/44 (e)	4,475,000	4,483,566
Class 1M, 2.79% 6/20/44 (e)	2,285,000	2,285,089
Series 2004-3:
Class 1B, 2.67% 9/20/44 (e)	2,100,000	2,100,210
Class 1C, 3.1% 9/20/44 (e)	5,415,000	5,420,415
Class 1M, 2.78% 9/20/44 (e)	1,200,000	1,199,880
Holmes Financing No. 7 PLC floater Series 2 Class M, 3.44% 7/15/40 (e)	2,560,000	2,583,343
Holmes Financing No. 8 PLC floater:
Series 1:
Class B, 2.77% 7/15/40 (e)	2,050,000	2,049,360
Class C, 3.26% 7/15/40 (e)	22,640,000	22,647,086
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Holmes Financing No. 8 PLC floater: - continued
Series 2:
Class A, 2.72% 4/15/11 (e)	$ 25,000,000	$ 24,987,305
Class B, 2.83% 7/15/40 (e)	2,695,000	2,696,684
Class C, 3.36% 7/15/40 (e)	10,280,000	10,328,188
Homestar Mortgage Acceptance Corp. floater Series 2004-5 Class A1, 3.1% 10/25/34 (e)	5,237,746	5,254,075
Impac CMB Trust floater:
Series 2004-11 Class 2A2, 3.02% 3/25/35 (e)	10,041,979	10,054,531
Series 2004-6 Class 1A2, 3.04% 10/25/34 (e)	4,298,449	4,293,958
Series 2005-1:
Class M1, 3.11% 4/25/35 (e)	3,540,699	3,540,699
Class M2, 3.15% 4/25/35 (e)	6,198,717	6,198,717
Class M3, 3.18% 4/25/35 (e)	1,521,005	1,521,005
Class M4, 3.4% 4/25/35 (e)	897,642	897,642
Class M5, 3.42% 4/25/35 (e)	897,642	897,642
Class M6, 3.47% 4/25/35 (e)	1,436,227	1,436,227
Series 2005-2 Class 1A2, 3.075% 4/25/35 (e)	14,100,000	14,100,000
MASTR Adjustable Rate Mortgages Trust:
floater Series 2005-1 Class 1A1, 2.82% 3/25/35 (e)	16,054,870	16,054,870
Series 2004-6 Class 4A2, 4.181% 7/25/34 (e)	5,969,000	5,943,547
Merrill Lynch Mortgage Investors, Inc.:
floater:
Series 2003-A Class 2A1, 3.04% 3/25/28 (e)	10,141,710	10,199,694
Series 2003-B Class A1, 2.99% 4/25/28 (e)	9,891,283	9,940,812
Series 2003-D Class A, 2.96% 8/25/28 (e)	9,339,996	9,354,387
Series 2003-E Class A2, 3.4425% 10/25/28 (e)	13,301,693	13,303,960
Series 2003-F Class A2, 2.46% 10/25/28 (e)	15,751,486	15,735,974
Series 2004-A Class A2, 2.37% 4/25/29 (e)	14,431,556	14,168,111
Series 2004-B Class A2, 2.8669% 6/25/29 (e)	11,686,643	11,660,865
Series 2004-C Class A2, 3.07% 7/25/29 (e)	16,365,530	16,328,572
Series 2004-D Class A2, 3.4725% 9/25/29 (e)	12,150,539	12,159,342
Series 2004-E Class A2D, 2.64% 11/25/29 (e)	2,355,726	2,354,301
Series 2004-G Class A2, 3.07% 11/25/29 (e)	4,759,630	4,759,630
Series 2005-A Class A2, 3.276% 2/25/30 (e)	11,950,000	11,950,000
Mortgage Asset Backed Securities Trust floater Series 2002-NC1:
Class A2, 3.09% 10/25/32 (e)	1,519,880	1,520,760
Class M1, 3.5% 10/25/32 (e)	5,000,000	5,024,441
MortgageIT Trust floater Series 2004-2:
Class A1, 3.02% 12/25/34 (e)	5,407,479	5,412,672
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
MortgageIT Trust floater Series 2004-2: - continued
Class A2, 3.1% 12/25/34 (e)	$ 7,315,428	$ 7,356,348
Permanent Financing No. 1 PLC floater Series 1 Class 2C, 3.64% 6/10/42 (e)	1,745,000	1,754,696
Permanent Financing No. 3 PLC floater Series 2 Class C, 3.51% 6/10/42 (e)	2,895,000	2,925,081
Permanent Financing No. 4 PLC floater Series 2 Class C, 3.18% 6/10/42 (e)	15,400,000	15,398,435
Permanent Financing No. 5 PLC floater:
Series 1 Class C, 2.96% 6/10/42 (e)	2,810,000	2,811,756
Series 2 Class C, 3.11% 6/10/42 (e)	4,215,000	4,236,075
Series 3 Class C, 3.28% 6/10/42 (e)	8,890,000	8,978,900
Permanent Financing No. 6 PLC floater Series 6:
Class 1C, 2.81% 6/10/42 (e)	4,000,000	3,998,125
Class 2C, 2.91% 6/10/42 (e)	5,350,000	5,345,821
Residential Asset Mortgage Products, Inc. sequential pay Series 2003-SL1 Class A31, 7.125% 4/25/31	5,666,628	5,774,363
Residential Finance LP/Residential Finance Development Corp. floater Series 2003-A:
Class B4, 4.39% 3/10/35 (b)(e)	5,534,816	5,632,240
Class B5, 4.94% 3/10/35 (b)(e)	5,728,015	5,844,708
Residential Funding Securities Corp.:
Series 2003-RP1 Class A1, 3.15% 11/25/34 (e)	4,470,371	4,494,497
Series 2003-RP2 Class A1, 6.56% 6/25/33 (b)(e)	5,192,322	5,209,924
Sequoia Mortgage Trust floater:
Series 2003-5 Class A2, 3.41% 9/20/33 (e)	13,990,187	13,984,074
Series 2003-7 Class A2, 2.885% 1/20/34 (e)	12,844,620	12,834,973
Series 2004-1 Class A, 3.2025% 2/20/34 (e)	8,032,513	8,014,270
Series 2004-10 Class A4, 2.58% 11/20/34 (e)	13,107,209	13,077,317
Series 2004-3 Class A, 2.33% 5/20/34 (e)	13,865,721	13,770,377
Series 2004-4 Class A, 2.4613% 5/20/34 (e)	11,435,263	11,379,652
Series 2004-5 Class A3, 2.82% 6/20/34 (e)	11,954,664	11,954,664
Series 2004-6:
Class A3A, 3.0175% 6/20/35 (e)	10,422,779	10,411,003
Class A3B, 3.16% 7/20/34 (e)	1,302,847	1,301,499
Series 2004-7:
Class A3A, 3.2275% 8/20/34 (e)	9,545,903	9,535,745
Class A3B, 3.4525% 7/20/34 (e)	1,717,736	1,728,706
Series 2004-8 Class A2, 2.35% 9/20/34 (e)	17,224,693	17,238,151
Series 2005-1 Class A2, 3.1688% 2/20/35 (e)	8,408,759	8,408,759
Series 2005-2 Class A2, 3.2813% 3/20/35 (e)	16,400,000	16,366,688
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Structured Asset Securities Corp. floater Series 2004-NP1 Class A, 3.05% 9/25/33 (b)(e)	$ 3,488,219	$ 3,489,655
Thornburg Mortgage Securities Trust floater Series 2004-3 Class A, 3.02% 9/25/34 (e)	25,463,067	25,505,580
Wells Fargo Mortgage Backed Securities Trust Series 2004-M Class A3, 4.717% 8/25/34 (e)	19,880,000	19,951,648
TOTAL PRIVATE SPONSOR		770,049,222
U.S. Government Agency - 4.4%
Fannie Mae:
floater:
Series 2000-38 Class F, 3.09% 11/18/30 (e)	1,398,715	1,408,793
Series 2000-40 Class FA, 3.03% 7/25/30 (e)	2,983,527	2,996,773
Series 2002-89 Class F, 2.83% 1/25/33 (e)	4,463,621	4,471,300
planned amortization class Series 2002-81 Class PU, 4.5% 5/25/20	5,216,488	5,212,454
target amortization class Series G94-2 Class D, 6.45% 1/25/24	5,656,853	5,816,515
Fannie Mae guaranteed REMIC pass thru certificates:
floater:
Series 2001-34 Class FR, 2.99% 8/18/31 (e)	2,814,941	2,823,716
Series 2001-44 Class FB, 2.83% 9/25/31 (e)	2,652,529	2,660,072
Series 2001-46 Class F, 2.99% 9/18/31 (e)	7,639,282	7,680,437
Series 2002-11 Class QF, 3.03% 3/25/32 (e)	5,418,440	5,456,931
Series 2002-36 Class FT, 3.03% 6/25/32 (e)	1,745,529	1,760,061
Series 2002-64 Class FE, 2.94% 10/18/32 (e)	2,636,923	2,646,506
Series 2002-65 Class FA, 2.83% 10/25/17 (e)	3,319,670	3,321,917
Series 2002-74 Class FV, 2.98% 11/25/32 (e)	9,667,868	9,731,883
Series 2003-11:
Class DF, 2.98% 2/25/33 (e)	4,193,042	4,221,564
Class EF, 2.98% 2/25/33 (e)	3,529,502	3,549,549
Series 2003-63 Class F1, 2.83% 11/25/27 (e)	7,244,531	7,250,204
planned amortization class:
Series 1998-63 Class PG, 6% 3/25/27	2,079,667	2,085,117
Series 2001-56 Class KD, 6.5% 7/25/30	752,044	752,921
Series 2001-62 Class PG, 6.5% 10/25/30	7,841,065	7,910,713
Series 2001-70 Class PD, 6% 3/25/29	2,057,184	2,055,810
Series 2001-76 Class UB, 5.5% 10/25/13	3,049,378	3,064,707
Series 2002-16 Class QD, 5.5% 6/25/14	599,191	603,993
Series 2002-28 Class PJ, 6.5% 3/25/31	8,063,401	8,104,702
Series 2002-8 Class PD, 6.5% 7/25/30	6,574,546	6,632,400
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Fannie Mae guaranteed REMIC pass thru certificates: - continued
Series 2003-17 Class PQ, 4.5% 3/25/16	$ 5,762,010	$ 5,760,730
Series 2004-33 Class ZK, 4.5% 4/25/34	1,522,134	1,519,766
Series 2004-37 Class ZB, 4.5% 5/25/34	3,001,026	2,995,766
Freddie Mac:
floater Series 2510 Class FE, 2.99% 10/15/32 (e)	6,811,217	6,848,256
planned amortization class:
Series 2091 Class PP, 6% 2/15/27	4,003,258	4,017,908
Series 2353 Class PC, 6.5% 9/15/15	2,303,640	2,319,619
Freddie Mac Manufactured Housing participation certificates guaranteed floater Series 2338 Class FJ, 2.79% 7/15/31 (e)	5,870,633	5,878,149
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2474 Class FJ, 2.94% 7/15/17 (e)	5,367,355	5,383,807
Series 2526 Class FC, 2.99% 11/15/32 (e)	4,613,068	4,637,501
Series 2538 Class FB, 2.99% 12/15/32 (e)	7,516,804	7,549,967
Series 2551 Class FH, 3.04% 1/15/33 (e)	4,078,874	4,098,075
planned amortization class:
Series 2136 Class PE, 6% 1/15/28	16,551,847	16,696,566
Series 2368 Class PQ, 6.5% 8/15/30	316,480	316,265
Series 2394 Class ND, 6% 6/15/27	3,730,235	3,756,829
Series 2395 Class PE, 6% 2/15/30	9,350,819	9,453,726
Series 2398 Class DK, 6.5% 1/15/31	777,902	782,488
Series 2410 Class ML, 6.5% 12/15/30	4,249,817	4,290,889
Series 2420 Class BE, 6.5% 12/15/30	5,838,045	5,885,487
Series 2443 Class TD, 6.5% 10/15/30	5,740,939	5,798,184
Series 2461 Class PG, 6.5% 1/15/31	5,079,562	5,219,259
Series 2466 Class EC, 6% 10/15/27	2,060,525	2,063,575
Series 2483 Class DC, 5.5% 7/15/14	7,187,168	7,222,849
Series 2490 Class PM, 6% 7/15/28	2,349,539	2,353,839
Series 2556 Class PM, 5.5% 2/15/16	4,159,085	4,170,499
Series 2557 Class MA, 4.5% 7/15/16	1,300,185	1,301,180
Series 2776 Class UJ, 4.5% 5/15/20 (f)	8,095,891	486,112
Series 2828 Class JA, 4.5% 1/15/10	11,880,000	11,996,725
sequential pay:
Series 2430 Class ZE, 6.5% 8/15/27	1,481,904	1,488,612
Series 2480 Class QW, 5.75% 2/15/30	2,785,972	2,794,489
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass thru securities floater:
Series 2001-46 Class FB, 2.94% 5/16/23 (e)	$ 3,372,483	$ 3,387,979
Series 2001-50 Class FV, 2.79% 9/16/27 (e)	10,451,450	10,452,861
Series 2001-62 Class KF, 2.99% 9/16/29 (e)	96,415	96,437
Series 2002-24 Class FX, 3.14% 4/16/32 (e)	3,158,057	3,186,529
Series 2002-31 Class FW, 2.99% 6/16/31 (e)	4,316,888	4,339,129
Series 2002-5 Class KF, 2.99% 8/16/26 (e)	1,014,873	1,015,924
TOTAL U.S. GOVERNMENT AGENCY		261,785,014
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,033,437,633)		1,031,834,236
Commercial Mortgage Securities - 6.9%

1301 Avenue of The Americas Trust Series 2000-1301:
Class C, 7.688% 8/3/10 (b)(e)	5,025,000	5,112,468
Class D, 7.7913% 8/3/10 (b)(e)	6,695,000	6,813,285
Banc of America Large Loan, Inc. floater:
Series 2002-FL2A Class A2, 2.91% 9/8/14 (b)(e)	6,448,060	6,449,319
Series 2003-BBA2 Class A3, 2.91% 11/15/15 (b)(e)	5,038,226	5,046,254
Bayview Commercial Asset Trust floater:
Series 2003-1 Class A, 3.23% 8/25/33 (b)(e)	7,514,681	7,573,977
Series 2003-2:
Class A, 3.23% 12/25/33 (b)(e)	14,982,904	15,083,571
Class M1, 3.5% 12/25/33 (b)(e)	2,438,227	2,468,895
Series 2004-1:
Class A, 3.01% 4/25/34 (b)(e)	6,874,630	6,853,683
Class B, 4.55% 4/25/34 (b)(e)	714,247	713,048
Class M1, 3.21% 4/25/34 (b)(e)	624,966	623,819
Class M2, 3.85% 4/25/34 (b)(e)	535,685	535,455
Series 2004-2:
Class A, 3.08% 8/25/34 (b)(e)	6,703,983	6,708,173
Class M1, 3.23% 8/25/34 (b)(e)	2,161,653	2,164,356
Series 2004-3:
Class A1, 3.02% 1/25/35 (b)(e)	6,820,229	6,823,426
Class A2, 3.07% 1/25/35 (b)(e)	947,913	948,654
Class M1, 3.15% 1/25/35 (b)(e)	1,136,705	1,136,705
Class M2, 3.65% 1/25/35 (b)(e)	741,329	741,329
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bear Stearns Commercial Mortgage Securities, Inc. floater:
Series 2003-BA1A:
Class A1, 2.87% 4/14/15 (b)(e)	$ 6,074,211	$ 6,075,437
Class JFCM, 4.19% 4/14/15 (b)(e)	1,344,296	1,345,976
Class JMM, 4.09% 4/14/15 (b)(e)	1,384,053	1,381,635
Class JSCM, 4.29% 4/14/15 (b)(e)	1,123,081	1,131,234
Class KFCM, 4.44% 4/14/15 (b)(e)	1,436,661	1,438,008
Class KMM, 4.34% 4/14/15 (b)(e)	1,253,767	1,253,082
Class KSCM, 4.59% 4/14/15 (b)(e)	1,203,639	1,212,795
Class LFCM, 4.84% 4/14/15 (b)(e)	1,601,905	1,603,407
Class LSCM, 4.99% 4/14/15 (b)(e)	1,803,447	1,817,784
Class MFCM, 5.14% 4/14/15 (b)(e)	2,218,251	2,220,331
Class MSCM, 5.29% 4/14/15 (b)(e)	1,767,389	1,781,422
Series 2003-WEST Class A, 3.19% 1/3/15 (b)(e)	13,074,849	13,118,753
Series 2004-BBA3 Class E, 3.29% 6/15/17 (b)(e)	10,415,000	10,418,102
Series 2004-ESA Class A2, 2.93% 5/14/16 (b)(e)	6,565,000	6,581,697
Series 2004-HS2A:
Class E, 3.49% 1/14/16 (b)(e)	1,725,000	1,731,207
Class F, 3.64% 1/14/16 (b)(e)	1,125,000	1,129,045
Calwest Industrial Trust floater Series 2002-CALW Class AFL, 2.97% 2/15/12 (b)(e)	24,300,000	24,357,348
Chase Commercial Mortgage Securities Corp. floater Series 2000-FL1A:
Class B, 3.04% 12/12/13 (b)(e)	896,672	897,063
Class C, 3.39% 12/12/13 (b)(e)	1,793,345	1,795,553
COMM floater:
Series 2001-FL5A:
Class D, 3.84% 11/15/13 (b)(e)	5,565,012	5,577,356
Class E, 4.09% 11/15/13 (b)(e)	5,000,000	5,003,823
Series 2002-FL6:
Class B, 2.92% 6/14/14 (b)(e)	5,000,000	5,000,026
Class F, 4.04% 6/14/14 (b)(e)	11,163,000	11,233,983
Class G, 4.49% 6/14/14 (b)(e)	5,000,000	5,025,077
Series 2002-FL7 Class A2, 2.94% 11/15/14 (b)(e)	1,728,676	1,729,756
Series 2003-FL9 Class B, 3.09% 11/15/15 (b)(e)	12,999,016	13,035,893
Commercial Mortgage pass thru certificates floater:
Series 2004-CNL:
Class A2, 2.89% 9/15/14 (b)(e)	3,570,000	3,575,268
Class G, 3.57% 9/15/14 (b)(e)	1,345,000	1,346,972
Class H, 3.67% 9/15/14 (b)(e)	1,430,000	1,432,095
Class J, 4.19% 9/15/14 (b)(e)	490,000	490,714
Class K, 4.59% 9/15/14 (b)(e)	770,000	771,118
Commercial Mortgage Securities - continued
	Principal Amount	Value
Commercial Mortgage pass thru certificates floater: - continued
Class L, 4.79% 9/15/14 (b)(e)	$ 625,000	$ 624,965
Series 2004-HTL1:
Class B, 3.04% 7/15/16 (b)(e)	503,987	504,573
Class D, 3.14% 7/15/16 (b)(e)	1,145,171	1,145,573
Class E, 3.34% 7/15/16 (b)(e)	819,729	820,292
Class F, 3.39% 7/15/16 (b)(e)	867,484	868,384
Class H, 3.89% 7/15/16 (b)(e)	2,515,313	2,518,593
Class J, 4.04% 7/15/16 (b)(e)	966,872	968,131
Class K, 4.94% 7/15/16 (b)(e)	1,088,349	1,088,288
CS First Boston Mortgage Securities Corp.:
floater:
Series 2001-TFLA Class G, 4.34% 12/15/11 (b)(e)	3,720,000	3,697,286
Series 2002-TFLA Class C, 3.15% 11/18/12 (b)(e)	3,675,000	3,688,390
Series 2003-TF2A Class A2, 2.91% 11/15/14 (b)(e)	9,500,000	9,509,381
Series 2004-FL1 Class B, 3.04% 5/15/14 (b)(e)	11,230,000	11,240,615
Series 2004-HC1:
Class A2, 3.09% 12/15/21 (b)(e)	1,475,000	1,474,999
Class B, 3.34% 12/15/21 (b)(e)	3,835,000	3,834,992
Series 2004-TFL1:
Class A2, 2.78% 2/15/14 (b)(e)	7,005,000	7,009,740
Class E, 3.14% 2/15/14 (b)(e)	2,800,000	2,806,855
Class F, 3.19% 2/15/14 (b)(e)	2,325,000	2,331,587
Class G, 3.44% 2/15/14 (b)(e)	1,875,000	1,880,278
Class H, 3.69% 2/15/14 (b)(e)	1,400,000	1,406,821
Class J, 3.99% 2/15/14 (b)(e)	750,000	754,303
sequential pay:
Series 1997-C2 Class A2, 6.52% 1/17/35	722,439	738,103
Series 2003-TFLA Class A2, 2.96% 4/15/13 (b)(e)	7,205,000	7,206,269
Series 2003-TFLA Class G, 3.2458% 4/15/13 (b)(e)	2,095,000	2,048,466
GMAC Commercial Mortgage Securities, Inc. floater Series 2001-FL1A Class E, 3.44% 2/11/11 (b)(e)	500,000	499,325
Greenwich Capital Commercial Funding Corp. floater Series 2003-FL1 Class MCH, 5.84% 7/5/18 (b)(e)	2,231,707	2,231,707
ISTAR Asset Receivables Trust floater Series 2002-1A Class A2, 2.9388% 5/28/20 (b)(e)	3,244,449	3,244,938
John Hancock Tower Mortgage Trust floater Series 2003-C5A Class B, 5.0785% 4/10/15 (b)(e)	8,245,000	8,150,339
Commercial Mortgage Securities - continued
	Principal Amount	Value
Lehman Brothers Floating Rate Commercial Mortgage Trust floater:
Series 2003-C4A:
Class F, 4.84% 7/11/15 (b)(e)	$ 1,232,313	$ 1,233,443
Class H, 5.59% 7/11/15 (b)(e)	12,525,233	12,583,945
Series 2003-LLFA:
Class A2, 2.98% 12/16/14 (b)(e)	11,700,000	11,729,689
Class B, 3.19% 12/16/14 (b)(e)	4,615,000	4,634,364
Class C, 3.29% 12/16/14 (b)(e)	4,982,000	5,008,062
Morgan Stanley Dean Witter Capital I Trust floater:
Series 2001-XLF:
Class A2, 3.14% 10/7/13 (b)(e)	3,489,876	3,489,895
Class D, 4.11% 10/7/13 (b)(e)	1,172,220	1,172,288
Class F, 4.53% 10/7/13 (b)(e)	6,431,229	6,427,687
Class G1, 5.34% 10/7/13 (b)(e)	6,000,000	6,000,000
Series 2002-XLF Class F, 4.74% 8/5/14 (b)(e)	7,795,636	7,795,629
Salomon Brothers Mortgage Securities VII, Inc.:
floater:
Series 2001-CDCA:
Class C, 3.39% 2/15/13 (b)(e)	10,495,000	10,490,646
Class D, 3.39% 2/15/13 (b)(e)	4,000,000	3,999,065
Series 2003-CDCA:
Class HEXB, 4.49% 2/15/15 (b)(e)	770,000	771,001
Class JEXB, 4.69% 2/15/15 (b)(e)	1,300,000	1,301,690
Class KEXB, 5.09% 2/15/15 (b)(e)	960,000	961,248
Series 2000-NL1 Class E, 6.8139% 10/15/30 (b)(e)	4,345,000	4,483,270
SDG Macerich Properties LP floater Series 2000-1 Class A3, 2.93% 5/15/09 (b)(e)	18,000,000	18,017,141
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A Class A, 3.1% 3/24/18 (b)(e)	8,002,611	8,002,611
Wachovia Bank Commercial Mortgage Trust floater Series 2004-WHL3:
Class A2, 2.77% 3/15/14 (b)(e)	3,510,000	3,514,444
Class E, 3.09% 3/15/14 (b)(e)	2,190,000	2,196,912
Class F, 3.14% 3/15/14 (b)(e)	1,755,000	1,760,839
Class G, 3.37% 3/15/14 (b)(e)	875,000	878,151
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $408,743,036)		410,053,590
Cash Equivalents - 26.4%
	Maturity Amount	Value
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 2.64%, dated 2/28/05 due 3/1/05) (g)	$ 1,315,857,606	$ 1,315,761,000
With Goldman Sachs & Co. at 2.6%, dated 2/3/05 due 3/23/05 (Collateralized by Mortgage Loan Obligations with principal amounts of $334,982,685, 4.16%- 6%, 10/25/19 - 10/25/34)	265,918,667	265,018,656
TOTAL CASH EQUIVALENTS (Cost $1,580,761,000)		1,580,779,656
TOTAL INVESTMENT PORTFOLIO - 96.4% (Cost $5,761,636,012)		5,770,765,330
NET OTHER ASSETS - 3.6%		215,771,973
NET ASSETS - 100%		$ 5,986,537,303
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Sold
Eurodollar Contracts
201 Eurodollar 90 Day Index Contracts	June 2005	$ 199,263,863	$ (52,099)
123 Eurodollar 90 Day Index Contracts	Sept. 2005	121,828,425	(29,212)
69 Eurodollar 90 Day Index Contracts	Dec. 2005	68,305,687	(9,729)
18 Eurodollar 90 Day Index Contracts	March 2006	17,813,475	(3,590)
4 Eurodollar 90 Day Index Contracts	June 2006	3,957,550	(4,416)
TOTAL EURODOLLAR CONTRACTS			(99,046)
Swap Agreements
		Notional Amount	Value
Credit Default Swap

Receive quarterly notional amount multiplied by 1.12% and pay Morgan Stanley, Inc. upon default of Comcast Cable Communications, Inc., par value of the notional amount of Comcast Cable Communications, Inc. 6.75% 1/30/11

	June 2006	$ 10,000,000	$ 154,758
Legend
(a) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $564,439,827 or 9.4% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $4,982,375.
(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
(g) Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement/ Counterparty	Value
$1,315,761,000 due 2/28/05 at 2.64%
Banc of America Securities LLC.	$ 292,865,305
Bank of America, National Association	102,417,591
Barclays Capital Inc.	281,648,377
Countrywide Securities Corporation	23,043,958
Deutsche Bank Securities Inc.	12,802,199
Goldman Sachs & Co.	25,604,398
Morgan Stanley & Co. Incorporated.	218,917,602
UBS Securities LLC	358,461,570
$ 1,315,761,000
Income Tax Information

At February 28, 2005, the aggregate cost of investment securities for income tax purposes was $5,760,987,535. Net unrealized appreciation aggregated $9,777,795, of which $14,914,409 related to appreciated investment securities and $5,136,614 related to depreciated investment securities.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

Fidelity Investments
Money Management, Inc.

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

UBI-UANN-0405
1.790916.101

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Spartan® Total Market Index

Spartan Extended Market Index

Spartan International Index

Funds

Annual Report

(2_fidelity_logos) (Registered_Trademark)

February 28, 2005

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders
Shareholder Expense Example	<Click Here>	An example of shareholder expenses

Spartan Total Market Index Fund	<Click Here>	Performance
	<Click Here>	Management's Discussion
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements

Spartan Extended Market Index Fund	<Click Here>	Performance
	<Click Here>	Management's Discussion
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements

Spartan International Index Fund	<Click Here>	Performance
	<Click Here>	Management's Discussion
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Notes	<Click Here>	Notes to the Financial Statements

Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>
Prospectus	P-1

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(Photograph of Edward C. Johnson 3d.)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2004 to February 28, 2005).

Actual Expenses

The first line of the table below for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value September 1, 2004	Ending Account Value February 28, 2005	Expenses Paid During Period* September 1, 2004 to February 28, 2005
Spartan Total Market Index
Actual	$ 1,000.00	$ 1,113.90	$ .52
HypotheticalA	$ 1,000.00	$ 1,024.30	$ .50
Spartan Extended Market Index
Actual	$ 1,000.00	$ 1,162.20	$ .54
HypotheticalA	$ 1,000.00	$ 1,024.30	$ .50
Spartan International Index
Actual	$ 1,000.00	$ 1,202.20	$ .55
HypotheticalA	$ 1,000.00	$ 1,024.30	$ .50

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Spartan Total Market Index	.10%
Spartan Extended Market Index	.10%
Spartan International Index	.10%

Annual Report

Spartan Total Market Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended February 28, 2005	Past 1 year	Past 5 years	Life of fundA
Spartan® Total Market Index Fund	7.64%	-1.30%	5.20%

A From November 5, 1997.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Spartan® Total Market Index Fund on November 5, 1997, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Dow Jones Wilshire 5000 Composite IndexSM performed over the same period.

Annual Report

Spartan Total Market Index Fund

Management's Discussion of Fund Performance

Comments from Jeffrey Adams, who oversees Spartan® Total Market Index Fund's investment management team as Head of Indexing for Geode Capital Management, LLC

Stocks got off to a shaky start in the first month of the new year, but most major equity benchmarks managed to cling to their gains for the 12 months ending February 28, 2005. Small-cap stocks continued a six-year-plus run of outperforming large-caps, as the small-cap Russell 2000® Index gained 9.53% during the period, compared to 6.98% for the larger-cap Standard & Poor's 500SM Index. Mid-caps were among the market's biggest gainers, highlighted by the 14.98% rise in the Russell Midcap® Index. Turning to investment styles, value significantly outdistanced growth. The Russell 3000® Value Index advanced 13.71%, versus 1.47% for the Russell 3000 Growth Index. Energy was the best-performing sector, spurred by record-high oil prices. Technology fared worst, despite a strong rally in the fourth quarter of 2004. However, a good portion of that gain was wiped out in January and February, leaving the tech-heavy NASDAQ Composite® Index with a modest 1.64% increase for the one-year period. Large-cap blue-chip stocks fared somewhat better, but the 3.96% return of the Dow Jones Industrial AverageSM was well under its historical average of roughly 11%.

For the 12 months ending February 28, 2005, the fund rose 7.64%, compared to a 7.92% gain for the Dow Jones Wilshire 5000 Composite IndexSM. The fund's peer group average, the LipperSM Growth & Income Funds Average, rose 7.58% during the same period. Energy was by far the strongest-performing sector, as high oil prices boosted companies such as ChevronTexaco, ConocoPhillips and, especially, Exxon Mobil - the world's largest energy producer. Apple Computer was a bright spot in the lagging technology sector, benefiting from meteoric sales of its iPod digital music player. Investors also hoped the iPod's popularity would lead to greater interest in the company's Macintosh computer line. On the downside, large-cap drug makers were particularly hard hit during the year, with Pfizer and Merck among the worst performers. Both companies were hurt by safety concerns surrounding several of their blockbuster drugs. Cisco Systems, whose networking products route much of the world's Internet traffic, fell in response to a negative prognosis for the company's future sales growth, a summertime increase in inventories and indications of a slowdown in technology spending.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Spartan Total Market Index Fund

Investment Changes

Top Ten Stocks as of February 28, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	3.0	2.2
General Electric Co.	2.7	2.5
Citigroup, Inc.	1.8	1.8
Microsoft Corp.	1.8	2.2
Pfizer, Inc.	1.5	1.9
Johnson & Johnson	1.4	1.3
Bank of America Corp.	1.4	1.4
International Business Machines Corp.	1.2	1.1
Intel Corp.	1.1	1.0
American International Group, Inc.	1.1	1.4
	17.0
Market Sectors as of February 28, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	20.9	22.1
Information Technology	14.9	14.6
Health Care	12.6	12.8
Consumer Discretionary	12.6	12.5
Industrials	10.6	10.4
Energy	8.6	6.5
Consumer Staples	8.5	9.2
Materials	3.6	3.2
Utilities	3.3	2.9
Telecommunication Services	2.8	3.1
Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

Annual Report

Spartan Total Market Index Fund

Investments February 28, 2005

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 12.6%
Auto Components - 0.3%
Aftermarket Technology Corp. (a)	11,055	$ 160,408
American Axle & Manufacturing Holdings, Inc.	8,765	231,571
ArvinMeritor, Inc.	17,066	287,733
Bandag, Inc.	4,123	182,278
BorgWarner, Inc.	11,022	581,411
Collins & Aikman Corp. (a)(d)	7,956	15,832
Cooper Tire & Rubber Co.	17,837	345,146
Dana Corp.	34,413	496,235
Delphi Corp.	99,187	681,415
Drew Industries, Inc. (a)	3,776	141,487
Dura Automotive Systems, Inc. Class A (sub. vtg.) (a)	3,788	27,463
GenTek, Inc.	3,519	169,369
Gentex Corp.	18,378	623,198
Goodyear Tire & Rubber Co. (a)(d)	36,752	531,434
Hayes Lemmerz International, Inc. (a)	10,596	80,530
IMPCO Technologies, Inc. (a)	3,000	17,400
Johnson Controls, Inc.	38,570	2,279,487
Keystone Automotive Industries, Inc. (a)	2,721	62,120
Lear Corp.	13,282	692,656
LKQ Corp. (a)	2,617	47,603
Midas, Inc. (a)	1,400	29,946
Modine Manufacturing Co.	6,000	195,300
Quantum Fuel Systems Technologies Worldwide, Inc. (a)(d)	15,342	82,847
Raytech Corp. (d)	11,445	20,830
Rockford Corp. (a)(d)	2,500	6,375
Sauer-Danfoss, Inc.	7,425	158,895
Spartan Motors, Inc.	3,200	33,600
Sports Resorts International, Inc. (a)(d)	7,638	30,399
Standard Motor Products, Inc.	4,236	48,968
Stoneridge, Inc. (a)	3,200	38,624
Strattec Security Corp. (a)	654	36,408
Superior Industries International, Inc. (d)	3,800	100,624
Tenneco Automotive, Inc. (a)	6,360	96,608
TRW Automotive Holdings Corp.	4,855	98,120
Visteon Corp.	20,475	137,387
		8,769,707
Automobiles - 0.4%
Coachmen Industries, Inc.	3,261	48,882
Fleetwood Enterprises, Inc. (a)	6,099	58,977
Ford Motor Co.	377,094	4,770,239
General Motors Corp.	95,565	3,408,804
Harley-Davidson, Inc.	63,815	3,948,872
Monaco Coach Corp.	4,738	84,858
National R.V. Holdings, Inc. (a)	300	3,165
Thor Industries, Inc.	11,649	414,704
Winnebago Industries, Inc.	8,659	306,096
		13,044,597

	Shares	Value (Note 1)
Distributors - 0.1%
Advanced Marketing Services, Inc.	1,300	$ 9,646
All American Semiconductor, Inc. (a)	3,800	21,850
Genuine Parts Co.	37,869	1,638,970
Handleman Co.	8,496	175,103
Prestige Brands Holdings, Inc.	4,642	83,556
Source Interlink Companies, Inc. (a)	4,300	49,020
		1,978,145
Hotels, Restaurants & Leisure - 1.8%
AFC Enterprises, Inc. (a)(d)	11,772	310,781
Ameristar Casinos, Inc.	4,900	240,002
Applebee's International, Inc.	15,846	451,769
Argosy Gaming Co. (a)	7,993	369,037
Aztar Corp. (a)	8,919	264,983
Bally Total Fitness Holding Corp. (a)(d)	6,262	20,414
BJ's Restaurants, Inc. (a)	2,100	33,915
Bluegreen Corp. (a)	900	22,212
Bob Evans Farms, Inc.	5,500	124,575
Boyd Gaming Corp.	10,400	509,704
Brinker International, Inc. (a)	20,925	792,221
Buca, Inc. (a)	3,878	26,797
Caesars Entertainment, Inc. (a)	55,925	1,121,856
California Pizza Kitchen, Inc. (a)	3,723	89,054
Carnival Corp. unit	89,033	4,841,615
CBRL Group, Inc.	9,003	385,418
CEC Entertainment, Inc. (a)	9,020	349,074
Cedar Fair LP (depository unit) (d)	6,754	219,573
Champps Entertainment, Inc. (a)	1,600	14,272
Choice Hotels International, Inc.	3,560	210,503
Churchill Downs, Inc.	2,200	98,252
CKE Restaurants, Inc. (a)	10,567	163,154
Darden Restaurants, Inc.	31,567	845,996
Dave & Buster's, Inc. (a)	3,344	65,944
Domino's Pizza, Inc.	8,100	138,267
Dover Downs Gaming & Entertainment, Inc.	980	12,397
Dover Motorsports, Inc.	9,735	56,366
Empire Resorts, Inc. (a)(d)	12,943	146,191
Gaylord Entertainment Co. (a)	8,899	380,877
GTECH Holdings Corp.	23,224	542,280
Harrah's Entertainment, Inc.	21,686	1,422,385
Hilton Hotels Corp.	73,759	1,553,365
IHOP Corp.	3,412	160,637
International Game Technology	71,497	2,177,799
International Speedway Corp. Class A	7,982	425,441
Interstate Hotels & Resorts, Inc. (a)	156	764
Isle of Capri Casinos, Inc. (a)	6,200	173,538
Jack in the Box, Inc. (a)	8,612	309,171
Krispy Kreme Doughnuts, Inc. (a)(d)	10,025	54,937
La Quinta Corp. unit (a)	44,251	409,322
Landry's Seafood Restaurants, Inc.	4,001	115,829
Las Vegas Sands Corp.	5,090	243,811
Life Time Fitness, Inc.	9,702	243,423
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Littlefield Corp. (a)	2,100	$ 1,386
Lodgian, Inc.:
warrants 11/27/07 (a)	2	0
warrants 11/25/09 (a)	8	0
Lone Star Steakhouse & Saloon, Inc.	4,300	114,380
Mandalay Resort Group	11,558	819,115
Marcus Corp.	2,746	64,037
Marriott International, Inc. Class A	35,032	2,245,551
McDonald's Corp.	258,221	8,541,951
MGM MIRAGE (a)	11,621	861,930
MTR Gaming Group, Inc. (a)	5,600	67,256
Multimedia Games, Inc. (a)(d)	4,312	43,077
Navigant International, Inc. (a)(d)	3,100	39,804
O'Charleys, Inc. (a)	3,850	81,312
Outback Steakhouse, Inc.	16,819	755,341
P.F. Chang's China Bistro, Inc. (a)	3,900	213,759
Panera Bread Co. Class A (a)(d)	8,925	477,131
Papa John's International, Inc. (a)	3,500	120,365
Penn National Gaming, Inc. (a)	6,200	374,232
Pinnacle Entertainment, Inc. (a)	14,294	221,557
Rare Hospitality International, Inc. (a)	6,075	177,755
Red Robin Gourmet Burgers, Inc. (a)	1,748	79,237
Royal Caribbean Cruises Ltd.	23,029	1,088,120
Rubio's Restaurants, Inc. (a)	4,819	54,985
Ruby Tuesday, Inc.	13,091	316,540
Ryan's Restaurant Group, Inc. (a)	8,100	108,864
Scientific Games Corp. Class A (a)	16,034	412,394
Shuffle Master, Inc. (a)(d)	7,449	244,029
Six Flags, Inc. (a)	12,400	55,304
Sonic Corp. (a)	13,040	439,318
Speedway Motorsports, Inc.	5,900	219,480
Starbucks Corp. (a)	84,100	4,357,221
Starwood Hotels & Resorts Worldwide, Inc. unit	44,824	2,565,726
Station Casinos, Inc.	10,370	631,948
Steak n Shake Co. (a)	2,584	49,432
The Cheesecake Factory, Inc. (a)	15,087	513,411
Total Entertainment Restaurant Corp. (a)	2,700	29,268
Triarc Companies, Inc. Class B	6,030	90,450
Vail Resorts, Inc. (a)	4,906	119,412
Wendy's International, Inc.	23,564	891,897
WMS Industries, Inc. (a)(d)	8,244	247,238
Wyndham International, Inc. Class A (a)	5,212	4,378
Wynn Resorts Ltd. (a)	13,160	941,861
Yum! Brands, Inc.	57,985	2,828,508
		51,646,881
Household Durables - 1.0%
Advanced Lighting Technologies, Inc. (a)	4,600	0
American Biltrite, Inc. (a)	400	4,760
American Greetings Corp. Class A	14,094	347,135
Applica, Inc. (a)	3,200	16,544

	Shares	Value (Note 1)
Avatar Holdings, Inc. (a)(d)	1,645	$ 83,681
Bassett Furniture Industries, Inc.	1,800	34,290
Beazer Homes USA, Inc. (d)	2,771	476,390
Black & Decker Corp.	15,377	1,275,061
Blount International, Inc. (a)	2,869	49,146
Blyth, Inc.	9,084	288,780
Boston Acoustics, Inc.	100	1,401
Brillian Corp. (a)(d)	375	1,103
Brookfield Homes Corp.	5,874	245,592
California Coastal Communities, Inc. (a)	5,563	143,136
Cavco Industries, Inc. (a)	750	20,123
Centex Corp.	24,403	1,551,787
Champion Enterprises, Inc. (a)	9,132	94,516
Cobra Electronics Corp. (a)	1,200	8,784
Craftmade International, Inc.	1,700	35,717
CSS Industries, Inc.	1,556	51,286
D.R. Horton, Inc.	43,921	1,921,983
Department 56, Inc. (a)	2,200	36,344
Dixie Group, Inc. (a)	2,900	53,621
Dominion Homes, Inc. (a)	300	5,766
Enesco Group, Inc. (a)	4,629	37,865
Ethan Allen Interiors, Inc.	7,178	252,235
Fedders Corp.	3,300	10,164
Flexsteel Industries, Inc.	1,700	26,692
Foamex International, Inc. (a)	5,300	13,409
Fortune Brands, Inc.	29,907	2,422,467
Furniture Brands International, Inc.	10,345	240,314
Harman International Industries, Inc.	13,253	1,486,589
Helen of Troy Ltd. (a)	4,390	124,369
Hovnanian Enterprises, Inc. Class A (a)	9,144	502,920
Interface, Inc. Class A (a)	9,800	81,634
Jarden Corp. (a)	6,959	302,786
Juno Lighting, Inc.	1,500	54,780
KB Home	7,541	941,117
Kimball International, Inc. Class B	4,000	57,160
Koss Corp.	1,300	25,480
La-Z-Boy, Inc.	7,662	114,547
Leggett & Platt, Inc.	40,762	1,127,885
Lennar Corp. Class A	25,835	1,571,285
Levitt Corp. Class A	2,250	67,320
Libbey, Inc.	1,691	40,449
Lifetime Hoan Corp.	300	4,635
M.D.C. Holdings, Inc.	6,672	531,225
M/I Homes, Inc.	2,316	130,391
Maytag Corp.	13,362	203,637
Meritage Homes Corp. (a)	3,386	247,957
Mestek, Inc. (a)	300	6,876
MITY Enterprises, Inc. (a)	2,300	34,500
Mohawk Industries, Inc. (a)	10,066	903,323
National Presto Industries, Inc.	1,000	41,860
Newell Rubbermaid, Inc.	56,911	1,268,546
NVR, Inc. (a)	1,082	857,215
Oneida Ltd. (a)(d)	400	1,040
Orleans Homebuilders, Inc. (a)	3,334	65,346
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Palm Harbor Homes, Inc. (a)(d)	4,917	$ 76,902
Pulte Homes, Inc. (d)	20,540	1,602,531
Russ Berrie & Co., Inc.	2,935	66,801
Ryland Group, Inc.	8,727	606,963
Salton, Inc. (a)(d)	1,800	5,076
Skyline Corp.	1,289	49,433
Snap-On, Inc.	10,615	351,357
Standard Pacific Corp.	6,694	535,520
Stanley Furniture Co., Inc.	1,100	51,557
Tempur-Pedic International, Inc. (a)	10,052	192,496
The Rowe Companies (a)	1,000	4,300
The Stanley Works	16,454	760,998
Toll Brothers, Inc. (a)	10,826	953,229
Tupperware Corp.	14,481	296,716
Universal Electronics, Inc. (a)	3,400	57,868
Virco Manufacturing Co. (a)	2,613	20,120
WCI Communities, Inc. (a)	8,795	305,187
WestPoint Stevens, Inc. (a)(d)	13,900	111
Whirlpool Corp.	12,887	821,546
William Lyon Homes, Inc. (a)(d)	2,009	178,480
Yankee Candle Co., Inc.	11,874	367,619
		27,849,774
Internet & Catalog Retail - 0.5%
1-800 CONTACTS, Inc. (a)(d)	2,129	50,181
1-800-FLOWERS.com, Inc. Class A (a)	23,580	176,850
Alloy, Inc. (a)(d)	5,800	35,264
Amazon.com, Inc. (a)	61,039	2,147,352
Audible, Inc. (a)	1,300	19,058
Blair Corp.	400	13,120
Blue Nile, Inc. (d)	713	20,028
Bluefly, Inc. (a)(d)	2,800	3,640
Coldwater Creek, Inc. (a)	5,197	144,009
Drugstore.com, Inc. (a)(d)	7,303	16,651
eBay, Inc. (a)	209,146	8,959,815
GSI Commerce, Inc. (a)	5,379	77,189
Hollywood Media Corp. (a)	1,200	6,300
IAC/InterActiveCorp (a)(d)	103,783	2,335,118
Insight Enterprises, Inc. (a)	7,275	129,495
J. Jill Group, Inc. (a)	3,147	45,474
MediaBay, Inc. (a)(d)	800	536
Netflix, Inc. (a)(d)	9,557	102,260
Overstock.com, Inc. (a)(d)	2,492	133,808
PC Mall, Inc. (a)	500	6,575
Priceline.com, Inc. (a)(d)	5,439	122,214
Stamps.com, Inc.	4,062	74,209
Systemax, Inc. (a)	6,390	39,938
ValueVision Media, Inc. Class A (a)	5,600	72,800
		14,731,884

	Shares	Value (Note 1)
Leisure Equipment & Products - 0.3%
Action Performance Companies, Inc. (d)	2,500	$ 36,300
Adams Golf, Inc. (a)	400	624
Alliance Gaming Corp. (a)(d)	12,091	134,210
Arctic Cat, Inc.	5,000	135,500
Boyds Collection, Ltd. (a)	4,962	11,313
Brunswick Corp.	19,316	900,898
Callaway Golf Co.	10,800	144,936
Concord Camera Corp. (a)	3,084	5,613
Eastman Kodak Co.	58,245	1,979,748
Excelligence Learning Corp. (a)	612	2,975
Hasbro, Inc.	33,465	706,781
JAKKS Pacific, Inc. (a)(d)	4,540	89,756
Johnson Outdoors, Inc. Class A (a)	2,300	46,782
K2, Inc. (a)	17,186	246,275
Leapfrog Enterprises, Inc. Class A (a)(d)	4,328	45,444
Marine Products Corp.	7,625	216,855
MarineMax, Inc. (a)	2,572	88,117
Marvel Enterprises, Inc. (a)	17,637	310,764
Mattel, Inc.	84,547	1,768,723
Meade Instruments Corp. (a)	2,600	8,060
Nautilus Group, Inc.	5,025	111,354
Oakley, Inc.	18,053	242,632
Polaris Industries, Inc.	8,328	581,211
RC2 Corp. (a)	3,021	93,440
SCP Pool Corp.	9,450	321,678
Steinway Musical Instruments, Inc. (a)	4,500	121,860
Sturm Ruger & Co., Inc.	3,560	28,160
		8,380,009
Media - 4.2%
4Kids Entertainment, Inc. (a)	2,362	46,153
ACME Communications, Inc. (a)	5,032	30,192
ADVO, Inc.	4,500	165,015
Arbitron, Inc. (a)	7,282	295,285
Ballantyne of Omaha, Inc. (a)	100	498
Belo Corp. Series A	22,074	520,946
Brilliant Digital Entertainment, Inc. (a)	500	30
Cablevision Systems Corp. - NY Group Class A (a)	45,280	1,406,397
Carmike Cinemas, Inc.	1,494	52,126
Catalina Marketing Corp.	14,092	379,779
Charter Communications, Inc. Class A (a)(d)	58,659	107,346
Citadel Broadcasting Corp. (a)	14,632	206,604
Clear Channel Communications, Inc.	109,865	3,656,307
Comcast Corp. Class A (a)	472,699	15,386,352
Courier Corp.	1,674	89,860
Cox Radio, Inc. Class A (a)	5,776	92,763
Crown Media Holdings, Inc. Class A (a)	8,094	73,898
Cumulus Media, Inc. Class A (a)	12,017	170,041
Dex Media, Inc.	20,676	470,172
Digital Generation Systems, Inc. (a)	18,345	28,068
Dow Jones & Co., Inc.	9,002	333,974
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Media - continued
DreamWorks Animation SKG, Inc. Class A	7,351	$ 267,062
E.W. Scripps Co. Class A	15,600	720,096
EchoStar Communications Corp. Class A	49,017	1,458,256
EMAK Worldwide, Inc. (a)	2,241	22,186
Emmis Communications Corp. Class A (a)	7,767	145,243
Entercom Communications Corp. Class A (a)	8,040	276,737
Entravision Communications Corp. Class A (a)	8,800	72,160
Fisher Communications, Inc. (a)	767	39,309
Fox Entertainment Group, Inc. Class A (a)	37,551	1,250,448
Gannett Co., Inc.	53,801	4,236,829
Gemstar-TV Guide International, Inc. (a)	47,394	211,377
Getty Images, Inc. (a)	9,248	659,752
Gray Television, Inc.	7,281	105,866
Grey Global Group, Inc. (d)	178	201,279
Harris Interactive, Inc. (a)	5,250	26,250
Harte-Hanks, Inc.	15,614	418,455
Hearst-Argyle Television, Inc.	7,305	179,630
Hollinger International, Inc. Class A	17,300	198,950
Image Entertainment, Inc. (a)	700	4,025
Insight Communications, Inc. Class A (a)	6,700	63,650
Insignia Systems, Inc. (a)	2,664	4,284
Interactive Data Corp. (a)	4,186	84,683
Interep National Radio Sales, Inc. Class A (a)	2,900	1,740
Interpublic Group of Companies, Inc. (a)	88,192	1,158,843
John Wiley & Sons, Inc. Class A	12,825	445,669
Journal Communications, Inc. Class A	19,159	315,740
Journal Register Co. (a)	5,900	102,955
Knight-Ridder, Inc.	14,256	933,768
Lakes Entertainment, Inc. (a)(d)	12,350	220,571
Lamar Advertising Co. Class A (a)	17,112	672,330
Lee Enterprises, Inc.	8,430	384,408
Liberty Corp., South Carolina	3,000	131,250
Liberty Media Corp. Class A (a)	552,435	5,601,691
Liberty Media International, Inc. Class A (a)	32,496	1,404,802
LIN TV Corp. Class A (a)	2,700	47,601
LodgeNet Entertainment Corp. (a)	2,961	52,262
Martha Stewart Living Omnimedia, Inc. Class A (a)(d)	3,281	115,983
McGraw-Hill Companies, Inc.	38,674	3,552,207
Media General, Inc. Class A	3,532	226,013
Mediacom Communications Corp. Class A (a)	13,450	74,110
Meredith Corp.	11,468	526,267
Metro-Goldwyn-Mayer, Inc.	16,640	198,182
Navarre Corp. (a)(d)	5,800	39,730
New Frontier Media, Inc. (a)	5,000	37,750

	Shares	Value (Note 1)
News Corp. Class A	510,228	$ 8,490,194
NTL, Inc. (a)	15,716	1,019,811
Omnicom Group, Inc.	37,721	3,435,251
Paxson Communications Corp. Class A (a)(d)	8,600	10,148
Pegasus Communications Corp. Class A (a)(d)	1,586	22,553
Penton Media, Inc. (a)	7,900	2,212
Pixar (a)	5,241	468,703
Playboy Enterprises, Inc. Class B (non-vtg.) (a)	3,722	51,736
PRIMEDIA, Inc. (a)(d)	31,815	127,578
ProQuest Co. (a)	4,200	153,510
Pulitzer, Inc.	1,534	97,685
R.H. Donnelley Corp. (a)	7,596	463,356
Radio One, Inc. Class A (a)	22,980	315,745
Radio Unica Communications Corp. (a)	2,900	0
Regal Entertainment Group Class A	10,174	195,951
Regent Communication, Inc. (a)	6,194	31,218
Rentrak Corp. (a)	600	6,660
Saga Communications, Inc. Class A (a)	932	14,940
Salem Communications Corp. Class A (a)	1,687	38,987
Scholastic Corp. (a)	8,165	289,694
Sinclair Broadcast Group, Inc. Class A	7,200	55,440
Sirius Satellite Radio, Inc. (a)(d)	259,226	1,443,889
Spanish Broadcasting System, Inc. Class A (a)	6,800	68,340
The DIRECTV Group, Inc. (a)	200,181	3,004,717
The McClatchy Co. Class A	4,559	330,710
The New York Times Co. Class A	32,259	1,182,615
The Reader's Digest Association, Inc. (non-vtg.)	14,480	250,504
theglobe.com, Inc. (a)(d)	6,400	1,344
Thomas Nelson, Inc.	6,641	145,438
Time Warner, Inc. (a)	922,911	15,901,757
TiVo, Inc. (a)(d)	8,765	35,148
Tribune Co.	43,727	1,781,001
UnitedGlobalCom, Inc. Class A (a)	80,544	749,059
Univision Communications, Inc. Class A (a)	52,456	1,384,314
Valassis Communications, Inc. (a)	11,260	421,237
Viacom, Inc. Class B (non-vtg.)	324,232	11,315,697
Walt Disney Co.	426,242	11,909,201
Washington Post Co. Class B	1,556	1,397,288
Westwood One, Inc. (a)	15,590	340,486
World Wrestling Entertainment, Inc. Class A	6,473	81,948
XM Satellite Radio Holdings, Inc. Class A (a)(d)	42,830	1,411,677
Young Broadcasting, Inc. Class A (a)	3,209	28,688
		118,878,635
Multiline Retail - 1.0%
99 Cents Only Stores (a)	12,308	191,882
Big Lots, Inc. (a)	25,319	295,473
Conn's, Inc. (a)	5,901	100,376
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Multiline Retail - continued
Dillard's, Inc. Class A	19,546	$ 455,422
Dollar General Corp.	60,857	1,291,994
Dollar Tree Stores, Inc. (a)	23,182	624,755
Family Dollar Stores, Inc.	31,676	1,042,774
Federated Department Stores, Inc.	35,512	2,004,652
Fred's, Inc. Class A	5,887	99,196
JCPenney Co., Inc.	51,130	2,274,774
Kmart Holding Corp. (a)(d)	7,152	697,105
Kohl's Corp. (a)	64,234	3,074,882
Neiman Marcus Group, Inc. Class A	9,415	679,763
Nordstrom, Inc.	22,821	1,226,857
Retail Ventures, Inc. (a)	1,044	7,632
Saks, Inc.	27,562	418,667
Sears, Roebuck & Co.	41,362	2,065,205
ShopKo Stores, Inc. (a)	5,100	89,301
Target Corp.	172,888	8,786,168
The May Department Stores Co.	63,402	2,188,003
Tuesday Morning Corp. (a)	9,086	284,846
		27,899,727
Specialty Retail - 2.5%
Aaron Rents, Inc.	8,088	165,480
Abercrombie & Fitch Co. Class A	18,619	999,840
AC Moore Arts & Crafts, Inc. (a)	3,100	79,109
Advance Auto Parts, Inc. (a)	14,991	755,247
Aeropostale, Inc. (a)	12,132	387,011
America's Car Mart, Inc. (a)	1,759	62,374
American Eagle Outfitters, Inc.	13,285	719,117
AnnTaylor Stores Corp. (a)	11,545	255,837
Asbury Automotive Group, Inc. (a)	3,100	47,120
AutoNation, Inc. (a)	44,932	877,522
AutoZone, Inc. (a)	14,265	1,382,279
Barnes & Noble, Inc. (a)	11,021	376,477
bebe Stores, Inc.	4,854	136,640
Bed Bath & Beyond, Inc. (a)	60,574	2,272,736
Best Buy Co., Inc.	53,925	2,913,029
Big 5 Sporting Goods Corp.	2,427	57,035
Blockbuster, Inc. Class A (d)	34,113	302,582
Books-A-Million, Inc.	4,300	38,313
Borders Group, Inc.	15,604	401,491
Brookstone Co., Inc. (a)	900	13,158
Building Material Holding Corp.	3,005	138,651
Burlington Coat Factory Warehouse Corp.	6,625	185,765
Cabela's, Inc. Class A	7,700	163,009
Cache, Inc. (a)	2,805	43,926
CarMax, Inc. (a)	23,043	760,419
Casual Male Retail Group, Inc. (a)(d)	6,784	39,279
Charlotte Russe Holding, Inc. (a)	4,119	49,140
Charming Shoppes, Inc. (a)	18,327	141,301
Chico's FAS, Inc. (a)(d)	38,546	1,135,180
Christopher & Banks Corp.	5,496	90,519

	Shares	Value (Note 1)
Circuit City Stores, Inc.	38,748	$ 605,631
Claire's Stores, Inc.	17,479	402,192
Cost Plus, Inc. (a)	3,425	96,345
CSK Auto Corp. (a)	7,080	112,572
Deb Shops, Inc.	1,991	56,544
Dick's Sporting Goods, Inc. (a)	4,070	145,910
Dress Barn, Inc. (a)	3,940	74,348
E Com Ventures, Inc. (a)(d)	325	3,988
Electronics Boutique Holding Corp. (a)	3,500	132,405
Emerging Vision, Inc. (a)	3,800	570
Finish Line, Inc. Class A	6,128	125,379
Finlay Enterprises, Inc. (a)	2,500	30,175
Foot Locker, Inc.	27,999	764,373
GameStop Corp.:
Class A (a)	15,332	297,594
Class B (a)	4,682	91,580
Gap, Inc.	133,813	2,854,231
Genesco, Inc. (a)	3,841	113,194
Goody's Family Clothing, Inc.	5,846	54,894
Group 1 Automotive, Inc. (a)	3,200	88,480
Guess?, Inc. (a)	8,485	125,069
Guitar Center, Inc. (a)	7,435	450,412
Gymboree Corp. (a)	4,858	58,247
Hancock Fabrics, Inc.	1,100	9,460
Haverty Furniture Companies, Inc.	3,675	59,535
Hibbett Sporting Goods, Inc. (a)	5,091	141,835
Hollywood Entertainment Corp. (a)	7,000	95,690
Home Depot, Inc.	462,615	18,513,852
Hot Topic, Inc. (a)(d)	6,951	148,473
Jo-Ann Stores, Inc. (a)	2,760	82,966
Jos. A. Bank Clothiers, Inc. (a)(d)	2,258	61,282
Kirkland's, Inc. (a)	2,250	23,940
Limited Brands, Inc.	75,253	1,789,516
Linens 'N Things, Inc. (a)	9,324	250,722
Lithia Motors, Inc. Class A (sub. vtg.)	1,827	47,995
Lowe's Companies, Inc.	148,297	8,716,898
Major Automotive Companies, Inc. (a)	850	986
Michaels Stores, Inc.	26,322	839,409
Monro Muffler Brake, Inc. (a)	1,650	44,237
Mothers Work, Inc. (a)	1,000	14,600
Movie Gallery, Inc.	5,200	118,768
New York & Co., Inc.	697	12,267
O'Reilly Automotive, Inc. (a)	10,385	528,597
Office Depot, Inc. (a)	66,053	1,271,520
OfficeMax, Inc. Delaware	19,327	610,153
Pacific Sunwear of California, Inc. (a)	18,934	487,740
Party City Corp. (a)	1,200	14,940
Payless ShoeSource, Inc. (a)	8,583	100,593
PETCO Animal Supplies, Inc. (a)	7,781	275,759
PETsMART, Inc.	28,963	883,372
Pier 1 Imports, Inc.	16,312	297,694
Pomeroy IT Solutions, Inc. (a)	2,861	42,600
RadioShack Corp.	32,086	948,462
Regis Corp.	7,865	309,881
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Rent-A-Center, Inc. (a)(d)	12,948	$ 336,001
Rent-Way, Inc. (a)	2,570	20,072
Restoration Hardware, Inc. (a)	5,009	26,598
Rex Stores Corp. (a)	2,942	41,512
Ross Stores, Inc.	31,279	875,812
Select Comfort Corp. (a)	4,992	102,835
Sharper Image Corp. (a)(d)	1,984	30,831
Sherwin-Williams Co.	21,649	959,051
Shoe Carnival, Inc. (a)	2,589	42,071
Sonic Automotive, Inc. Class A (sub. vtg.)	3,200	71,008
Sport Chalet (a)	100	1,360
Sports Authority, Inc. (a)	3,198	78,319
Stage Stores, Inc. (a)	3,100	119,536
Staples, Inc.	103,358	3,257,844
Stein Mart, Inc. (a)	8,619	179,361
Talbots, Inc.	9,839	274,213
TBC Corp. New (a)	4,122	123,371
The Bombay Company, Inc. (a)	3,834	21,854
The Buckle, Inc.	1,956	59,286
The Cato Corp. Class A (sub. vtg.)	3,646	108,432
The Children's Place Retail Stores, Inc. (a)	4,504	180,115
The Men's Wearhouse, Inc. (a)	5,332	187,526
The Pantry, Inc. (a)	2,125	72,356
The Pep Boys - Manny, Moe & Jack	11,581	209,384
Tiffany & Co., Inc.	29,803	898,560
TJX Companies, Inc.	100,276	2,448,740
Too, Inc. (a)	7,182	190,754
Toys 'R' Us, Inc. (a)	41,647	952,467
Tractor Supply Co. (a)	5,690	242,337
Trans World Entertainment Corp. (a)	2,900	40,687
Tweeter Home Entertainment Group, Inc. (a)	4,092	23,693
Ultimate Electronics, Inc. (a)(d)	2,716	2,988
United Auto Group, Inc.	4,874	135,887
Urban Outfitters, Inc. (a)	12,400	515,716
Weight Watchers International, Inc. (a)	7,953	341,979
West Marine, Inc. (a)	3,200	77,376
Wet Seal, Inc. Class A (a)(d)	4,800	14,016
Whitehall Jewellers, Inc. (a)	800	5,640
Williams-Sonoma, Inc. (a)	19,222	666,811
Wilsons Leather Experts, Inc. (a)	3,977	12,766
YouthStream Media Networks, Inc. (a)	1,300	611
Zale Corp. (a)	11,364	338,079
		72,705,316
Textiles, Apparel & Luxury Goods - 0.5%
Ashworth, Inc. (a)	400	4,412
Brown Shoe Co., Inc.	3,100	103,540
Candies, Inc. (a)(d)	6,400	33,152
Carter's, Inc. (a)	7,863	312,947
Cherokee, Inc.	1,848	66,473

	Shares	Value (Note 1)
Coach, Inc. (a)	39,438	$ 2,189,992
Columbia Sportswear Co. (a)	2,557	143,320
Deckers Outdoor Corp. (a)(d)	5,610	230,066
DHB Industries, Inc. (a)(d)	8,958	127,114
Everlast Worldwide, Inc. (a)	1,000	10,560
Fossil, Inc. (a)	6,274	161,869
Jones Apparel Group, Inc.	24,366	774,108
K-Swiss, Inc. Class A	4,824	149,544
Kellwood Co.	8,290	237,674
Kenneth Cole Productions, Inc. Class A (sub. vtg.)	3,406	98,808
Liz Claiborne, Inc.	21,110	892,953
Movado Group, Inc.	8,534	158,903
NIKE, Inc. Class B	35,402	3,078,204
Oshkosh B'Gosh, Inc. Class A	2,500	78,600
Oxford Industries, Inc.	2,650	93,704
Perry Ellis International, Inc. (a)	1,632	37,014
Phillips-Van Heusen Corp.	11,149	309,162
Polo Ralph Lauren Corp. Class A	13,140	517,716
Polymer Group, Inc.:
Class A, warrants 3/4/10 (a)	6	0
Class B, warrants 3/4/10 (a)	6	0
Quaker Fabric Corp. (a)	3,800	16,036
Quiksilver, Inc. (a)	13,581	429,024
Reebok International Ltd.	11,036	487,350
Russell Corp.	3,346	60,529
Samsonite Corp. (a)(d)	1,446	1,113
Saucony, Inc. Class B	1,960	50,960
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	3,466	52,960
Steven Madden Ltd. (a)	2,732	51,034
Stride Rite Corp.	7,198	93,574
Superior Uniform Group, Inc.	1,000	14,180
Tarrant Apparel Group (a)	2,700	4,482
Timberland Co. Class A (a)	6,317	439,916
Unifi, Inc. (a)	6,069	25,429
Unifirst Corp.	1,100	44,638
VF Corp.	17,134	1,023,928
Warnaco Group, Inc. (a)	13,384	320,145
Wolverine World Wide, Inc.	16,938	376,871
		13,302,004
TOTAL CONSUMER DISCRETIONARY		359,186,679
CONSUMER STAPLES - 8.5%
Beverages - 1.8%
Anheuser-Busch Companies, Inc.	163,360	7,751,432
Boston Beer Co., Inc. Class A (a)	600	14,220
Brown-Forman Corp. Class B (non-vtg.)	8,013	407,862
Coca-Cola Bottling Co. Consolidated	921	49,384
Coca-Cola Enterprises, Inc.	51,896	1,107,980
Constellation Brands, Inc. Class A (sub. vtg.) (a)	17,170	919,110
Molson Coors Brewing Co. Class B	13,727	954,438
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER STAPLES - continued
Beverages - continued
National Beverage Corp.	6,246	$ 54,653
Pepsi Bottling Group, Inc.	30,634	833,857
PepsiAmericas, Inc.	18,145	412,799
PepsiCo, Inc.	352,289	18,974,286
The Coca-Cola Co.	468,325	20,044,310
		51,524,331
Food & Staples Retailing - 2.1%
7-Eleven, Inc. (a)	8,368	210,204
Albertsons, Inc.	65,400	1,464,306
Arden Group, Inc. Class A	100	9,499
BJ's Wholesale Club, Inc. (a)(d)	13,256	405,236
Casey's General Stores, Inc.	9,700	174,988
Central European Distribution Corp. (a)(d)	2,633	101,423
Chronimed, Inc. (a)	2,717	21,247
Costco Wholesale Corp.	96,372	4,489,971
CVS Corp.	82,842	4,128,017
Ingles Markets, Inc. Class A	14,283	185,822
Kroger Co. (a)	136,484	2,455,347
Longs Drug Stores Corp.	5,400	147,042
Nash-Finch Co.	2,266	89,756
NeighborCare, Inc. (a)(d)	11,330	340,693
Pathmark Stores, Inc. (a)	6,814	33,866
Performance Food Group Co. (a)	10,696	290,289
Pricesmart, Inc. (a)	400	3,140
Rite Aid Corp. (a)(d)	86,643	303,251
Ruddick Corp.	6,300	148,680
Safeway, Inc. (a)	91,132	1,676,829
Smart & Final, Inc. (a)	2,141	27,833
SUPERVALU, Inc.	25,668	815,472
Sysco Corp.	131,315	4,519,862
The Great Atlantic & Pacific Tea Co. (a)(d)	4,583	50,963
Topps Co., Inc.	9,720	91,465
United Natural Foods, Inc. (a)	7,198	224,362
Wal-Mart Stores, Inc.	549,109	28,339,515
Walgreen Co.	214,703	9,195,729
Weis Markets, Inc.	5,000	185,900
Whole Foods Market, Inc.	13,502	1,388,276
Wild Oats Markets, Inc. (a)	6,075	39,184
Winn-Dixie Stores, Inc. (a)(d)	18,329	11,676
		61,569,843
Food Products - 1.3%
Alico, Inc. (a)	200	11,692
American Italian Pasta Co. Class A (d)	2,600	70,200
Archer-Daniels-Midland Co.	125,650	3,028,165
Bridgford Foods Corp. (a)	400	3,464
Bunge Ltd.	24,211	1,324,584
Campbell Soup Co.	50,269	1,392,451
Chiquita Brands International, Inc.	6,587	150,315
ConAgra Foods, Inc.	108,736	2,970,668

	Shares	Value (Note 1)
Corn Products International, Inc.	16,346	$ 457,198
Darling International, Inc. (a)	16,316	68,527
Dean Foods Co. (a)	32,012	1,106,015
Del Monte Foods Co. (a)	39,812	421,609
Delta & Pine Land Co.	13,141	380,958
Farmer Brothers Co.	3,020	75,681
Flowers Foods, Inc.	9,722	291,660
Fresh Del Monte Produce, Inc. (d)	6,408	191,215
Gardenburger, Inc. (a)(d)	400	28
General Mills, Inc.	72,666	3,805,518
Green Mountain Coffee Roasters, Inc. (a)	1,900	49,495
H.J. Heinz Co.	71,216	2,680,570
Hain Celestial Group, Inc. (a)	5,368	100,221
Hershey Foods Corp.	38,966	2,454,858
Hines Horticulture, Inc. (a)	800	3,264
Hormel Foods Corp.	16,473	513,134
J&J Snack Foods Corp.	533	25,163
John B. Sanfilippo & Son, Inc.	2,483	64,546
Kellogg Co.	47,837	2,104,828
Kraft Foods, Inc. Class A	57,552	1,925,114
Lancaster Colony Corp.	8,413	358,478
Lance, Inc.	5,263	83,840
M&F Worldwide Corp. (a)	500	6,900
Maui Land & Pineapple, Inc. (a)	300	13,983
McCormick & Co., Inc. (non-vtg.)	25,047	951,536
Northland Cranberries, Inc. Class A	50	22
Omega Protein Corp. (a)	6,170	49,545
Peet's Coffee & Tea, Inc. (a)	1,835	44,444
Pilgrims Pride Corp. Class B	7,164	272,089
Ralcorp Holdings, Inc.	8,895	414,062
Sanderson Farms, Inc.	3,415	153,231
Sara Lee Corp.	163,273	3,657,315
Seaboard Corp.	100	107,000
Seneca Foods Group Class A (a)	2,162	36,214
Smithfield Foods, Inc. (a)	18,932	644,635
Tasty Baking Co.	200	1,576
The J.M. Smucker Co.	12,547	616,811
Tootsie Roll Industries, Inc.	3,965	118,950
Tyson Foods, Inc. Class A	66,973	1,139,880
Wm. Wrigley Jr. Co.	28,891	1,922,985
Zapata Corp. (a)	110	7,810
		36,272,447
Household Products - 1.6%
Central Garden & Pet Co. Class A (a)	2,692	122,809
Church & Dwight Co., Inc.	14,247	503,916
Clorox Co.	44,305	2,660,072
Colgate-Palmolive Co.	110,685	5,857,450
Energizer Holdings, Inc. (a)	16,659	986,713
Kimberly-Clark Corp.	98,674	6,510,511
Oil-Dri Corp. of America	600	10,920
Procter & Gamble Co.	526,631	27,958,840
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER STAPLES - continued
Household Products - continued
Rayovac Corp. (a)	5,900	$ 253,700
WD-40 Co.	2,748	90,024
		44,954,955
Personal Products - 0.6%
Alberto-Culver Co.	16,018	837,261
Avon Products, Inc.	99,884	4,272,039
Chattem, Inc. (a)	3,200	117,120
Elizabeth Arden, Inc. (a)	4,552	116,759
Estee Lauder Companies, Inc. Class A	26,883	1,182,314
Gillette Co.	191,149	9,605,237
Inter Parfums, Inc. (d)	4,303	60,285
Mannatech, Inc. (d)	5,836	144,149
Nature's Sunshine Products, Inc.	700	13,489
NBTY, Inc. (a)	12,135	306,894
Nu Skin Enterprises, Inc. Class A	14,283	318,939
Playtex Products, Inc. (a)	8,800	75,064
Revlon, Inc. Class A (a)	7,600	18,468
USANA Health Sciences, Inc. (a)(d)	2,090	93,047
		17,161,065
Tobacco - 1.1%
Altria Group, Inc.	426,614	28,007,209
DIMON, Inc.	4,909	31,810
Reynolds American, Inc.	17,322	1,419,538
Standard Commercial Corp.	3,014	56,965
Star Scientific, Inc. (a)(d)	14,579	83,975
Universal Corp.	5,248	263,450
UST, Inc.	35,573	1,944,064
Vector Group Ltd. (d)	7,952	132,798
		31,939,809
TOTAL CONSUMER STAPLES		243,422,450
ENERGY - 8.6%
Energy Equipment & Services - 1.5%
Atwood Oceanics, Inc. (a)	3,200	220,000
Baker Hughes, Inc.	65,979	3,119,487
BJ Services Co.	34,277	1,712,479
Cal Dive International, Inc. (a)	6,100	309,758
Carbo Ceramics, Inc.	1,989	147,146
Cooper Cameron Corp. (a)	11,146	643,013
Diamond Offshore Drilling, Inc. (d)	12,088	598,356
Dril-Quip, Inc. (a)	3,228	100,068
ENSCO International, Inc.	30,797	1,240,503
FMC Technologies, Inc. (a)	12,911	445,946
Global Industries Ltd. (a)	17,511	171,958
GlobalSantaFe Corp.	41,842	1,569,075
Grant Prideco, Inc. (a)	26,441	638,815
Grey Wolf, Inc. (a)	22,900	148,621
Gulf Island Fabrication, Inc.	300	7,221
Gulfmark Offshore, Inc. (a)	3,800	103,398

	Shares	Value (Note 1)
Halliburton Co.	94,464	$ 4,153,582
Hanover Compressor Co. (a)	10,936	144,793
Helmerich & Payne, Inc.	12,383	495,815
Horizon Offshore, Inc. (a)(d)	5,560	5,004
Hydril Co. (a)	4,200	252,294
Input/Output, Inc. (a)	12,704	93,756
Key Energy Services, Inc. (a)	32,022	442,544
Lone Star Technologies, Inc. (a)	7,026	318,348
Lufkin Industries, Inc.	100	4,321
Matrix Service Co. (a)(d)	6,459	51,866
Maverick Tube Corp. (a)	11,228	399,268
Metretek Technologies, Inc. (a)(d)	2,900	8,845
Mitcham Industries, Inc. (a)	1,500	10,470
Nabors Industries Ltd. (a)	29,625	1,700,475
National-Oilwell, Inc. (a)	17,682	801,702
Newpark Resources, Inc. (a)	8,477	54,168
Noble Corp.	26,128	1,491,125
NS Group, Inc. (a)	1,693	57,918
Oceaneering International, Inc. (a)	4,600	183,540
Offshore Logistics, Inc. (a)	4,200	138,222
Oil States International, Inc. (a)	10,711	225,359
Parker Drilling Co. (a)	18,231	107,745
Patterson-UTI Energy, Inc.	33,464	836,600
Pride International, Inc. (a)	23,839	586,916
Rowan Companies, Inc.	23,443	742,674
RPC, Inc.	7,200	187,920
Schlumberger Ltd. (NY Shares)	124,920	9,425,214
Seabulk International, Inc. (a)	12,548	225,739
SEACOR SMIT, Inc. (a)	2,507	157,816
Smith International, Inc.	20,551	1,320,607
Superior Energy Services, Inc. (a)	25,065	480,747
T-3 Energy Services, Inc. (a)	10	95
TETRA Technologies, Inc. (a)	3,397	106,360
Tidewater, Inc.	10,547	435,275
TODCO Class A	7,171	180,637
Transocean, Inc. (a)	69,943	3,390,837
Unit Corp. (a)	11,621	532,009
Universal Compression Holdings, Inc. (a)	4,900	186,200
Varco International, Inc. (a)	18,147	684,323
Veritas DGC, Inc. (a)	6,200	168,144
W-H Energy Services, Inc. (a)	5,400	142,560
Weatherford International Ltd. (a)	27,280	1,626,161
		43,733,838
Oil & Gas - 7.1%
Amerada Hess Corp.	17,202	1,727,081
Anadarko Petroleum Corp.	48,851	3,754,688
Apache Corp.	63,987	4,023,503
Ashland, Inc.	14,139	923,135
ATP Oil & Gas Corp. (a)	5,038	121,567
Berry Petroleum Co. Class A	3,951	244,606
Bill Barrett Corp.	2,963	92,742
BP Prudhoe Bay Royalty Trust (d)	4,643	280,716
Brigham Exploration Co. (a)	18,871	178,331
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - continued
Oil & Gas - continued
Buckeye Partners LP	5,644	$ 247,828
Burlington Resources, Inc.	78,194	3,880,768
Cabot Oil & Gas Corp.	9,956	557,436
Callon Petroleum Co. (a)	3,030	48,389
Chesapeake Energy Corp.	51,707	1,121,525
ChevronTexaco Corp.	445,362	27,648,073
Cimarex Energy Co. (a)(d)	6,260	254,594
Clayton Williams Energy, Inc. (a)	2,180	68,888
Comstock Resources, Inc. (a)	13,659	375,623
ConocoPhillips	131,427	14,573,940
Cross Timbers Royalty Trust	2,669	120,772
Crosstex Energy, Inc.	4,684	194,386
Delta Petroleum Corp. (a)(d)	14,446	223,480
Denbury Resources, Inc. (a)	11,775	399,997
Devon Energy Corp.	91,730	4,292,047
Dorchester Minerals LP	4,673	107,526
El Paso Corp.	142,123	1,752,377
Enbridge Energy Management LLC (d)	1,847	97,946
Encore Acquisition Co. (a)	7,052	300,063
Energy Partners Ltd. (a)	5,816	150,344
Enterprise Products Partners LP (d)	15,186	405,770
EOG Resources, Inc.	23,551	2,145,967
Exxon Mobil Corp.	1,360,356	86,124,082
Forest Oil Corp. (a)	10,749	429,960
Frontier Oil Corp.	4,809	154,177
FX Energy, Inc. (a)(d)	12,906	164,939
General Maritime Corp. (a)	10,799	556,041
Giant Industries, Inc. (a)	7,923	250,842
GSV, Inc. (a)(d)	980	147
Harken Energy Corp. (a)	1,536	753
Harvest Natural Resources, Inc. (a)(d)	15,657	196,495
Holly Corp.	9,526	359,130
Houston Exploration Co. (a)	4,555	263,735
Hugoton Royalty Trust (d)	6,529	200,049
Kaneb Services LLC	900	38,772
KCS Energy, Inc. (a)	6,641	114,026
Kerr-McGee Corp.	26,402	2,050,379
KFX, Inc. (a)(d)	8,958	152,286
Kinder Morgan Management LLC	9,110	391,001
Kinder Morgan, Inc.	22,308	1,788,432
Magellan Midstream Partners LP	3,043	184,558
Magnum Hunter Resources, Inc. (a)	28,226	472,221
Marathon Oil Corp.	75,784	3,587,615
Maritrans, Inc.	2,243	44,254
McMoRan Exploration Co. (a)(d)	3,291	68,255
Meridian Resource Corp. (a)	8,874	54,309
Mission Resources Corp. (a)	5,500	37,510
Murphy Oil Corp.	18,712	1,871,948
National Energy Group, Inc. (a)(d)	71	209
Newfield Exploration Co. (a)	11,259	835,981
Noble Energy, Inc. (d)	12,089	817,700

	Shares	Value (Note 1)
Occidental Petroleum Corp.	78,829	$ 5,539,314
OMI Corp.	18,037	377,514
Overseas Shipholding Group, Inc.	5,794	377,305
Pacific Energy Partners LP (d)	3,163	102,513
Patina Oil & Gas Corp.	14,044	565,411
Penn Virginia Corp.	4,000	195,360
Petroleum Development Corp. (a)	3,048	133,624
Pioneer Natural Resources Co.	29,762	1,255,064
Plains Exploration & Production Co. (a)	15,850	539,059
Pogo Producing Co.	10,963	532,911
Premcor, Inc.	18,302	1,004,414
Quicksilver Resources, Inc. (a)(d)	7,400	368,372
Range Resources Corp.	12,732	321,356
Remington Oil & Gas Corp. (a)	4,835	161,102
Resource America, Inc. Class A	2,300	90,850
Southwestern Energy Co. (a)	7,000	427,000
Spinnaker Exploration Co. (a)	4,627	165,924
St. Mary Land & Exploration Co.	5,600	284,928
Stone Energy Corp. (a)	5,142	258,283
Sunoco Logistics Partners LP (d)	2,343	98,172
Sunoco, Inc.	16,921	1,676,871
Swift Energy Co. (a)	9,607	261,214
Syntroleum Corp. (a)	1,600	18,296
TC Pipelines LP	3,233	127,671
TEPPCO Partners LP (d)	9,330	409,027
Tesoro Petroleum Corp. (a)	16,155	596,604
TransMontaigne, Inc. (a)	6,401	49,096
Ultra Petroleum Corp. (a)	15,448	870,495
Unocal Corp.	51,608	2,791,993
Valero Energy Corp.	55,796	3,974,907
Valero LP	2,200	136,774
Vintage Petroleum, Inc.	9,637	286,123
Western Gas Resources, Inc.	15,332	567,284
Whiting Petroleum Corp. New (a)	7,673	324,568
Williams Companies, Inc.	109,229	2,056,782
World Fuel Services Corp.	3,650	104,573
XTO Energy, Inc.	55,178	2,511,703
		201,086,371
TOTAL ENERGY		244,820,209
FINANCIALS - 20.9%
Capital Markets - 2.4%
A.G. Edwards, Inc.	17,600	758,736
Affiliated Managers Group, Inc. (a)	5,562	360,195
Ameritrade Holding Corp. (a)	71,450	759,514
Bank of New York Co., Inc.	163,387	4,942,457
Bear Stearns Companies, Inc.	20,581	2,047,810
BlackRock, Inc. Class A	2,436	189,058
Calamos Asset Management, Inc. Class A	9,049	256,630
Charles Schwab Corp.	233,113	2,447,687
E*TRADE Financial Corp. (a)	85,631	1,136,323
Eaton Vance Corp. (non-vtg.)	22,928	618,139
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Capital Markets - continued
Federated Investors, Inc. Class B (non-vtg.)	17,786	$ 525,398
Franklin Resources, Inc.	31,382	2,202,703
Gabelli Asset Management, Inc. Class A	600	26,556
Goldman Sachs Group, Inc.	85,872	9,342,874
Investment Technology Group, Inc. (a)	7,091	133,665
Investment Technology Group, Inc. contingent payment rights (a)	1,200	0
Investors Financial Services Corp.	13,954	699,374
Janus Capital Group, Inc.	48,898	686,039
JB Oxford Holdings, Inc. (a)(d)	1,310	2,974
Jefferies Group, Inc.	8,546	326,115
Knight Trading Group, Inc. (a)	31,740	332,000
LaBranche & Co., Inc. (a)	8,974	83,010
Legg Mason, Inc.	20,743	1,672,716
Lehman Brothers Holdings, Inc.	56,652	5,165,529
Mellon Financial Corp.	87,938	2,522,062
Merrill Lynch & Co., Inc.	181,076	10,607,432
Morgan Stanley	210,586	11,891,791
National Financial Partners Corp.	5,826	230,127
Northern Trust Corp.	39,246	1,658,144
Nuveen Investments, Inc. Class A	1,556	63,485
Olympic Cascade Financial Corp. (a)(d)	1,200	1,416
Paulson Capital Corp.	1,300	10,854
Piper Jaffray Companies (a)	2,772	109,633
Raymond James Financial, Inc.	14,380	438,015
SEI Investments Co.	17,228	636,747
Siebert Financial Corp. (a)	2,700	9,029
State Street Corp.	68,380	2,998,463
Stifel Financial Corp. (a)	1,333	28,660
SWS Group, Inc.	2,406	43,452
T. Rowe Price Group, Inc.	28,957	1,777,670
TradeStation Group, Inc. (a)	3,740	25,133
Waddell & Reed Financial, Inc. Class A	14,998	311,958
Westwood Holdings Group, Inc.	601	11,720
		68,091,293
Commercial Banks - 5.8%
1st Source Corp.	4,009	91,886
ABC Bancorp	5,300	113,950
Abigail Adams National Bancorp, Inc.	302	5,173
Alabama National Bancorp, Delaware	2,924	182,311
Amcore Financial, Inc.	3,800	108,034
American Pacific Bank of Oregon Class B (a)	880	10,006
AmSouth Bancorp.	67,778	1,693,094
Arrow Financial Corp.	1,427	39,556
Associated Banc-Corp.	20,485	656,749
BancFirst Corp.	820	57,802
BancorpSouth, Inc.	16,204	340,608
BancTrust Financial Group, Inc.	4,088	84,376
Bank of America Corp.	841,921	39,275,615

	Shares	Value (Note 1)
Bank of Granite Corp.	2,038	$ 37,968
Bank of Hawaii Corp.	12,701	578,150
Bank of the Ozarks, Inc.	1,836	63,342
Banknorth Group, Inc.	31,578	1,139,650
Banner Corp.	1,809	53,456
Bar Harbor Bankshares	2,825	79,665
Bay View Capital Corp.	461	7,514
BB&T Corp.	111,028	4,346,746
BOK Financial Corp.	5,283	214,331
Boston Private Financial Holdings, Inc.	4,669	126,063
Bryn Mawr Bank Corp.	1,800	38,754
BWC Financial Corp.	3,246	80,825
Camden National Corp.	1,270	44,183
Capital City Bank Group, Inc.	2,368	97,680
Capital Corp. of the West	1,041	47,324
Capitol Bancorp Ltd.	2,475	75,636
Cascade Bancorp	3,352	62,314
Cathay General Bancorp	9,016	324,937
Cavalry Bancorp, Inc. (d)	2,931	62,460
Center Bancorp, Inc. (d)	3,855	49,151
Central Coast Bancorp	2,539	53,014
Central Pacific Financial Corp.	9,098	325,708
Chemical Financial Corp.	8,561	284,225
Chittenden Corp.	8,261	219,577
Citizens Banking Corp.	6,600	203,478
City Holding Co.	3,000	93,390
City National Corp.	8,532	584,015
CoBiz, Inc.	11,206	224,120
Colonial Bancgroup, Inc.	27,837	567,040
Columbia Bancorp	1,731	55,496
Columbia Banking Systems, Inc.	2,866	68,211
Comerica, Inc.	32,596	1,860,580
Commerce Bancorp, Inc., New Jersey (d)	16,194	992,368
Commerce Bancshares, Inc.	12,071	569,872
Commercial Bankshares, Inc.	2,566	102,897
Commercial National Financial Corp., Pennsylvania	2,005	46,157
Community Bank of Northern Virginia (d)	2,404	48,056
Community Bank System, Inc.	8,054	188,947
Community Banks, Inc. (d)	1,720	44,892
Community Capital Corp.	420	9,845
Community Trust Bancorp, Inc.	1,882	56,121
Compass Bancshares, Inc.	22,250	1,010,373
Cullen/Frost Bankers, Inc.	9,151	425,338
CVB Financial Corp.	11,458	214,265
East West Bancorp, Inc.	10,375	373,085
Eastern Virgina Bankshares, Inc.	800	17,640
Exchange National Bancshares, Inc. (d)	1,200	34,476
Farmers Capital Bank Corp.	1,141	40,357
Fidelity Southern Corp.	2,900	51,040
Fifth Third Bancorp	103,867	4,650,126
Financial Institutions, Inc.	1,679	36,031
First Bancorp, North Carolina	2,256	56,242
First Bancorp, Puerto Rico	9,132	429,752
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Commercial Banks - continued
First Charter Corp.	12,660	$ 298,776
First Citizen Bancshares, Inc.	1,629	240,750
First Commonwealth Financial Corp.	20,769	294,712
First Community Bancorp, California	2,500	107,975
First Financial Bancorp, Ohio	7,077	128,306
First Financial Bankshares, Inc.	1,829	82,232
First Financial Corp., Indiana	1,612	51,568
First Horizon National Corp.	22,251	946,780
First Indiana Corp.	1,970	49,644
First M&F Corp.	1,057	36,308
First Merchants Corp.	10,146	268,057
First Midwest Bancorp, Inc., Delaware	12,449	424,884
First Oak Brook Bancshares, Inc.	1,645	49,284
First Republic Bank, California	6,292	334,105
First State Bancorp.	3,992	141,476
First United Corp.	2,940	59,359
FirstMerit Corp.	17,918	466,406
Flag Financial Corp. (d)	3,365	51,989
FNB Corp., North Carolina	2,400	48,360
FNB Corp., Pennsylvania	14,487	275,688
FNB Corp., Virginia	1,239	32,474
FNB Financial Services Corp.	3,533	79,175
Foothill Independent Bancorp	3,635	90,475
Frontier Financial Corp., Washington	8,259	323,009
Fulton Financial Corp.	22,169	475,303
Glacier Bancorp, Inc.	10,202	322,995
Gold Banc Corp., Inc.	5,188	73,721
Great Southern Bancorp, Inc.	6,638	223,568
Greater Bay Bancorp	14,848	376,100
Greater Community Bancorp	2,836	45,660
Hancock Holding Co.	5,700	174,762
Hanmi Financial Corp.	16,972	300,235
Harleysville National Corp., Pennsylvania	6,055	142,898
Heritage Commerce Corp. (a)	1,957	35,539
HF Financial Corp.	2,423	51,755
Hibernia Corp. Class A	29,490	757,008
Hudson United Bancorp	12,882	456,538
Huntington Bancshares, Inc.	37,656	848,013
IBERIABANK Corp.	2,000	117,680
Independent Bank Corp., Massachusetts	2,103	62,060
Independent Bank Corp., Michigan	4,791	145,071
Integra Bank Corp.	5,300	117,342
Interchange Financial Services Corp.	7,800	136,188
International Bancshares Corp.	8,542	311,527
Irwin Financial Corp.	5,100	115,872
KeyCorp	81,018	2,673,594
Leesport Financial Corp.	1,212	28,603
LSB Bancshares, Inc.	2,300	39,744
M&T Bank Corp.	15,780	1,562,378
Main Street Banks, Inc.	4,100	131,200
Marshall & Ilsley Corp.	38,425	1,555,828

	Shares	Value (Note 1)
MB Financial, Inc.	7,698	$ 312,616
Mercantile Bankshares Corp.	14,531	706,352
Merchants Bancshares, Inc.	1,800	47,772
Mid-State Bancshares	3,712	98,257
Midsouth Bancorp, Inc.	2,327	64,039
Midwest Banc Holdings, Inc.	3,643	76,394
Nara Bancorp, Inc.	1,600	31,232
National City Corp.	116,548	4,168,922
National Penn Bancshares, Inc.	12,704	327,255
NBT Bancorp, Inc.	10,179	238,698
North Fork Bancorp, Inc., New York	91,356	2,631,966
North Valley Bancorp	4,421	86,652
Northern States Financial Corp.	1,100	31,163
Northrim Bancorp, Inc.	2,594	62,023
Northway Financial, Inc.	400	14,164
Old National Bancorp	15,482	320,168
Old Second Bancorp, Inc.	3,608	118,054
Omega Financial Corp.	2,947	93,243
Oriental Financial Group, Inc.	3,582	95,747
Pacific Capital Bancorp	7,644	214,414
Park National Corp.	3,102	367,618
Peoples Bancorp, Inc.	1,390	36,210
Peoples Financial Corp., Mississippi	2,598	48,063
Peoples Holding Co.	2,040	64,994
PNC Financial Services Group, Inc.	55,118	2,901,412
Popular, Inc.	56,381	1,493,533
Princeton National Bancorp, Inc.	2,475	75,240
PrivateBancorp, Inc.	2,164	70,330
Prosperity Bancshares, Inc.	3,292	90,892
Provident Bankshares Corp.	6,659	222,477
Regions Financial Corp. New	94,629	3,052,732
Republic Bancorp, Inc.	11,883	172,898
Republic Bancorp, Inc., Kentucky Class A	3,374	88,163
Riggs National Corp.	7,400	143,190
Royal Bancshares of Pennsylvania, Inc. Class A	2,456	60,712
S&T Bancorp, Inc.	4,720	175,348
S.Y. Bancorp, Inc.	2,079	52,037
Sandy Spring Bancorp, Inc.	1,482	48,624
Seacoast Banking Corp., Florida	4,400	87,120
Shore Bancshares, Inc.	1,921	64,834
Silicon Valley Bancshares (a)	6,600	289,212
Simmons First National Corp. Class A	1,653	42,978
Sky Financial Group, Inc.	21,533	599,048
South Financial Group, Inc.	16,318	500,963
Southwest Bancorp of Texas, Inc.	15,378	292,951
State Bancorp, Inc., New York	3,087	81,744
Sterling Bancorp, New York	2,623	64,945
Sterling Bancshares, Inc.	6,070	88,561
Sterling Financial Corp., Pennsylvania	4,625	121,776
Suffolk Bancorp	1,444	48,663
Summit Bancshares, Inc.	2,938	55,264
Summit Financial Corp. (d)	1,785	40,055
Sun Bancorp, Inc., New Jersey	2,617	64,117
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Commercial Banks - continued
SunTrust Banks, Inc.	72,344	$ 5,240,599
Susquehanna Bancshares, Inc., Pennsylvania	7,829	192,907
SVB Financial Services, Inc.	381	7,849
Synovus Financial Corp.	51,148	1,389,180
TCF Financial Corp.	30,111	832,569
Texas Capital Bancshares, Inc. (a)	11,132	263,828
Texas Regional Bancshares, Inc. Class A	9,972	297,265
TIB Financial Corp.	900	22,950
Tompkins Trustco, Inc.	1,098	46,863
Trico Bancshares	2,400	48,288
Trustco Bank Corp., New York	15,309	183,861
Trustmark Corp.	9,000	247,680
U.S. Bancorp, Delaware	389,301	11,581,705
UCBH Holdings, Inc.	9,842	407,360
UMB Financial Corp.	5,486	309,081
Umpqua Holdings Corp.	12,788	305,761
Union Bankshares Corp.	1,262	45,672
UnionBanCal Corp.	8,924	552,396
United Bankshares, Inc., West Virginia	9,703	330,678
United Community Banks, Inc., Georgia	5,100	126,990
Unizan Financial Corp.	2,881	68,136
USB Holding Co., Inc.	2,803	62,675
Vail Banks, Inc.	500	6,625
Valley National Bancorp	18,354	477,020
Wachovia Corp.	332,008	17,599,744
Washington Banking Co., Oak Harbor	3,282	60,323
Washington Trust Bancorp, Inc.	2,572	72,505
Wells Fargo & Co.	348,184	20,675,166
WesBanco, Inc.	2,250	60,503
West Coast Bancorp, Oregon	3,534	86,936
Westamerica Bancorp.	8,154	424,742
Westbank Corp.	1,365	24,981
Westcorp	6,678	302,180
Whitney Holding Corp.	10,116	448,139
Wilmington Trust Corp., Delaware	12,319	417,491
Wintrust Financial Corp.	4,350	233,421
Yardville National Bancorp	1,968	63,055
Zions Bancorp	16,161	1,068,242
		166,220,218
Consumer Finance - 1.1%
ACE Cash Express, Inc. (a)	5,157	130,472
Advance America Cash Advance Centers, Inc.	4,287	87,155
Advanta Corp. Class A	2,600	57,278
American Express Co.	234,132	12,678,248
AmeriCredit Corp. (a)	32,079	755,781
Capital One Financial Corp.	49,553	3,799,724
Cash America International, Inc.	11,063	320,938
CompuCredit Corp. (a)	7,490	224,101
Consumer Portfolio Services, Inc. (a)	2,400	12,576

	Shares	Value (Note 1)
Credit Acceptance Corp. (a)	4,532	$ 103,556
Equitex, Inc. (a)	517	1,716
Equitex, Inc.:
Class A warrants 2/7/10 (a)	258	139
Class B warrants 2/7/10 (a)	258	0
First Cash Financial Services, Inc. (a)	4,887	118,119
First Marblehead Corp. (a)	6,528	454,022
MBNA Corp.	234,634	5,952,665
Metris Companies, Inc.	8,652	101,748
MoneyGram International, Inc.	17,593	362,064
Nelnet, Inc. Class A (a)	4,052	138,133
Providian Financial Corp. (a)	64,513	1,106,398
Rewards Network, Inc. (a)	2,360	12,602
SLM Corp.	88,247	4,306,454
Student Loan Corp.	496	97,861
United Panam Financial Corp. (a)	2,332	45,357
WFS Financial, Inc. (a)	375	18,866
World Acceptance Corp. (a)	3,244	88,561
		30,974,534
Diversified Financial Services - 3.1%
Alliance Capital Management Holding LP	3,525	165,781
CapitalSource, Inc. (a)	12,995	298,885
Chicago Mercantile Exchange Holdings, Inc. Class A	5,779	1,194,057
CIT Group, Inc.	43,631	1,760,511
Citigroup, Inc.	1,073,348	51,220,167
Encore Capital Group, Inc. (a)	9,436	193,532
eSpeed, Inc. Class A (a)	4,755	42,700
Financial Federal Corp.	3,300	112,464
Finova Group, Inc. (a)	3,400	326
First Albany Companies, Inc.	1,530	13,831
GATX Corp.	12,724	381,466
Imperial Credit Industries, Inc. warrants 1/31/08 (a)	89	0
Instinet Group, Inc. (a)	21,989	132,924
J.P. Morgan Chase & Co.	742,754	27,147,659
Leucadia National Corp.	16,276	545,409
Medallion Financial Corp.	100	910
MicroFinancial, Inc.	100	492
Moody's Corp.	24,387	2,046,313
Nasdaq Stock Market, Inc. (a)	15,000	158,100
Navidec Financial Services, Inc.	346	0
Principal Financial Group, Inc.	64,080	2,500,402
Starbiz Corp. (a)(f)	3	0
		87,915,929
Insurance - 4.4%
21st Century Holding Co. (d)	1,244	16,321
21st Century Insurance Group	12,491	176,623
AFLAC, Inc.	102,074	3,912,496
Alfa Corp.	13,600	196,248
Allmerica Financial Corp. (a)	10,400	372,320
Allstate Corp.	141,006	7,569,202
AMBAC Financial Group, Inc.	20,580	1,600,712
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Insurance - continued
American Equity Investment Life Holding Co. (d)	6,025	$ 65,733
American Financial Group, Inc., Ohio	12,444	379,418
American Independence Corp. (a)	587	8,312
American International Group, Inc.	475,256	31,747,101
American National Insurance Co.	4,651	507,610
American Physicians Capital, Inc. (a)	2,003	73,089
AmerUs Group Co.	8,791	423,111
Aon Corp.	53,518	1,311,726
Arch Capital Group Ltd. (a)	8,084	335,324
Argonaut Group, Inc. (a)	3,000	70,470
Arthur J. Gallagher & Co.	20,136	601,261
Assurant, Inc.	24,985	859,484
Atlantic American Corp. (a)	100	301
Baldwin & Lyons, Inc. Class B	3,450	87,734
Berkshire Hathaway, Inc. Class A (a)	214	19,302,800
Bristol West Holdings, Inc.	11,187	189,060
Brown & Brown, Inc.	12,690	588,816
Ceres Group, Inc. (a)	9,011	48,299
Cincinnati Financial Corp.	29,352	1,312,915
Citizens Financial Corp., Kentucky (a)	200	2,000
Citizens, Inc. Class A (d)	8,022	44,923
Clark, Inc.	1,340	23,410
CNA Financial Corp. (a)	5,284	152,021
CNA Surety Corp. (a)	8,543	117,893
Commerce Group, Inc., Massachusetts	6,917	471,670
Conseco, Inc. (a)	31,533	596,604
Crawford & Co. Class B (d)	10,194	71,256
Danielson Holding Corp. (a)	10,500	170,520
Delphi Financial Group, Inc. Class A	4,410	196,598
Donegal Group, Inc. Class B	2,024	44,730
EMC Insurance Group	2,920	56,590
Erie Indemnity Co. Class A	3,833	196,748
FBL Financial Group, Inc. Class A	4,209	115,116
Fidelity National Financial, Inc.	30,229	1,337,331
First Acceptance Corp. (a)	3,950	40,804
First American Corp., California	15,664	572,519
FPIC Insurance Group, Inc. (a)(d)	1,648	56,988
Gainsco, Inc. (a)	1,500	2,400
Genworth Financial, Inc. Class A	30,555	860,429
Great American Financial Resources, Inc.	3,327	55,461
Harleysville Group, Inc.	3,500	74,130
Hartford Financial Services Group, Inc.	58,095	4,179,935
HCC Insurance Holdings, Inc.	14,193	532,238
Hilb Rogal & Hobbs Co.	6,901	236,773
Horace Mann Educators Corp.	18,001	337,699
Independence Holding Co.	2,448	48,054
Infinity Property & Casualty Corp.	3,044	97,804
Investors Title Co.	1,058	41,061

	Shares	Value (Note 1)
Jefferson-Pilot Corp.	25,944	$ 1,270,218
Kansas City Life Insurance Co.	1,100	52,525
LandAmerica Financial Group, Inc.	2,238	122,508
Lincoln National Corp.	32,470	1,521,220
Loews Corp.	24,679	1,759,119
Markel Corp. (a)	2,174	777,205
Marsh & McLennan Companies, Inc.	104,382	3,408,072
MBIA, Inc.	27,892	1,634,471
Meadowbrook Insurance Group, Inc. (a)	600	3,240
Mercury General Corp.	4,395	241,110
MetLife, Inc.	83,359	3,421,053
National Security Group, Inc.	1,645	31,913
National Western Life Insurance Co. Class A (a)	488	85,034
Nationwide Financial Services, Inc. Class A (sub. vtg.)	12,944	476,339
Navigators Group, Inc. (a)	2,148	64,440
Nymagic, Inc. (d)	2,556	58,532
Odyssey Re Holdings Corp. (d)	5,220	131,857
Ohio Casualty Corp. (a)	13,939	336,348
Old Republic International Corp.	28,403	681,388
Penn Treaty American Corp. (a)	600	1,278
Philadelphia Consolidated Holding Corp. (a)	2,928	222,469
Phoenix Companies, Inc. (d)	13,700	175,634
PMA Capital Corp. Class A (a)	5,400	48,870
Presidential Life Corp.	5,318	82,482
ProAssurance Corp. (a)	5,253	212,747
Progressive Corp.	36,851	3,209,722
Protective Life Corp.	10,835	432,967
Prudential Financial, Inc.	106,439	6,067,023
Reinsurance Group of America, Inc.	9,962	454,765
RLI Corp.	4,000	173,200
RTW, Inc. (a)	1,450	15,298
SAFECO Corp.	29,937	1,427,696
Safety Insurance Group, Inc.	3,129	115,992
SCPIE Holding, Inc. (a)	2,045	22,434
Selective Insurance Group, Inc.	4,500	207,045
St. Paul Travelers Companies, Inc.	139,055	5,328,588
StanCorp Financial Group, Inc.	6,395	556,941
State Auto Financial Corp.	6,061	169,284
Stewart Information Services Corp.	4,850	193,952
The Chubb Corp.	37,611	2,975,406
The Midland Co.	3,869	119,513
Torchmark Corp.	19,312	1,006,348
Transatlantic Holdings, Inc.	4,213	282,692
Triad Guaranty, Inc. (a)	2,250	118,193
UICI	7,000	191,940
Unico American Corp. (a)	3,435	31,465
United Fire & Casualty Co.	3,976	126,318
United Trust Group, Inc. (a)	300	1,560
Unitrin, Inc.	12,000	562,560
Universal American Financial Corp. (a)	11,700	184,041
UnumProvident Corp.	63,866	1,080,613
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Insurance - continued
USI Holdings Corp. (a)	8,771	$ 100,428
Vesta Insurance Group, Inc. (a)	2,600	8,840
W.R. Berkley Corp.	13,186	677,233
White Mountains Insurance Group Ltd.	1,903	1,243,611
Zenith National Insurance Corp. (d)	3,728	188,749
		126,584,680
Real Estate - 2.2%
Aames Investment Corp. Maryland	17,394	157,242
Acadia Realty Trust (SBI)	9,120	145,008
Affordable Residential Communties, Inc.	13,684	165,576
Agree Realty Corp.	1,490	40,901
Alexanders, Inc. (a)	542	129,592
Alexandria Real Estate Equities, Inc.	4,919	329,475
AMB Property Corp. (SBI)	15,139	587,696
AMEN Properties, Inc. (a)	75	401
American Financial Realty Trust (SBI)	26,856	393,709
American Home Mortgage Investment Corp.	7,560	235,494
American Land Lease, Inc.	3,001	69,023
American Mortgage Acceptance Co.	1,588	26,805
American Real Estate Partners LP (a)	2,991	87,487
AmeriVest Properties, Inc.	4,569	28,785
AMLI Residential Properties Trust (SBI)	3,247	89,682
Annaly Mortgage Management, Inc. (d)	26,626	509,888
Anthracite Capital, Inc.	8,614	102,851
Anworth Mortgage Asset Corp.	4,800	46,464
Apartment Investment & Management Co. Class A	18,017	689,330
Archstone-Smith Trust	35,845	1,212,636
Arden Realty, Inc.	17,080	586,698
Associated Estates Realty Corp.	7,843	77,332
AvalonBay Communities, Inc.	15,854	1,101,853
Bedford Property Investors, Inc.	6,035	140,676
BioMed Realty Trust, Inc.	16,039	352,216
BNP Residential Properties, Inc.	3,537	56,981
Boston Properties, Inc.	18,880	1,129,024
Boykin Lodging Co. (a)	6,069	58,202
Brandywine Realty Trust (SBI)	11,122	329,100
BRE Properties, Inc. Class A	10,848	425,242
BRT Realty Trust	4,566	109,356
Camden Property Trust (SBI)	9,527	442,053
Capital Automotive REIT (SBI)	13,604	453,013
Capstead Mortgage Corp. (d)	2,634	24,918
CarrAmerica Realty Corp.	9,400	293,750
Catellus Development Corp.	18,301	505,291
CB Richard Ellis Group, Inc. Class A	13,270	478,782
CBL & Associates Properties, Inc.	6,329	471,574
CenterPoint Properties Trust (SBI)	10,402	455,192
Colonial Properties Trust (SBI)	6,567	238,973
Commercial Net Lease Realty, Inc.	18,845	355,605
Consolidated-Tomoka Land Co.	2,369	104,354

	Shares	Value (Note 1)
Cornerstone Realty Income Trust, Inc.	16,814	$ 157,883
Corporate Office Properties Trust (SBI)	6,900	182,505
Correctional Properties Trust	2,637	69,300
Cousins Properties, Inc.	6,869	186,356
Crescent Real Estate Equities Co.	31,701	516,726
Criimi Mae, Inc. (a)	3,384	66,969
CRT Properties, Inc.	6,200	140,244
Developers Diversified Realty Corp.	20,494	857,264
Duke Realty Corp.	34,426	1,090,616
Eastgroup Properties, Inc.	6,213	240,692
Education Realty Trust, Inc.	665	11,239
Entertainment Properties Trust (SBI)	7,556	309,796
Equity Inns, Inc.	10,932	122,110
Equity Lifestyle Properties, Inc.	4,988	167,597
Equity Office Properties Trust	89,125	2,688,901
Equity One, Inc.	12,267	253,559
Equity Residential (SBI)	62,957	2,065,619
Essex Property Trust, Inc.	4,200	302,736
Federal Realty Investment Trust (SBI)	9,079	455,675
FelCor Lodging Trust, Inc. (a)	7,268	91,141
Fieldstone Investment Corp. (d)	8,500	127,500
First Industrial Realty Trust, Inc.	7,500	311,925
First Union Real Estate Equity & Mortgage Investments (SBI) (a)(d)	983	4,207
Forest City Enterprises, Inc. Class A	8,713	551,969
Friedman, Billings, Ramsey Group, Inc. Class A (d)	28,926	536,577
Gables Residential Trust (SBI)	5,800	204,044
General Growth Properties, Inc.	43,876	1,531,272
Getty Realty Corp.	7,503	201,305
Gladstone Commercial Corp.	900	14,931
Glenborough Realty Trust, Inc.	8,600	169,678
Glimcher Realty Trust	6,287	161,702
Global Signal, Inc.	2,222	64,105
GMH Communities Trust	18,812	226,120
Health Care Property Investors, Inc.	25,580	644,616
Health Care REIT, Inc.	10,591	363,271
Healthcare Realty Trust, Inc.	13,961	513,765
Heritage Property Investment Trust, Inc. (d)	7,067	216,604
Highland Hospitality Corp.	6,812	69,142
Highwoods Properties, Inc. (SBI)	11,942	307,984
Home Properties of New York, Inc.	7,166	289,721
HomeBanc Mortgage Corp., Georgia	25,009	241,837
Hospitality Properties Trust (SBI)	14,014	581,161
Host Marriott Corp.	67,196	1,073,792
HRPT Properties Trust (SBI)	37,556	476,210
Impac Mortgage Holdings, Inc.	14,479	278,721
Inland Real Estate Corp.	10,753	173,123
Innkeepers USA Trust (SBI)	6,459	86,228
Investors Real Estate Trust	10,700	105,716
iStar Financial, Inc.	18,806	799,067
Jones Lang LaSalle, Inc. (a)	5,250	225,593
Kilroy Realty Corp.	4,374	184,627
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Real Estate - continued
Kimco Realty Corp.	16,801	$ 892,301
Kramont Realty Trust	7,200	167,832
LaSalle Hotel Properties (SBI)	5,338	160,887
Lexington Corporate Properties Trust	9,054	199,369
Liberty Property Trust (SBI)	16,295	675,591
LTC Properties, Inc.	5,854	105,489
Luminent Mortgage Capital, Inc.	15,498	175,902
Mack-Cali Realty Corp.	10,481	463,260
Maguire Properties, Inc.	6,425	168,014
MeriStar Hospitality Corp. (a)	38,369	281,628
MFA Mortgage Investments, Inc.	22,926	193,725
Mid-America Apartment Communities, Inc.	2,881	108,210
Mission West Properties, Inc.	6,896	74,753
Monmouth Real Estate Investment Corp. Class A	5,400	45,900
MortgageIT Holdings, Inc.	12,406	214,004
National Health Investors, Inc.	8,489	220,544
National Health Realty, Inc.	5,083	92,561
Nationwide Health Properties, Inc.	15,314	316,847
New Century Financial Corp.	8,962	454,553
New Plan Excel Realty Trust	21,703	567,750
Newcastle Investment Corp.	5,200	160,368
Novastar Financial, Inc. (d)	5,208	185,353
Omega Healthcare Investors, Inc.	6,224	71,576
One Liberty Properties, Inc.	3,094	59,157
Pan Pacific Retail Properties, Inc.	7,472	434,497
Parkway Properties, Inc.	2,300	108,169
Pennsylvania Real Estate Investment Trust (SBI)	5,741	233,085
Plum Creek Timber Co., Inc.	33,196	1,246,510
Post Properties, Inc.	13,012	419,637
Prentiss Properties Trust (SBI)	10,789	378,586
Prime Group Realty Trust (SBI) (a)	3,749	26,468
ProLogis	34,303	1,363,887
PS Business Parks, Inc.	5,673	235,430
Public Storage, Inc.	19,350	1,055,736
RAIT Investment Trust (SBI)	3,700	99,345
Ramco-Gershenson Properties Trust (SBI)	5,200	147,160
Rayonier, Inc.	7,996	383,808
Realty Income Corp.	14,132	332,385
Reckson Associates Realty Corp.	15,684	479,146
Redwood Trust, Inc.	3,700	210,678
Regency Centers Corp.	9,300	474,300
Saul Centers, Inc.	2,530	87,285
Saxon Capital, Inc.	9,373	168,339
Senior Housing Properties Trust (SBI)	10,720	192,102
Shurgard Storage Centers, Inc. Class A	11,331	450,294
Simon Property Group, Inc.	42,485	2,632,371
Sizeler Property Investors, Inc. (d)	6,129	73,548
SL Green Realty Corp. (d)	7,936	447,432

	Shares	Value (Note 1)
Sovran Self Storage, Inc.	3,400	$ 139,162
Spirit Finance Corp.	5,987	66,336
Strategic Hotel Capital, Inc.	16,527	271,539
Summit Properties, Inc.	5,258	165,101
Sun Communities, Inc.	4,061	142,297
Sunstone Hotel Investors, Inc.	12,888	286,758
Tanger Factory Outlet Centers, Inc.	5,800	138,330
Taubman Centers, Inc.	12,222	350,283
Tejon Ranch Co. (a)	2,241	110,369
The Macerich Co.	14,041	803,286
The Mills Corp.	10,552	569,808
The St. Joe Co.	15,219	1,105,660
Thornburg Mortgage, Inc. (SBI) (d)	16,119	462,132
Town & Country Trust (d)	5,100	135,762
Trammell Crow Co. (a)	6,244	120,821
Transcontinental Realty Investors, Inc. (a)(d)	600	9,366
Trizec Properties, Inc.	24,700	443,365
Trustreet Properties, Inc.	10,492	185,708
U-Store-It Trust	3,335	54,794
United Capital Corp. (a)	1,894	46,668
United Dominion Realty Trust, Inc. (SBI)	25,601	565,782
United Mobile Homes, Inc.	4,571	68,519
Universal Health Realty Income Trust (SBI)	5,117	153,817
Urstadt Biddle Properties, Inc.	365	5,840
Urstadt Biddle Properties, Inc. Class A	7,415	120,420
Ventas, Inc.	16,496	425,927
Vornado Operating Co. (a)(d)	60	165
Vornado Realty Trust	21,448	1,473,478
W.P. Carey & Co. LLC	6,483	219,255
Washington Real Estate Investment Trust (SBI)	11,409	333,143
Weingarten Realty Investors (SBI)	19,550	720,027
Winston Hotels, Inc.	7,079	78,931
		61,460,292
Thrifts & Mortgage Finance - 1.9%
Accredited Home Lenders Holding Co. (a)	2,591	103,692
Anchor BanCorp Wisconsin, Inc.	2,375	65,289
Astoria Financial Corp.	12,150	456,597
Bank Mutual Corp.	15,096	182,511
BankAtlantic Bancorp, Inc. Class A (non-vtg.)	9,000	162,090
BankUnited Financial Corp. Class A (a)	5,100	144,330
BCSB Bankcorp, Inc.	3,011	48,477
Berkshire Hills Bancorp, Inc.	1,240	43,189
Brookline Bancorp, Inc., Delaware	10,845	164,627
Camco Financial Corp.	404	6,060
Capital Crossing Bank (a)	2,000	61,200
Capitol Federal Financial	4,232	154,341
CFS Bancorp, Inc.	800	11,360
Charter Financial Corp., Georgia	517	18,710
Charter Municipal Mortgage Acceptance Co.	12,910	282,858
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Citizens First Financial Corp.	600	$ 19,992
Citizens South Banking Corp.	3,732	50,270
City Bank Lynnwood	1,594	51,438
Clifton Savings Bancorp, Inc.	14,601	169,956
Coastal Financial Corp.	7,310	110,966
Commercial Capital Bancorp, Inc.	7,048	152,237
Commercial Federal Corp.	6,450	176,279
Corus Bankshares, Inc.	5,600	276,920
Countrywide Financial Corp.	115,435	4,011,366
Dime Community Bancshares, Inc.	7,725	120,587
Doral Financial Corp.	18,000	713,880
Downey Financial Corp.	3,038	190,331
E-Loan, Inc. (a)	6,026	19,223
ESB Financial Corp. (d)	4,025	55,545
Fannie Mae	199,748	11,677,268
Farmer Mac Class A (multi-vtg.)	700	10,878
Fidelity Bankshares, Inc.	6,982	179,717
First Busey Corp. (d)	2,641	53,348
First Defiance Financial Corp.	3,067	85,907
First Financial Holdings, Inc.	3,500	101,115
First Financial Service Corp.	1,846	48,587
First Niagara Financial Group, Inc.	33,807	462,818
First Place Financial Corp.	3,046	60,646
FirstFed Financial Corp., Delaware (a)	3,873	197,910
Flagstar Bancorp, Inc.	7,834	160,989
Flushing Financial Corp.	3,135	56,430
Franklin Bank Corp. (a)	10,118	165,429
Freddie Mac	141,275	8,759,050
Fremont General Corp.	11,400	286,596
Golden West Financial Corp., Delaware	61,194	3,787,297
Greater Delaware Valley Savings Bank	1,542	49,421
Guaranty Federal Bancshares, Inc.	900	21,006
Harbor Florida Bancshares, Inc.	4,705	159,688
Heritage Financial Corp., Washington	1,300	28,093
Hingham Institution for Savings	1,466	62,673
Home City Financial Corp.	800	12,160
Home Federal Bancorp	2,206	55,812
Horizon Financial Corp.	4,727	99,267
Hudson City Bancorp, Inc.	17,048	634,186
Independence Community Bank Corp.	14,140	562,913
IndyMac Bancorp, Inc.	13,431	483,382
ITLA Capital Corp. (a)	900	44,892
KNBT Bancorp, Inc.	11,351	183,886
MAF Bancorp., Inc.	6,431	280,327
MASSBANK Corp.	742	27,559
MGIC Investment Corp.	18,330	1,150,024
NASB Financial, Inc.	1,172	49,247
NetBank, Inc.	7,793	69,825
New York Community Bancorp, Inc.	45,161	829,156
NewAlliance Bancshares, Inc.	28,814	412,040
NewMil Bancorp, Inc.	2,298	67,354

	Shares	Value (Note 1)
Northwest Bancorp, Inc.	6,200	$ 132,990
OceanFirst Financial Corp.	5,699	132,502
Ocwen Financial Corp. (a)(d)	13,732	109,993
Pacific Premier Bancorp, Inc. (a)	40	485
Pamrapo Bancorp, Inc.	2,741	63,207
Parkvale Financial Corp.	500	14,785
Partners Trust Financial Group, Inc.	15,509	172,770
People's Bank, Connecticut	15,900	607,380
Peoples Bancorp, Auburn	300	6,360
PFF Bancorp, Inc.	1,618	68,118
PFS Bancorp, Inc.	100	1,709
PHSB Financial Corp.	2,027	54,303
Provident Bancorp, Inc., Delaware	7,401	95,177
Provident Financial Holdings, Inc.	1,350	37,962
Provident Financial Services, Inc.	13,171	234,707
PVF Capital Corp.	3,712	50,298
R&G Financial Corp. Class B	5,100	185,232
Radian Group, Inc.	17,444	843,069
Riverview Bancorp, Inc.	2,352	50,189
Sovereign Bancorp, Inc.	74,963	1,719,651
Sterling Financial Corp., Washington	6,824	260,131
TF Financial Corp.	1,583	50,040
The PMI Group, Inc.	17,899	720,435
Timberland Bancorp, Inc.	2,452	57,132
Union Community Bancorp	658	12,173
United Community Financial Corp., Ohio	5,530	61,936
W Holding Co., Inc.	28,060	323,532
Washington Federal, Inc.	14,777	350,954
Washington Mutual, Inc.	177,590	7,451,676
Webster Financial Corp.	8,895	389,601
Westfield Financial, Inc.	2,266	55,970
Willow Grove Bancorp, Inc.	4,146	70,731
WSFS Financial Corp.	2,374	136,719
		53,923,134
TOTAL FINANCIALS		595,170,080
HEALTH CARE - 12.6%
Biotechnology - 1.7%
Aastrom Biosciences, Inc. (a)(d)	1,900	4,807
Abgenix, Inc. (a)	20,350	168,091
Affymetrix, Inc. (a)	12,000	512,760
Albany Molecular Research, Inc. (a)	4,800	47,040
Alexion Pharmaceuticals, Inc. (a)	2,900	67,715
Alkermes, Inc. (a)	15,049	175,772
Alliance Pharmaceutical Corp. (a)	300	66
Amgen, Inc. (a)	265,486	16,356,592
Amylin Pharmaceuticals, Inc. (a)	19,067	408,415
Aphton Corp. (a)(d)	3,000	4,140
Applera Corp.:
- Applied Biosystems Group	44,853	921,281
- Celera Genomics Group (a)	18,037	200,391
Arena Pharmaceuticals, Inc. (a)	5,200	27,820
ARIAD Pharmaceuticals, Inc. (a)	6,185	38,718
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Biotechnology - continued
ArQule, Inc. (a)	3,400	$ 17,000
Array Biopharma, Inc. (a)	21,015	176,946
Avant Immunotherapeutics, Inc. (a)	2,169	3,644
AVI BioPharma, Inc. (a)(d)	2,700	6,993
Avigen, Inc. (a)	1,600	4,576
Axonyx, Inc. (a)(d)	22,314	36,818
BioCryst Pharmaceuticals, Inc. (a)	1,700	9,996
Biogen Idec, Inc. (a)	69,514	2,686,716
BioMarin Pharmaceutical, Inc. (a)	7,248	38,922
Biopure Corp. Class A (a)(d)	5,446	2,069
BioSource International, Inc. (a)	2,633	15,798
BioSphere Medical, Inc. (a)	800	3,328
BioTime, Inc. (a)(d)	400	476
Caliper Life Sciences, Inc. (a)	4,716	34,144
Celgene Corp. (a)	35,262	965,297
Cell Genesys, Inc. (a)(d)	5,600	33,712
Cell Therapeutics, Inc. (a)	4,949	48,896
Cephalon, Inc. (a)	14,328	703,075
Cepheid, Inc. (a)	4,999	54,389
Charles River Laboratories International, Inc. (a)	14,251	656,971
Chiron Corp. (a)	22,529	801,582
Ciphergen Biosystems, Inc. (a)	2,209	6,848
Corixa Corp. (a)(d)	6,501	25,224
Cryo-Cell International, Inc. (a)	8,023	22,063
Cubist Pharmaceuticals, Inc. (a)	16,366	168,570
CuraGen Corp. (a)(d)	4,779	26,428
CV Therapeutics, Inc. (a)	10,344	226,844
Cytogen Corp. (a)	370	4,703
Cytokinetics, Inc.	12,030	116,691
Dendreon Corp. (a)(d)	18,158	119,298
Digene Corp. (a)	2,716	65,265
Diversa Corp. (a)	6,100	40,504
DOV Pharmaceutical, Inc. (a)(d)	2,861	42,972
Dyax Corp. (a)	9,586	49,847
Embrex, Inc. (a)	2,200	25,850
Encysive Pharmaceuticals, Inc. (a)	14,400	158,688
EntreMed, Inc. (a)(d)	3,700	11,063
Enzo Biochem, Inc.	5,106	83,075
Enzon Pharmaceuticals, Inc. (a)	4,594	49,386
Epimmune, Inc. (a)	3,100	4,222
Exact Sciences Corp. (a)	3,245	15,089
Exelixis, Inc. (a)	12,268	87,225
Eyetech Pharmaceuticals, Inc. (d)	6,840	226,678
Gen-Probe, Inc. (a)	9,262	471,528
Genaera Corp. (a)(d)	7,533	23,352
Gene Logic, Inc. (a)	4,200	13,272
Genelabs Technologies, Inc. (a)(d)	9,800	7,938
Genencor International, Inc. (a)	4,753	91,448
Genentech, Inc. (a)	99,794	4,710,277
Genitope Corp. (a)(d)	11,809	183,276

	Shares	Value (Note 1)
Genta, Inc. (a)(d)	23,275	$ 29,559
GenVec, Inc. (a)	17,041	32,719
Genzyme Corp. - General Division (a)	46,135	2,587,712
Geron Corp. (a)(d)	3,759	26,275
Gilead Sciences, Inc. (a)	87,856	3,035,425
GTC Biotherapeutics, Inc. (a)	4,100	7,216
Harvard Bioscience, Inc. (a)	786	3,207
Hemispherx Biopharma, Inc. (a)(d)	800	1,320
Human Genome Sciences, Inc. (a)	30,411	339,387
Icoria, Inc. (a)	4,800	2,736
ICOS Corp. (a)	10,865	240,334
Idenix Pharmaceuticals, Inc. (d)	3,770	72,158
ImClone Systems, Inc. (a)	12,561	555,950
Immtech International, Inc. (a)(d)	1,200	16,680
Immune Response Corp. (a)	1,525	1,479
ImmunoGen, Inc. (a)	2,572	15,123
Immunomedics, Inc. (a)(d)	5,227	13,904
Incyte Corp. (a)	25,016	218,390
Indevus Pharmaceuticals, Inc. (a)	8,080	34,421
InterMune, Inc. (a)	3,546	39,148
Introgen Therapeutics, Inc. (a)(d)	5,766	42,098
Invitrogen Corp. (a)	12,195	853,162
Isis Pharmaceuticals, Inc. (a)	7,200	29,232
Kendle International, Inc. (a)	2,900	33,901
Kosan Biosciences, Inc. (a)	1,712	9,159
La Jolla Pharmaceutical Co. (a)	10,419	14,482
Large Scale Biology Corp. (a)(d)	500	440
Lexicon Genetics, Inc. (a)	5,448	31,054
Ligand Pharmaceuticals, Inc. Class B (a)(d)	15,564	152,527
Luminex Corp. (a)	2,179	16,778
Lynx Therapeutics, Inc. (a)	100	495
Martek Biosciences (a)	4,952	331,784
Maxim Pharmaceuticals, Inc. (a)(d)	1,500	2,640
Maxygen, Inc. (a)	5,600	53,872
Medarex, Inc. (a)	11,200	94,752
MedImmune, Inc. (a)	51,858	1,248,741
Millennium Pharmaceuticals, Inc. (a)	69,267	595,696
Myriad Genetics, Inc. (a)	10,926	236,766
Nabi Biopharmaceuticals (a)	10,423	132,372
Nanogen, Inc. (a)(d)	1,100	4,367
Neogen Corp. (a)	1,625	28,421
Neopharm, Inc. (a)(d)	3,269	34,096
NeoRX Corp. (a)	4,739	7,630
Neose Technologies, Inc. (a)	1,356	5,858
Neurocrine Biosciences, Inc. (a)	6,873	275,126
Neurogen Corp. (a)	500	4,075
Northfield Laboratories, Inc. (a)(d)	9,454	148,239
Novavax, Inc. (a)(d)	5,764	12,854
NPS Pharmaceuticals, Inc. (a)	5,449	78,139
Nuvelo, Inc. (a)	1,431	11,119
ONYX Pharmaceuticals, Inc. (a)	7,174	207,616
OraSure Technologies, Inc. (a)	3,529	23,644
Orchid BioSciences, Inc. (a)	3,164	42,271
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Biotechnology - continued
Oscient Pharmaceuticals Corp. (a)(d)	5,546	$ 18,690
OSI Pharmaceuticals, Inc. (a)	11,998	655,451
Peregrine Pharmaceuticals, Inc. (a)(d)	8,337	9,921
Pharmacopeia Drug Discovery, Inc. (a)	2,082	10,160
Pharmacyclics, Inc. (a)	4,032	33,143
Pharmion Corp. (a)	5,030	170,014
PRAECIS Pharmaceuticals, Inc. (a)	8,753	12,342
Progenics Pharmaceuticals, Inc. (a)	2,119	49,203
Protein Design Labs, Inc. (a)	17,209	257,791
Regeneron Pharmaceuticals, Inc. (a)	12,628	77,157
Repligen Corp. (a)	5,105	9,240
Rigel Pharmaceuticals, Inc. (a)	7,216	134,506
Sangamo Biosciences, Inc. (a)	1,300	6,708
Savient Pharmaceuticals, Inc. (a)(d)	6,200	17,794
SciClone Pharmaceuticals, Inc. (a)	6,560	20,336
Seattle Genetics, Inc. (a)	6,835	34,380
Sequenom, Inc. (a)	7,440	8,995
Serologicals Corp. (a)(d)	4,309	104,149
Sirna Therapeutics, Inc. (a)(d)	9,506	27,567
Sonus Pharmaceuticals, Inc. (a)	200	838
Spectrum Pharmaceuticals, Inc. (a)(d)	192	1,252
StemCells, Inc. (a)(d)	6,132	26,306
Strategic Diagnostics, Inc. (a)	3,100	9,424
Tanox, Inc. (a)	5,060	56,318
Tapestry Pharmaceuticals, Inc. (a)	6,300	5,040
Targeted Genetics Corp. (a)	2,723	3,540
Techne Corp. (a)	8,507	290,004
Telik, Inc. (a)	11,107	209,700
Third Wave Technologies, Inc. (a)	7,202	49,190
Titan Pharmaceuticals, Inc. (a)	1,300	3,120
Transgenomic, Inc. (a)	1,800	1,692
Transkaryotic Therapies, Inc. (a)	5,302	122,158
Trimeris, Inc. (a)	2,400	30,672
United Therapeutics Corp. (a)	3,755	170,590
Vertex Pharmaceuticals, Inc. (a)	11,919	137,545
Vical, Inc. (a)	1,900	10,887
Vicuron Pharmaceuticals, Inc. (a)	17,057	295,939
Vion Pharmaceuticals, Inc. (a)	4,500	15,525
Viragen, Inc. (a)(d)	1,410	1,043
ViroLogic, Inc. (a)(d)	16,850	39,935
ViroPharma, Inc. (a)(d)	4,741	10,762
XOMA Ltd. (a)	11,000	15,840
Zymogenetics, Inc. (a)(d)	13,884	273,931
		47,787,927
Health Care Equipment & Supplies - 2.4%
Abaxis, Inc. (a)	4,040	44,602
Abiomed, Inc. (a)(d)	4,599	49,209
Advanced Medical Optics, Inc. (a)	8,941	339,311
Advanced Neuromodulation Systems, Inc. (a)	3,216	94,872
AeroGen, Inc. (a)(d)	1,920	3,590

	Shares	Value (Note 1)
Aksys Ltd. (a)(d)	2,300	$ 10,764
Align Technology, Inc. (a)	12,048	91,203
American Medical Systems Holdings, Inc. (a)	4,600	182,160
Analogic Corp.	2,200	94,468
Animas Corp. (d)	9,372	207,543
Arrow International, Inc.	6,467	218,197
Arthrocare Corp. (a)(d)	3,607	103,954
Aspect Medical Systems, Inc. (a)	4,015	86,644
Atrion Corp.	200	10,200
Bausch & Lomb, Inc.	11,293	799,431
Baxter International, Inc.	130,615	4,657,731
Beckman Coulter, Inc.	13,423	945,650
Becton, Dickinson & Co.	46,848	2,804,790
Bio-Rad Laboratories, Inc. Class A (a)	322	15,749
BioLase Technology, Inc. (d)	3,357	33,771
Biomet, Inc.	50,453	2,130,126
Biosite, Inc. (a)(d)	2,196	127,236
BioVeris Corp. (a)	5,668	36,445
Boston Scientific Corp. (a)	126,488	4,131,098
Bruker BioSciences Corp. (a)	12,425	46,345
C.R. Bard, Inc.	22,235	1,478,628
Candela Corp. (a)	4,492	43,348
Cardiac Science, Inc. (a)(d)	11,725	21,457
Cardiodynamics International Corp. (a)	8,210	36,042
Cardiogenesis Corp. (a)(d)	300	201
Cerus Corp. (a)	3,000	13,349
Cholestech Corp. (a)	2,955	32,889
Chromavision Medical Systems, Inc. (a)(d)	3,500	5,285
Closure Medical Corp. (a)	1,400	31,696
Conceptus, Inc. (a)	3,357	26,386
CONMED Corp. (a)	4,900	145,089
Cooper Companies, Inc.	7,822	644,142
CTI Molecular Imaging, Inc. (a)	6,000	98,460
Curon Medical, Inc. (a)(d)	9,985	10,085
Cyberonics, Inc. (a)(d)	3,730	139,838
Cygnus, Inc. (a)(d)	12,300	1,478
Cytyc Corp. (a)	22,177	505,636
Dade Behring Holdings, Inc. (a)	10,275	644,345
Datascope Corp.	2,900	102,022
DENTSPLY International, Inc.	15,752	865,887
Diagnostic Products Corp.	5,861	267,437
DiaSys Corp. (a)	2,600	1,092
DJ Orthopedics, Inc. (a)	6,919	166,817
Edwards Lifesciences Corp. (a)	12,817	551,259
Encore Medical Corp. (a)	8,288	43,346
Epix Pharmaceuticals, Inc. (a)	3,458	28,943
Exactech, Inc. (a)	2,290	40,785
Fisher Scientific International, Inc. (a)	23,174	1,405,503
Fonar Corp. (a)	20,925	31,597
Foxhollow Technologies, Inc. (d)	656	18,073
Guidant Corp.	66,091	4,850,418
Haemonetics Corp. (a)	7,964	330,347
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Hillenbrand Industries, Inc.	12,334	$ 695,761
Hologic, Inc. (a)	3,770	139,302
Hospira, Inc. (a)	30,810	911,976
I-Flow Corp. (a)	9,419	160,782
ICU Medical, Inc. (a)(d)	2,550	78,081
IDEXX Laboratories, Inc. (a)	7,417	411,273
Illumina, Inc. (a)	2,200	18,216
Immucor, Inc. (a)	7,201	213,906
Implant Sciences Corp. (a)(d)	200	1,820
INAMED Corp. (a)(d)	6,449	439,693
Integra LifeSciences Holdings Corp. (a)	4,000	148,360
Intermagnetics General Corp. (a)	4,575	120,643
IntraLase Corp.	656	12,143
Intuitive Surgical, Inc. (a)	10,288	485,079
Invacare Corp.	4,954	233,432
Inverness Medical Innovations, Inc. (a)	10,197	242,179
IVAX Diagnostics, Inc. (a)	3,600	11,772
Kensey Nash Corp. (a)(d)	1,410	45,670
Kewaunee Scientific Corp.	1,601	13,993
Kinetic Concepts, Inc.	5,238	341,675
Kyphon, Inc. (a)	9,116	224,071
Laserscope, Inc. (a)(d)	3,916	131,303
LifeCell Corp. (a)	5,000	43,250
Matrixx Initiatives, Inc. (a)	3,106	36,496
Matthews International Corp. Class A	8,668	301,473
Med-Design Corp. (a)(d)	2,700	2,511
Medical Action Industries, Inc. (a)	2,800	54,320
Medtronic, Inc.	254,168	13,247,236
Mentor Corp.	7,200	249,264
Merit Medical Systems, Inc. (a)	3,204	42,197
Mesa Laboratories, Inc.	2,127	26,609
Micro Therapeutics, Inc. (a)	5,700	22,401
Microtek Medical Holdings, Inc. (a)	9,444	35,793
Millipore Corp. (a)	8,875	401,683
Molecular Devices Corp. (a)	2,702	56,121
Neoprobe Corp. (a)	100	54
New Brunswick Scientific, Inc. (a)	3,243	20,042
North American Scientific, Inc. (a)	2,705	11,091
Novoste Corp. (a)	3,406	3,065
NuVasive, Inc.	299	3,839
Orthologic Corp. (a)	7,445	42,511
Osteotech, Inc. (a)	2,870	11,911
Palomar Medical Technologies, Inc. (a)	9,049	261,154
PerkinElmer, Inc.	23,696	525,577
Physiometrix, Inc. (a)	2,800	2,576
PLC Systems, Inc. (a)	400	224
PolyMedica Corp.	4,741	163,233
Possis Medical, Inc. (a)	3,100	29,202
Precision Optics Corp., Inc. (a)	650	676
Quidel Corp. (a)	6,286	27,721
Regeneration Technologies, Inc. (a)	2,516	27,022

	Shares	Value (Note 1)
ResMed, Inc. (a)	6,602	$ 389,188
Respironics, Inc. (a)	7,763	448,313
Retractable Technologies, Inc. (a)	5,112	20,448
Sola International, Inc. (a)	9,192	255,721
Sonic Innovations, Inc. (a)	3,300	15,807
SonoSight, Inc. (a)	1,170	31,918
St. Jude Medical, Inc. (a)	72,786	2,845,933
Staar Surgical Co. (a)(d)	3,331	21,385
Steris Corp. (a)	15,648	387,288
Stryker Corp.	59,276	2,943,646
SurModics, Inc. (a)(d)	2,500	80,375
Sybron Dental Specialties, Inc. (a)	7,841	280,081
Symmetry Medical, Inc.	1,032	21,455
Synovis Life Technologies, Inc. (a)	1,000	10,770
Theragenics Corp. (a)	1,300	4,342
Thermo Electron Corp. (a)	32,874	902,720
Thoratec Corp. (a)	7,700	90,475
TriPath Imaging, Inc. (a)	4,200	31,584
Urologix, Inc. (a)	3,800	22,268
Varian Medical Systems, Inc. (a)	27,885	1,001,908
Varian, Inc. (a)	8,355	356,341
Vasomedical, Inc. (a)	14,900	22,201
Ventana Medical Systems, Inc. (a)	2,603	175,000
Viasys Healthcare, Inc. (a)	4,892	101,215
VISX, Inc. (a)	11,698	282,624
Vital Signs, Inc.	1,338	54,965
Waters Corp. (a)	24,701	1,206,644
West Pharmaceutical Services, Inc.	12,289	315,827
Wilson Greatbatch Technologies, Inc. (a)	3,200	56,096
Wright Medical Group, Inc. (a)	4,700	119,803
Young Innovations, Inc.	2,100	74,739
Zimmer Holdings, Inc. (a)	49,929	4,288,901
Zoll Medical Corp. (a)	1,593	48,204
		67,485,536
Health Care Providers & Services - 2.7%
A.D.A.M., Inc. (a)	1,800	10,332
Accredo Health, Inc. (a)	11,698	498,569
Advisory Board Co. (a)	2,400	96,072
Aetna, Inc.	30,830	4,501,797
Alderwoods Group, Inc. (a)	16,352	200,312
Alliance Imaging, Inc. (a)	4,463	50,521
Allscripts Healthcare Solutions, Inc. (a)(d)	3,266	43,764
Amedisys, Inc. (a)	5,851	186,881
American Healthways, Inc. (a)	5,068	172,211
American Retirement Corp. (a)	17,881	230,665
AMERIGROUP Corp. (a)	9,870	393,418
AmerisourceBergen Corp.	22,755	1,363,025
AMICAS, Inc. (a)	8,154	32,290
AMN Healthcare Services, Inc. (a)	4,609	62,360
AmSurg Corp. (a)	5,619	135,755
Andrx Corp. (a)	16,643	373,635
Apria Healthcare Group, Inc. (a)	11,154	362,059
Beverly Enterprises, Inc. (a)	17,069	204,828
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Health Care Providers & Services - continued
BriteSmile, Inc. (a)(d)	465	$ 2,525
Cardinal Health, Inc.	90,662	5,308,260
Caremark Rx, Inc. (a)	94,840	3,630,475
Centene Corp. (a)	13,046	435,215
Cerner Corp. (a)(d)	5,257	273,890
Chemed Corp. New	4,728	337,579
CIGNA Corp.	28,212	2,561,650
Claimsnet.com, Inc. (a)	3,100	589
Community Health Systems, Inc. (a)	15,911	515,039
Computer Programs & Systems, Inc.	2,132	55,070
Corvel Corp. (a)	1,652	36,840
Covance, Inc. (a)	14,270	623,742
Coventry Health Care, Inc. (a)	17,954	1,132,897
Cross Country Healthcare, Inc. (a)	5,888	90,028
Cryolife, Inc. (a)(d)	3,671	28,634
Curative Health Services, Inc. (a)(d)	2,132	9,296
D & K Healthcare Resources, Inc.	2,600	20,020
DaVita, Inc. (a)	19,513	824,229
Dendrite International, Inc. (a)	6,077	93,343
Eclipsys Corp. (a)	6,205	95,557
eResearchTechnology, Inc. (a)	7,105	110,625
Express Scripts, Inc. (a)	12,713	957,162
Five Star Quality Care, Inc. (a)	325	2,763
Genesis HealthCare Corp. (a)	2,227	91,708
Gentiva Health Services, Inc. (a)	7,227	121,703
Hanger Orthopedic Group, Inc. (a)	2,863	17,407
HCA, Inc.	81,563	3,850,589
Health Management Associates, Inc. Class A	46,565	1,069,598
Health Net, Inc. (a)	22,472	671,913
HealthExtras, Inc. (a)	5,684	92,251
HealthTronics Surgical Services, Inc. (a)	6,799	67,242
Henry Schein, Inc. (a)	8,944	647,009
HMS Holdings Corp. (a)	400	2,920
Hooper Holmes, Inc.	6,105	27,045
Humana, Inc. (a)	31,694	1,054,459
IDX Systems Corp. (a)	4,961	170,212
IMPAC Medical Systems, Inc. (a)	1,976	46,871
IMS Health, Inc.	49,674	1,209,562
Kindred Healthcare, Inc. (a)	6,240	204,048
LabOne, Inc. (a)	2,500	90,000
Laboratory Corp. of America Holdings (a)	27,444	1,314,293
LCA-Vision, Inc.	2,400	69,408
Lifeline Systems, Inc. (a)	3,400	93,466
LifePoint Hospitals, Inc. (a)	5,843	234,012
Lincare Holdings, Inc. (a)	20,113	816,186
Magellan Health Services, Inc. (a)	6,443	220,222
Manor Care, Inc.	17,936	611,080
Matria Healthcare, Inc. (a)	3,600	103,680

	Shares	Value (Note 1)
McKesson Corp.	55,880	$ 2,086,559
Medcath Corp. (a)	3,100	88,009
Medco Health Solutions, Inc. (a)	54,873	2,437,459
Medical Staffing Network Holdings, Inc. (a)	4,000	26,080
Medicore, Inc. (a)(d)	3,700	36,075
MIM Corp. (a)	4,090	28,180
Molina Healthcare, Inc. (a)	2,918	130,960
National Healthcare Corp.	2,005	74,947
NDCHealth Corp.	9,190	142,537
OCA, Inc. (a)(d)	5,121	25,400
Odyssey Healthcare, Inc. (a)	5,400	60,750
Omnicare, Inc.	20,030	690,835
Omnicell, Inc. (a)	1,700	11,050
Option Care, Inc. (d)	4,193	81,051
Owens & Minor, Inc.	11,045	308,266
PacifiCare Health Systems, Inc. (a)	17,844	1,132,737
PAREXEL International Corp. (a)	4,700	105,374
Patterson Companies, Inc. (a)	25,710	1,275,730
PDI, Inc. (a)	1,330	26,613
Pediatrix Medical Group, Inc. (a)	4,263	292,143
Per-Se Technologies, Inc. (a)	2,997	45,315
Pharmaceutical Product Development, Inc. (a)	10,413	444,114
Priority Healthcare Corp. Class B (a)	9,574	219,053
Province Healthcare Co. (a)	13,622	314,396
ProxyMed, Inc. (a)	63	546
PSS World Medical, Inc. (a)	12,500	152,000
Psychiatric Solutions, Inc. (a)	6,886	274,201
Quest Diagnostics, Inc.	16,384	1,628,570
RehabCare Group, Inc. (a)	2,600	74,620
Renal Care Group, Inc. (a)	14,179	558,653
ResCare, Inc. (a)	2,400	32,856
Rural/Metro Corp. (a)(d)	6,200	38,564
Service Corp. International (SCI)	70,880	534,435
SFBC International, Inc. (a)	2,125	92,331
Sierra Health Services, Inc. (a)	7,358	452,958
Specialty Laboratories, Inc. (a)	4,100	39,032
SRI/Surgical Express, Inc. (a)	900	4,311
Stewart Enterprises, Inc. Class A (a)	14,200	90,028
Sunrise Senior Living, Inc. (a)(d)	3,761	178,271
Symbion, Inc.	10,712	229,665
Tenet Healthcare Corp. (a)	93,675	1,021,994
Triad Hospitals, Inc. (a)	16,598	724,835
Tripos, Inc. (a)	2,100	10,668
TriZetto Group, Inc. (a)	5,416	48,148
U.S. Physical Therapy, Inc. (a)	2,575	35,200
United Surgical Partners International, Inc. (a)	7,163	294,113
UnitedHealth Group, Inc.	137,091	12,497,216
Universal Health Services, Inc. Class B	10,290	485,688
VCA Antech, Inc. (a)	17,470	350,798
Ventiv Health, Inc. (a)	4,733	112,882
VistaCare, Inc. Class A (a)	2,867	50,230
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Health Care Providers & Services - continued
WebMD Corp. (a)(d)	70,089	$ 528,471
Wellcare Health Plans, Inc.	4,400	138,116
WellChoice, Inc. (a)	4,848	250,399
WellPoint, Inc. (a)	61,310	7,483,499
		77,457,737
Pharmaceuticals - 5.8%
aaiPharma, Inc. (a)(d)	4,169	9,589
Abbott Laboratories	327,172	15,046,640
Able Laboratories, Inc. (a)	2,146	46,633
Acusphere, Inc. (a)(d)	2,800	15,624
Adolor Corp. (a)(d)	4,908	43,190
Advancis Pharmaceutical Corp. (a)	2,800	12,236
Allergan, Inc.	28,626	2,152,103
Alpharma, Inc. Class A	11,537	151,365
American Pharmaceutical Partners, Inc. (a)(d)	7,436	388,605
Antigenics, Inc. (a)(d)	5,388	37,177
Atherogenics, Inc. (a)(d)	5,741	94,784
AVANIR Pharmaceuticals Class A (a)	4,197	9,611
Barr Pharmaceuticals, Inc. (a)	20,280	968,167
Bentley Pharmaceuticals, Inc. (a)	2,459	24,221
Bone Care International, Inc. (a)	679	18,374
Boston Life Sciences, Inc. (a)(d)	1,080	2,052
Bradley Pharmaceuticals, Inc. (a)(d)	1,679	16,370
Bristol-Myers Squibb Co.	410,597	10,277,243
Collagenex Pharmaceuticals, Inc. (a)	2,200	11,110
Columbia Laboratories, Inc. (a)(d)	6,021	11,922
Connetics Corp. (a)	5,182	128,255
Cypress Bioscience, Inc. (a)	2,737	32,680
DepoMed, Inc. (a)(d)	6,847	27,936
Discovery Laboratories, Inc. (a)(d)	3,800	22,306
Discovery Partners International, Inc. (a)	214	963
Durect Corp. (a)(d)	8,100	25,191
Eli Lilly & Co.	203,315	11,385,640
Emisphere Technologies, Inc. (a)(d)	3,300	15,444
Endo Pharmaceuticals Holdings, Inc. (a)	19,362	436,226
Eon Labs, Inc. (a)	4,269	129,607
First Horizon Pharmaceutical Corp. (a)	5,254	86,376
Forest Laboratories, Inc. (a)	79,117	3,378,296
Guilford Pharmaceuticals, Inc. (a)(d)	5,365	24,303
Hi-Tech Pharmacal Co., Inc. (a)	1,125	17,876
Hollis-Eden Pharmaceuticals, Inc. (a)(d)	1,300	9,828
Impax Laboratories, Inc. (a)	12,471	212,755
InKine Pharmaceutical, Inc. (a)	5,100	18,819
Inspire Pharmaceuticals, Inc. (a)	14,671	116,781
IntraBiotics Pharmaceuticals, Inc. (a)	83	315
IVAX Corp. (a)	40,073	640,767
Johnson & Johnson	618,324	40,562,054
King Pharmaceuticals, Inc. (a)	47,748	455,993
Kos Pharmaceuticals, Inc. (a)	6,000	199,440
KV Pharmaceutical Co. Class A (a)	7,618	165,768

	Shares	Value (Note 1)
MacroChem Corp. (a)	11,973	$ 6,106
Medicines Co. (a)	11,081	258,187
Medicis Pharmaceutical Corp. Class A	12,693	438,416
Merck & Co., Inc.	464,100	14,711,970
MGI Pharma, Inc. (a)	12,710	291,059
Mylan Laboratories, Inc.	52,568	925,197
Nektar Therapeutics (a)	19,726	342,049
NitroMed, Inc. (a)	5,916	128,377
Noven Pharmaceuticals, Inc. (a)	3,292	54,384
Pain Therapeutics, Inc. (a)	2,439	15,585
Palatin Technologies, Inc. (a)(d)	11,411	26,474
Par Pharmaceutical Companies, Inc. (a)	7,763	287,153
Penwest Pharmaceuticals Co. (a)	2,797	30,767
Perrigo Co.	10,900	191,513
Pfizer, Inc.	1,575,284	41,414,216
Pharmos Corp. (a)	12,500	8,875
Pozen, Inc. (a)	2,637	16,745
Pure World, Inc. (a)	330	502
Salix Pharmaceuticals Ltd. (a)	11,110	180,315
Santarus, Inc.	12,251	85,634
Schering-Plough Corp.	313,937	5,949,106
Sepracor, Inc. (a)	19,666	1,267,867
SuperGen, Inc. (a)	5,699	28,609
Valeant Pharmaceuticals International (d)	17,693	429,055
Vivus, Inc. (a)	7,556	30,073
Watson Pharmaceuticals, Inc. (a)	21,818	692,503
Wyeth	280,604	11,454,255
Zila, Inc. (a)	4,200	17,388
		166,713,015
TOTAL HEALTH CARE		359,444,215
INDUSTRIALS - 10.6%
Aerospace & Defense - 1.8%
AAR Corp. (a)	5,766	64,291
AeroCentury Corp. (a)	800	2,848
Alliant Techsystems, Inc. (a)	8,470	586,378
Applied Signal Technology, Inc.	1,900	44,327
Armor Holdings, Inc. (a)	6,884	274,809
Astronics Corp. (a)	2,300	15,042
Aviall, Inc. (a)	2,800	78,400
BE Aerospace, Inc. (a)	7,600	91,428
Ceradyne, Inc. (a)	3,330	100,233
Cubic Corp.	4,719	88,434
Curtiss-Wright Corp.	2,886	160,317
DRS Technologies, Inc. (a)	4,170	172,263
Ducommun, Inc. (a)	2,600	53,040
EDO Corp.	3,300	104,940
Engineered Support Systems, Inc.	4,330	239,362
Esterline Technologies Corp. (a)	8,006	263,237
Fairchild Corp. Class A (a)	7,600	25,156
GenCorp, Inc. (non-vtg.) (a)	8,900	166,163
General Dynamics Corp.	33,740	3,554,509
Goodrich Corp.	27,167	1,005,994
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Aerospace & Defense - continued
Heico Corp. Class A	4,932	$ 86,803
Herley Industries, Inc. (a)	3,031	54,831
Hexcel Corp. (a)	10,048	167,098
Honeywell International, Inc.	161,598	6,135,876
Irvine Sensors Corp. (a)(d)	430	946
Kaman Corp. Class A	3,803	45,370
KVH Industries, Inc. (a)(d)	1,539	15,621
L-3 Communications Holdings, Inc.	23,280	1,678,488
Ladish Co., Inc. (a)	4,837	58,624
Lockheed Martin Corp.	71,650	4,243,113
Mercury Computer Systems, Inc. (a)	3,219	94,735
Moog, Inc. Class A (a)	4,329	193,073
MTC Technologies, Inc. (a)	2,500	79,975
Northrop Grumman Corp.	76,782	4,061,768
Orbital Sciences Corp. (a)	7,700	80,619
Precision Castparts Corp.	12,773	961,296
Raytheon Co.	95,396	3,647,943
Rockwell Collins, Inc.	34,344	1,581,541
Sequa Corp. Class A (a)	3,474	201,353
SI International, Inc. (a)	2,269	57,701
Sypris Solutions, Inc.	2,700	29,997
Teledyne Technologies, Inc. (a)	8,359	255,618
The Boeing Co.	150,053	8,248,413
Triumph Group, Inc. (a)	5,105	189,753
United Defense Industries, Inc.	10,835	592,891
United Industrial Corp.	3,200	105,600
United Technologies Corp.	105,343	10,521,659
		50,481,876
Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc.	14,830	812,684
EGL, Inc. (a)	7,073	224,568
Expeditors International of Washington, Inc.	20,766	1,152,721
FedEx Corp.	60,746	5,939,744
Forward Air Corp.	3,900	172,692
Hub Group, Inc. Class A (a)	3,662	212,945
Pacer International, Inc. (a)	6,536	166,341
Ryder System, Inc.	12,089	513,299
United Parcel Service, Inc. Class B	118,855	9,210,074
		18,405,068
Airlines - 0.1%
AirTran Holdings, Inc. (a)	17,335	138,333
Alaska Air Group, Inc. (a)	3,800	107,768
America West Holding Corp. Class B (a)(d)	5,789	28,366
AMR Corp. (a)(d)	28,439	241,447
Continental Airlines, Inc. Class B (a)(d)	9,100	97,461
Delta Air Lines, Inc. (a)(d)	17,558	81,469
ExpressJet Holdings, Inc. Class A (a)	6,752	75,622
FLYi, Inc. (a)(d)	6,900	10,074
Frontier Airlines, Inc. (a)	5,731	48,427

	Shares	Value (Note 1)
Great Lakes Aviation Ltd. (a)	200	$ 138
JetBlue Airways Corp. (a)(d)	21,380	385,268
MAIR Holdings, Inc. (a)	5,296	47,664
Mesa Air Group, Inc. (a)(d)	6,156	45,924
Midwest Air Group, Inc. (a)(d)	400	1,020
Northwest Airlines Corp. (a)(d)	11,900	83,657
Pinnacle Airlines Corp. (a)(d)	9,920	104,061
Republic Airways Holdings, Inc.	12,142	151,046
SkyWest, Inc.	12,324	210,371
Southwest Airlines Co.	134,906	1,868,448
UAL Corp. (a)(d)	10,300	10,403
		3,736,967
Building Products - 0.2%
Aaon, Inc. (a)	2,245	34,573
American Standard Companies, Inc.	36,626	1,677,471
American Woodmark Corp.	2,800	103,068
Ameron International Corp.	600	21,072
Apogee Enterprises, Inc.	6,451	90,249
Armstrong Holdings, Inc. (a)(d)	6,800	14,960
ElkCorp	2,100	80,598
Griffon Corp. (a)	5,280	121,440
International Smart Sourcing, Inc. (a)	2,500	1,300
Jacuzzi Brands, Inc. (a)	13,065	134,570
Lennox International, Inc.	8,762	189,434
Masco Corp.	90,306	3,045,118
NCI Building Systems, Inc. (a)	3,382	126,419
Owens Corning (a)(d)	3,370	7,414
Patrick Industries, Inc. (a)	600	6,132
PW Eagle, Inc. (a)	700	2,129
Quixote Corp. (d)	700	12,481
Simpson Manufacturing Co. Ltd.	7,308	252,345
Trex Co., Inc. (a)	1,400	63,714
Universal Forest Products, Inc.	2,769	108,406
USG Corp. (a)(d)	6,027	190,393
Water Pik Technologies, Inc. (a)	2,441	45,964
York International Corp.	8,938	345,632
		6,674,882
Commercial Services & Supplies - 1.5%
Ablest, Inc. (a)	1,000	7,350
ABM Industries, Inc.	7,481	138,623
Adesa, Inc.	20,108	453,838
Administaff, Inc.	4,813	64,494
Allied Waste Industries, Inc. (a)	55,202	453,760
Angelica Corp.	2,100	62,097
APAC Customer Services, Inc. (a)	4,300	5,289
Apollo Group, Inc. Class A (a)	32,591	2,400,001
Aramark Corp. Class B	21,726	608,980
Asset Acceptance Capital Corp.	6,300	127,953
Avery Dennison Corp.	18,265	1,108,686
Banta Corp.	6,386	280,729
Barrett Business Services, Inc. (a)	1,400	29,778
Bowne & Co., Inc.	5,206	82,255
Brady Corp. Class A	11,908	412,255
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Bright Horizons Family Solutions, Inc. (a)	1,766	$ 121,642
Butler International, Inc. (a)(d)	1,300	5,577
Career Education Corp. (a)	19,694	672,550
Casella Waste Systems, Inc. Class A (a)	2,426	36,269
CDI Corp.	5,992	124,694
Cendant Corp.	212,499	4,700,478
Central Parking Corp.	6,193	85,835
Century Business Services, Inc. (a)	8,370	35,070
Cenveo, Inc. (a)	2,267	8,456
Charles River Associates, Inc. (a)	1,135	48,192
ChoicePoint, Inc. (a)	19,249	775,735
Cintas Corp.	28,271	1,237,704
Clean Harbors, Inc. (a)(d)	3,500	62,335
Coinstar, Inc. (a)	2,900	67,889
Comsys IT Partners, Inc. (a)	36	465
Consolidated Graphics, Inc. (a)	2,700	140,535
Copart, Inc. (a)(d)	16,143	376,132
Corinthian Colleges, Inc. (a)	15,342	265,263
Cornell Companies, Inc. (a)	1,400	19,964
Corporate Executive Board Co.	7,269	454,676
Correctional Services Corp. (a)	27	73
Corrections Corp. of America (a)	8,596	323,553
CoStar Group, Inc. (a)	2,189	80,621
CPI Corp.	2,000	29,960
Deluxe Corp.	13,718	535,551
DeVry, Inc. (a)	14,744	256,251
DiamondCluster International, Inc. (a)	5,700	97,641
Dun & Bradstreet Corp. (a)	12,970	797,136
Duratek, Inc. (a)	4,075	93,399
Educate, Inc.	4,692	60,480
Education Management Corp. (a)	12,359	362,366
Electro Rent Corp. (a)	2,200	30,602
Ennis Business Forms, Inc.	3,703	63,247
Equifax, Inc.	25,580	777,376
EVCI Career Colleges, Inc. (a)	2,100	16,695
First Consulting Group, Inc. (a)	4,925	29,796
FTI Consulting, Inc. (a)	5,906	112,214
G&K Services, Inc. Class A	3,800	163,058
General Binding Corp. (a)	3,209	43,065
Gevity HR, Inc.	4,273	77,598
GP Strategies Corp. (a)(d)	1,600	12,848
Greg Manning Auctions, Inc. (a)(d)	12,044	130,196
H&R Block, Inc.	30,487	1,624,957
Healthcare Services Group, Inc.	2,550	58,625
Heidrick & Struggles International, Inc. (a)	7,564	258,235
Herman Miller, Inc. (d)	15,241	441,684
HNI Corp.	8,627	376,310
Hudson Highland Group, Inc. (a)	1,394	23,252
Huron Consulting Group, Inc.	656	14,773

	Shares	Value (Note 1)
ICT Group, Inc. (a)	3,827	$ 32,147
IKON Office Solutions, Inc.	21,477	226,582
Imagistics International, Inc. (a)	2,908	98,436
Innotrac Corp. (a)	1,400	12,488
Insurance Auto Auctions, Inc. (a)	1,200	33,372
Integrated Alarm Services Group, Inc. (a)(d)	3,200	19,808
Intersections, Inc.	7,390	97,844
ITT Educational Services, Inc. (a)	10,100	491,769
Jackson Hewitt Tax Service, Inc.	6,376	132,430
John H. Harland Co.	4,600	168,820
Kelly Services, Inc. Class A (non-vtg.)	5,329	157,472
Kforce, Inc. (a)	4,757	54,230
Korn/Ferry International (a)	13,581	260,484
Labor Ready, Inc. (a)	13,122	246,431
Laureate Education, Inc. (a)	9,342	405,349
Learning Care Group, Inc. (a)	900	3,321
Learning Tree International, Inc. (a)	3,200	48,000
LECG Corp. (a)	9,531	172,035
Mace Security International, Inc. (a)(d)	1,100	2,860
Manpower, Inc.	18,377	803,075
McGrath RentCorp.	2,500	107,775
Mine Safety Appliances Co.	6,300	293,013
Mobile Mini, Inc. (a)	2,300	85,652
Monster Worldwide, Inc. (a)	22,419	646,788
Navigant Consulting, Inc. (a)	11,277	290,383
NCO Group, Inc. (a)	4,192	84,301
New Horizons Worldwide, Inc. (a)	1,100	4,455
Nobel Learning Communities, Inc. (a)	1,000	8,671
On Assignment, Inc. (a)	4,700	27,918
PHH Corp. (a)	10,301	216,321
PICO Holdings, Inc. (a)	3,600	79,344
Pitney Bowes, Inc.	48,469	2,222,788
Portfolio Recovery Associates, Inc. (a)	1,417	53,478
Pre-Paid Legal Services, Inc. (d)	2,919	102,165
PRG-Schultz International, Inc. (a)	9,350	43,291
Princeton Review, Inc. (a)	14,522	78,419
Prosoft Learning Corp. (a)(d)	517	542
Protection One, Inc. (a)(d)	91	1,752
Providence Service Corp. (a)	1,000	23,230
R.R. Donnelley & Sons Co.	44,342	1,472,598
RCM Technologies, Inc. (a)	1,400	6,860
RemedyTemp, Inc. Class A (a)	900	8,694
Republic Services, Inc.	21,527	682,621
Resources Connection, Inc. (a)	7,547	375,539
Robert Half International, Inc.	40,201	1,172,663
Rollins, Inc.	11,240	286,845
Schawk, Inc. Class A	4,100	87,371
School Specialty, Inc. (a)	3,409	128,519
ServiceMaster Co.	59,535	791,220
SITEL Corp. (a)	5,091	9,317
Sothebys Holdings, Inc. Class A (ltd. vtg.) (a)	12,060	214,909
SOURCECORP, Inc. (a)	2,700	56,376
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Spherion Corp. (a)	10,409	$ 81,190
Spherix, Inc. (a)	2,713	8,953
Standard Register Co.	6,200	84,258
Steelcase, Inc. Class A	6,872	98,132
Stericycle, Inc. (a)	8,694	399,750
Strayer Education, Inc.	3,326	351,791
TeamStaff, Inc. (a)	1,300	2,132
Teletech Holdings, Inc. (a)	8,551	97,909
Tetra Tech, Inc. (a)	7,506	124,449
The Brink's Co.	11,635	403,269
The Geo Group, Inc. (a)	2,100	60,291
TRC Companies, Inc. (a)	3,000	48,720
TRM Corp. (a)	1,400	35,168
United Stationers, Inc. (a)	7,439	327,167
Universal Technical Institute, Inc. (a)	4,021	143,268
Venture Catalyst, Inc. (a)	3,800	1,444
Vertrue, Inc. (a)(d)	2,400	93,336
Viad Corp.	4,398	118,746
Volt Information Sciences, Inc. (a)	1,400	40,768
Waste Connections, Inc. (a)	10,034	341,959
Waste Management, Inc.	115,325	3,372,103
Watson Wyatt & Co. Holdings Class A	11,347	310,454
West Corp. (a)	2,684	90,478
		42,133,617
Construction & Engineering - 0.1%
Comfort Systems USA, Inc. (a)	9,831	75,895
Dycom Industries, Inc. (a)	8,823	237,780
EMCOR Group, Inc. (a)	2,800	135,044
Fluor Corp.	17,649	1,107,475
Foster Wheeler Ltd. (a)	0	4
Granite Construction, Inc.	6,211	165,275
Infrasource Services, Inc.	15,523	190,778
Insituform Technologies, Inc. Class A (a)	4,200	66,612
Integrated Electrical Services, Inc. (a)(d)	6,433	21,615
Jacobs Engineering Group, Inc. (a)	11,181	625,912
Keith Companies, Inc. (a)	2,200	37,950
MasTec, Inc. (a)	7,936	72,138
McDermott International, Inc. (a)	9,655	191,555
Perini Corp. (a)	11,677	186,365
Quanta Services, Inc. (a)	15,963	125,310
Shaw Group, Inc. (a)	13,462	280,010
URS Corp. (a)	9,893	285,314
		3,805,032
Electrical Equipment - 0.5%
A.O. Smith Corp.	4,181	109,877
Active Power, Inc. (a)(d)	8,800	33,088
Acuity Brands, Inc.	6,600	182,490
Alpine Group, Inc.	4,900	9,555
American Power Conversion Corp.	39,268	864,681

	Shares	Value (Note 1)
American Superconductor Corp. (a)	3,000	$ 32,040
AMETEK, Inc.	14,338	549,719
AMX Corp. (a)	3,400	76,194
Arotech Corp. (a)(d)	6,700	9,179
Artesyn Technologies, Inc. (a)	7,688	79,648
Ault, Inc. (a)	2,800	7,140
AZZ, Inc. (a)	1,200	19,440
Baldor Electric Co.	9,962	259,012
Beacon Power Corp. (a)	362	441
C&D Technologies, Inc.	4,438	61,156
Capstone Turbine Corp. (a)	13,000	21,970
Channell Commercial Corp. (a)	800	6,224
Chase Corp.	500	7,850
Cooper Industries Ltd. Class A	9,591	665,328
Distributed Energy Systems Corp. (a)	2,200	8,734
Emerson Electric Co.	85,435	5,666,049
Encore Wire Corp. (a)	6,900	82,731
Ener1, Inc. (a)(d)	35,600	27,412
Energy Conversion Devices, Inc. (a)(d)	3,000	61,110
EnerSys	705	10,187
Espey Manufacturing & Electronics Corp.	623	16,385
Evergreen Solar, Inc. (a)(d)	1,700	10,064
Fiberstars, Inc. (a)	3,300	26,004
Franklin Electric Co., Inc.	2,800	109,816
FuelCell Energy, Inc. (a)(d)	16,057	173,416
General Cable Corp. (a)	3,800	45,258
Genlyte Group, Inc. (a)	2,300	206,586
Global Power Equipment Group, Inc. (a)	4,500	44,145
Hubbell, Inc. Class B	11,737	631,451
II-VI, Inc. (a)	934	36,435
Lamson & Sessions Co. (a)	2,300	22,149
LSI Industries, Inc.	2,625	29,348
M-Wave, Inc. (a)	1,400	1,624
MagneTek, Inc. (a)	3,000	15,060
Medis Technologies Ltd. (a)(d)	3,701	69,875
Merrimac Industries, Inc. (a)	500	4,550
Microvision, Inc. (a)(d)	3,976	22,703
Millennium Cell, Inc. (a)(d)	300	714
Misonix, Inc. (a)	3,000	19,500
Nortech Systems, Inc. (a)	1,634	9,134
Peco II, Inc. (a)(d)	1,400	1,470
Penn Engineering & Manufacturing Corp. (non-vtg.)	700	12,775
Plug Power, Inc. (a)(d)	21,490	153,654
Powell Industries, Inc. (a)	3,100	55,831
Power-One, Inc. (a)	19,279	112,204
Regal-Beloit Corp.	3,200	98,688
Rockwell Automation, Inc.	34,898	2,168,911
Roper Industries, Inc.	9,724	628,170
SL Industries, Inc. (a)	2,100	28,140
Tech/Ops Sevcon, Inc.	2,100	14,070
Thomas & Betts Corp. (a)	13,947	433,473
Ultralife Batteries, Inc. (a)	600	10,128
UQM Technologies, Inc. (a)	3,800	15,846
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Electrical Equipment - continued
Valence Technology, Inc. (a)(d)	10,109	$ 29,316
Valpey Fisher Corp. (a)	2,100	8,715
Vicor Corp.	4,243	48,158
Woodward Governor Co.	2,100	153,699
		14,318,720
Industrial Conglomerates - 3.3%
3M Co.	147,982	12,421,609
Alleghany Corp.	1,548	424,152
Carlisle Companies, Inc.	6,745	469,047
General Electric Co.	2,195,903	77,295,786
Raven Industries, Inc.	4,704	84,813
Standex International Corp.	5,500	159,005
Teleflex, Inc.	6,969	350,959
Textron, Inc.	25,267	1,954,402
Tredegar Corp.	4,428	76,604
Walter Industries, Inc. (d)	6,100	234,057
		93,470,434
Machinery - 1.6%
3D Systems Corp. (a)	2,100	42,609
A.S.V., Inc. (a)	762	34,061
Actuant Corp. Class A (a)	4,200	227,010
AGCO Corp. (a)	16,634	323,864
Alamo Group, Inc.	200	4,940
Albany International Corp. Class A	4,700	151,575
American Science & Engineering, Inc. (a)	1,900	84,816
Astec Industries, Inc. (a)	4,700	87,185
Axsys Technologies, Inc. (a)	1,200	23,760
Badger Meter, Inc.	3,128	88,616
Barnes Group, Inc.	2,775	74,037
Briggs & Stratton Corp.	11,149	439,494
Bucyrus International, Inc. Class A	3,310	143,753
Cascade Corp.	3,079	110,536
Catalytica Energy Systems, Inc. (a)	7,900	19,355
Caterpillar, Inc.	70,413	6,692,756
Circor International, Inc.	727	18,175
CLARCOR, Inc.	6,133	338,971
Columbus McKinnon Corp. (NY Shares) (a)	400	5,037
Commercial Vehicle Group, Inc.	332	7,284
Crane Co.	14,233	424,143
Cummins, Inc.	8,935	655,918
CUNO, Inc. (a)	4,719	265,208
Danaher Corp.	55,939	3,030,216
Deere & Co.	50,574	3,596,317
Donaldson Co., Inc.	14,148	451,180
Dover Corp.	41,278	1,596,220
Eaton Corp.	30,599	2,134,280
EnPro Industries, Inc. (a)	4,331	120,965
ESCO Technologies, Inc. (a)	2,300	185,909
Federal Signal Corp.	12,853	202,306

	Shares	Value (Note 1)
Flanders Corp. (a)	8,338	$ 87,215
Flow International Corp. (a)(d)	600	2,646
Flowserve Corp. (a)	14,100	352,359
Gardner Denver, Inc. (a)	2,753	113,176
Gorman-Rupp Co.	250	5,515
Graco, Inc.	13,504	522,065
Greenbrier Companies, Inc.	2,743	74,143
Harsco Corp.	8,349	487,665
Hirsch International Corp. Class A	900	935
IDEX Corp.	11,184	441,768
Illinois Tool Works, Inc.	52,498	4,711,696
Ingersoll-Rand Co. Ltd. Class A	35,454	2,987,000
ITT Industries, Inc.	17,501	1,539,213
JLG Industries, Inc.	7,894	168,932
Joy Global, Inc.	16,425	603,619
Kadant, Inc. (a)	3,735	74,887
Kaydon Corp.	4,679	146,921
Kennametal, Inc.	8,784	431,119
Lincoln Electric Holdings, Inc.	6,346	200,534
Lindsay Manufacturing Co.	2,086	48,479
Manitowoc Co., Inc.	7,874	324,409
Middleby Corp.	3,744	201,802
Milacron, Inc. (a)(d)	2,759	7,836
Miller Industries, Inc. (a)	360	4,770
Mueller Industries, Inc.	9,020	283,950
NACCO Industries, Inc. Class A	2,373	263,878
Navistar International Corp. (a)	11,358	448,187
Nordson Corp.	5,600	223,944
Oshkosh Truck Co.	7,854	586,301
PACCAR, Inc.	35,065	2,638,992
Pall Corp.	23,663	640,557
Parker Hannifin Corp.	25,153	1,655,067
Pentair, Inc.	20,178	836,176
Reliance Steel & Aluminum Co.	4,134	188,924
Robbins & Myers, Inc.	2,641	63,384
SPX Corp.	16,354	728,080
Stewart & Stevenson Services, Inc.	5,320	113,954
Tecumseh Products Co. Class A (non-vtg.)	3,000	123,150
Tennant Co.	1,661	65,277
Terex Corp. (a)	8,660	391,432
Thomas Industries, Inc.	2,392	95,871
Timken Co.	19,136	541,549
Titan International, Inc. (d)	600	8,694
Toro Co.	4,905	425,313
Trinity Industries, Inc. (d)	6,900	198,720
Valmont Industries, Inc.	2,624	66,125
Wabash National Corp. (a)(d)	4,141	111,683
Wabtec Corp.	7,800	143,598
Watts Water Technologies, Inc. Class A	4,176	138,852
Wolverine Tube, Inc. (a)	200	1,990
		46,102,848
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Marine - 0.0%
Alexander & Baldwin, Inc.	10,085	$ 457,859
Kirby Corp. (a)	3,400	150,450
		608,309
Road & Rail - 0.7%
AMERCO (a)	4,600	205,206
Arkansas Best Corp.	4,400	190,168
Burlington Northern Santa Fe Corp.	75,585	3,799,658
Celadon Group, Inc. (a)	1,628	35,393
CNF, Inc.	11,352	520,716
Covenant Transport, Inc. Class A (a)	2,400	49,512
CSX Corp.	42,488	1,755,179
Dollar Thrifty Automotive Group, Inc. (a)	3,800	117,154
Florida East Coast Industries, Inc. Class A	6,673	286,939
Genesee & Wyoming, Inc. Class A (a)	4,915	118,501
Heartland Express, Inc.	10,030	206,718
J.B. Hunt Transport Services, Inc.	13,290	627,155
Kansas City Southern (a)	15,715	308,328
Knight Transportation, Inc.	8,962	236,686
Laidlaw International, Inc. (a)	20,547	472,581
Landstar System, Inc. (a)	15,257	535,216
Marten Transport Ltd. (a)	2,812	64,817
Norfolk Southern Corp.	82,282	2,953,101
Old Dominion Freight Lines, Inc. (a)	2,859	100,465
Overnite Corp.	9,389	318,944
Quality Distribution, Inc. (a)	633	6,584
RailAmerica, Inc. (a)	7,500	90,450
SCS Transportation, Inc. (a)	2,980	66,007
Sirva, Inc. (a)	4,254	37,393
Swift Transportation Co., Inc. (a)	15,314	363,248
U.S. Xpress Enterprises, Inc. Class A (a)	600	15,954
Union Pacific Corp.	54,884	3,482,390
USF Corp.	6,861	327,956
Werner Enterprises, Inc.	16,822	359,991
Yellow Roadway Corp. (a)(d)	9,710	560,753
		18,213,163
Trading Companies & Distributors - 0.1%
Aceto Corp.	5,013	44,866
Applied Industrial Technologies, Inc.	4,650	131,688
Beacon Roofing Supply, Inc.	1,322	28,040
Fastenal Co.	14,778	863,922
Hughes Supply, Inc.	12,958	397,163
Huttig Building Products, Inc. (a)	1,077	11,610
Lawson Products, Inc.	1,812	84,330
MSC Industrial Direct Co., Inc. Class A	8,240	266,564
NuCo2, Inc. (a)(d)	700	16,898
Rush Enterprises, Inc. Class B (a)	7,363	121,784
UAP Holding Corp.	3,989	62,149
United Rentals, Inc. (a)	11,107	210,144
W.W. Grainger, Inc.	17,500	1,098,650
Watsco, Inc.	4,164	158,898

	Shares	Value (Note 1)
WESCO International, Inc. (a)	5,100	$ 183,243
Willis Lease Finance Corp. (a)	1,200	10,140
		3,690,089
Transportation Infrastructure - 0.0%
Macquarie Infrastructure Co. Trust	6,073	172,352
TIMCO Aviation Services, Inc. (a)(d)	458	76
		172,428
TOTAL INDUSTRIALS		301,813,433
INFORMATION TECHNOLOGY - 14.9%
Communications Equipment - 2.3%
3Com Corp. (a)	64,931	232,453
ACE*COMM Corp. (a)(d)	3,806	12,179
ADC Telecommunications, Inc. (a)	181,268	416,916
Adtran, Inc.	12,978	242,818
Airnet Communications Corp. (a)(d)	280	400
Alliance Fiber Optic Products, Inc. (a)	2,400	2,832
AltiGen Communications, Inc. (a)	3,200	10,752
Amplidyne, Inc. (a)	3,300	132
Anaren, Inc. (a)	1,500	19,155
Andrew Corp. (a)	28,712	347,415
Applied Innovation, Inc. (a)	1,500	5,490
Arris Group, Inc. (a)	10,500	66,675
Aspect Communications Corp. (a)	9,151	99,746
Audiovox Corp. Class A (a)	3,500	52,185
Avanex Corp. (a)(d)	29,243	50,883
Avaya, Inc. (a)	93,998	1,315,972
Avici Systems, Inc. (a)(d)	2,400	12,960
Avocent Corp. (a)	8,828	302,447
Aware, Inc. (a)	6,698	41,126
Bel Fuse, Inc. Class B	6,850	212,213
Belden CDT, Inc.	9,519	228,646
Black Box Corp.	2,700	105,165
Blonder Tongue Laboratories, Inc. (a)	3,900	14,118
Brooktrout, Inc. (a)	1,900	24,529
C-COR.net Corp. (a)	10,684	80,985
Carrier Access Corp. (a)	3,100	21,576
Centillium Communications, Inc. (a)	3,503	7,181
CIENA Corp. (a)	149,732	296,469
Cisco Systems, Inc. (a)	1,413,298	24,619,651
Cognitronics Corp. (a)	2,400	10,536
Comarco, Inc. (a)	450	3,825
CommScope, Inc. (a)	12,913	195,503
Communications Systems, Inc.	2,276	28,996
Computer Network Technology Corp. (a)(d)	4,067	19,928
Comtech Telecommunications Corp. (a)	1,950	70,122
Comverse Technology, Inc. (a)	39,785	923,410
Copper Mountain Networks, Inc. (a)(d)	620	837
Corning, Inc. (a)	303,477	3,480,881
CoSine Communications, Inc. (a)	700	1,645
DAOU Systems, Inc. (a)(d)	200	31
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Digi International, Inc. (a)	4,395	$ 66,365
Digital Lightwave, Inc. (a)(d)	6,271	6,459
Ditech Communications Corp. (a)	7,074	88,849
Echelon Corp. (a)	4,379	30,522
EFJ, Inc. (a)	99	851
Enterasys Networks, Inc. (a)	29,865	44,200
Entrada Networks, Inc. (a)	150	21
eOn Communications Corp. (a)	620	1,438
Extreme Networks, Inc. (a)	15,200	88,464
Ezenia!, Inc. (a)	200	180
F5 Networks, Inc. (a)	8,551	471,075
FalconStor Software, Inc. (a)(d)	3,300	23,958
Finisar Corp. (a)(d)	44,126	65,748
Foundry Networks, Inc. (a)	20,518	212,772
Glenayre Technologies, Inc. (a)	7,200	17,208
Globecomm Systems, Inc. (a)	3,000	18,570
Harmonic, Inc. (a)	16,262	178,069
Harris Corp.	13,698	913,657
Inter-Tel, Inc.	3,400	93,466
InterDigital Communication Corp. (a)	9,184	159,159
ION Networks, Inc. (a)	2,400	552
ISCO International, Inc. (a)	1,800	666
Ixia (a)	15,464	278,507
JDS Uniphase Corp. (a)	299,246	568,567
Juniper Networks, Inc. (a)	101,443	2,185,082
Lantronix, Inc. (a)	500	835
Loral Space & Communications Ltd.	4,101	595
Lucent Technologies, Inc. (a)	924,931	2,839,538
Motorola, Inc.	496,585	7,776,521
MRV Communications, Inc. (a)(d)	15,973	59,100
NETGEAR, Inc. (a)	3,400	46,580
Network Engines, Inc. (a)	2,300	4,301
Network Equipment Technologies, Inc. (a)	3,600	25,776
NMS Communications Corp. (a)	2,800	14,000
NumereX Corp. Class A (a)	2,600	11,622
Occam Networks, Inc. (a)	3,400	425
Oplink Communications, Inc. (a)	16,222	25,955
Optelecom, Inc. (a)	529	5,496
Optical Cable Corp. (a)	656	3,214
Optical Cable Corp. warrants 10/24/07 (a)	762	15
Optical Communication Products, Inc. (a)	5,795	10,547
P-Com, Inc. (a)(d)	36	10
Packeteer, Inc. (a)	4,410	69,766
Paradyne Networks, Inc. (a)	4,146	8,375
Parkervision, Inc. (a)(d)	900	9,279
PC-Tel, Inc. (a)	2,200	16,610
Performance Technologies, Inc. (a)	2,900	26,999
Plantronics, Inc.	8,715	317,575
Polycom, Inc. (a)	20,267	328,123
Powerwave Technologies, Inc. (a)	19,697	134,924

	Shares	Value (Note 1)
Proxim Corp. Class A (a)(d)	1,646	$ 2,321
QUALCOMM, Inc.	342,346	12,362,114
Redback Networks, Inc. (a)	23,235	154,513
REMEC, Inc. (a)	7,800	48,906
SafeNet, Inc. (a)	3,062	91,860
Science Dynamics Corp. (a)	4,100	390
Scientific-Atlanta, Inc.	29,807	921,036
SCM Microsystems, Inc. (a)	600	2,310
SeaChange International, Inc. (a)(d)	4,650	64,403
SiRF Technology Holdings, Inc.	15,696	176,423
Sonus Networks, Inc. (a)	47,050	247,954
SpectraLink Corp.	3,240	49,280
Stratex Networks, Inc. (a)	7,150	15,087
Stratos International, Inc. (a)	1,058	4,782
Sunrise Telecom, Inc.	4,200	11,676
Sycamore Networks, Inc. (a)	40,582	145,689
Symmetricom, Inc. (a)	7,753	82,182
Tekelec (a)	14,848	252,119
Tellabs, Inc. (a)	92,028	652,479
Telular Corp. (a)(d)	2,100	11,508
TeraForce Technology Corp. (a)	19,900	2,488
Terayon Communication Systems, Inc. (a)	11,777	40,277
Tollgrade Communications, Inc. (a)	2,134	19,121
Tut Systems, Inc. (a)	1,100	4,180
UTStarcom, Inc. (a)(d)	23,293	299,315
Veramark Technologies, Inc. (a)	2,300	3,680
Verilink Corp. (a)(d)	3,400	9,931
Verso Technologies, Inc. (a)(d)	13,318	5,194
ViaSat, Inc. (a)	3,963	78,784
Vyyo, Inc. (a)(d)	1,133	9,313
Wegener Corp. (a)	3,500	5,810
Westell Technologies, Inc. Class A (a)	4,212	26,451
WJ Communications, Inc. (a)	3,700	10,471
YDI Wireless, Inc. (a)(d)	610	1,842
Zhone Technologies, Inc. (a)	24,418	65,684
		66,708,942
Computers & Peripherals - 3.4%
ActivCard Corp. (a)	4,448	28,645
Adaptec, Inc. (a)	16,521	89,874
Advanced Digital Information Corp. (a)	13,177	109,501
Alpha Technologies Group, Inc. (a)	2,100	252
Apple Computer, Inc. (a)	161,350	7,238,161
Applied Films Corp. (a)	2,037	45,731
Astro-Med, Inc.	3,591	35,192
Avid Technology, Inc. (a)(d)	6,622	443,012
Brocade Communications Systems, Inc. (a)	47,561	294,878
Concurrent Computer Corp. (a)	9,619	20,008
Cray, Inc. (a)	9,398	35,336
Crossroads Systems, Inc. (a)	5,525	6,575
Datalink Corp. (a)	2,200	5,456
Dataram Corp. (a)	3,250	15,730
Dell, Inc. (a)	465,604	18,666,064
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Diebold, Inc.	17,662	$ 942,621
Dot Hill Systems Corp. (a)	4,870	30,730
Electronics for Imaging, Inc. (a)	12,121	200,845
EMC Corp. (a)	514,600	6,514,836
Emulex Corp. (a)	15,484	261,680
Exabyte Corp. (a)(d)	100	29
FOCUS Enhancements, Inc. (a)(d)	5,500	6,380
Gateway, Inc. (a)	64,248	301,966
Hauppauge Digital, Inc. (a)	500	2,400
Hewlett-Packard Co.	576,641	11,994,133
Hutchinson Technology, Inc. (a)	3,733	121,920
Hypercom Corp. (a)	7,777	36,552
Imation Corp.	8,261	284,096
InFocus Corp. (a)	5,400	34,560
Innovex, Inc. (a)	1,500	6,435
Intergraph Corp. (a)	6,049	180,079
International Business Machines Corp.	359,092	33,244,737
Interphase Corp. (a)	1,906	12,294
Iomega Corp. (a)	6,880	31,098
Komag, Inc. (a)	9,773	196,926
LaserCard Corp. (a)(d)	1,984	15,376
Lexmark International, Inc. Class A (a)	26,831	2,149,968
Maxtor Corp. (a)	40,116	222,243
McDATA Corp. Class A (a)(d)	16,314	64,114
Mobility Electronics, Inc. (a)	5,783	42,216
MTI Technology Corp. (a)(d)	3,200	6,560
NCR Corp. (a)	40,098	1,563,421
Neoware Systems, Inc. (a)	1,939	23,055
Network Appliance, Inc. (a)	73,930	2,218,639
Novatel Wireless, Inc.	5,888	63,355
Overland Storage, Inc. (a)	2,079	30,769
palmOne, Inc. (a)(d)	11,758	280,076
Pinnacle Systems, Inc. (a)	6,998	29,951
Presstek, Inc. (a)	7,102	62,995
QLogic Corp. (a)	20,957	844,358
Quantum Corp. (a)	19,830	57,309
SanDisk Corp. (a)	34,328	922,737
SBS Technologies, Inc. (a)	3,482	42,202
Scan-Optics, Inc. (a)	300	60
Seagate Technology	39,608	711,756
Silicon Graphics, Inc. (a)(d)	26,400	29,304
SimpleTech, Inc. (a)	7,700	30,261
Socket Communications, Inc. (a)(d)	3,300	4,620
Storage Technology Corp. (a)	25,843	821,807
Stratasys, Inc. (a)(d)	1,507	43,643
Sun Microsystems, Inc. (a)	689,977	2,911,703
Synaptics, Inc. (a)	4,302	102,775
UNOVA, Inc. (a)	8,267	192,456
Video Display Corp. (d)	2,880	44,032
ViewCast.com, Inc. (a)	13,700	3,425
VPGI Corp. (a)	825	157

	Shares	Value (Note 1)
Western Digital Corp. (a)	46,473	$ 523,286
Xybernaut Corp. (a)(d)	38,052	31,203
		95,528,564
Electronic Equipment & Instruments - 0.6%
Advanced Photonix, Inc. Class A (a)(d)	5,286	8,880
Aeroflex, Inc. (a)	13,939	141,620
Aetrium, Inc. (a)(d)	2,400	7,680
Agilent Technologies, Inc. (a)	91,794	2,203,056
Agilysys, Inc.	5,700	107,502
Allied Motion Technologies, Inc. (a)	4,100	31,033
American Technical Ceramics Corp. (a)	1,900	17,670
American Technology Corp. (a)(d)	900	8,749
Amphenol Corp. Class A	18,869	752,873
Anixter International, Inc.	8,178	307,002
APA Optics, Inc. (a)	2,800	5,012
Arrow Electronics, Inc. (a)	21,687	583,380
Avnet, Inc. (a)	26,274	509,716
AVX Corp.	10,198	125,129
Axcess, Inc. (a)	1,600	3,040
BEI Technologies, Inc.	2,673	73,320
Bell Industries, Inc. (a)	7,200	21,528
Bell Microproducts, Inc. (a)	3,480	31,076
Benchmark Electronics, Inc. (a)	8,075	262,599
Benthos, Inc. (a)	2,454	45,885
Brightpoint, Inc. (a)	3,472	62,565
Broadcast International, Inc. (a)	270	1,080
CalAmp Corp. (a)	3,032	21,952
Cash Technologies, Inc. (a)	3,400	4,250
CDW Corp.	13,865	796,822
CellStar Corp. (a)	1,700	4,998
Checkpoint Systems, Inc. (a)	4,849	80,930
Chyron Corp. (a)(d)	1,500	615
Cogent, Inc.	3,390	82,580
Cognex Corp.	10,569	292,761
Coherent, Inc. (a)	4,300	130,505
Conolog Corp. (a)(d)	140	409
CTS Corp.	5,303	69,734
CyberOptics Corp. (a)	850	11,603
Daktronics, Inc. (a)	2,379	51,981
DDi Corp. (a)	13,825	34,839
Digital Theater Systems, Inc. (a)	1,697	31,327
Digital Video Systems, Inc. (a)	180	877
Dionex Corp. (a)	3,300	189,948
Dolby Laboratories, Inc. Class A (d)	660	15,233
Duraswitch Industries, Inc. (a)	1,500	3,270
Electro Scientific Industries, Inc. (a)	3,700	83,620
eMagin Corp. (a)(d)	3,800	3,762
En Pointe Technologies, Inc. (a)	1,400	5,152
Excel Technology, Inc. (a)	1,100	25,245
Fargo Electronics, Inc. (a)	2,211	30,534
FARO Technologies, Inc. (a)	3,698	97,812
FLIR Systems, Inc. (a)	15,678	489,938
Frequency Electronics, Inc.	500	7,550
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Gerber Scientific, Inc. (a)	3,800	$ 24,358
Giga-Tronics, Inc. (a)	3,000	10,200
Global Imaging Systems, Inc. (a)	3,800	135,052
GTSI Corp. (a)	1,990	19,104
Identix, Inc. (a)	9,332	55,805
IEC Electronics Corp. (a)	100	59
Ingram Micro, Inc. Class A (a)	26,234	470,113
Interlink Electronics, Inc. (a)	1,200	9,492
Iteris, Inc. (a)	1,200	3,600
Itron, Inc. (a)	3,000	79,950
Jabil Circuit, Inc. (a)	33,641	864,910
Jaco Electronics, Inc. (a)	1,950	5,850
Keithley Instruments, Inc.	1,200	19,872
KEMET Corp. (a)	12,784	104,445
Landauer, Inc.	1,400	67,354
LeCroy Corp. (a)	1,700	40,290
Lexar Media, Inc. (a)(d)	13,325	54,100
LightPath Technologies, Inc. Class A (a)(d)	437	1,534
Littelfuse, Inc. (a)	3,052	99,251
LoJack Corp. (a)	3,600	46,512
Maxwell Technologies, Inc. (a)	1,100	11,979
MDI, Inc. (a)	3,700	2,442
Measurement Specialties, Inc. (a)	3,305	83,617
Mechanical Technology, Inc. (a)(d)	4,800	23,141
Merix Corp. (a)	1,450	14,718
Methode Electronics, Inc. Class A	5,200	58,188
Metrologic Instruments, Inc. (a)	2,058	48,486
Micronetics, Inc. Delaware (a)	1,137	9,835
MOCON, Inc.	2,152	20,014
Molex, Inc.	26,894	675,846
MSGI Security Solutions, Inc. (a)	11	166
MTS Systems Corp.	3,500	105,700
National Instruments Corp.	12,172	347,632
Newport Corp. (a)	4,126	58,135
NU Horizons Electronics Corp. (a)	3,452	24,060
OSI Systems, Inc. (a)	2,149	36,490
OYO Geospace Corp. (a)	1,300	26,897
Park Electrochemical Corp.	2,880	57,312
Parlex Corp. (a)	1,600	11,056
Paxar Corp. (a)	6,365	149,132
PC Connection, Inc. (a)	2,250	17,258
Pemstar, Inc. (a)	3,100	4,340
PFSweb, Inc. (a)	9,321	29,827
Photon Dynamics, Inc. (a)	2,232	51,894
Planar Systems, Inc. (a)	2,218	17,877
Plexus Corp. (a)	6,504	68,942
RadiSys Corp. (a)	3,400	51,782
Research Frontiers, Inc. (a)(d)	2,000	10,280
Richardson Electronics Ltd.	2,448	27,589
Rofin-Sinar Technologies, Inc. (a)	2,100	76,965
Rogers Corp. (a)	3,542	161,728

	Shares	Value (Note 1)
Sanmina-SCI Corp. (a)	112,065	$ 621,961
Satcon Technology Corp. (a)	1,200	2,112
ScanSource, Inc. (a)	1,927	120,919
Scientific Technologies, Inc. (a)	3,100	13,981
Sirenza Microdevices, Inc. (a)	4,500	19,125
Solectron Corp. (a)	205,862	1,019,017
Somera Communications, Inc. (a)	2,800	4,340
Spectrum Control, Inc. (a)	1,500	11,190
Staktek Holdings, Inc.	558	2,053
StockerYale, Inc. (a)(d)	1,200	1,092
Super Vision International, Inc. Class A (a)	2,100	8,694
Superconductor Technologies, Inc. (a)(d)	6,380	5,933
Symbol Technologies, Inc.	46,108	817,495
SYNNEX Corp. (a)	5,592	126,267
Taser International, Inc. (a)(d)	11,903	154,858
Tech Data Corp. (a)	12,825	525,697
Technitrol, Inc.	6,089	108,080
Tektronix, Inc.	20,079	580,685
Trimble Navigation Ltd. (a)	10,528	379,219
TTM Technologies, Inc. (a)	7,352	79,181
Universal Display Corp. (a)	2,400	18,144
Veeco Instruments, Inc. (a)	4,200	62,832
Viisage Technology, Inc. (a)(d)	4,589	26,616
Vishay Intertechnology, Inc. (a)	25,123	327,855
Woodhead Industries, Inc.	1,600	22,336
X-Rite, Inc.	2,700	43,659
Zomax, Inc. (a)	4,900	20,825
Zones, Inc. (a)	4,000	16,164
Zygo Corp. (a)	1,200	15,636
		17,429,787
Internet Software & Services - 0.7%
24/7 Real Media, Inc. (a)	460	1,697
Akamai Technologies, Inc. (a)	25,106	276,417
America Online Latin America, Inc. Class A (a)(d)	7,978	4,069
Apropos Technology, Inc. (a)	750	2,205
aQuantive, Inc. (a)	8,967	94,781
Ariba, Inc. (a)(d)	15,281	139,210
Art Technology Group, Inc. (a)	12,485	14,483
Ask Jeeves, Inc. (a)	11,637	266,022
Autobytel, Inc. (a)	5,594	30,879
Bankrate, Inc. (a)(d)	3,082	46,107
Blue Coat Systems, Inc. (a)(d)	2,981	55,506
Blue Martini Software, Inc. (a)	1,785	4,391
BPZ Energy, Inc. (a)	346	1,990
BroadVision, Inc. (a)(d)	5,124	11,170
Calico Commerce, Inc. (a)	626	0
Centra Software, Inc. (a)	5,611	14,701
Chordiant Software, Inc. (a)	14,210	24,725
Click Commerce, Inc. (a)(d)	500	6,825
CMGI, Inc. (a)	94,144	181,698
CNET Networks, Inc. (a)	21,738	196,729
Communication Intelligence Corp. (a)(d)	3,800	1,786
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Corillian Corp. (a)	1,722	$ 5,476
Critical Path, Inc. (a)(d)	3,689	3,320
CyberSource Corp. (a)	2,800	15,064
deltathree, Inc. (a)	500	2,335
Digital Impact, Inc. (a)	800	1,600
Digital Insight Corp. (a)	5,022	80,603
Digital River, Inc. (a)	7,732	232,965
Digitas, Inc. (a)	10,177	100,752
DoubleClick, Inc. (a)	27,698	215,767
DSL.net, Inc. (a)(d)	1,895	303
EarthLink, Inc. (a)	33,248	290,255
EasyLink Services Corp. Class A (a)	170	184
eCollege.com (a)	3,535	40,865
eGain Communications Corp. (a)	500	490
Elcom International, Inc. (a)(d)	2,200	396
Entrust, Inc. (a)	7,900	31,916
Equinix, Inc. (a)	5,633	246,669
FindWhat.com (a)(d)	3,079	33,869
Google, Inc. Class A (sub. vtg.) (d)	19,774	3,717,314
GoRemote Internet Communications, Inc. (a)	2,000	3,400
Greenfield Online, Inc.	3,100	52,204
High Speed Access Corp. (a)	5,100	0
Homestore, Inc. (a)	33,750	80,325
I-Many, Inc. (a)	5,700	9,063
iBasis, Inc. (a)(d)	2,400	4,968
InfoSpace, Inc. (a)	4,695	194,655
Innodata Isogen, Inc. (a)	9,200	39,652
Interland, Inc. (a)	1,108	2,859
Internap Network Services Corp. (a)	83,396	47,536
Internet America, Inc. (a)(d)	4,200	4,830
Internet Capital Group, Inc. (a)	1,307	10,874
Internet Commerce Corp. Class A (a)(d)	600	1,224
Interwoven, Inc. (a)	5,949	53,957
Intraware, Inc. (a)(d)	1,200	1,068
iPass, Inc. (a)	21,857	133,109
IPIX Corp. (a)(d)	295	997
iVillage, Inc. (a)	6,349	36,507
j2 Global Communications, Inc. (a)(d)	3,244	124,278
Jupiter Media Metrix, Inc. (a)	4,711	0
Jupitermedia Corp. (a)	1,200	16,128
Kana Software, Inc. (a)(d)	3,268	5,131
Keynote Systems, Inc. (a)	1,600	19,040
LookSmart Ltd. (a)	11,207	12,216
Loudeye Corp. (a)(d)	2,000	3,500
LQ Corp., Inc. (a)	574	987
MatrixOne, Inc. (a)	7,185	38,009
NaviSite, Inc. (a)	344	771
Neoforma, Inc. (a)	2,800	23,828
Net2Phone, Inc. (a)	5,858	13,649
NetRatings, Inc. (a)	3,275	61,996

	Shares	Value (Note 1)
NIC, Inc. (a)	4,201	$ 21,341
Niku Corp. (a)	1,390	29,343
On2.Com, Inc. (a)(d)	18,981	13,477
Onstream Media Corp. (a)(d)	206	402
Openwave Systems, Inc. (a)	9,624	122,802
Optio Software, Inc. (a)	3,000	4,110
PEC Solutions, Inc. (a)(d)	3,500	40,320
Plumtree Software, Inc. (a)	9,421	50,214
Prescient Applied Intel, Inc. (a)	120	62
Quovadx, Inc. (a)	7,549	21,968
Raindance Communications, Inc. (a)	14,360	33,315
RealNetworks, Inc. (a)	41,635	260,635
Register.com, Inc. (a)	4,844	29,839
Retek, Inc. (a)	7,752	65,194
S1 Corp. (a)	6,982	53,622
Saba Software, Inc. (a)(d)	600	3,228
Salon Media Group, Inc. (a)	5,500	1,705
SAVVIS Communications Corp. (a)(d)	9,243	7,025
SeeBeyond Technology Corp. (a)	8,415	31,977
Selectica, Inc. (a)	6,434	20,589
SmartServ Online, Inc. (a)(d)	150	248
SonicWALL, Inc. (a)	13,089	80,890
Stellent, Inc. (a)	4,736	42,577
Supportsoft, Inc. (a)	10,058	59,443
Terremark Worldwide, Inc. (a)	66,107	49,580
The Sedona Corp. (a)	6,100	2,379
TheStreet.com, Inc. (a)	3,600	15,840
Track Data Corp. (d)	8,200	5,084
Tucows, Inc. (a)	2,000	1,800
Tumbleweed Communications Corp. (a)	1,858	4,831
United Online, Inc. (a)	8,586	93,158
ValueClick, Inc. (a)	11,691	147,891
VeriSign, Inc. (a)	52,948	1,451,834
Via Net.Works, Inc. (a)(d)	2,930	1,699
Vignette Corp. (a)(d)	28,284	33,658
Vitria Technology, Inc. (a)	2,487	8,580
Webb Interactive Services, Inc. (a)(d)	4,300	1,634
WebEx Communications, Inc. (a)	10,438	243,936
webMethods, Inc. (a)	6,251	39,194
Websense, Inc. (a)	5,647	337,973
WorldGate Communications, Inc. (a)(d)	1,300	5,278
Yahoo!, Inc. (a)	244,106	7,877,301
Zix Corp. (a)(d)	10,905	32,388
		18,740,659
IT Services - 1.2%
Acxiom Corp.	16,559	372,578
Affiliated Computer Services, Inc. Class A (a)	24,353	1,259,050
Affinity Technology Group, Inc. (a)	10,600	1,166
Alliance Data Systems Corp. (a)	8,580	338,481
Answerthink, Inc. (a)	2,704	11,573
Anteon International Corp. (a)	7,822	296,923
Applied Digital Solutions, Inc. (a)(d)	2,397	10,787
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
IT Services - continued
Automatic Data Processing, Inc.	123,243	$ 5,294,519
BearingPoint, Inc. (a)	38,190	300,173
CACI International, Inc. Class A (a)	5,185	279,783
Carreker Corp. (a)	4,530	31,891
Ceridian Corp. (a)	31,365	572,411
Certegy, Inc.	12,501	445,411
CheckFree Corp. (a)	15,272	588,583
Ciber, Inc. (a)	7,491	56,108
Cognizant Technology Solutions Corp. Class A (a)	27,057	1,277,902
Computer Horizons Corp. (a)	5,300	19,822
Computer Sciences Corp. (a)	37,476	1,732,515
Convergys Corp. (a)	24,483	367,000
Corio, Inc. (a)	7,600	21,204
Covansys Corp. (a)	1,255	14,809
CSG Systems International, Inc. (a)	7,200	123,120
CSP, Inc. (a)	3,600	28,894
Direct Insite Corp. (a)	40	55
DST Systems, Inc. (a)	15,589	740,322
Edgewater Technology, Inc. (a)	2,800	14,140
eFunds Corp. (a)	11,708	260,386
Electronic Data Systems Corp.	104,691	2,229,918
eLoyalty Corp. (a)	3,847	28,006
ePresence, Inc. (a)	600	0
Euronet Worldwide, Inc. (a)	4,100	106,231
First Data Corp.	177,325	7,273,872
Fiserv, Inc. (a)	40,125	1,522,343
Forrester Research, Inc. (a)	3,800	59,660
Gartner, Inc. Class A (a)	22,106	212,881
Global Payments, Inc. (d)	7,206	400,077
Hewitt Associates, Inc. Class A (a)	8,829	271,403
iGate Corp. (a)	4,382	18,010
Infocrossing, Inc. (a)(d)	12,655	237,408
Inforte Corp. (a)	640	4,128
infoUSA, Inc.	5,193	53,696
InteliData Technologies Corp. (a)(d)	4,700	1,880
Intrado, Inc. (a)	3,108	38,912
iPayment, Inc. (a)	1,534	66,023
Iron Mountain, Inc. (a)	20,847	563,911
Kanbay International, Inc.	4,600	104,926
Keane, Inc. (a)	8,692	115,082
Lightbridge, Inc. (a)	4,152	24,040
Lionbridge Technologies, Inc. (a)	18,336	109,833
ManTech International Corp. Class A (a)	7,337	181,077
Maximus, Inc.	3,215	108,860
Meta Group, Inc. (a)	2,450	24,329
MPS Group, Inc. (a)	15,674	168,339
New Century Equity Holdings Corp. (a)	1,200	325
Paychex, Inc.	73,167	2,336,222
Pegasus Solutions, Inc. (a)	3,050	36,356
Perot Systems Corp. Class A (a)	22,474	298,005

	Shares	Value (Note 1)
RightNow Technologies, Inc.	665	$ 8,419
Sabre Holdings Corp. Class A	28,409	598,862
Safeguard Scientifics, Inc. (a)	11,755	18,690
Sapient Corp. (a)	32,671	240,785
SM&A (a)	3,853	30,824
SRA International, Inc. Class A (a)	3,592	218,501
StarTek, Inc.	1,900	34,295
Storage Engine, Inc. (a)	434	1
SunGard Data Systems, Inc. (a)	60,730	1,585,660
Sykes Enterprises, Inc. (a)	6,100	46,787
Syntel, Inc.	5,600	106,456
Technology Solutions Co. (a)	9,105	9,651
The BISYS Group, Inc. (a)	23,652	350,523
The Management Network Group, Inc. (a)	1,200	2,952
Tier Technologies, Inc. Class B (a)	3,200	21,376
Titan Corp. (a)	17,956	298,070
TNS, Inc.	834	16,430
Total System Services, Inc.	6,668	160,232
TSR, Inc.	100	780
Tyler Technologies, Inc. (a)	6,359	44,767
Unisys Corp. (a)	69,966	537,339
Wright Express Corp.	3,504	62,687
		35,449,446
Office Electronics - 0.1%
Xerox Corp. (a)	194,751	3,038,116
Zebra Technologies Corp. Class A (a)	14,304	713,340
		3,751,456
Semiconductors & Semiconductor Equipment - 3.1%
8X8, Inc. (a)(d)	1,000	2,240
Actel Corp. (a)	3,829	65,323
ADE Corp. (a)	800	15,984
Advanced Energy Industries, Inc. (a)	4,100	38,171
Advanced Micro Devices, Inc. (a)	79,207	1,382,162
Advanced Power Technology, Inc. (a)	2,155	16,701
AEHR Test Systems (a)	3,046	9,138
Agere Systems, Inc. Class A (a)	392,925	644,397
Alliance Semiconductor Corp. (a)(d)	2,900	7,801
Altera Corp. (a)	73,416	1,522,648
AMIS Holdings, Inc. (a)	8,318	93,578
Amkor Technology, Inc. (a)(d)	28,226	123,348
Amtech Systems, Inc. (a)	3,500	11,375
ANADIGICS, Inc. (a)(d)	5,094	12,073
Analog Devices, Inc.	76,494	2,808,860
Applied Materials, Inc. (a)	360,350	6,306,125
Applied Micro Circuits Corp. (a)	58,565	202,049
Asyst Technologies, Inc. (a)	5,531	26,991
Atheros Communications, Inc. (d)	17,385	238,696
Atmel Corp. (a)	76,239	240,153
ATMI, Inc. (a)	4,900	133,378
August Technology Corp. (a)	2,100	25,683
Axcelis Technologies, Inc. (a)	22,378	192,451
AXT, Inc. (a)	5,100	7,089
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Broadcom Corp. Class A (a)	54,060	$ 1,743,435
Brooks Automation, Inc. (a)	8,613	155,981
Cabot Microelectronics Corp. (a)	6,707	217,910
California Micro Devices Corp. (a)	1,400	10,808
Celeritek, Inc.	800	608
Ceva, Inc. (a)	3,103	24,545
Cirrus Logic, Inc. (a)	12,367	57,878
Cohu, Inc.	3,575	65,172
Conexant Systems, Inc. (a)	87,659	157,786
Credence Systems Corp. (a)	30,931	271,265
Cree, Inc. (a)(d)	15,121	355,646
Cymer, Inc. (a)	6,153	177,852
Cypress Semiconductor Corp. (a)	38,400	540,672
Diodes, Inc. (a)	2,892	74,353
DPAC Technologies Corp. (a)(d)	5,400	2,700
DSP Group, Inc. (a)	4,100	103,218
DuPont Photomasks, Inc. (a)	2,946	77,598
Electroglas, Inc. (a)(d)	4,674	19,304
EMCORE Corp. (a)	2,848	8,544
Entegris, Inc. (a)	9,300	89,838
ESS Technology, Inc. (a)	6,403	36,113
Exar Corp. (a)	5,900	83,367
Fairchild Semiconductor International, Inc. (a)	27,314	451,227
FEI Co. (a)	4,100	101,475
FormFactor, Inc. (a)	5,967	137,062
Freescale Semiconductor, Inc.:
Class A	24,529	463,598
Class B (a)	65,291	1,252,281
FSI International, Inc. (a)	4,200	19,446
Genesis Microchip, Inc. (a)	7,558	111,405
Helix Technology Corp.	4,273	73,581
Hi/fn, Inc. (a)	1,922	15,895
Ibis Technology Corp. (a)	2,229	6,442
Integrated Circuit Systems, Inc. (a)	16,572	334,423
Integrated Device Technology, Inc. (a)	20,937	261,922
Integrated Silicon Solution, Inc. (a)(d)	4,221	26,930
Intel Corp.	1,337,951	32,084,065
International Rectifier Corp. (a)	15,987	703,428
Intersil Corp. Class A	27,503	463,701
Intest Corp. (a)	2,530	12,119
IXYS Corp. (a)	3,700	38,258
JMAR Technologies, Inc. (a)	2,900	3,799
KLA-Tencor Corp.	42,932	2,121,270
Kopin Corp. (a)	9,400	34,122
Kulicke & Soffa Industries, Inc. (a)	7,962	51,594
Lam Research Corp. (a)	30,532	959,926
Lattice Semiconductor Corp. (a)	21,552	113,795
Leadis Technology, Inc.	7,132	47,570
Linear Technology Corp.	62,883	2,456,210
LSI Logic Corp. (a)	68,519	437,151

	Shares	Value (Note 1)
LTX Corp. (a)	8,192	$ 44,237
Mattson Technology, Inc. (a)	7,388	72,402
Maxim Integrated Products, Inc.	66,616	2,865,820
MEMC Electronic Materials, Inc. (a)	25,476	330,678
Micrel, Inc. (a)	13,153	124,033
Micro Component Technology, Inc. (a)	4,500	1,665
Micro Linear Corp. (a)	100	492
Microchip Technology, Inc.	46,337	1,272,414
Micron Technology, Inc. (a)	139,513	1,604,400
Microsemi Corp. (a)	13,966	227,087
Mindspeed Technologies, Inc. (a)	25,211	71,095
MIPS Technologies, Inc. (a)	6,500	71,890
MKS Instruments, Inc. (a)	12,987	240,130
Monolithic System Technology, Inc. (a)	4,277	24,464
Mykrolis Corp. (a)	7,024	94,964
Nanometrics, Inc. (a)(d)	800	9,936
National Semiconductor Corp.	76,338	1,522,943
NeoMagic Corp. (a)(d)	1,000	710
Novellus Systems, Inc. (a)(d)	30,894	912,454
NVIDIA Corp. (a)	32,620	945,654
Omnivision Technologies, Inc. (a)(d)	9,772	197,492
ON Semiconductor Corp. (a)	49,216	223,441
PDF Solutions, Inc. (a)	4,200	56,910
Pericom Semiconductor Corp. (a)	4,500	39,915
Photronics, Inc. (a)	4,841	89,946
Pixelworks, Inc. (a)	5,600	53,312
PLX Technology, Inc. (a)	3,886	46,826
Power Integrations, Inc. (a)	3,900	82,836
QuickLogic Corp. (a)	4,793	17,590
Rambus, Inc. (a)(d)	20,136	353,790
Ramtron International Corp. (a)	4,700	19,270
Reliability, Inc. (a)	100	42
RF Micro Devices, Inc. (a)	34,167	187,919
Rudolph Technologies, Inc. (a)	2,300	42,182
Semitool, Inc. (a)	4,700	49,068
Semtech Corp. (a)	12,533	245,145
Sigma Designs, Inc. (a)(d)	2,609	30,225
SigmaTel, Inc. (a)	3,990	166,343
Silicon Image, Inc. (a)	18,184	209,480
Silicon Laboratories, Inc. (a)	8,113	284,766
Silicon Storage Technology, Inc. (a)	18,672	86,265
Siliconix, Inc. (a)	902	25,590
Sipex Corp. (a)	1,500	3,300
Skyworks Solutions, Inc. (a)	26,316	191,054
SRS Labs, Inc. (a)	2,700	13,554
Standard Microsystems Corp. (a)	2,900	50,837
Supertex, Inc. (a)	2,131	41,277
Tegal Corp. (a)	6,100	5,612
Teradyne, Inc. (a)	44,784	690,569
Tessera Technologies, Inc. (a)	8,659	352,768
Texas Instruments, Inc.	365,497	9,674,706
Therma-Wave, Inc. (a)	5,400	15,660
Three-Five Systems, Inc. (a)	1,500	1,860
Transmeta Corp. (a)	19,000	19,950
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Transwitch Corp. (a)(d)	14,454	$ 18,646
Trident Microsystems, Inc. (a)	5,569	102,971
Trio-Tech International (a)	3,600	13,428
Tripath Technology, Inc. (a)(d)	1,600	1,888
TriQuint Semiconductor, Inc. (a)	18,701	64,518
Tvia, Inc. (a)	6,300	9,267
Ultratech, Inc. (a)	3,672	58,275
Varian Semiconductor Equipment Associates, Inc. (a)	6,181	246,251
Virage Logic Corp. (a)	3,148	41,648
Vitesse Semiconductor Corp. (a)(d)	39,408	120,194
Volterra Semiconductor Corp. (d)	5,049	74,220
White Electronic Designs Corp. (a)	3,182	16,037
Xilinx, Inc.	71,279	2,152,626
Zoran Corp. (a)	8,297	88,861
		88,199,500
Software - 3.5%
Accelrys, Inc. (a)	4,164	22,236
Activision, Inc. (a)	28,643	626,136
Actuate Corp. (a)	4,899	13,227
Adept Technology, Inc. (a)	680	4,420
Adobe Systems, Inc.	48,513	2,995,678
Advent Software, Inc. (a)	4,100	72,406
Agile Software Corp. (a)	5,154	35,356
Altiris, Inc. (a)(d)	3,734	109,145
American Software, Inc. Class A	3,700	22,163
Analytical Surveys, Inc. (a)(d)	20	46
Ansoft Corp. (a)	500	13,100
Ansys, Inc. (a)	5,270	189,509
Applix, Inc. (a)	2,600	19,526
ARI Network Services, Inc. (a)	2,800	6,440
Artisoft, Inc. (a)(d)	533	1,439
Ascential Software Corp. (a)	11,190	173,557
Aspen Technology, Inc. (a)	4,900	25,970
Atari, Inc. (a)(d)	28,859	77,054
Authentidate Holding Corp. (a)(d)	1,900	9,576
Autodesk, Inc.	45,122	1,341,026
Axeda Systems, Inc. (a)	4,600	2,530
BEA Systems, Inc. (a)	81,886	679,654
BindView Development Corp. (a)	4,100	13,940
Bitstream, Inc. Class A (a)	5,067	12,070
Blackbaud, Inc.	660	7,636
BMC Software, Inc. (a)	42,685	638,141
Borland Software Corp. (a)	21,785	181,905
Bottomline Technologies, Inc. (a)	1,400	18,270
BSQUARE Corp. (a)	1,200	1,116
Cadence Design Systems, Inc. (a)	53,507	737,326
CAM Commerce Solutions, Inc. (a)	2,300	36,501
Captaris, Inc. (a)	7,200	34,992
Captiva Software Corp. (a)	2,000	24,318
Catapult Communications Corp. (a)	1,500	36,000

	Shares	Value (Note 1)
CCC Information Services Group, Inc. (a)	2,180	$ 47,764
Citrix Systems, Inc. (a)	35,592	800,820
Computer Associates International, Inc.	96,184	2,605,625
Compuware Corp. (a)	67,579	456,834
Concord Communications, Inc. (a)	2,785	28,713
Concur Technologies, Inc. (a)	3,000	25,350
Convera Corp. Class A (a)(d)	2,323	13,636
Datastream Systems, Inc. (a)	2,700	18,090
Datawatch Corp. (a)	2,268	9,503
Digimarc Corp. (a)	1,449	11,215
DocuCorp International, Inc. (a)	2,820	24,590
Dynamics Research Corp. (a)	2,379	39,515
E.piphany, Inc. (a)	9,600	33,312
Electronic Arts, Inc. (a)	64,443	4,155,929
Embarcadero Technologies, Inc. (a)	2,400	16,200
eMerge Interactive, Inc. Class A (a)(d)	3,830	4,060
Epicor Software Corp. (a)	8,396	129,970
EPIQ Systems, Inc. (a)	3,148	39,980
ePlus, Inc. (a)	1,200	15,732
Extended Systems, Inc. (a)	500	2,355
FactSet Research Systems, Inc.	10,891	359,294
Fair, Isaac & Co., Inc.	15,339	518,458
FileNET Corp. (a)	5,751	134,688
Fonix Corp. (a)	465	42
Forgent Networks, Inc. (a)	7,880	17,029
GraphOn Corp. (a)	4,200	2,142
Hyperion Solutions Corp. (a)	9,478	478,449
Informatica Corp. (a)	9,366	72,774
Information Architects Corp. (a)	113	18
Intellisync Corp. (a)(d)	6,400	18,560
Interactive Intelligence, Inc. (a)	2,100	9,009
Internet Security Systems, Inc. (a)	12,578	252,566
InterVideo, Inc.	1,781	22,619
Intervoice, Inc. (a)	11,355	123,202
Intrusion, Inc. (a)(d)	900	2,934
Intuit, Inc. (a)	35,484	1,518,715
Jack Henry & Associates, Inc.	16,855	334,572
JDA Software Group, Inc. (a)	3,900	52,377
Kronos, Inc. (a)	6,812	380,382
Lawson Software, Inc. (a)	29,938	173,640
Level 8 Systems, Inc. (a)(d)	1,500	153
Macromedia, Inc. (a)	14,037	475,714
Macrovision Corp. (a)	9,518	230,812
Magma Design Automation, Inc. (a)	4,600	60,490
Manhattan Associates, Inc. (a)	3,500	69,545
Manugistics Group, Inc. (a)	10,635	21,270
MAPICS, Inc. (a)	4,823	60,770
MapInfo Corp. (a)	3,502	45,981
McAfee, Inc. (a)	32,979	762,804
Mentor Graphics Corp. (a)	20,882	287,754
Mercury Interactive Corp. (a)(d)	18,685	857,268
MetaSolv, Inc. (a)	1,300	3,250
Micromuse, Inc. (a)	10,474	51,532
MICROS Systems, Inc. (a)	8,198	265,861
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Software - continued
Microsoft Corp.	2,014,842	$ 50,733,722
MicroStrategy, Inc. Class A (a)	4,097	289,740
Midway Games, Inc. (a)(d)	7,292	76,347
Mobius Management Systems, Inc. (a)	5,733	33,538
Moldflow Corp. (a)	2,648	44,513
MRO Software, Inc. (a)	3,700	49,987
MSC.Software Corp. (a)(d)	4,853	58,090
Napster, Inc. (a)(d)	3,394	24,708
Nassda Corp. (a)(d)	4,739	31,467
NAVTEQ Corp.	11,873	518,850
NEON Systems, Inc. (a)	900	2,880
Netguru, Inc. (a)	1,800	2,050
NetIQ Corp. (a)	9,253	109,093
NetManage, Inc. (a)	1,157	7,983
NetScout Systems, Inc. (a)	7,668	39,797
NetSol Technologies, Inc. (a)	20	43
NexPrise, Inc. (a)	213	60
Novell, Inc. (a)	83,805	439,138
Nuance Communications, Inc. (a)	4,500	14,265
NYFIX, Inc. (a)(d)	5,400	24,570
ONYX Software Corp. (a)(d)	875	2,625
Open Solutions, Inc. (a)	7,534	153,694
Opnet Technologies, Inc. (a)	4,559	34,238
Opsware, Inc. (a)	24,964	138,550
Oracle Corp. (a)	831,219	10,731,037
PalmSource, Inc. (a)(d)	1,275	12,903
Parametric Technology Corp. (a)	63,973	367,845
Peerless Systems Corp. (a)	200	336
Pegasystems, Inc. (a)	3,570	21,313
Pervasive Software, Inc. (a)	4,094	18,014
Phoenix Technologies Ltd. (a)	3,000	29,880
Plato Learning, Inc. (a)	2,149	16,698
Portal Software, Inc. (a)	5,009	13,825
Programmer's Paradise, Inc.	1,200	17,280
Progress Software Corp. (a)	5,600	129,640
QAD, Inc.	4,079	31,898
Quality Systems, Inc.	903	72,692
Quest Software, Inc. (a)	14,533	197,213
Radiant Systems, Inc. (a)	2,700	21,276
Red Hat, Inc. (a)(d)	31,418	360,050
Renaissance Learning, Inc. (d)	4,400	74,228
Reynolds & Reynolds Co. Class A	14,364	397,452
RSA Security, Inc. (a)	15,723	256,914
SAFLINK Corp. (a)	1,740	3,567
Salesforce.com, Inc.	12,084	194,069
ScanSoft, Inc. (a)(d)	11,212	48,099
SCO Group, Inc. (a)(d)	3,132	13,436
Secure Computing Corp. (a)	4,719	42,943
Segue Software, Inc. (a)	1,900	9,671
SERENA Software, Inc. (a)	4,635	107,069
Siebel Systems, Inc. (a)	88,406	754,103

	Shares	Value (Note 1)
Smith Micro Software, Inc. (a)(d)	3,687	$ 22,638
Sonic Foundry, Inc. (a)(d)	1,800	2,538
Sonic Solutions, Inc. (a)(d)	2,792	43,667
SPSS, Inc. (a)	1,760	34,144
SS&C Technologies, Inc.	3,120	75,254
StorageNetworks, Inc. (a)	13,600	0
SumTotal Systems, Inc. (a)(d)	682	3,853
Sybase, Inc. (a)	17,036	320,958
Symantec Corp. (a)	136,882	3,012,773
Synopsys, Inc. (a)	33,824	612,214
Synplicity, Inc. (a)	300	1,842
Take-Two Interactive Software, Inc. (a)	10,087	369,890
TALX Corp. (d)	3,561	73,179
TenFold Corp. (a)	2,690	1,103
THQ, Inc. (a)	5,700	155,838
TIBCO Software, Inc. (a)	32,652	318,684
Transaction Systems Architects, Inc. Class A (a)	6,378	149,118
Ulticom, Inc. (a)	4,033	56,583
Ultimate Software Group, Inc. (a)(d)	5,525	74,367
VA Software Corp. (a)	11,502	21,509
Vastera, Inc. (a)	3,541	10,056
Verint Systems, Inc. (a)	2,382	94,006
Verisity Ltd. (a)	3,317	39,472
VERITAS Software Corp. (a)	88,645	2,146,982
Verity, Inc. (a)	5,230	61,976
Versant Corp. (a)	3,200	2,432
Versata, Inc. (a)	316	537
VerticalNet, Inc. (a)(d)	530	599
Viewpoint Corp. (a)	3,600	10,152
Visual Networks, Inc. (a)(d)	6,000	23,460
Voxware, Inc. (a)	9,500	456
WatchGuard Technologies, Inc. (a)	2,887	10,480
Wave Systems Corp. Class A (a)(d)	2,100	2,415
Wind River Systems, Inc. (a)	11,250	151,425
Witness Systems, Inc. (a)	1,170	21,891
		99,026,166
TOTAL INFORMATION TECHNOLOGY		424,834,520
MATERIALS - 3.6%
Chemicals - 1.8%
A. Schulman, Inc.	5,900	106,554
Air Products & Chemicals, Inc.	41,794	2,617,140
Airgas, Inc.	10,351	259,810
Albemarle Corp.	5,928	225,264
American Pacific Corp. (a)	800	7,112
American Vanguard Corp. (d)	1,318	51,310
Arch Chemicals, Inc.	3,424	97,858
Atlantis Plastics, Inc. Class A (a)	600	12,600
Bairnco Corp.	800	9,560
Balchem Corp.	750	16,388
Cabot Corp.	12,694	441,751
Calgon Carbon Corp.	3,000	26,190
Common Stocks - continued
	Shares	Value (Note 1)
MATERIALS - continued
Chemicals - continued
Cambrex Corp.	2,830	$ 64,213
Celanese Corp. Class A	9,322	155,677
CFC International, Inc. (a)	600	10,199
Crompton Corp.	33,227	455,210
Cytec Industries, Inc.	7,617	384,887
Dow Chemical Co.	195,569	10,785,630
E.I. du Pont de Nemours & Co.	208,073	11,090,291
Eastman Chemical Co.	17,784	1,026,848
Ecolab, Inc.	39,111	1,240,210
Eden Bioscience Corp. (a)	8,372	6,279
Engelhard Corp.	24,212	732,413
Ferro Corp.	15,338	300,165
Flamemaster Corp.	315	2,646
FMC Corp. (a)	7,553	372,816
Georgia Gulf Corp.	6,865	362,541
Great Lakes Chemical Corp.	14,168	378,286
H.B. Fuller Co.	4,800	127,872
Hawkins, Inc.	5,191	62,552
Hercules, Inc. (a)	23,992	344,045
Huntsman Corp. (d)	12,000	342,720
International Flavors & Fragrances, Inc.	15,718	648,996
Kronos Worldwide, Inc.	58	2,731
LESCO, Inc. (a)	2,923	42,384
Lubrizol Corp.	12,193	519,788
Lyondell Chemical Co.	45,413	1,537,230
MacDermid, Inc.	4,758	159,869
Material Sciences Corp. (a)	1,300	20,085
Minerals Technologies, Inc.	3,200	200,480
Monsanto Co.	56,867	3,342,642
Mosaic Co. (a)	25,640	422,034
Nalco Holding Co.	12,050	235,578
Nanophase Technologies Corp. (a)(d)	3,697	25,879
NewMarket Corp. (a)	7,190	136,682
NL Industries, Inc.	5,326	116,639
Olin Corp.	17,725	442,239
OM Group, Inc. (a)	4,792	152,769
OMNOVA Solutions, Inc. (a)	3,100	14,601
Penford Corp.	600	8,664
PolyOne Corp. (a)	28,630	260,533
PPG Industries, Inc.	33,492	2,409,749
Praxair, Inc.	65,081	2,917,581
Quaker Chemical Corp.	700	15,603
Rohm & Haas Co.	30,732	1,480,360
RPM, Inc.	24,714	462,893
Sensient Technologies Corp.	6,838	149,342
Sigma Aldrich Corp.	11,458	705,927
Spartech Corp.	9,611	211,154
Stepan Co.	700	16,590
Summa Industries, Inc.	500	4,585
Symyx Technologies, Inc. (a)	5,000	139,450
Terra Industries, Inc. (a)(d)	17,967	146,970

	Shares	Value (Note 1)
The Scotts Co. Class A (a)	5,183	$ 363,173
Valspar Corp.	12,042	555,738
Vulcan International Corp.	100	4,765
W.R. Grace & Co. (a)	13,050	128,412
Wellman, Inc.	2,274	31,154
Westlake Chemical Corp.	707	24,519
Zoltek Companies, Inc. (a)(d)	800	10,880
		50,185,705
Construction Materials - 0.1%
Eagle Materials, Inc.	4,054	338,631
Florida Rock Industries, Inc.	7,890	506,301
Headwaters, Inc. (a)	9,029	290,373
Lafarge North America, Inc.	4,057	249,262
Martin Marietta Materials, Inc.	11,253	649,073
Texas Industries, Inc.	3,522	234,917
U.S. Concrete, Inc. (a)	100	625
Vulcan Materials Co.	15,591	902,095
		3,171,277
Containers & Packaging - 0.3%
AEP Industries, Inc. (a)	600	12,240
Anchor Glass Container Corp.	11,433	53,278
Aptargroup, Inc.	6,929	357,675
Ball Corp.	20,634	916,150
Bemis Co., Inc.	18,419	549,623
Caraustar Industries, Inc. (a)	5,232	74,765
Chesapeake Corp.	3,900	83,655
Crown Holdings, Inc. (a)	32,258	530,644
Graphic Packaging Corp. (a)	18,587	112,823
Greif Brothers Corp. Class A	4,918	317,703
Longview Fibre Co.	10,700	179,760
MOD-PAC Corp. (a)	1,150	18,170
Myers Industries, Inc.	2,494	32,547
Owens-Illinois, Inc. (a)	21,738	541,059
Packaging Corp. of America	18,361	450,212
Packaging Dynamics Corp.	320	4,285
Pactiv Corp. (a)	31,110	703,397
Rock-Tenn Co. Class A	5,000	71,350
Sealed Air Corp. (a)	16,775	876,829
Silgan Holdings, Inc.	3,200	212,736
Smurfit-Stone Container Corp. (a)	51,411	854,965
Sonoco Products Co.	18,312	532,513
Temple-Inland, Inc.	11,543	925,749
		8,412,128
Metals & Mining - 1.0%
AK Steel Holding Corp. (a)	22,608	396,770
Alcoa, Inc.	181,651	5,834,630
Aleris International, Inc. (a)	5,770	115,804
Allegheny Technologies, Inc.	15,150	372,842
Alliance Resource Partners LP	1,538	118,457
Amcol International Corp.	3,826	84,746
Arch Coal, Inc.	13,748	613,023
Brush Engineered Materials, Inc. (a)	4,706	95,861
Common Stocks - continued
	Shares	Value (Note 1)
MATERIALS - continued
Metals & Mining - continued
Carpenter Technology Corp.	4,219	$ 285,289
Century Aluminum Co. (a)(d)	6,300	204,813
Cleveland-Cliffs, Inc. (d)	5,855	470,449
Coeur d'Alene Mines Corp. (a)	37,016	148,434
Commercial Metals Co.	14,862	517,198
Compass Minerals International, Inc.	11,094	277,350
CONSOL Energy, Inc.	19,102	875,636
Foundation Coal Holdings, Inc.	5,415	139,328
Freeport-McMoRan Copper & Gold, Inc. Class B	37,051	1,549,473
Gibraltar Industries, Inc.	11,584	285,777
Glamis Gold Ltd. (a)	24,760	431,787
GrafTech International Ltd. (a)	17,313	159,972
Hecla Mining Co. (a)	17,839	100,612
International Steel Group, Inc. (a)	14,499	605,333
Massey Energy Co.	15,938	694,578
Meridian Gold, Inc. (a)	19,029	367,482
Natural Resource Partners LP (d)	1,123	68,537
Newmont Mining Corp.	82,447	3,711,764
NN, Inc.	100	1,078
Nucor Corp.	28,631	1,784,857
Oregon Steel Mills, Inc. (a)	10,953	318,842
Peabody Energy Corp.	13,248	1,286,381
Penn Virginia Resource Partners LP (d)	3,213	174,112
Phelps Dodge Corp.	19,499	2,075,669
Quanex Corp.	7,326	431,135
Roanoke Electric Steel Corp.	5,013	132,794
Royal Gold, Inc.	3,723	65,636
RTI International Metals, Inc. (a)	4,252	115,229
Ryerson Tull, Inc.	1,290	18,512
Schnitzer Steel Industries, Inc. Class A	2,271	92,248
Southern Peru Copper Corp. (d)	2,767	174,072
Steel Dynamics, Inc.	10,869	484,105
Steel Technologies, Inc.	2,600	80,158
Stillwater Mining Co. (a)	16,535	188,168
Synalloy Corp. (a)	700	7,028
Titanium Metals Corp. (a)	2,050	78,064
United States Steel Corp.	24,214	1,509,985
Universal Stainless & Alloy Products, Inc. (a)	2,700	48,600
USEC, Inc.	15,100	223,480
Wheeling Pittsburgh Corp. (a)	2,314	96,436
WHX Corp. (a)(d)	166	129
Worthington Industries, Inc.	12,166	254,878
		28,167,541
Paper & Forest Products - 0.4%
Bowater, Inc.	16,248	630,910
Buckeye Technologies, Inc. (a)	6,535	78,224
Deltic Timber Corp.	2,383	109,380
Georgia-Pacific Corp.	43,538	1,559,096
International Paper Co.	99,791	3,727,194

	Shares	Value (Note 1)
Louisiana-Pacific Corp.	18,400	$ 483,368
MeadWestvaco Corp.	45,935	1,440,522
Neenah Paper, Inc.	2,897	101,859
P.H. Glatfelter Co.	6,530	96,775
Pope & Talbot, Inc.	1,500	24,300
Potlatch Corp.	4,800	221,520
Schweitzer-Mauduit International, Inc.	5,576	189,863
Wausau-Mosinee Paper Corp.	9,800	147,784
Weyerhaeuser Co.	43,856	2,935,282
		11,746,077
TOTAL MATERIALS		101,682,728
TELECOMMUNICATION SERVICES - 2.8%
Diversified Telecommunication Services - 2.4%
Acceris Communications, Inc. (a)(d)	450	270
Alaska Communication Systems Group, Inc. (d)	4,500	38,655
Allegiance Telecom, Inc. (a)	7,100	33
ALLTEL Corp.	64,068	3,664,690
AT&T Corp.	172,062	3,343,165
BellSouth Corp.	385,459	9,944,842
Broadwing Corp. (a)(d)	10,240	60,416
CenturyTel, Inc.	27,170	913,999
Cincinnati Bell, Inc. (a)	61,223	269,381
Citizens Communications Co.	71,824	958,132
Cogent Communications Group, Inc. (a)	43	29
Commonwealth Telephone Enterprises, Inc. (a)	3,600	171,360
Covad Communications Group, Inc. (a)(d)	33,939	51,587
CT Communications, Inc.	1,738	19,379
D&E Communications, Inc.	2,800	29,876
FairPoint Communications, Inc.	3,643	63,388
Fibernet Telecom Group, Inc. (a)	30	17
General Communications, Inc. Class A (a)	6,544	61,056
Global Crossing Ltd. (a)(d)	4,203	68,933
HickoryTech Corp.	540	5,708
Hungarian Telephone & Cable Corp. (a)(d)	4,123	58,505
IDT Corp. Class B (a)	11,458	175,537
Iowa Telecommunication Services, Inc.	11,175	221,936
Level 3 Communications, Inc. (a)(d)	106,691	248,590
MCI, Inc.	53,200	1,210,300
McLeodUSA, Inc. Class A (a)(d)	16,080	6,914
Moscow CableCom Corp. (a)	1,700	8,925
North Pittsburgh Systems, Inc.	2,140	49,712
Pac-West Telecomm, Inc. (a)(d)	1,090	1,668
Premiere Global Services, Inc. (a)	8,216	83,639
Primus Telecommunications Group, Inc. (a)(d)	17,273	30,055
Provo International, Inc. (a)	1,066	107
Qwest Communications International, Inc. (a)	322,447	1,257,543
Common Stocks - continued
	Shares	Value (Note 1)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
SBC Communications, Inc.	694,502	$ 16,702,773
Shenandoah Telecommunications Co.	1,800	50,400
Sprint Corp.	268,184	6,350,597
SureWest Communications	1,661	37,107
Talk America Holdings, Inc. (a)	4,710	28,967
Time Warner Telecom, Inc. Class A (a)	7,389	29,778
Trinsic, Inc. (a)	731	585
U.S. LEC Corp. Class A (a)(d)	2,800	8,540
Valor Communications Group, Inc.	5,662	88,384
Verizon Communications, Inc.	579,473	20,843,644
WQN, Inc. (a)	310	691
XETA Technologies, Inc. (a)	2,000	6,560
		67,166,373
Wireless Telecommunication Services - 0.4%
Aether Systems, Inc. (a)	7,213	24,668
Alamosa Holdings, Inc. (a)(d)	17,518	223,179
American Tower Corp. Class A (a)	43,970	805,970
At Road, Inc. (a)	6,908	31,293
Boston Communications Group, Inc. (a)	3,325	25,071
Centennial Communications Corp. Class A (a)	26,951	286,489
Crown Castle International Corp. (a)	43,343	708,225
Dobson Communications Corp. Class A (a)	17,844	40,506
EMS Technologies, Inc. (a)	1,860	28,105
GoAmerica, Inc. (a)	30	181
InPhonic, Inc. (d)	655	15,104
LCC International, Inc. (a)	2,300	11,914
Metro One Telecommunications, Inc. (a)(d)	5,800	8,236
Nextel Communications, Inc. Class A (a)	226,124	6,654,829
Nextel Partners, Inc. Class A (a)	7,046	140,286
Price Communications Corp.	15,956	285,134
Rural Cellular Corp. Class A (a)(d)	4,700	26,273
SBA Communications Corp. Class A (a)	6,500	56,550
SpectraSite, Inc. (a)	9,468	585,122
SPEEDUS Corp. (a)	6,200	12,958
Syniverse Holdings, Inc.	3,780	57,645
Telephone & Data Systems, Inc.	9,735	851,813
Triton PCS Holdings, Inc. Class A (a)	6,400	22,720
U.S. Cellular Corp. (a)	3,371	168,550
U.S. Unwired, Inc. Class A (a)(d)	8,000	38,560
Ubiquitel, Inc. (a)	16,900	126,412
Western Wireless Corp. Class A (a)	14,878	584,705
Wireless Facilities, Inc. (a)	7,785	54,962
		11,875,460
TOTAL TELECOMMUNICATION SERVICES		79,041,833

	Shares	Value (Note 1)
UTILITIES - 3.3%
Electric Utilities - 2.0%
Allegheny Energy, Inc. (a)	27,285	$ 516,505
Allete, Inc.	4,890	194,035
Alliant Energy Corp.	23,954	640,770
Ameren Corp.	37,945	1,953,029
American Electric Power Co., Inc.	81,888	2,735,059
Baycorp Holdings Ltd. (a)	2,577	33,630
Black Hills Corp.	11,850	375,645
CenterPoint Energy, Inc.	52,204	625,404
Central Vermont Public Service Corp.	2,400	53,976
CH Energy Group, Inc.	6,461	298,175
Cinergy Corp.	33,798	1,367,129
Cleco Corp.	8,300	168,407
Consolidated Edison, Inc.	47,521	2,031,523
DPL, Inc.	22,738	579,364
DTE Energy Co.	33,622	1,486,765
Duquesne Light Holdings, Inc. (d)	18,842	352,911
Edison International	66,151	2,148,584
El Paso Electric Co. (a)	8,800	175,736
Empire District Electric Co. (d)	5,700	129,618
Entergy Corp.	45,861	3,169,912
Exelon Corp.	140,526	6,374,259
FirstEnergy Corp.	67,101	2,767,245
FPL Group, Inc.	36,454	2,892,625
Great Plains Energy, Inc.	14,229	440,957
Green Mountain Power Corp.	2,020	58,580
Hawaiian Electric Industries, Inc.	15,044	400,471
IDACORP, Inc.	6,418	185,544
MGE Energy, Inc.	3,300	118,173
Northeast Utilities	31,344	585,192
NSTAR	10,160	563,880
OGE Energy Corp.	18,628	483,397
Otter Tail Corp.	8,116	205,172
Pepco Holdings, Inc.	35,776	788,503
PG&E Corp.	81,120	2,853,802
Pinnacle West Capital Corp.	18,423	769,160
PNM Resources, Inc.	9,300	244,032
PPL Corp.	37,833	2,063,412
Progress Energy, Inc.	50,053	2,169,297
Puget Energy, Inc.	17,578	402,888
Sierra Pacific Resources (a)(d)	19,239	192,005
Southern Co.	150,479	4,833,385
TECO Energy, Inc.	45,359	720,755
TXU Corp.	62,406	4,758,458
UIL Holdings Corp.	2,900	145,290
Unisource Energy Corp.	5,073	153,357
Unitil Corp.	1,979	52,938
Westar Energy, Inc.	19,419	446,249
Wisconsin Energy Corp.	23,856	828,280
WPS Resources Corp.	11,330	590,520
Xcel Energy, Inc.	82,852	1,468,137
		57,592,140
Common Stocks - continued
	Shares	Value (Note 1)
UTILITIES - continued
Gas Utilities - 0.3%
AGL Resources, Inc.	12,204	$ 422,502
Atmos Energy Corp.	20,296	559,561
Cascade Natural Gas Corp.	2,816	57,869
Chesapeake Utilities Corp.	3,158	84,792
Delta Natural Gas Co., Inc.	1,500	40,080
EnergySouth, Inc.	1,948	56,219
Inergy LP	3,806	124,076
KeySpan Corp.	29,843	1,180,291
Laclede Group, Inc.	3,369	105,719
New Jersey Resources Corp.	8,309	368,920
Nicor, Inc.	7,539	281,129
NiSource, Inc.	59,291	1,342,348
Northwest Natural Gas Co.	10,825	394,355
Peoples Energy Corp.	9,564	409,148
Piedmont Natural Gas Co., Inc. (d)	17,138	400,344
South Jersey Industries, Inc.	4,445	248,342
Southern Union Co.	20,561	521,427
Southwest Gas Corp.	5,329	133,651
UGI Corp.	8,882	397,470
WGL Holdings, Inc.	14,007	430,015
		7,558,258
Multi-Utilities & Unregulated Power - 1.0%
AES Corp. (a)	132,769	2,222,553
Aquila, Inc. (a)(d)	55,492	198,106
Avista Corp.	6,841	124,780
Calpine Corp. (a)(d)	71,608	237,022
CMS Energy Corp. (a)	53,525	649,794
Constellation Energy Group, Inc.	38,507	1,981,955
Dominion Resources, Inc.	68,928	4,964,884
Duke Energy Corp.	200,467	5,410,604
Dynegy, Inc. Class A (a)	70,878	294,852
Energen Corp.	5,500	354,750
Energy East Corp.	27,510	707,557
Equitable Resources, Inc.	11,496	682,288
MDU Resources Group, Inc.	21,802	588,000
National Fuel Gas Co.	21,656	613,298
NRG Energy, Inc. (a)	15,760	606,918
ONEOK, Inc.	22,539	660,393
Ormat Technologies, Inc.	697	10,817
Public Service Enterprise Group, Inc.	50,280	2,742,774
Questar Corp.	17,273	915,814
Reliant Energy, Inc. (a)	65,900	790,141
SCANA Corp.	20,887	794,541
Sempra Energy	38,013	1,520,520
Vectren Corp.	20,232	547,478
		27,619,839
Water Utilities - 0.0%
American States Water Co.	3,400	92,480
Aqua America, Inc.	19,247	473,091
Artesian Resources Corp. Class A	2,095	56,921

	Shares	Value (Note 1)
California Water Service Group	3,300	$ 112,860
Middlesex Water Co.	2,742	49,109
SJW Corp.	3,300	116,655
Southwest Water Co.	6,003	68,434
		969,550
TOTAL UTILITIES		93,739,787
TOTAL COMMON STOCKS (Cost $2,549,230,863)		2,803,155,934
Nonconvertible Bonds - 0.0%
	Principal Amount
HEALTH CARE - 0.0%
Health Care Equipment & Supplies - 0.0%
Del Global Technologies Corp. 6% 3/28/07	$ 1,239	6
INDUSTRIALS - 0.0%
Transportation Infrastructure - 0.0%
TIMCO Aviation Services, Inc. 8% 1/2/07 pay-in-kind	604	30
TOTAL NONCONVERTIBLE BONDS (Cost $1,077)		36
U.S. Treasury Obligations - 0.2%

U.S. Treasury Bills, yield at date of purchase 2.12% to 2.15% 3/10/05 (e) (Cost $5,996,458)	6,000,000	5,996,442
Money Market Funds - 2.6%
	Shares
Fidelity Cash Central Fund, 2.51% (b)	33,315,541	33,315,541
Fidelity Securities Lending Cash Central Fund, 2.52% (b)(c)	40,823,558	40,823,558
TOTAL MONEY MARKET FUNDS (Cost $74,139,099)		74,139,099
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $2,629,367,497)		2,883,291,511
NET OTHER ASSETS - (1.2)%		(34,194,690)
NET ASSETS - 100%		$ 2,849,096,821
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
18 Russell 2000 Index Contracts	March 2005	$ 5,711,850	$ 114,422
51 S&P 500 E-Mini Index Contracts	March 2005	3,070,455	24,728
115 S&P 500 Index Contracts	March 2005	34,617,875	472,444
8 S&P MidCap 400 Index Contracts	March 2005	2,669,800	80,060
$ 46,069,980	$ 691,654

The face value of futures purchased as a percentage of net assets - 1.6%
Swap Agreements
		Notional Amount	Value
Equity Total Return Swap
Receive monthly a return equal to that of Plains All American Pipeline LP and pay monthly a floating rate based on 1-month LIBOR plus 40 basis points with Goldman Sachs	August 2005	$ 317,000	$ 74,110
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $2,743,372.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $0 or 0.0% of net assets.

Security	Acquisition Date	Acquisition Cost
Starbiz Corp.	7/31/00	$ 0
Income Tax Information
At February 28, 2005, the fund had a capital loss carryforward of approximately $38,819,667 of which $36,001,552 and $2,818,115 will expire on February 28, 2011 and 2013, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Total Market Index

Financial Statements

Statement of Assets and Liabilities

	February 28, 2005

Assets
Investment in securities, at value (including securities loaned of $37,551,862) (cost $2,629,367,497) - See accompanying schedule		$ 2,883,291,511
Cash		2,786
Receivable for investments sold		362
Receivable for fund shares sold		6,238,834
Dividends receivable		4,507,572
Interest receivable		81,634
Swap agreements, at value		74,110
Prepaid expenses		9,551
Receivable from investment adviser for expense reductions		721,231
Other affiliated receivables		995
Other receivables		48,857
Total assets		2,894,977,443

Liabilities
Payable for investments purchased	$ 87,031
Payable for fund shares redeemed	3,506,228
Accrued management fee	564,619
Payable for daily variation on futures contracts	270,946
Other affiliated payables	262,761
Other payables and accrued expenses	365,479
Collateral on securities loaned, at value	40,823,558
Total liabilities		45,880,622

Net Assets		$ 2,849,096,821
Net Assets consist of:
Paid in capital		$ 2,641,706,518
Undistributed net investment income		8,139,472
Accumulated undistributed net realized gain (loss) on investments		(55,438,947)
Net unrealized appreciation (depreciation) on investments		254,689,778
Net Assets, for 86,615,302 shares outstanding		$ 2,849,096,821
Net Asset Value, offering price and redemption price per share ($2,849,096,821 ÷ 86,615,302 shares)		$ 32.89

Statement of Operations

	Year ended February 28, 2005

Investment Income
Dividends		$ 38,894,143
Special Dividends		6,027,240
Interest		924,139
Security lending		416,182
Total income		46,261,704

Expenses
Management fee	$ 5,851,149
Transfer agent fees	2,249,956
Accounting and security lending fees	581,148
Non-interested trustees' compensation	12,824
Custodian fees and expenses	47,735
Registration fees	166,133
Audit	63,847
Legal	5,464
Miscellaneous	280,383
Total expenses before reductions	9,258,639
Expense reductions	(5,162,692)	4,095,947
Net investment income (loss)		42,165,757
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(9,662,177)
Futures contracts	5,031,677
Swap agreements	11,258
Total net realized gain (loss)		(4,619,242)
Change in net unrealized appreciation (depreciation) on: Investment securities	158,673,993
Assets and liabilities in foreign currencies	(2,812)
Futures contracts	789,510
Swap agreements	72,454
Total change in net unrealized appreciation (depreciation)		159,533,145
Net gain (loss)		154,913,903
Net increase (decrease) in net assets resulting from operations		$ 197,079,660

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Total Market Index Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended February 28, 2005	Year ended February 29, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 42,165,757	$ 21,751,295
Net realized gain (loss)	(4,619,242)	16,705,808
Change in net unrealized appreciation (depreciation)	159,533,145	496,304,697
Net increase (decrease) in net assets resulting from operations	197,079,660	534,761,800
Distributions to shareholders from net investment income	(38,260,068)	(19,980,262)
Share transactions Proceeds from sales of shares	904,681,812	989,487,057
Reinvestment of distributions	35,603,764	18,520,704
Cost of shares redeemed	(490,697,412)	(286,227,644)
Net increase (decrease) in net assets resulting from share transactions	449,588,164	721,780,117
Redemption fees	176,356	144,718
Total increase (decrease) in net assets	608,584,112	1,236,706,373
Net Assets
Beginning of period	2,240,512,709	1,003,806,336
End of period (including undistributed net investment income of $8,139,472 and undistributed net investment income of $4,337,883, respectively)	$ 2,849,096,821	$ 2,240,512,709
Other Information Shares
Sold	29,018,068	36,695,671
Issued in reinvestment of distributions	1,100,762	654,202
Redeemed	(15,781,625)	(10,556,326)
Net increase (decrease)	14,337,205	26,793,547

Financial Highlights

Years ended February 28,	2005	2004E	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 31.00	$ 22.07	$ 28.57	$ 31.52	$ 37.41
Income from Investment Operations
Net investment income (loss)B	.54C	.37	.35	.34	.35
Net realized and unrealized gain (loss)	1.82	8.88	(6.53)	(2.97)	(5.77)
Total from investment operations	2.36	9.25	(6.18)	(2.63)	(5.42)
Distributions from net investment income	(.47)	(.32)	(.32)	(.32)	(.30)
Distributions from net realized gain	-	-	-	-	(.13)
Distributions in excess of net realized gain	-	-	-	-	(.05)
Total distributions	(.47)	(.32)	(.32)	(.32)	(.48)
Redemption fees added to paid in capitalB	-F	-F	-F	-F	.01
Net asset value, end of period	$ 32.89	$ 31.00	$ 22.07	$ 28.57	$ 31.52
Total ReturnA	7.64%	42.07%	(21.73)%	(8.36)%	(14.61)%
Ratios to Average Net AssetsD
Expenses before expense reductions	.38%	.40%	.41%	.41%	.41%
Expenses net of voluntary waivers, if any	.17%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.17%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.73%C	1.36%	1.39%	1.15%	.97%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,849,097	$ 2,240,513	$ 1,003,806	$ 1,110,567	$ 1,010,560
Portfolio turnover rate	6%	3%	3%	7%	16%

ATotal returns would have been lower had certain expenses not been reduced during the periods shown. BCalculated based on average shares outstanding during the period. CInvestment income per share reflects a special dividend which amounted to $.08 per share. Excluding the special dividend, the ratio of the net investment income to average net assets would have been 1.49%. DExpense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. EFor the year ended February 29. FAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Extended Market Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended February 28, 2005	Past 1 year	Past 5 years	Life of fundA
Spartan Extended Market Index Fund	10.20%	-1.70%	5.98%

A From November 5, 1997.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Spartan Extended Market Index Fund on November 5, 1997, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Dow Jones Wilshire 4500 Completion IndexSM performed over the same period.

Annual Report

Spartan Extended Market Index Fund

Management's Discussion of Fund Performance

Comments from Jeffrey Adams, who oversees Spartan® Extended Market Index Fund's investment management team as Head of Indexing for Geode Capital Management, LLC

Stocks got off to a shaky start in the first month of the new year, but most major equity benchmarks managed to cling to their gains for the 12 months ending February 28, 2005. Small-cap stocks continued a six-year-plus run of outperforming large-caps, as the small-cap Russell 2000® Index gained 9.53% during the period, compared to 6.98% for the larger-cap Standard & Poor's 500SM Index. Mid-caps were among the market's biggest gainers, highlighted by the 14.98% rise in the Russell Midcap® Index. Turning to investment styles, value significantly outdistanced growth. The Russell 3000® Value Index advanced 13.71%, versus 1.47% for the Russell 3000 Growth Index. Energy was the best-performing sector, spurred by record-high oil prices. Technology fared worst, despite a strong rally in the fourth quarter of 2004. However, a good portion of that gain was wiped out in January and February, leaving the tech-heavy NASDAQ Composite® Index with a modest 1.64% increase for the one-year period. Large-cap blue-chip stocks fared somewhat better, but the 3.96% return of the Dow Jones Industrial AverageSM was well under its historical average of roughly 11%.

For the 12 months ending February 28, 2005, the fund gained 10.20%, compared to the 10.35% gain for the Dow Jones Wilshire 4500 Completion IndexSM. The fund's peer group average, the LipperSM Growth & Income Funds Average, rose 7.58% during the same period. Kmart Holding, the parent company of discount retailer Kmart, was a particularly strong performer, as it continued to provide surprisingly strong earnings after emerging from bankruptcy in 2003. In November, the company agreed to acquire Sears, becoming the nation's third-largest retailer. From the top-performing energy sector, oil and natural gas company Murphy Oil saw its shares rise along with the prices of these commodities. Materials stocks also rode surging commodity prices, led by coal producer Peabody Energy and chemical maker Lyondell Chemical. Shares of Berkshire Hathaway, a holding company for insurance and other businesses, declined only modestly during the period, but the impact was magnified because of the company's very large weighting in the index. Media company IAC/InterActiveCorp, which owns a variety of media properties, saw its stock decline after announcing weaker-than-expected earnings. New York Community Bancorp, a New York City-based thrift company, experienced an earnings shortfall of its own as a result of some costly and poorly timed investment decisions. Agere Systems was notable among the weak semiconductor stocks that helped drag down the technology sector.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Spartan Extended Market Index Fund

Investment Changes

Top Ten Stocks as of February 28, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Berkshire Hathaway, Inc. Class A	3.2	3.3
Liberty Media Corp. Class A	0.9	0.9
Genentech, Inc.	0.8	0.9
Google, Inc. Class A (sub. vtg.)	0.6	0.0
The DIRECTV Group, Inc.	0.5	0.7
IAC/InterActiveCorp	0.4	0.5
Juniper Networks, Inc.	0.4	0.4
Amazon.com, Inc.	0.4	0.5
D.R. Horton, Inc.	0.3	0.3
Murphy Oil Corp.	0.3	0.2
	7.8
Market Sectors as of February 28, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	24.9	26.9
Consumer Discretionary	18.0	18.9
Information Technology	13.6	12.7
Health Care	11.4	11.1
Industrials	10.7	9.7
Energy	6.9	5.4
Materials	4.8	3.9
Utilities	3.7	3.2
Consumer Staples	3.6	3.4
Telecommunication Services	1.4	1.3
Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

Annual Report

Spartan Extended Market Index Fund

Investments February 28, 2005

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 18.0%
Auto Components - 0.7%
Aftermarket Technology Corp. (a)	8,308	$ 120,549
American Axle & Manufacturing Holdings, Inc.	22,016	581,663
Amerigon, Inc. (a)(d)	3,487	14,889
ArvinMeritor, Inc.	31,656	533,720
Bandag, Inc.	6,237	275,738
BorgWarner, Inc.	27,948	1,474,257
Collins & Aikman Corp. (a)(d)	31,581	62,846
Drew Industries, Inc. (a)	4,206	157,599
Dura Automotive Systems, Inc. Class A (sub. vtg.) (a)	4,532	32,857
Exide Technologies (a)	12,228	180,363
GenTek, Inc.	5,509	265,148
Gentex Corp.	40,777	1,382,748
Hayes Lemmerz International, Inc. (a)	9,600	72,960
IMPCO Technologies, Inc. (a)	5,261	30,514
Keystone Automotive Industries, Inc. (a)(d)	5,238	119,584
Lear Corp.	33,476	1,745,773
LKQ Corp. (a)	5,631	102,428
Midas, Inc. (a)	4,333	92,683
Modine Manufacturing Co.	14,159	460,875
Noble International Ltd. (d)	2,433	56,932
Quantum Fuel Systems Technologies Worldwide, Inc. (a)(d)	9,091	49,091
R&B, Inc. (a)	1,403	38,230
Raytech Corp. (d)	7,859	14,303
Sauer-Danfoss, Inc.	3,933	84,166
Shiloh Industries, Inc. (a)	7,998	131,727
Spartan Motors, Inc.	5,240	55,020
Sports Resorts International, Inc. (a)(d)	10,786	42,928
Standard Motor Products, Inc.	9,163	105,924
Starcraft Corp. (d)	1,080	13,327
Stoneridge, Inc. (a)	8,249	99,565
Strattec Security Corp. (a)	1,213	67,528
Superior Industries International, Inc. (d)	15,308	405,356
Tenneco Automotive, Inc. (a)	16,885	256,483
TRW Automotive Holdings Corp.	17,562	354,928
		9,482,702
Automobiles - 0.1%
Coachmen Industries, Inc.	4,577	68,609
Fleetwood Enterprises, Inc. (a)	23,765	229,808
Monaco Coach Corp.	10,568	189,273
National R.V. Holdings, Inc. (a)	1,403	14,802
Thor Industries, Inc.	17,668	628,981
Winnebago Industries, Inc.	17,350	613,323
		1,744,796
Distributors - 0.1%
Advanced Marketing Services, Inc.	4,491	33,323
All American Semiconductor, Inc. (a)	3,649	20,982
Amcon Distributing Co.	1,022	16,914

	Shares	Value (Note 1)
Andersons, Inc.	4,023	$ 127,328
Aristotle Corp. (a)	3,170	23,268
Handleman Co.	16,324	336,438
Magic Lantern Group, Inc. (a)	20,456	6,750
Noland Co. (d)	468	23,283
Prestige Brands Holdings, Inc.	2,358	42,444
Source Interlink Companies, Inc. (a)	16,553	188,704
		819,434
Hotels, Restaurants & Leisure - 3.1%
AFC Enterprises, Inc. (a)	14,159	373,798
AM-CH, Inc. (a)	17	10
Ambassadors Group, Inc. (d)	5,008	166,917
American Wagering, Inc. (a)(d)	4,600	6,670
Ameristar Casinos, Inc.	7,469	365,832
Applebee's International, Inc.	37,992	1,083,152
Argosy Gaming Co. (a)	13,166	607,874
Atlantic Coast Entertainment Holdings, Inc. warrants 7/23/11 (a)	5,539	0
Aztar Corp. (a)	16,196	481,183
Back Yard Burgers, Inc. (a)	4,772	29,777
Bally Total Fitness Holding Corp. (a)(d)	7,579	24,708
Benihana, Inc. Class A (a)	3,766	57,582
BJ's Restaurants, Inc. (a)	5,440	87,856
Bluegreen Corp. (a)	12,202	301,145
Bob Evans Farms, Inc.	19,931	451,437
Boyd Gaming Corp.	22,548	1,105,077
Brinker International, Inc. (a)	46,032	1,742,772
Buca, Inc. (a)	5,333	36,851
Buffalo Wild Wings, Inc. (a)	5,685	214,325
Caesars Entertainment, Inc. (a)	128,069	2,569,064
California Pizza Kitchen, Inc. (a)	7,242	173,229
CBRL Group, Inc.	24,935	1,067,467
CEC Entertainment, Inc. (a)	19,702	762,467
Cedar Fair LP (depository unit) (d)	14,740	479,197
Champps Entertainment, Inc. (a)	6,082	54,251
Checkers Drive-In Restaurants, Inc. (a)	4,865	69,570
Choice Hotels International, Inc.	8,448	499,530
Churchill Downs, Inc.	5,154	230,178
CKE Restaurants, Inc. (a)	27,522	424,940
Cosi, Inc. (a)	15,971	115,790
Dave & Buster's, Inc. (a)	4,974	98,087
Denny's Corp. (a)(d)	22,300	105,033
Domino's Pizza, Inc.	15,096	257,689
Dover Downs Gaming & Entertainment, Inc.	3,715	46,995
Dover Motorsports, Inc.	22,686	131,352
Empire Resorts, Inc. (a)(d)	7,884	89,050
Famous Dave's of America, Inc. (a)	6,737	75,185
Friendly Ice Cream Corp. (a)	6,031	48,248
Frisch's Restaurants, Inc.	2,711	71,787
Gaylord Entertainment Co. (a)	20,053	858,268
Great Wolf Resorts, Inc.	6,727	167,166
GTECH Holdings Corp.	60,963	1,423,486
IHOP Corp.	9,110	428,899
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
International Speedway Corp. Class A	16,650	$ 887,445
Interstate Hotels & Resorts, Inc. (a)	17,282	84,682
Isle of Capri Casinos, Inc. (a)	8,830	247,152
Jack in the Box, Inc. (a)	16,364	587,468
Jameson Inns, Inc. (a)	8,935	16,262
John Q. Hammons Hotels, Inc. Class A (a)	5,736	127,167
Krispy Kreme Doughnuts, Inc. (a)(d)	31,771	174,105
La Quinta Corp. unit (a)	72,579	671,356
Landry's Seafood Restaurants, Inc.	12,835	371,573
Las Vegas Sands Corp.	12,923	619,012
Life Time Fitness, Inc.	8,300	208,247
Littlefield Corp. (a)	500	330
Lone Star Steakhouse & Saloon, Inc.	12,892	342,927
Luby's, Inc. (a)	4,210	28,586
Mandalay Resort Group (d)	31,584	2,238,358
Marcus Corp.	7,095	165,455
Max & Erma's Restaurants, Inc. (a)	2,608	38,729
MGM MIRAGE (a)	28,577	2,119,556
Mikohn Gaming Corp. (a)	18,901	232,104
Monarch Casino & Resort, Inc. (a)	5,972	229,146
MTR Gaming Group, Inc. (a)	23,573	283,112
Multimedia Games, Inc. (a)(d)	16,757	167,402
Navigant International, Inc. (a)(d)	3,325	42,693
O'Charleys, Inc. (a)	7,853	165,855
Outback Steakhouse, Inc.	36,232	1,627,179
P.F. Chang's China Bistro, Inc. (a)(d)	12,646	693,127
Panera Bread Co. Class A (a)(d)	15,306	818,259
Papa John's International, Inc. (a)	6,591	226,664
Penn National Gaming, Inc. (a)	15,143	914,031
Pinnacle Entertainment, Inc. (a)	22,274	345,247
Rare Hospitality International, Inc. (a)	18,243	533,790
Red Robin Gourmet Burgers, Inc. (a)	5,597	253,712
Royal Caribbean Cruises Ltd.	47,899	2,263,228
Rubio's Restaurants, Inc. (a)	3,930	44,841
Ruby Tuesday, Inc.	29,292	708,281
Ryan's Restaurant Group, Inc. (a)	20,876	280,573
Scientific Games Corp. Class A (a)	30,825	792,819
Shuffle Master, Inc. (a)(d)	18,171	595,282
Six Flags, Inc. (a)	32,313	144,116
Sonic Corp. (a)	31,277	1,053,722
Speedway Motorsports, Inc.	5,863	218,104
Station Casinos, Inc.	22,914	1,396,379
Steak n Shake Co. (a)	17,661	337,855
Texas Roadhouse, Inc. Class A	5,247	146,916
The Cheesecake Factory, Inc. (a)	35,896	1,221,541
Total Entertainment Restaurant Corp. (a)	4,959	53,756
Triarc Companies, Inc. Class B	18,252	273,780
Vail Resorts, Inc. (a)	19,470	473,900
Westcoast Hospitality Corp. (a)	3,357	22,660
WMS Industries, Inc. (a)(d)	9,136	273,989

	Shares	Value (Note 1)
Worldwide Restaurant Concepts, Inc. (a)	4,580	$ 24,045
Wyndham International, Inc. Class A (a)	50,062	42,052
Wynn Resorts Ltd. (a)	28,007	2,004,461
Youbet.com, Inc. (a)	5,895	29,475
		45,246,400
Household Durables - 2.5%
Advanced Lighting Technologies, Inc. (a)	2,400	0
American Greetings Corp. Class A	32,953	811,632
Applica, Inc. (a)	6,082	31,444
Avatar Holdings, Inc. (a)(d)	2,519	128,142
Bassett Furniture Industries, Inc.	14,856	283,007
Beazer Homes USA, Inc. (d)	6,043	1,038,913
Blount International, Inc. (a)	13,547	232,060
Blyth, Inc.	18,421	585,604
Boston Acoustics, Inc.	4,180	58,562
Brillian Corp. (a)(d)	1,316	3,869
Brookfield Homes Corp.	7,239	302,663
California Coastal Communities, Inc. (a)	3,836	98,700
Cavalier Homes, Inc. (a)	13,027	70,085
Cavco Industries, Inc. (a)	1,598	42,874
Champion Enterprises, Inc. (a)	44,107	456,507
Cobra Electronics Corp. (a)	1,132	8,286
Craftmade International, Inc.	2,794	58,702
CSS Industries, Inc.	3,326	109,625
D.R. Horton, Inc.	109,744	4,802,397
Department 56, Inc. (a)	11,079	183,025
Dixie Group, Inc. (a)	2,499	46,207
Dominion Homes, Inc. (a)	2,526	48,550
Emerson Radio Corp. (a)(d)	9,263	34,180
Enesco Group, Inc. (a)	4,116	33,669
Ethan Allen Interiors, Inc.	17,753	623,840
Fedders Corp.	13,593	41,866
Flexsteel Industries, Inc.	3,192	50,118
Foamex International, Inc. (a)	8,514	21,540
Furniture Brands International, Inc.	22,839	530,550
Harman International Industries, Inc.	32,115	3,602,340
Helen of Troy Ltd. (a)	8,451	239,417
Hovnanian Enterprises, Inc. Class A (a)	16,862	927,410
Interface, Inc. Class A (a)	27,417	228,384
Jarden Corp. (a)	13,163	572,722
Juno Lighting, Inc.	3,327	121,502
Kimball International, Inc. Class B	25,065	358,179
Knape & Vogt Manufacturing Co.	5,554	71,269
La-Z-Boy, Inc.	22,445	335,553
Lennar Corp. Class A	65,777	4,000,557
Levitt Corp. Class A	6,600	197,472
Libbey, Inc.	4,937	118,093
Lifetime Hoan Corp.	5,543	85,639
M.D.C. Holdings, Inc.	13,953	1,110,938
M/I Homes, Inc.	5,737	322,993
Meritage Homes Corp. (a)(d)	9,458	692,609
Mestek, Inc. (a)	3,426	78,524
MITY Enterprises, Inc. (a)	3,184	47,760
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Mohawk Industries, Inc. (a)	25,183	$ 2,259,922
National Presto Industries, Inc.	1,847	77,315
NVR, Inc. (a)	2,795	2,214,339
Oneida Ltd. (a)(d)	5,004	13,010
Orleans Homebuilders, Inc. (a)	4,454	87,298
Palm Harbor Homes, Inc. (a)(d)	9,454	147,861
Russ Berrie & Co., Inc.	6,705	152,606
Ryland Group, Inc.	22,485	1,563,832
Salton, Inc. (a)(d)	2,717	7,662
Skyline Corp.	2,444	93,727
Standard Pacific Corp.	14,294	1,143,520
Stanley Furniture Co., Inc.	1,809	84,788
Technical Olympic USA, Inc.	4,086	123,888
Tempur-Pedic International, Inc. (a)	21,110	404,257
The L.S. Starrett Co. Class A	5,190	105,824
The Rowe Companies (a)	1,881	8,088
Toll Brothers, Inc. (a)	24,018	2,114,785
Tupperware Corp.	27,093	555,136
Universal Electronics, Inc. (a)	13,861	235,914
Virco Manufacturing Co. (a)	4,818	37,099
WCI Communities, Inc. (a)	19,905	690,704
WestPoint Stevens, Inc. (a)(d)	16,200	130
William Lyon Homes, Inc. (a)	2,212	196,514
Yankee Candle Co., Inc.	24,556	760,254
		36,926,451
Internet & Catalog Retail - 1.0%
1-800 CONTACTS, Inc. (a)	3,181	74,976
1-800-FLOWERS.com, Inc. Class A (a)	19,046	142,845
Alloy, Inc. (a)(d)	36,576	222,382
Amazon.com, Inc. (a)	150,917	5,309,260
Audible, Inc. (a)	9,878	144,811
Blair Corp.	6,269	205,623
Blue Nile, Inc. (d)	4,402	123,652
Bluefly, Inc. (a)(d)	1,778	2,311
Coldwater Creek, Inc. (a)	10,105	280,010
Drugstore.com, Inc. (a)(d)	21,155	48,233
Gaiam, Inc. Class A (a)	3,743	19,726
GSI Commerce, Inc. (a)	10,161	145,810
Hollywood Media Corp. (a)	3,462	18,176
IAC/InterActiveCorp (a)	257,259	5,788,328
Insight Enterprises, Inc. (a)	24,899	443,202
J. Jill Group, Inc. (a)	8,325	120,296
MediaBay, Inc. (a)(d)	5,988	4,012
Netflix, Inc. (a)(d)	17,962	192,193
Overstock.com, Inc. (a)(d)	5,574	299,296
Paragon Financial Corp. (a)	29,504	1,918
PC Mall, Inc. (a)	3,555	46,748
PhotoWorks, Inc. (a)	8,140	1,140
Priceline.com, Inc. (a)(d)	11,020	247,619
Provide Commerce, Inc. (a)	4,254	121,983
RedEnvelope, Inc. (a)	5,119	78,218

	Shares	Value (Note 1)
Sportsmans Guide, Inc. (a)	2,646	$ 64,136
Stamps.com, Inc.	6,269	114,528
Systemax, Inc. (a)	10,200	63,750
ValueVision Media, Inc. Class A (a)	11,622	151,086
Varsity Group, Inc. (a)	4,794	34,277
		14,510,545
Leisure Equipment & Products - 0.4%
Action Performance Companies, Inc.	4,434	64,382
Adams Golf, Inc. (a)	9,544	14,889
Aldila, Inc. (d)	300	4,881
Alliance Gaming Corp. (a)(d)	25,308	280,919
Arctic Cat, Inc.	5,003	135,581
Boyds Collection, Ltd. (a)	13,297	30,317
Callaway Golf Co.	37,554	503,975
Concord Camera Corp. (a)(d)	6,760	12,303
Escalade, Inc. (d)	6,336	85,726
Excelligence Learning Corp. (a)	3,829	18,613
JAKKS Pacific, Inc. (a)(d)	10,295	203,532
Johnson Outdoors, Inc. Class A (a)	1,929	39,236
K2, Inc. (a)	20,086	287,832
Leapfrog Enterprises, Inc. Class A (a)(d)	23,870	250,635
Marine Products Corp.	7,588	215,803
MarineMax, Inc. (a)	5,886	201,654
Marvel Enterprises, Inc. (a)	44,266	779,967
Meade Instruments Corp. (a)	4,023	12,471
Nautilus Group, Inc. (d)	13,448	298,008
Oakley, Inc.	14,586	196,036
Polaris Industries, Inc.	21,858	1,525,470
RC2 Corp. (a)	8,884	274,782
SCP Pool Corp.	25,663	873,569
Steinway Musical Instruments, Inc. (a)	3,201	86,683
Sturm Ruger & Co., Inc.	11,303	89,407
		6,486,671
Media - 5.3%
4Kids Entertainment, Inc. (a)(d)	5,021	98,110
ACME Communications, Inc. (a)	6,362	38,172
ACT Teleconferencing, Inc. (a)(d)	2,700	1,863
ADVO, Inc.	14,262	522,988
Arbitron, Inc. (a)	14,915	604,803
Ballantyne of Omaha, Inc. (a)	30	149
Beasley Broadcast Group, Inc. Class A (a)	4,117	71,224
Belo Corp. Series A	50,084	1,181,982
Brilliant Digital Entertainment, Inc. (a)	4,500	270
Cablevision Systems Corp. - NY Group Class A (a)	101,991	3,167,840
Cadmus Communications Corp.	4,716	62,298
Carmike Cinemas, Inc.	7,620	265,862
Catalina Marketing Corp.	23,554	634,780
Charter Communications, Inc. Class A (a)(d)	97,245	177,958
Citadel Broadcasting Corp. (a)	24,894	351,503
Courier Corp.	3,444	184,874
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Media - continued
Cox Radio, Inc. Class A (a)	21,705	$ 348,582
Crown Media Holdings, Inc. Class A (a)	4,844	44,226
Cumulus Media, Inc. Class A (a)	33,745	477,492
Dex Media, Inc.	48,705	1,107,552
Digital Generation Systems, Inc. (a)	16,431	25,139
DreamWorks Animation SKG, Inc. Class A	14,552	528,674
E.W. Scripps Co. Class A	38,454	1,775,037
EchoStar Communications Corp. Class A	105,867	3,149,543
EMAK Worldwide, Inc. (a)	3,798	37,600
Emmis Communications Corp. Class A (a)	25,583	478,402
Entercom Communications Corp. Class A (a)	17,783	612,091
Entravision Communications Corp. Class A (a)	23,214	190,355
Fisher Communications, Inc. (a)(d)	2,738	140,323
Fox Entertainment Group, Inc. Class A (a)	91,690	3,053,277
Franklin Electronic Publishers, Inc. (a)	2,339	8,420
Gemstar-TV Guide International, Inc. (a)	122,221	545,106
Getty Images, Inc. (a)	22,977	1,639,179
Granite Broadcasting Corp. (non vtg.) (a)	6,146	2,151
Gray Television, Inc.	27,891	405,535
Grey Global Group, Inc. (d)	500	565,390
Harris Interactive, Inc. (a)	41,822	209,110
Harte-Hanks, Inc.	27,164	727,995
Hearst-Argyle Television, Inc.	16,843	414,169
Hollinger International, Inc. Class A	17,916	206,034
Image Entertainment, Inc. (a)	7,100	40,825
Insight Communications, Inc. Class A (a)	20,106	191,007
Insignia Systems, Inc. (a)(d)	4,959	7,974
Interactive Data Corp. (a)	16,219	328,110
Interep National Radio Sales, Inc. Class A (a)	2,901	1,741
John Wiley & Sons, Inc. Class A	20,074	697,572
Journal Communications, Inc. Class A	40,106	660,947
Journal Register Co. (a)	23,387	408,103
Knology, Inc. (a)(d)	9,513	25,685
Lakes Entertainment, Inc. (a)(d)	8,578	153,203
Lamar Advertising Co. Class A (a)	41,501	1,630,574
Lee Enterprises, Inc.	18,528	844,877
Liberty Corp., South Carolina	8,893	389,069
Liberty Media Corp. Class A (a)	1,281,554	12,994,958
Liberty Media International, Inc. Class A (a)	76,482	3,306,317
LIN TV Corp. Class A (a)	9,562	168,578
LodgeNet Entertainment Corp. (a)	13,711	241,999
Martha Stewart Living Omnimedia, Inc. Class A (a)(d)	8,771	310,055
Media General, Inc. Class A	9,891	632,925
Mediacom Communications Corp. Class A (a)	39,749	219,017

	Shares	Value (Note 1)
Metro-Goldwyn-Mayer, Inc.	34,660	$ 412,801
National Lampoon, Inc. (a)	1,200	4,080
Navarre Corp. (a)(d)	8,023	54,958
New Frontier Media, Inc. (a)	3,930	29,672
Nexstar Broadcasting Group, Inc. (a)	3,834	30,289
NTL, Inc. (a)	35,380	2,295,808
NTN Communications, Inc. (a)(d)	16,316	55,311
Paxson Communications Corp. Class A (a)	15,438	18,217
Pegasus Communications Corp. Class A (a)(d)	1,786	25,397
Penton Media, Inc. (a)	11,976	3,353
Pixar (a)	11,736	1,049,550
Playboy Enterprises, Inc. Class B (non-vtg.) (a)	6,732	93,575
Point.360 (a)	2,433	8,272
PRIMEDIA, Inc. (a)	73,347	294,121
ProQuest Co. (a)	14,343	524,237
Pulitzer, Inc.	3,374	214,856
R.H. Donnelley Corp. (a)	13,963	851,743
Radio One, Inc. Class A (a)	48,606	667,846
Radio Unica Communications Corp. (a)	1,600	0
Reading International, Inc. Class A (a)	3,181	24,462
Regal Entertainment Group Class A (d)	24,182	465,745
Regent Communication, Inc. (a)	13,099	66,019
Rentrak Corp. (a)	6,275	69,653
Saga Communications, Inc. Class A (a)	5,932	95,090
Salem Communications Corp. Class A (a)	6,831	157,864
Scholastic Corp. (a)	16,941	601,067
Sinclair Broadcast Group, Inc. Class A	15,377	118,403
Sirius Satellite Radio, Inc. (a)(d)	626,981	3,492,284
Spanish Broadcasting System, Inc. Class A (a)	18,581	186,739
SPAR Group, Inc. (a)	4,346	4,042
The DIRECTV Group, Inc. (a)	455,873	6,842,654
The McClatchy Co. Class A	9,032	655,181
The Reader's Digest Association, Inc. (non-vtg.)	43,927	759,937
theglobe.com, Inc. (a)(d)	7,111	1,493
Thomas Nelson, Inc.	4,973	108,909
TiVo, Inc. (a)(d)	26,766	107,332
Traffix, Inc.	3,088	18,343
UnitedGlobalCom, Inc. Class A (a)	187,169	1,740,672
Valassis Communications, Inc. (a)	25,766	963,906
Value Line, Inc.	523	21,093
Washington Post Co. Class B	3,655	3,282,190
Westwood One, Inc. (a)	34,037	743,368
World Wrestling Entertainment, Inc. Class A	10,638	134,677
WPT Enterprises, Inc. (d)	6,993	121,329
XM Satellite Radio Holdings, Inc. Class A (a)(d)	99,270	3,271,939
Young Broadcasting, Inc. Class A (a)	4,865	43,493
		78,041,564
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Multiline Retail - 0.5%
99 Cents Only Stores (a)	22,074	$ 344,134
Conn's, Inc. (a)	6,864	116,757
Dollar Tree Stores, Inc. (a)	56,978	1,535,557
Fred's, Inc. Class A	20,065	338,095
Gottschalks, Inc. (a)	300	2,646
Kmart Holding Corp. (a)(d)	18,709	1,823,566
Neiman Marcus Group, Inc. Class A	24,131	1,742,258
Retail Ventures, Inc. (a)	8,844	64,650
Saks, Inc.	62,747	953,127
ShopKo Stores, Inc. (a)	19,704	345,017
The Bon-Ton Stores, Inc.	6,038	103,914
Tuesday Morning Corp. (a)	14,824	464,732
		7,834,453
Specialty Retail - 3.6%
Aaron Rents, Inc.	20,129	411,839
Abercrombie & Fitch Co. Class A	46,290	2,485,773
AC Moore Arts & Crafts, Inc. (a)(d)	7,682	196,037
Advance Auto Parts, Inc. (a)	35,807	1,803,957
Aeropostale, Inc. (a)	27,781	886,214
America's Car Mart, Inc. (a)	2,015	71,452
American Eagle Outfitters, Inc.	23,978	1,297,929
AnnTaylor Stores Corp. (a)	33,448	741,208
Asbury Automotive Group, Inc. (a)	11,092	168,598
Barnes & Noble, Inc. (a)	25,795	881,157
bebe Stores, Inc.	5,979	168,309
Big 5 Sporting Goods Corp.	11,825	277,888
Big Dog Holdings, Inc. (a)	2,572	17,875
Blockbuster, Inc. Class A (d)	88,517	785,146
Books-A-Million, Inc.	7,672	68,358
Borders Group, Inc.	41,602	1,070,419
Brookstone Co., Inc. (a)	10,528	153,919
Build-A-Bear Workshop, Inc. (d)	5,718	195,613
Building Material Holding Corp.	8,849	408,293
Burlington Coat Factory Warehouse Corp.	11,907	333,872
Cabela's, Inc. Class A (d)	20,630	436,737
Cache, Inc. (a)	6,059	94,884
CarMax, Inc. (a)	52,687	1,738,671
Casual Male Retail Group, Inc. (a)	9,009	52,162
Charlotte Russe Holding, Inc. (a)	9,874	117,797
Charming Shoppes, Inc. (a)	47,005	362,409
Chico's FAS, Inc. (a)(d)	87,156	2,566,744
Christopher & Banks Corp.	15,833	260,770
Claire's Stores, Inc.	38,748	891,591
Cost Plus, Inc. (a)	14,259	401,106
CSK Auto Corp. (a)	21,658	344,362
Deb Shops, Inc.	3,517	99,883
Dick's Sporting Goods, Inc. (a)	9,886	354,413
Dress Barn, Inc. (a)	9,963	188,002
E Com Ventures, Inc. (a)(d)	1,076	13,203
Electronics Boutique Holding Corp. (a)	7,459	282,174

	Shares	Value (Note 1)
Emerging Vision, Inc. (a)	5,700	$ 855
Finish Line, Inc. Class A	22,102	452,207
Finlay Enterprises, Inc. (a)	2,122	25,613
Foot Locker, Inc.	71,692	1,957,192
Franklin Covey Co. (a)	2,994	7,754
GameStop Corp.:
Class A (a)	21,367	414,733
Class B (a)	3,927	76,812
Gander Mountain Co. (d)	2,718	27,860
Genesco, Inc. (a)	10,948	322,638
Goody's Family Clothing, Inc.	14,429	135,488
Group 1 Automotive, Inc. (a)	10,990	303,874
Guess?, Inc. (a)	13,986	206,154
Guitar Center, Inc. (a)	12,543	759,855
Gymboree Corp. (a)	10,974	131,578
Hancock Fabrics, Inc.	6,826	58,704
Haverty Furniture Companies, Inc.	7,633	123,655
Hibbett Sporting Goods, Inc. (a)	10,968	305,568
Hollywood Entertainment Corp. (a)	31,213	426,682
Hot Topic, Inc. (a)(d)	27,947	596,948
Jo-Ann Stores, Inc. (a)	10,058	302,343
Jos. A. Bank Clothiers, Inc. (a)(d)	11,100	301,254
Kirkland's, Inc. (a)	4,549	48,401
Linens 'N Things, Inc. (a)	22,476	604,380
Lithia Motors, Inc. Class A (sub. vtg.)	6,077	159,643
Major Automotive Companies, Inc. (a)	1,420	1,647
Michaels Stores, Inc.	65,866	2,100,467
Monro Muffler Brake, Inc. (a)	3,653	97,937
Mothers Work, Inc. (a)	1,684	24,586
Movie Gallery, Inc.	10,646	243,155
New York & Co., Inc.	5,028	88,493
O'Reilly Automotive, Inc. (a)	25,464	1,296,118
Pacific Sunwear of California, Inc. (a)	38,417	989,622
Party City Corp. (a)	4,304	53,585
Payless ShoeSource, Inc. (a)	33,037	387,194
PETCO Animal Supplies, Inc. (a)	19,156	678,889
PETsMART, Inc.	70,857	2,161,139
Pier 1 Imports, Inc.	38,531	703,191
Pomeroy IT Solutions, Inc. (a)	3,930	58,518
Regis Corp.	22,463	885,042
Rent-A-Center, Inc. (a)(d)	32,890	853,496
Rent-Way, Inc. (a)	6,653	51,960
Restoration Hardware, Inc. (a)	8,795	46,701
Rex Stores Corp. (a)	2,776	39,169
Ross Stores, Inc.	73,866	2,068,248
Select Comfort Corp. (a)	20,930	431,158
Sharper Image Corp. (a)(d)	4,600	71,484
Shoe Carnival, Inc. (a)	3,930	63,863
Sonic Automotive, Inc. Class A (sub. vtg.)	14,823	328,922
Sports Authority, Inc. (a)(d)	15,457	378,542
Stage Stores, Inc. (a)	9,703	374,148
Stein Mart, Inc. (a)	15,865	330,151
Syms Corp. (a)	3,930	53,252
Talbots, Inc.	13,392	373,235
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
TBC Corp. New (a)	12,482	$ 373,586
The Bombay Company, Inc. (a)	12,084	68,879
The Buckle, Inc.	7,245	219,596
The Cato Corp. Class A (sub. vtg.)	9,142	271,883
The Children's Place Retail Stores, Inc. (a)	7,649	305,884
The Men's Wearhouse, Inc. (a)	14,068	494,772
The Pantry, Inc. (a)	12,174	414,525
The Pep Boys - Manny, Moe & Jack	29,619	535,512
Too, Inc. (a)	17,843	473,910
Tractor Supply Co. (a)	19,409	826,629
Trans World Entertainment Corp. (a)	16,560	232,337
Tweeter Home Entertainment Group, Inc. (a)	5,520	31,961
Ultimate Electronics, Inc. (a)(d)	3,555	3,911
United Auto Group, Inc.	9,086	253,318
United Retail Group, Inc. (a)	2,807	18,386
Urban Outfitters, Inc. (a)	26,643	1,108,082
Weight Watchers International, Inc. (a)	19,321	830,803
West Marine, Inc. (a)(d)	7,073	171,025
Wet Seal, Inc. Class A (a)(d)	7,568	22,099
Whitehall Jewellers, Inc. (a)	4,164	29,356
Williams-Sonoma, Inc. (a)	45,981	1,595,081
Wilsons Leather Experts, Inc. (a)	6,316	20,274
Winmark Corp. (a)	2,614	57,508
YouthStream Media Networks, Inc. (a)	1,300	611
Zale Corp. (a)	23,624	702,814
		52,675,609
Textiles, Apparel & Luxury Goods - 0.7%
Ashworth, Inc. (a)	4,840	53,385
Brown Shoe Co., Inc.	9,746	325,516
Candies, Inc. (a)(d)	9,733	50,417
Carter's, Inc. (a)	9,051	360,230
Charles & Colvard Ltd. (a)	4,210	39,153
Cherokee, Inc.	3,331	119,816
Columbia Sportswear Co. (a)	7,295	408,885
Culp, Inc. (a)	4,772	29,586
Cutter & Buck, Inc.	14,375	224,969
Deckers Outdoor Corp. (a)(d)	4,587	188,113
Delta Apparel, Inc.	3,327	98,812
Delta Woodside Industries, Inc. (a)	200	162
DHB Industries, Inc. (a)(d)	15,368	218,072
Everlast Worldwide, Inc. (a)(d)	200	2,112
Fossil, Inc. (a)	18,683	482,021
G-III Apparel Group Ltd. (a)	4,576	35,281
Haggar Corp.	3,480	71,375
Hampshire Group Ltd. (a)	936	34,632
Hartmarx Corp. (a)	12,514	104,116
Innovo Group, Inc. (a)(d)	3,410	15,175
K-Swiss, Inc. Class A	10,498	325,438
Kellwood Co.	11,319	324,516

	Shares	Value (Note 1)
Kenneth Cole Productions, Inc. Class A (sub. vtg.)	6,696	$ 194,251
Mossimo, Inc. (a)	2,730	11,084
Movado Group, Inc.	6,936	129,148
Oshkosh B'Gosh, Inc. Class A	8,121	255,324
Oxford Industries, Inc.	8,404	297,165
Perry Ellis International, Inc. (a)	2,111	47,877
Phillips-Van Heusen Corp.	11,326	314,070
Polo Ralph Lauren Corp. Class A	26,777	1,055,014
Quaker Fabric Corp. (a)	5,848	24,679
Quiksilver, Inc. (a)	27,798	878,139
Rocky Shoes Boots, Inc. (a)	2,631	82,192
Russell Corp.	20,101	363,627
Samsonite Corp. (a)(d)	2,743	2,112
Saucony, Inc. Class B	3,478	90,428
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	9,818	150,019
Sport-Haley, Inc. (a)	100	425
Steven Madden Ltd. (a)	3,930	73,412
Stride Rite Corp.	15,092	196,196
Superior Uniform Group, Inc.	4,343	61,584
Tandy Brands Accessories, Inc.	1,058	14,315
Tarrant Apparel Group (a)	9,692	16,089
Timberland Co. Class A (a)	10,179	708,866
Unifi, Inc. (a)	11,964	50,129
Unifirst Corp.	7,281	295,463
Warnaco Group, Inc. (a)	18,493	442,353
Weyco Group, Inc.	561	24,656
Wolverine World Wide, Inc.	30,586	680,539
		9,970,938
TOTAL CONSUMER DISCRETIONARY		263,739,563
CONSUMER STAPLES - 3.6%
Beverages - 0.3%
Boston Beer Co., Inc. Class A (a)	3,368	79,822
Coca-Cola Bottling Co. Consolidated	2,129	114,157
Constellation Brands, Inc. Class A (sub. vtg.) (a)	47,403	2,537,483
Hansen Natural Corp. (a)(d)	2,092	91,567
MGP Ingredients, Inc.	3,212	24,636
National Beverage Corp.	11,130	97,388
PepsiAmericas, Inc.	36,330	826,508
Vermont Pure Holdings Ltd. (a)	4,384	10,960
		3,782,521
Food & Staples Retailing - 0.7%
7-Eleven, Inc. (a)	12,080	303,450
Arden Group, Inc. Class A	749	71,148
BJ's Wholesale Club, Inc. (a)(d)	34,464	1,053,564
Casey's General Stores, Inc.	20,224	364,841
Central European Distribution Corp. (a)(d)	5,516	212,476
Chronimed, Inc. (a)	3,717	29,067
Foodarama Supermarkets (a)	590	22,568
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Fresh Brands, Inc. (a)	3,849	$ 28,868
Ingles Markets, Inc. Class A	7,689	100,034
Longs Drug Stores Corp.	18,187	495,232
Marsh Supermarkets, Inc. Class B	3,767	53,680
Nash-Finch Co.	5,652	223,876
NeighborCare, Inc. (a)(d)	17,712	532,600
Pathmark Stores, Inc. (a)	7,076	35,168
Performance Food Group Co. (a)	25,594	694,621
Pricesmart, Inc. (a)	21,057	165,297
Rite Aid Corp. (a)	209,927	734,745
Ruddick Corp.	21,523	507,943
Smart & Final, Inc. (a)	8,436	109,668
Spartan Stores, Inc. (a)	7,298	73,929
The Great Atlantic & Pacific Tea Co. (a)(d)	9,076	100,925
Topps Co., Inc.	25,992	244,585
United Natural Foods, Inc. (a)	16,102	501,899
Weis Markets, Inc.	6,612	245,834
Whole Foods Market, Inc.	29,607	3,044,192
Wild Oats Markets, Inc. (a)	12,280	79,206
Winn-Dixie Stores, Inc. (a)(d)	62,393	39,744
		10,069,160
Food Products - 1.8%
Alico, Inc. (a)	3,393	198,355
American Italian Pasta Co. Class A (d)	14,702	396,954
Bridgford Foods Corp. (a)	4,789	41,473
Bunge Ltd.	51,437	2,814,118
Calavo Growers, Inc. (d)	7,029	77,319
Chiquita Brands International, Inc.	17,118	390,633
Corn Products International, Inc.	32,336	904,438
Darling International, Inc. (a)(d)	19,466	81,757
Dean Foods Co. (a)	76,163	2,631,432
Del Monte Foods Co. (a)	103,524	1,096,319
Delta & Pine Land Co.	23,202	672,626
Farmer Brothers Co.	6,050	151,613
Flowers Foods, Inc.	22,403	672,090
Fresh Del Monte Produce, Inc.	8,732	260,563
Galaxy Nutritional Foods, Inc. (a)	5,579	12,497
Gardenburger, Inc. (a)(d)	5,600	392
Gold Kist, Inc. Delaware	9,439	153,101
Green Mountain Coffee Roasters, Inc. (a)	2,713	70,674
Griffin Land & Nurseries, Inc.	1,112	29,468
Hain Celestial Group, Inc. (a)	18,331	342,240
Hines Horticulture, Inc. (a)	5,290	21,583
Hormel Foods Corp.	37,610	1,171,552
J&J Snack Foods Corp.	2,433	114,862
John B. Sanfilippo & Son, Inc.	4,719	122,670
Kraft Foods, Inc. Class A	122,211	4,087,958
Lancaster Colony Corp.	15,611	665,185

	Shares	Value (Note 1)
Lance, Inc.	14,940	$ 237,994
Lifeway Foods, Inc. (a)(d)	4,862	35,989
M&F Worldwide Corp. (a)	6,406	88,403
Maui Land & Pineapple, Inc. (a)	3,029	141,182
Monterey Gourmet Foods, Inc. (a)	4,304	14,634
Northland Cranberries, Inc. Class A	31,116	13,380
Omega Protein Corp. (a)	5,131	41,202
Peet's Coffee & Tea, Inc. (a)	10,925	264,604
Pilgrims Pride Corp. Class B	10,858	412,387
Poore Brothers, Inc. (a)	3,448	11,413
Ralcorp Holdings, Inc.	15,354	714,729
Sanderson Farms, Inc.	9,699	435,194
Seaboard Corp.	182	194,740
Smithfield Foods, Inc. (a)	39,956	1,360,502
Tasty Baking Co.	4,304	33,916
The J.M. Smucker Co.	27,470	1,350,425
Tootsie Roll Industries, Inc.	12,384	371,520
Tyson Foods, Inc. Class A	160,145	2,725,668
Zapata Corp. (a)	861	61,131
		25,690,885
Household Products - 0.3%
Central Garden & Pet Co. Class A (a)	8,965	408,983
Church & Dwight Co., Inc.	28,771	1,017,630
Energizer Holdings, Inc. (a)	39,491	2,339,052
Ionatron, Inc. (a)(d)	15,916	137,833
Katy Industries, Inc. (a)	1,778	8,374
Oil-Dri Corp. of America	4,520	82,264
Rayovac Corp. (a)	19,299	829,857
WD-40 Co.	11,405	373,628
		5,197,621
Personal Products - 0.4%
Carrington Laboratories, Inc. (a)(d)	5,146	34,427
Chattem, Inc. (a)	6,665	243,939
Elizabeth Arden, Inc. (a)	13,382	343,248
Estee Lauder Companies, Inc. Class A	59,655	2,623,627
Integrated Biopharma, Inc. (a)(d)	2,198	14,946
Inter Parfums, Inc. (d)	6,365	89,174
Mannatech, Inc. (d)	7,829	193,376
MediFast, Inc. (a)(d)	1,591	4,487
Nature's Sunshine Products, Inc.	4,464	86,021
NBTY, Inc. (a)	32,713	827,312
Nu Skin Enterprises, Inc. Class A	24,929	556,665
Parlux Fragrances, Inc. (a)(d)	6,559	162,794
Playtex Products, Inc. (a)	21,944	187,182
Reliv International, Inc. (d)	10,690	101,555
Revlon, Inc. Class A (a)(d)	66,788	162,295
USANA Health Sciences, Inc. (a)(d)	6,765	301,178
Weider Nutrition International, Inc. Class A (a)	11,731	55,722
		5,987,948
Tobacco - 0.1%
DIMON, Inc.	31,654	205,118
Standard Commercial Corp.	4,210	79,569
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER STAPLES - continued
Tobacco - continued
Star Scientific, Inc. (a)(d)	16,374	$ 94,314
Universal Corp.	11,642	584,428
Vector Group Ltd. (d)	14,541	242,835
		1,206,264
TOTAL CONSUMER STAPLES		51,934,399
ENERGY - 6.8%
Energy Equipment & Services - 2.9%
Atwood Oceanics, Inc. (a)	8,251	567,256
Cal Dive International, Inc. (a)	17,564	891,900
Carbo Ceramics, Inc.	5,380	398,012
Cooper Cameron Corp. (a)	27,419	1,581,802
Dawson Geophysical Co. (a)	4,846	120,617
Diamond Offshore Drilling, Inc. (d)	30,513	1,510,394
Dril-Quip, Inc. (a)	4,548	140,988
ENSCO International, Inc.	75,804	3,053,385
FMC Technologies, Inc. (a)	28,961	1,000,313
Global Industries Ltd. (a)	37,546	368,702
GlobalSantaFe Corp.	94,297	3,536,138
Grant Prideco, Inc. (a)	58,196	1,406,015
Grey Wolf, Inc. (a)	76,395	495,804
Gulf Island Fabrication, Inc.	3,684	88,674
Gulfmark Offshore, Inc. (a)	10,032	272,971
Hanover Compressor Co. (a)	34,905	462,142
Helmerich & Payne, Inc.	23,830	954,153
Horizon Offshore, Inc. (a)(d)	4,863	4,377
Hornbeck Offshore Services, Inc.	8,107	187,839
Hydril Co. (a)	7,297	438,331
Infinity, Inc. (a)(d)	5,988	74,251
Input/Output, Inc. (a)	34,941	257,865
Key Energy Services, Inc. (a)	62,383	862,133
Lone Star Technologies, Inc. (a)	14,342	649,836
Lufkin Industries, Inc.	6,265	270,711
Matrix Service Co. (a)(d)	3,632	29,165
Maverick Tube Corp. (a)	21,774	774,283
Metretek Technologies, Inc. (a)(d)	2,400	7,320
Mitcham Industries, Inc. (a)	400	2,792
NATCO Group, Inc. Class A (a)	2,713	32,285
National-Oilwell, Inc. (a)	45,628	2,068,774
Newpark Resources, Inc. (a)	63,182	403,733
NS Group, Inc. (a)	9,804	335,395
Oceaneering International, Inc. (a)	10,914	435,469
Offshore Logistics, Inc. (a)	10,557	347,431
Oil States International, Inc. (a)	18,420	387,557
Parker Drilling Co. (a)	44,390	262,345
Patterson-UTI Energy, Inc.	84,291	2,107,275
Petroleum Helicopters, Inc. (non-vtg.) (a)	512	14,848
Pride International, Inc. (a)	61,810	1,521,762
Royale Energy, Inc.	5,582	45,605
RPC, Inc.	4,746	123,871

	Shares	Value (Note 1)
Seabulk International, Inc. (a)	10,544	$ 189,687
SEACOR SMIT, Inc. (a)	10,793	679,419
Smith International, Inc.	50,924	3,272,376
Superior Energy Services, Inc. (a)	42,731	819,581
T-3 Energy Services, Inc. (a)	4,721	44,850
TETRA Technologies, Inc. (a)	12,596	394,381
Tidewater, Inc.	25,835	1,066,210
TODCO Class A	22,311	562,014
Torch Offshore, Inc. (a)(d)	9,245	18,028
Unit Corp. (a)	21,049	963,623
Universal Compression Holdings, Inc. (a)	9,324	354,312
Varco International, Inc. (a)	45,617	1,720,217
Veritas DGC, Inc. (a)	13,420	363,950
W-H Energy Services, Inc. (a)	18,543	489,535
Weatherford International Ltd. (a)	64,713	3,857,542
		43,290,244
Oil & Gas - 3.9%
Abraxas Petroleum Corp. (a)(d)	7,953	22,189
Adams Resources & Energy, Inc.	8,021	182,879
APCO Argentina, Inc.	2,706	104,858
Atlas America, Inc. (d)	1,785	73,417
ATP Oil & Gas Corp. (a)(d)	10,098	243,665
Berry Petroleum Co. Class A	9,887	612,104
Bill Barrett Corp.	6,030	188,739
BP Prudhoe Bay Royalty Trust (d)	8,577	518,565
Brigham Exploration Co. (a)	34,475	325,789
Buckeye Partners LP	8,566	376,133
Cabot Oil & Gas Corp.	16,226	908,494
Callon Petroleum Co. (a)	15,101	241,163
Carrizo Oil & Gas, Inc. (a)	5,427	81,351
Castle Energy Corp.	4,491	53,398
Chaparral Resources, Inc. (a)	13,947	24,965
Chesapeake Energy Corp.	129,367	2,805,970
Cimarex Energy Co. (a)(d)	18,425	749,345
Clayton Williams Energy, Inc. (a)	2,328	73,565
Comstock Resources, Inc. (a)	16,450	452,375
Copano Energy LLC	6,957	194,239
CREDO Petroleum Corp. (a)	1,419	23,514
Cross Timbers Royalty Trust	1,715	77,604
Crosstex Energy LP	846	29,882
Crosstex Energy, Inc.	7,018	291,247
Delta Petroleum Corp. (a)	14,179	219,349
Denbury Resources, Inc. (a)	28,901	981,767
Dorchester Minerals LP	6,550	150,716
Double Eagle Petroleum Co. (a)(d)	8,444	164,236
Edge Petroleum Corp. (a)	6,928	118,954
Enbridge Energy Management LLC (d)	2,628	139,363
Encore Acquisition Co. (a)	13,852	589,403
Energy Partners Ltd. (a)	12,303	318,033
Enterprise Products Partners LP (d)	65,000	1,736,800
Evans Systems, Inc. (a)(d)	3,400	221
Forest Oil Corp. (a)	26,319	1,052,760
Frontier Oil Corp.	17,692	567,206
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - continued
Oil & Gas - continued
FX Energy, Inc. (a)(d)	24,929	$ 318,593
General Maritime Corp. (a)	17,377	894,742
Giant Industries, Inc. (a)	9,917	313,972
Goodrich Petroleum Corp. (a)(d)	3,131	70,667
GSV, Inc. (a)(d)	700	105
Harken Energy Corp. (a)	45,664	22,375
Harvest Natural Resources, Inc. (a)	17,676	221,834
Holly Corp.	16,000	603,200
Houston Exploration Co. (a)	13,034	754,669
Hugoton Royalty Trust	8,323	255,017
K-Sea Transn Partners L P	4,670	169,241
Kaneb Services LLC	4,043	174,172
KCS Energy, Inc. (a)	21,397	367,386
KFX, Inc. (a)(d)	27,832	473,144
Kinder Morgan Management LLC	14,970	642,512
Magellan Midstream Partners LP	3,462	209,970
Magnum Hunter Resources, Inc. (a)	45,367	758,990
Maritrans, Inc.	2,984	58,874
Markwest Energy Partners LP	1,943	95,479
Markwest Hydrocarbon, Inc.	3,848	91,582
McMoRan Exploration Co. (a)(d)	14,526	301,269
Meridian Resource Corp. (a)	34,825	213,129
Mission Resources Corp. (a)	10,011	68,275
Murphy Oil Corp.	45,110	4,512,804
National Energy Group, Inc. (a)(d)	5,079	14,932
Newfield Exploration Co. (a)	30,348	2,253,339
Noble Energy, Inc.	28,726	1,943,027
OMI Corp.	45,574	953,864
Overseas Shipholding Group, Inc.	12,140	790,557
Pacific Energy Partners LP (d)	2,620	84,914
Panhandle Royalty Co. Class A	7,221	200,022
Parallel Petroleum Corp. (a)	10,742	77,450
Patina Oil & Gas Corp.	32,381	1,303,659
Penn Octane Corp. (a)	4,809	4,569
Penn Virginia Corp.	6,948	339,340
Petroleum Development Corp. (a)	6,673	292,544
Petroquest Energy, Inc. (a)	13,660	97,669
Pioneer Natural Resources Co.	72,712	3,066,265
Plains Exploration & Production Co. (a)	37,681	1,281,531
Pogo Producing Co.	27,888	1,355,636
Premcor, Inc.	42,064	2,308,472
Quicksilver Resources, Inc. (a)(d)	15,090	751,180
Range Resources Corp.	32,139	811,188
Remington Oil & Gas Corp. (a)	9,453	314,974
Rentech, Inc. (a)(d)	26,916	42,258
Resource America, Inc. Class A	8,687	343,137
Rio Vista Energy Partners LP	601	7,170
Southwestern Energy Co. (a)	16,698	1,018,578
Spinnaker Exploration Co. (a)	15,465	554,575
St. Mary Land & Exploration Co.	15,087	767,627
Stone Energy Corp. (a)	11,918	598,641

	Shares	Value (Note 1)
Sunoco Logistics Partners LP (d)	2,807	$ 117,613
Swift Energy Co. (a)	12,736	346,292
Syntroleum Corp. (a)(d)	20,072	229,523
TC Pipelines LP	5,010	197,845
TEPPCO Partners LP (d)	18,928	829,804
Tesoro Petroleum Corp. (a)	34,590	1,277,409
The Exploration Co. of Delaware, Inc. (a)	7,579	42,973
Tipperary Corp. (a)	6,819	26,730
Toreador Resources Corp. (a)	8,042	195,581
TransMontaigne, Inc. (a)	20,850	159,920
Ultra Petroleum Corp. (a)	37,191	2,095,713
Valero LP	2,901	180,355
Vintage Petroleum, Inc.	28,062	833,161
Western Gas Resources, Inc.	32,149	1,189,513
Whiting Petroleum Corp. New (a)	14,984	633,823
World Fuel Services Corp.	15,328	439,147
		56,658,779
TOTAL ENERGY		99,949,023
FINANCIALS - 24.9%
Capital Markets - 1.4%
A.G. Edwards, Inc.	40,929	1,764,449
Affiliated Managers Group, Inc. (a)	13,715	888,183
Ameritrade Holding Corp. (a)	136,599	1,452,047
BlackRock, Inc. Class A	6,718	521,384
Calamos Asset Management, Inc. Class A	8,000	226,880
Eaton Vance Corp. (non-vtg.)	62,704	1,690,500
Epoch Holding Corp. (a)	5,333	24,532
Firstcity Financial Corp. (a)	5,260	64,856
Gabelli Asset Management, Inc. Class A	2,893	128,044
Greenhill & Co., Inc.	4,473	156,555
Investment Technology Group, Inc. (a)	25,418	479,129
Investors Financial Services Corp.	33,289	1,668,445
JB Oxford Holdings, Inc. (a)(d)	1,070	2,429
Jefferies Group, Inc.	23,318	889,815
Knight Trading Group, Inc. (a)	59,952	627,098
LaBranche & Co., Inc. (a)	36,155	334,434
Legg Mason, Inc.	49,342	3,978,939
Maxcor Financial Group, Inc.	1,193	10,737
National Financial Partners Corp.	16,359	646,181
Nuveen Investments, Inc. Class A	6,382	260,386
Olympic Cascade Financial Corp. (a)(d)	1,000	1,180
Piper Jaffray Companies (a)	10,319	408,116
Raymond James Financial, Inc.	28,054	854,525
Sanders Morris Harris Group, Inc.	8,833	150,868
SEI Investments Co.	36,330	1,342,757
Siebert Financial Corp. (a)	7,668	25,642
Stifel Financial Corp. (a)	3,778	81,227
SWS Group, Inc.	12,863	232,306
TradeStation Group, Inc. (a)	11,535	77,515
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Capital Markets - continued
Waddell & Reed Financial, Inc. Class A	40,440	$ 841,152
Westwood Holdings Group, Inc.	3,071	59,885
		19,890,196
Commercial Banks - 5.5%
1st Source Corp.	6,554	150,218
ABC Bancorp	10,612	228,158
Abigail Adams National Bancorp, Inc.	3,050	52,247
Alabama National Bancorp, Delaware	8,370	521,870
Amcore Financial, Inc. (d)	13,595	386,506
American National Bankshares, Inc.	2,434	59,025
American Pacific Bank of Oregon Class B (a)	5,049	57,407
AmericanWest Bancorp	1,852	36,577
AmeriServ Financial, Inc. (a)	8,597	47,284
Arrow Financial Corp.	5,774	160,055
Associated Banc-Corp.	58,249	1,867,463
Banc Corp. (a)	2,620	26,121
BancFirst Corp. (d)	2,840	200,192
BancorpSouth, Inc.	35,278	741,544
BancTrust Financial Group, Inc.	4,917	101,487
Bank of Granite Corp.	5,074	94,529
Bank of Hawaii Corp.	22,710	1,033,759
Bank of the Ozarks, Inc.	5,292	182,574
Banknorth Group, Inc.	83,373	3,008,932
Banner Corp.	3,953	116,811
Bar Harbor Bankshares	2,569	72,446
Bay View Capital Corp.	10,319	168,200
BOK Financial Corp.	7,780	315,635
Boston Private Financial Holdings, Inc.	15,145	408,915
Bryn Mawr Bank Corp.	2,058	44,309
Camden National Corp.	3,305	114,981
Capital Bank Corp.	4,787	87,363
Capital City Bank Group, Inc.	4,517	186,326
Capital Corp. of the West	2,482	112,832
Capitol Bancorp Ltd.	9,607	293,590
Cardinal Financial Corp. (a)	17,899	183,286
Cascade Bancorp	8,012	148,943
Cascade Financial Corp.	7,932	156,816
Cathay General Bancorp	19,984	720,223
Cavalry Bancorp, Inc. (d)	1,123	23,931
Center Bancorp, Inc. (d)	9,076	115,719
Central Coast Bancorp	2,058	42,971
Central Pacific Financial Corp.	15,355	549,709
Century Bancorp, Inc. Class A (non-vtg.)	2,001	58,029
Chemical Financial Corp.	13,177	437,476
Chester Valley Bancorp, Inc.	770	19,966
Chittenden Corp.	26,827	713,062
Citizens Banking Corp.	19,376	597,362
City Holding Co.	8,606	267,905
City National Corp.	20,741	1,419,721
CoBiz, Inc.	10,647	212,940

	Shares	Value (Note 1)
Colonial Bancgroup, Inc.	62,477	$ 1,272,656
Columbia Bancorp	5,663	181,556
Columbia Banking Systems, Inc.	5,493	130,733
Commerce Bancorp, Inc., New Jersey (d)	38,348	2,349,965
Commerce Bancshares, Inc.	30,579	1,443,635
Commercial Bankshares, Inc.	2,677	107,348
Community Bank of Northern Virginia (d)	1,888	37,741
Community Bank System, Inc.	12,465	292,429
Community Banks, Inc. (d)	5,010	130,761
Community Bankshares, Inc., South Carolina	3,531	58,791
Community Trust Bancorp, Inc.	5,167	154,080
Cullen/Frost Bankers, Inc.	22,515	1,046,497
CVB Financial Corp.	29,427	550,285
East West Bancorp, Inc.	24,631	885,731
Eastern Virgina Bankshares, Inc.	3,012	66,415
Exchange National Bancshares, Inc. (d)	655	18,818
Farmers Capital Bank Corp.	5,002	176,921
Fidelity Southern Corp.	4,918	86,557
Financial Institutions, Inc.	5,570	119,532
First Bancorp, North Carolina	11,778	293,626
First Bancorp, Puerto Rico	17,632	829,762
First Charter Corp.	16,428	387,701
First Citizen Bancshares, Inc.	2,716	401,398
First Commonwealth Financial Corp.	42,191	598,690
First Community Bancorp, California	8,732	377,135
First Financial Bancorp, Ohio	25,729	466,467
First Financial Bankshares, Inc. (d)	9,217	414,396
First Financial Corp., Indiana	6,060	193,859
First Indiana Corp. (d)	5,116	128,923
First M&F Corp.	842	28,923
First Mariner Bancorp, Inc. (a)	999	18,082
First Merchants Corp.	13,779	364,041
First Midwest Bancorp, Inc., Delaware	22,033	751,986
First Oak Brook Bancshares, Inc.	3,857	115,556
First of Long Island Corp.	936	43,992
First Republic Bank, California	6,598	350,354
First South Bancorp, Inc., Virginia (d)	3,944	103,096
First State Bancorp.	3,040	107,738
First United Corp.	5,930	119,727
FirstMerit Corp.	35,202	916,308
Flag Financial Corp. (d)	1,310	20,240
FNB Corp., North Carolina	842	16,966
FNB Corp., Pennsylvania	26,783	509,680
FNB Corp., Virginia	3,618	94,828
FNB Financial Services Corp.	3,828	85,785
Foothill Independent Bancorp	3,380	84,128
Frontier Financial Corp., Washington	8,995	351,794
Fulton Financial Corp.	61,591	1,320,511
German American Bancorp (d)	5,749	89,684
Glacier Bancorp, Inc.	11,183	354,054
Gold Banc Corp., Inc.	22,069	313,600
Great Southern Bancorp, Inc.	5,120	172,442
Greater Bay Bancorp	24,923	631,300
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Commercial Banks - continued
Greater Community Bancorp	4,208	$ 67,749
Hancock Holding Co. (d)	12,578	385,641
Hanmi Financial Corp.	30,770	544,321
Harleysville National Corp., Pennsylvania	14,093	332,595
Harrington West Financial Group, Inc.	4,000	71,200
Heritage Commerce Corp. (a)	8,124	147,532
Hibernia Corp. Class A	74,665	1,916,651
Hudson United Bancorp	24,884	881,889
IBERIABANK Corp.	2,369	139,392
Independent Bank Corp., Massachusetts	11,103	327,650
Independent Bank Corp., Michigan	11,711	354,609
Integra Bank Corp.	9,801	216,994
Interchange Financial Services Corp.	6,610	115,411
International Bancshares Corp.	20,373	743,003
Irwin Financial Corp.	8,888	201,935
Lakeland Financial Corp.	1,123	43,696
Leesport Financial Corp.	1,861	43,920
LSB Bancshares, Inc.	6,571	113,547
Main Street Banks, Inc.	7,229	231,328
MainSource Financial Group, Inc.	2,784	61,137
MB Financial, Inc.	13,779	559,565
Mercantile Bankshares Corp.	38,265	1,860,062
Merchants Bancshares, Inc.	2,649	70,304
Merrill Merchants Bancshares, Inc.	2,361	58,624
Metrocorp Bancshares, Inc.	2,855	67,664
Mid-State Bancshares	14,138	374,233
Midsouth Bancorp, Inc.	2,412	66,378
Midwest Banc Holdings, Inc.	7,162	150,187
MidWestOne Financial Group, Inc.	3,499	62,457
Nara Bancorp, Inc.	10,184	198,792
National Penn Bancshares, Inc.	19,365	498,842
NBT Bancorp, Inc.	20,369	477,653
North Valley Bancorp	4,804	94,158
Northern States Financial Corp.	2,836	80,344
Northrim Bancorp, Inc.	936	22,380
Oak Hill Financial, Inc. (d)	1,403	49,512
Ohio Valley Banc Corp.	4,800	160,320
Old National Bancorp	34,326	709,862
Old Second Bancorp, Inc.	8,393	274,619
Omega Financial Corp.	7,364	232,997
Oriental Financial Group, Inc.	11,839	316,456
PAB Bankshares, Inc.	1,403	19,375
Pacific Capital Bancorp	21,839	612,584
Pacific Mercantile Bancorp (a)	1,665	25,008
Park National Corp.	5,199	616,133
Peapack-Gladstone Financial Corp.	4,448	126,101
Pennrock Financial Services Corp.	3,762	135,996
Pennsylvania Communication Bancorp, Inc.	3,180	105,862
Peoples Bancorp, Inc.	5,422	141,243
Peoples Banctrust Co., Inc.	1,053	18,006

	Shares	Value (Note 1)
Peoples Financial Corp., Mississippi	4,312	$ 79,772
Peoples Holding Co. (d)	9,680	308,405
Placer Sierra Bancshares	6,716	161,251
Popular, Inc.	115,797	3,067,463
Premier Community Bankshares, Inc.	1,057	20,960
Princeton National Bancorp, Inc.	2,512	76,365
PrivateBancorp, Inc.	10,376	337,220
Prosperity Bancshares, Inc.	8,015	221,294
Provident Bankshares Corp.	16,994	567,770
Redwood Empire Bancorp	2,730	76,931
Republic Bancorp, Inc.	31,450	457,598
Republic Bancorp, Inc., Kentucky Class A	7,000	182,910
Republic First Bancorp, Inc.	5,329	78,017
Riggs National Corp.	7,400	143,190
Royal Bancshares of Pennsylvania, Inc. Class A	2,432	60,119
S&T Bancorp, Inc.	13,933	517,611
S.Y. Bancorp, Inc.	6,456	161,594
Sandy Spring Bancorp, Inc.	10,316	338,468
Santander Bancorp	1,969	61,866
Savannah Bancorp, Inc. (d)	3,165	88,398
Seacoast Banking Corp., Florida	7,060	139,788
Security Bank Corp., Georgia	3,859	156,290
Shore Bancshares, Inc.	1,029	34,729
Signature Bank, New York	3,750	110,925
Silicon Valley Bancshares (a)	16,923	741,566
Simmons First National Corp. Class A (d)	5,718	148,668
Sky Financial Group, Inc.	51,415	1,430,365
South Financial Group, Inc.	36,369	1,116,528
Southwest Bancorp of Texas, Inc.	30,685	584,549
Southwest Bancorp, Inc., Oklahoma	9,075	176,509
Southwest Georgia Financial Corp.	2,582	59,773
State Bancorp, Inc., New York	2,160	57,197
State Financial Services Corp. Class A	3,171	96,969
Sterling Bancorp, New York	6,165	152,645
Sterling Bancshares, Inc.	20,225	295,083
Sterling Financial Corp., Pennsylvania	8,217	216,354
Suffolk Bancorp	7,466	251,604
Summit Bancshares, Inc.	5,340	100,445
Summit Bank Corp., Georgia	3,888	58,903
Sun Bancorp, Inc., New Jersey	4,721	115,665
Susquehanna Bancshares, Inc., Pennsylvania	27,587	679,744
TCF Financial Corp.	63,932	1,767,720
Texas Capital Bancshares, Inc. (a)	12,023	284,945
Texas Regional Bancshares, Inc. Class A	20,732	618,021
TIB Financial Corp.	3,327	84,839
Tompkins Trustco, Inc.	4,081	174,177
Trico Bancshares	7,477	150,437
Trustco Bank Corp., New York	37,645	452,116
Trustmark Corp.	24,383	671,020
UCBH Holdings, Inc.	22,939	949,445
UMB Financial Corp.	6,353	357,928
Umpqua Holdings Corp.	22,311	533,456
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Commercial Banks - continued
Union Bankshares Corp.	5,956	$ 215,548
UnionBanCal Corp.	27,624	1,709,926
United Bankshares, Inc., West Virginia	19,937	679,453
United Community Banks, Inc., Georgia	19,734	491,377
Unizan Financial Corp.	8,507	201,191
USB Holding Co., Inc.	8,381	187,399
Valley National Bancorp	51,197	1,330,610
Virginia Commerce Bancorp, Inc. (a)(d)	1,988	52,284
Washington Banking Co., Oak Harbor (d)	2,820	51,832
Washington Trust Bancorp, Inc.	4,628	130,463
WesBanco, Inc.	12,467	335,238
West Coast Bancorp, Oregon	5,542	136,333
Westamerica Bancorp.	14,476	754,055
Westbank Corp.	2,759	50,492
Westcorp	8,588	388,607
Whitney Holding Corp.	18,531	820,923
Wilber Corp.	9,865	122,918
Wilmington Trust Corp., Delaware	29,558	1,001,721
Wintrust Financial Corp.	10,219	548,352
Yardville National Bancorp	4,169	133,575
		80,956,457
Consumer Finance - 0.5%
ACE Cash Express, Inc. (a)	6,892	174,368
Advance America Cash Advance Centers, Inc.	10,213	207,630
Advanta Corp. Class A	12,705	279,891
AmeriCredit Corp. (a)	78,022	1,838,198
Asta Funding, Inc.	10,815	228,629
Cash America International, Inc.	15,145	439,356
Collegiate Funding Services, Inc.	7,480	123,719
CompuCredit Corp. (a)	6,382	190,949
Consumer Portfolio Services, Inc. (a)	11,918	62,450
Credit Acceptance Corp. (a)	5,920	135,272
EZCORP, Inc. Class A (a)	2,928	56,481
First Cash Financial Services, Inc. (a)	5,613	135,666
First Marblehead Corp. (a)	15,378	1,069,540
Metris Companies, Inc.	35,281	414,905
MoneyGram International, Inc.	41,133	846,517
Nelnet, Inc. Class A (a)	11,001	375,024
QC Holdings, Inc. (d)	10,421	183,305
Rewards Network, Inc. (a)	5,988	31,976
Student Loan Corp.	1,485	292,991
United Panam Financial Corp. (a)	5,347	103,999
WFS Financial, Inc. (a)	2,896	145,698
World Acceptance Corp. (a)	9,975	272,318
		7,608,882
Diversified Financial Services - 0.6%
Alliance Capital Management Holding LP	8,379	394,064
Ampal-American Israel Corp. Class A (a)	4,585	18,661

	Shares	Value (Note 1)
California First National Bancorp	4,060	$ 51,765
CapitalSource, Inc. (a)	31,964	735,172
Catskill Litigation Trust	1,036	0
Chicago Mercantile Exchange Holdings, Inc. Class A (d)	14,247	2,943,715
Encore Capital Group, Inc. (a)	7,962	163,301
eSpeed, Inc. Class A (a)	22,397	201,125
EuroBancshares, Inc.	10,674	203,767
Financial Federal Corp.	11,630	396,350
Finova Group, Inc. (a)	22,736	2,183
First Albany Companies, Inc.	2,377	21,488
GATX Corp.	23,171	694,667
Instinet Group, Inc. (a)	79,136	478,377
Leucadia National Corp.	35,054	1,174,660
Marlin Business Services Corp. (a)	6,748	124,838
Medallion Financial Corp.	7,298	66,412
MicroFinancial, Inc.	5,166	25,417
Nasdaq Stock Market, Inc. (a)	36,000	379,440
Navidec Financial Services, Inc.	464	0
NCP Litigation Trust	200	0
Newtek Business Services, Inc. (a)	5,503	22,067
		8,097,469
Insurance - 6.5%
21st Century Holding Co. (d)	1,797	23,577
21st Century Insurance Group	10,709	151,425
Affirmative Insurance Holdings, Inc.	11,382	188,144
Alfa Corp.	16,938	244,415
Allmerica Financial Corp. (a)	25,159	900,692
American Equity Investment Life Holding Co. (d)	22,474	245,191
American Financial Group, Inc., Ohio	14,837	452,380
American Independence Corp. (a)	3,087	43,712
American National Insurance Co.	7,035	767,800
American Physicians Capital, Inc. (a)	2,331	85,058
AmerUs Group Co.	17,241	829,809
Arch Capital Group Ltd. (a)	14,827	615,024
Argonaut Group, Inc. (a)	18,674	438,652
Arthur J. Gallagher & Co.	46,594	1,391,297
Assurant, Inc.	56,074	1,928,946
Atlantic American Corp. (a)	10,720	32,267
Baldwin & Lyons, Inc. Class B	3,866	98,312
Berkshire Hathaway, Inc. Class A (a)	513	46,272,541
Bristol West Holdings, Inc.	9,584	161,970
Brown & Brown, Inc.	27,665	1,283,656
Ceres Group, Inc. (a)	14,502	77,731
Citizens, Inc. Class A (d)	9,969	55,826
Clark, Inc.	7,815	136,528
CNA Financial Corp. (a)	16,399	471,799
CNA Surety Corp. (a)	12,254	169,105
Commerce Group, Inc., Massachusetts	13,676	932,566
Conseco, Inc. (a)	78,575	1,486,639
Crawford & Co. Class B (d)	11,783	82,363
Danielson Holding Corp. (a)	32,501	527,816
Delphi Financial Group, Inc. Class A	15,115	673,827
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Insurance - continued
Donegal Group, Inc. Class B	4,339	$ 95,892
EMC Insurance Group	3,511	68,043
Erie Indemnity Co. Class A	12,973	665,904
FBL Financial Group, Inc. Class A	8,164	223,285
Fidelity National Financial, Inc.	79,607	3,521,814
First Acceptance Corp. (a)	24,679	254,934
First American Corp., California	36,511	1,334,477
FPIC Insurance Group, Inc. (a)	7,567	261,667
Gainsco, Inc. (a)	2,400	3,840
Genworth Financial, Inc. Class A	67,940	1,913,190
Great American Financial Resources, Inc.	4,585	76,432
Harleysville Group, Inc.	11,446	242,426
HCC Insurance Holdings, Inc.	31,537	1,182,638
Hilb Rogal & Hobbs Co.	16,155	554,278
Horace Mann Educators Corp.	25,370	475,941
Independence Holding Co.	5,623	110,379
Infinity Property & Casualty Corp. (d)	12,293	394,974
Investors Title Co.	1,641	63,687
Kansas City Life Insurance Co. (d)	3,631	173,380
LandAmerica Financial Group, Inc.	7,173	392,650
Markel Corp. (a)	4,220	1,508,650
Meadowbrook Insurance Group, Inc. (a)	9,169	49,513
Mercer Insurance Group, Inc. (a)	5,069	66,455
Merchants Group, Inc.	2,177	56,384
Mercury General Corp.	11,855	650,365
National Security Group, Inc.	2,778	53,893
National Western Life Insurance Co. Class A (a)	1,999	348,326
Nationwide Financial Services, Inc. Class A (sub. vtg.)	24,999	919,963
Navigators Group, Inc. (a)	5,206	156,180
Nymagic, Inc.	2,755	63,090
Odyssey Re Holdings Corp. (d)	3,791	95,761
Ohio Casualty Corp. (a)	29,355	708,336
Old Republic International Corp.	80,691	1,935,777
Penn Treaty American Corp. (a)	3,930	8,371
Philadelphia Consolidated Holding Corp. (a)	8,897	675,994
Phoenix Companies, Inc. (d)	44,488	570,336
PMA Capital Corp. Class A (a)	7,234	65,468
Presidential Life Corp.	7,480	116,015
ProAssurance Corp. (a)	12,089	489,605
ProCentury Corp.	9,119	101,130
Protective Life Corp.	31,449	1,256,702
Quotesmith.com, Inc. (a)	779	4,199
Reinsurance Group of America, Inc.	13,343	609,108
RLI Corp.	10,368	448,934
RTW, Inc. (a)	655	6,910
Safety Insurance Group, Inc.	9,803	363,397
SCPIE Holding, Inc. (a)	1,965	21,556
Selective Insurance Group, Inc.	16,312	750,515

	Shares	Value (Note 1)
Specialty Underwriters' Alliance, Inc.	14,899	$ 146,010
StanCorp Financial Group, Inc.	12,446	1,083,922
State Auto Financial Corp.	3,217	89,851
Stewart Information Services Corp.	7,101	283,969
The Midland Co.	5,577	172,274
Tower Group, Inc.	6,299	77,667
Transatlantic Holdings, Inc.	11,758	788,962
Triad Guaranty, Inc. (a)	4,388	230,502
UICI	15,685	430,083
Unico American Corp. (a)	2,607	23,880
United Fire & Casualty Co.	5,504	174,862
Unitrin, Inc.	24,010	1,125,589
Universal American Financial Corp. (a)	11,458	180,234
USI Holdings Corp. (a)	16,821	192,600
Vesta Insurance Group, Inc. (a)	11,476	39,018
W.R. Berkley Corp.	33,482	1,719,636
Wesco Financial Corp.	452	178,540
White Mountains Insurance Group Ltd.	3,821	2,497,024
Zenith National Insurance Corp. (d)	6,312	319,577
		94,634,032
Real Estate - 7.9%
Aames Investment Corp. Maryland	15,526	140,355
Acadia Realty Trust (SBI)	9,701	154,246
Affordable Residential Communties, Inc.	10,886	131,721
Agree Realty Corp.	3,217	88,307
Alexanders, Inc. (a)	1,399	334,501
Alexandria Real Estate Equities, Inc.	9,352	626,397
AMB Property Corp. (SBI)	41,148	1,597,365
American Campus Communities, Inc.	9,838	207,582
American Financial Realty Trust (SBI)	59,856	877,489
American Home Mortgage Investment Corp.	18,046	562,133
American Land Lease, Inc.	4,333	99,659
American Mortgage Acceptance Co.	4,770	80,518
American Real Estate Partners LP (a)	11,925	348,806
American Realty Investments, Inc. (a)	1,965	18,058
AmeriVest Properties, Inc.	10,370	65,331
AMLI Residential Properties Trust (SBI)	11,801	325,944
Annaly Mortgage Management, Inc. (d)	63,121	1,208,767
Anthracite Capital, Inc.	32,496	388,002
Anworth Mortgage Asset Corp.	34,106	330,146
Arbor Realty Trust, Inc.	9,197	229,925
Arden Realty, Inc.	29,911	1,027,443
Ashford Hospitality Trust, Inc.	9,263	93,649
Associated Estates Realty Corp.	8,335	82,183
AvalonBay Communities, Inc. (d)	33,682	2,340,899
Bedford Property Investors, Inc.	11,464	267,226
BioMed Realty Trust, Inc.	13,606	298,788
BNP Residential Properties, Inc.	5,592	90,087
BNS Holding, Inc. Class A (a)	20	131
Boston Properties, Inc.	52,441	3,135,972
Boykin Lodging Co. (a)	7,111	68,194
Brandywine Realty Trust (SBI)	26,197	775,169
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Real Estate - continued
BRE Properties, Inc. Class A	22,763	$ 892,310
BRT Realty Trust	3,818	91,441
Camden Property Trust (SBI)	19,000	881,600
Capital Automotive REIT (SBI)	23,016	766,433
Capital Lease Funding, Inc.	14,178	172,972
Capital Trust, Inc. Class A	3,892	125,789
Capstead Mortgage Corp. (d)	5,005	47,347
CarrAmerica Realty Corp.	26,827	838,344
Catellus Development Corp.	45,762	1,263,489
CB Richard Ellis Group, Inc. Class A	24,473	882,986
CBL & Associates Properties, Inc.	14,073	1,048,579
Cedar Shopping Centers, Inc.	8,757	125,050
CenterPoint Properties Trust (SBI)	26,073	1,140,954
Colonial Properties Trust (SBI)	13,821	502,946
Commercial Net Lease Realty, Inc.	23,565	444,672
Consolidated-Tomoka Land Co.	2,587	113,957
Cornerstone Realty Income Trust, Inc.	37,772	354,679
Corporate Office Properties Trust (SBI)	18,017	476,550
Correctional Properties Trust	4,134	108,642
Cousins Properties, Inc.	17,978	487,743
Crescent Real Estate Equities Co.	51,838	844,959
Criimi Mae, Inc. (a)	4,835	95,685
CRT Properties, Inc.	15,342	347,036
Developers Diversified Realty Corp.	50,783	2,124,253
Digital Realty Trust, Inc.	17,715	253,856
Duke Realty Corp.	71,624	2,269,048
Eagle Hospitality Properties Trust, Inc.	18,912	178,340
Eastgroup Properties, Inc.	9,895	383,332
Education Realty Trust, Inc.	335	5,662
Entertainment Properties Trust (SBI)	14,682	601,962
Equity Inns, Inc.	34,751	388,169
Equity Lifestyle Properties, Inc.	11,921	400,546
Equity One, Inc.	18,969	392,089
Essex Property Trust, Inc.	9,623	693,626
Extra Space Storage, Inc.	11,562	160,712
Falcon Financial Investment Trust	8,876	66,570
Federal Realty Investment Trust (SBI)	24,702	1,239,793
FelCor Lodging Trust, Inc. (a)	21,248	266,450
Fieldstone Investment Corp. (d)	21,000	315,000
First Industrial Realty Trust, Inc.	19,876	826,643
First Potomac Realty Trust	9,520	212,582
First Union Real Estate Equity & Mortgage Investments (SBI) (a)(d)	1,011	4,327
Forest City Enterprises, Inc. Class A	13,376	847,370
Friedman, Billings, Ramsey Group, Inc. Class A	73,196	1,357,786
Gables Residential Trust (SBI)	14,513	510,567
General Growth Properties, Inc.	107,058	3,736,324
Getty Realty Corp.	9,382	251,719
Gladstone Commercial Corp.	1,684	27,938
Glenborough Realty Trust, Inc.	17,820	351,589

	Shares	Value (Note 1)
Glimcher Realty Trust	18,529	$ 476,566
Global Signal, Inc.	3,943	113,756
GMH Communities Trust	21,223	255,100
Government Properties Trust, Inc.	17,885	171,159
Gramercy Capital Corp.	9,940	218,680
Grubb & Ellis Co. (a)	700	3,220
Health Care Property Investors, Inc.	67,317	1,696,388
Health Care REIT, Inc.	24,534	841,516
Healthcare Realty Trust, Inc.	21,359	786,011
Heritage Property Investment Trust, Inc. (d)	12,862	394,220
Hersha Hospitality Trust	18,712	219,866
Highland Hospitality Corp.	18,858	191,409
Highwoods Properties, Inc. (SBI)	25,599	660,198
Home Properties of New York, Inc.	15,138	612,029
HomeBanc Mortgage Corp., Georgia (d)	16,219	156,838
Hospitality Properties Trust (SBI)	31,184	1,293,200
Host Marriott Corp.	159,154	2,543,281
HRPT Properties Trust (SBI)	85,149	1,079,689
Humphrey Hospitality Trust, Inc.	13,197	51,996
Impac Mortgage Holdings, Inc.	38,183	735,023
Inland Real Estate Corp.	29,322	472,084
Innkeepers USA Trust (SBI)	24,065	321,268
Investors Real Estate Trust	30,237	298,742
iStar Financial, Inc.	51,950	2,207,356
Jones Lang LaSalle, Inc. (a)	14,145	607,811
Kilroy Realty Corp.	16,871	712,125
Kimco Realty Corp.	44,339	2,354,844
Kite Realty Group Trust	13,413	203,207
Kramont Realty Trust	15,487	361,002
LaSalle Hotel Properties (SBI)	14,856	447,760
Lexington Corporate Properties Trust	24,513	539,776
Liberty Property Trust (SBI)	38,763	1,607,114
LTC Properties, Inc.	6,965	125,509
Luminent Mortgage Capital, Inc.	17,808	202,121
Mack-Cali Realty Corp.	26,240	1,159,808
Maguire Properties, Inc.	18,800	491,620
MeriStar Hospitality Corp. (a)	47,613	349,479
MFA Mortgage Investments, Inc.	38,509	325,401
Mid-America Apartment Communities, Inc.	9,395	352,876
Mission West Properties, Inc.	23,945	259,564
Monmouth Real Estate Investment Corp. Class A	9,627	81,830
MortgageIT Holdings, Inc.	11,005	189,836
National Health Investors, Inc.	10,652	276,739
National Health Realty, Inc.	2,339	42,593
Nationwide Health Properties, Inc.	32,399	670,335
New Century Financial Corp.	23,941	1,214,288
New Plan Excel Realty Trust	46,039	1,204,380
New York Mortgage Trust, Inc.	18,314	190,282
Newcastle Investment Corp.	16,991	524,002
NorthStar Realty Finance Corp.	19,589	201,767
Novastar Financial, Inc. (d)	13,015	463,204
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Real Estate - continued
Omega Healthcare Investors, Inc.	19,626	$ 225,699
One Liberty Properties, Inc.	4,885	93,401
Pan Pacific Retail Properties, Inc.	17,956	1,044,141
Parkway Properties, Inc.	7,044	331,279
Pennsylvania Real Estate Investment Trust (SBI)	17,193	698,036
PMC Commercial Trust	6,561	98,546
Post Properties, Inc.	19,470	627,908
Prentiss Properties Trust (SBI)	18,369	644,568
Prime Group Realty Trust (SBI) (a)	5,583	39,416
PS Business Parks, Inc.	10,667	442,681
Public Storage, Inc.	41,078	2,241,216
RAIT Investment Trust (SBI)	14,366	385,727
Ramco-Gershenson Properties Trust (SBI)	10,459	295,990
Rayonier, Inc.	25,724	1,234,752
Realty Income Corp.	34,768	817,743
Reckson Associates Realty Corp.	42,753	1,306,104
Redwood Trust, Inc.	9,877	562,396
Regency Centers Corp.	27,684	1,411,884
Saul Centers, Inc.	5,254	181,263
Saxon Capital, Inc.	24,875	446,755
Senior Housing Properties Trust (SBI)	33,128	593,654
Shurgard Storage Centers, Inc. Class A	25,213	1,001,965
Sizeler Property Investors, Inc. (d)	6,607	79,284
SL Green Realty Corp.	19,494	1,099,072
Sovran Self Storage, Inc.	6,602	270,220
Spirit Finance Corp.	14,213	157,480
Strategic Hotel Capital, Inc.	14,166	232,747
Summit Properties, Inc.	13,321	418,279
Sun Communities, Inc.	9,014	315,851
Sunstone Hotel Investors, Inc.	15,028	334,373
Tanger Factory Outlet Centers, Inc.	15,264	364,046
Tarragon Realty Investors, Inc. (a)(d)	4,561	99,749
Taubman Centers, Inc.	23,304	667,893
Tejon Ranch Co. (a)	5,055	248,959
The Macerich Co.	28,289	1,618,414
The Mills Corp.	26,720	1,442,880
The St. Joe Co.	35,525	2,580,891
Thomas Properties Group, Inc.	9,183	110,196
Thornburg Mortgage, Inc. (SBI) (d)	36,828	1,055,859
Town & Country Trust	12,547	334,001
Trammell Crow Co. (a)	20,383	394,411
Transcontinental Realty Investors, Inc. (a)	1,497	23,368
Trizec Properties, Inc.	44,801	804,178
Trustreet Properties, Inc.	25,200	446,040
U-Store-It Trust	16,266	267,250
United Capital Corp. (a)	2,068	50,956
United Dominion Realty Trust, Inc. (SBI)	68,424	1,512,170
United Mobile Homes, Inc.	4,453	66,750
Universal Health Realty Income Trust (SBI)	4,250	127,755
Urstadt Biddle Properties, Inc.	5,274	84,384

	Shares	Value (Note 1)
Urstadt Biddle Properties, Inc. Class A	17,626	$ 286,246
Ventas, Inc.	36,910	953,016
Vornado Operating Co. (a)(d)	81	223
Vornado Realty Trust	57,947	3,980,959
W.P. Carey & Co. LLC	8,724	295,046
Washington Real Estate Investment Trust (SBI)	21,745	634,954
Weingarten Realty Investors (SBI)	39,648	1,460,236
Wellsford Real Properties, Inc. (a)	2,805	40,532
Windrose Medical Properties Trust	4,662	65,641
Winston Hotels, Inc.	23,362	260,486
		114,784,196
Thrifts & Mortgage Finance - 2.5%
Accredited Home Lenders Holding Co. (a)	6,518	260,850
AmNet Mortgage, Inc. (a)	2,155	18,878
Anchor BanCorp Wisconsin, Inc.	12,340	339,227
Astoria Financial Corp.	30,940	1,162,725
Bank Mutual Corp.	47,805	577,962
BankAtlantic Bancorp, Inc. Class A (non-vtg.)	22,979	413,852
BankUnited Financial Corp. Class A (a)	17,404	492,533
BCSB Bankcorp, Inc.	4,872	78,439
Berkshire Bancorp, Inc.	1,110	23,299
Berkshire Hills Bancorp, Inc.	1,216	42,353
Brookline Bancorp, Inc., Delaware	36,986	561,447
Camco Financial Corp.	7,852	117,780
Capital Crossing Bank (a)	2,400	73,440
Capital Title Group, Inc.	3,610	22,743
Capitol Federal Financial	12,422	453,030
CFS Bancorp, Inc.	5,521	78,398
Charter Financial Corp., Georgia	3,434	124,276
Charter Municipal Mortgage Acceptance Co.	29,222	640,254
Citizens First Bancorp, Inc.	3,754	91,222
Citizens South Banking Corp.	1,310	17,646
City Bank Lynnwood	7,439	240,057
Clifton Savings Bancorp, Inc.	8,458	98,451
Coastal Financial Corp.	8,464	128,484
Commercial Capital Bancorp, Inc.	23,400	505,440
Commercial Federal Corp.	16,861	460,811
Corus Bankshares, Inc.	7,394	365,633
Delta Financial Corp.	3,088	25,476
Dime Community Bancshares, Inc.	22,145	345,683
Doral Financial Corp.	45,817	1,817,102
Downey Financial Corp.	10,510	658,452
E-Loan, Inc. (a)	14,052	44,826
EFC Bancorp, Inc.	3,214	84,817
ESB Financial Corp. (d)	5,932	81,862
Farmer Mac Class A (multi-vtg.)	3,846	59,767
FFLC Bancorp, Inc.	1,216	50,111
Fidelity Bankshares, Inc.	13,812	355,521
First Busey Corp.	9,363	189,133
First Defiance Financial Corp.	3,003	84,114
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
First Federal Bancshares of Arkansas, Inc.	3,747	$ 91,090
First Federal Bankshares, Inc.	2,907	65,262
First Financial Holdings, Inc.	9,293	268,475
First Financial Service Corp.	561	14,766
First Mutual Bancshares, Inc.	871	22,402
First Niagara Financial Group, Inc.	61,949	848,082
First Place Financial Corp.	5,230	104,129
FirstFed Financial Corp., Delaware (a)	8,047	411,202
Flagstar Bancorp, Inc.	12,455	255,950
Flushing Financial Corp.	7,219	129,942
FMS Financial Corp.	1,116	22,599
Franklin Bank Corp. (a)	9,733	159,135
Fremont General Corp.	33,992	854,559
Greater Delaware Valley Savings Bank	749	24,005
Harbor Florida Bancshares, Inc.	12,096	410,538
Heritage Financial Corp., Washington	3,933	84,992
HMN Financial, Inc.	2,852	91,692
Home Federal Bancorp	2,558	64,717
Home Federal Bancorp, Inc., Delaware (a)	14,626	187,944
Horizon Financial Corp.	8,123	170,583
Hudson City Bancorp, Inc.	35,636	1,325,659
Independence Community Bank Corp.	35,743	1,422,929
IndyMac Bancorp, Inc.	29,876	1,075,237
ITLA Capital Corp. (a)	2,116	105,546
Jefferson Bancshares, Inc., Tennessee	5,738	75,742
KNBT Bancorp, Inc.	13,014	210,827
Lincoln Bancorp	3,496	65,410
LSB Corp.	3,904	70,467
MAF Bancorp., Inc.	16,529	720,499
MASSBANK Corp.	1,965	72,982
Matrix Bancorp, Inc. (a)	1,659	20,903
MutualFirst Financial, Inc. (d)	2,603	64,060
NASB Financial, Inc.	3,384	142,196
NetBank, Inc.	18,817	168,600
New York Community Bancorp, Inc.	124,019	2,276,989
NewAlliance Bancshares, Inc.	57,350	820,105
NewMil Bancorp, Inc.	3,195	93,645
Northwest Bancorp, Inc.	5,050	108,323
OceanFirst Financial Corp.	4,849	112,739
Ocwen Financial Corp. (a)(d)	23,396	187,402
Pamrapo Bancorp, Inc.	2,874	66,274
Parkvale Financial Corp.	2,919	86,315
Partners Trust Financial Group, Inc.	20,895	232,770
Pennfed Financial Services, Inc.	6,162	93,108
People's Bank, Connecticut	44,299	1,692,222
Peoples Bancorp, Auburn	3,388	71,826
PFF Bancorp, Inc.	7,809	328,759
PFS Bancorp, Inc.	2,339	39,974
PHSB Financial Corp.	3,087	82,701

	Shares	Value (Note 1)
Pocahontas Bancorp, Inc.	2,049	$ 32,538
Provident Bancorp, Inc., Delaware	32,025	411,842
Provident Financial Holdings, Inc.	3,631	102,104
Provident Financial Services, Inc.	36,065	642,678
Pulaski Financial Corp.	4,300	89,229
PVF Capital Corp.	5,130	69,512
R&G Financial Corp. Class B	13,850	503,032
Radian Group, Inc.	45,517	2,199,837
Rainier Pacific Financial Group, Inc.	3,186	54,767
Riverview Bancorp, Inc.	3,465	73,940
Sound Federal Bancorp, Inc.	2,713	42,187
Sterling Financial Corp., Washington	8,877	338,391
TF Financial Corp.	1,778	56,204
The PMI Group, Inc.	45,329	1,824,492
Timberland Bancorp, Inc.	2,387	55,617
United Community Financial Corp., Ohio	10,580	118,496
W Holding Co., Inc.	66,664	768,636
Washington Federal, Inc.	40,328	957,790
Webster Financial Corp.	25,324	1,109,191
Westfield Financial, Inc.	4,996	123,401
Willow Grove Bancorp, Inc.	4,975	84,874
Woronoco Bancorp, Inc.	2,212	76,978
WSFS Financial Corp.	2,718	156,530
		37,194,633
TOTAL FINANCIALS		363,165,865
HEALTH CARE - 11.4%
Biotechnology - 3.4%
Aastrom Biosciences, Inc. (a)(d)	75,401	190,765
Abgenix, Inc. (a)	42,057	347,391
Affymetrix, Inc. (a)	28,905	1,235,111
Albany Molecular Research, Inc. (a)	10,983	107,633
Alexion Pharmaceuticals, Inc. (a)	11,260	262,921
Alkermes, Inc. (a)	45,557	532,106
Alliance Pharmaceutical Corp. (a)	2,080	458
Allos Therapeutics, Inc. (a)(d)	6,613	14,945
Amylin Pharmaceuticals, Inc. (a)	54,705	1,171,781
Anadys Pharmaceuticals, Inc.	9,204	70,042
AP Pharma, Inc. (a)	17,810	35,424
Aphton Corp. (a)(d)	5,895	8,135
Applera Corp. - Celera Genomics Group (a)	45,121	501,294
Arena Pharmaceuticals, Inc. (a)	7,579	40,548
ARIAD Pharmaceuticals, Inc. (a)	21,808	136,518
ArQule, Inc. (a)	7,298	36,490
Array Biopharma, Inc. (a)	13,440	113,165
Avant Immunotherapeutics, Inc. (a)	18,683	31,387
AVAX Technologies, Inc. (a)(d)	4,900	1,715
AVI BioPharma, Inc. (a)(d)	7,485	19,386
Avigen, Inc. (a)	5,520	15,787
Axonyx, Inc. (a)(d)	15,192	25,067
BioCryst Pharmaceuticals, Inc. (a)	5,707	33,557
BioMarin Pharmaceutical, Inc. (a)(d)	24,260	130,276
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Biotechnology - continued
Biopure Corp. Class A (a)(d)	9,667	$ 3,673
BioSource International, Inc. (a)	3,368	20,208
BioSphere Medical, Inc. (a)	4,678	19,460
BioTime, Inc. (a)(d)	500	595
Caliper Life Sciences, Inc. (a)	28,993	209,909
Calypte Biomedical Corp. (a)	656	216
CancerVax Corp. (a)(d)	16,900	128,778
Cel-Sci Corp. (a)	5,333	3,946
Celgene Corp. (a)	81,952	2,243,436
Cell Genesys, Inc. (a)(d)	18,760	112,935
Cell Therapeutics, Inc. (a)	22,072	218,071
Cephalon, Inc. (a)	26,939	1,321,897
Cepheid, Inc. (a)	18,560	201,933
Charles River Laboratories International, Inc. (a)	29,774	1,372,581
Ciphergen Biosystems, Inc. (a)	8,010	24,831
CorAutus Genetics, Inc. (a)	2,623	13,823
Corgentech, Inc.	4,568	25,764
Corixa Corp. (a)(d)	17,568	68,164
Covalent Group, Inc. (a)	7,298	17,442
Critical Therapeutics, Inc.	7,164	48,357
Cryo-Cell International, Inc. (a)	6,550	18,013
Cubist Pharmaceuticals, Inc. (a)	28,601	294,590
CuraGen Corp. (a)(d)	15,692	86,777
Curis, Inc. (a)	10,011	40,845
CV Therapeutics, Inc. (a)	18,275	400,771
Cytogen Corp. (a)(d)	15,067	191,502
Cytokinetics, Inc.	8,459	82,052
CytRx Corp. (a)(d)	8,702	10,878
Dendreon Corp. (a)(d)	22,297	146,491
Digene Corp. (a)	7,756	186,377
Diversa Corp. (a)	14,786	98,179
DOV Pharmaceutical, Inc. (a)	3,823	57,421
DUSA Pharmaceuticals, Inc. (a)	9,863	128,416
Dyax Corp. (a)	9,263	48,168
Embrex, Inc. (a)	1,225	14,394
Encysive Pharmaceuticals, Inc. (a)	39,210	432,094
EntreMed, Inc. (a)(d)	6,269	18,744
Enzo Biochem, Inc.	19,619	319,201
Enzon Pharmaceuticals, Inc. (a)	17,730	190,598
Epimmune, Inc. (a)	6,362	8,665
Exact Sciences Corp. (a)	5,146	23,929
Exelixis, Inc. (a)	28,791	204,704
Eyetech Pharmaceuticals, Inc. (d)	11,102	367,920
Gen-Probe, Inc. (a)	23,612	1,202,087
Genaera Corp. (a)(d)	20,058	62,180
Genaissance Pharmaceuticals, Inc. (a)(d)	14,494	24,205
Gene Logic, Inc. (a)	7,441	23,514
Genelabs Technologies, Inc. (a)(d)	38,267	30,996
Genencor International, Inc. (a)	6,091	117,191
Genentech, Inc. (a)	230,690	10,888,568

	Shares	Value (Note 1)
Genitope Corp. (a)(d)	16,300	$ 252,976
Genta, Inc. (a)	25,757	32,711
GenVec, Inc. (a)	10,563	20,281
Geron Corp. (a)(d)	29,508	206,261
GlycoGenesys, Inc. (a)(d)	2,214	2,435
GTC Biotherapeutics, Inc. (a)	4,398	7,740
Harvard Bioscience, Inc. (a)	8,617	35,157
Hemispherx Biopharma, Inc. (a)(d)	10,059	16,597
Human Genome Sciences, Inc. (a)	67,519	753,512
Icoria, Inc. (a)	5,801	3,307
ICOS Corp. (a)	29,632	655,460
Idenix Pharmaceuticals, Inc. (d)	13,126	251,232
ImClone Systems, Inc. (a)	30,999	1,372,016
Immtech International, Inc. (a)(d)	2,377	33,040
Immune Response Corp. (a)(d)	5,029	4,878
Immunicon Corp.	7,192	45,885
ImmunoGen, Inc. (a)	33,884	199,238
Immunomedics, Inc. (a)(d)	11,508	30,611
Incyte Corp. (a)	42,798	373,627
Indevus Pharmaceuticals, Inc. (a)	18,476	78,708
Insmed, Inc. (a)(d)	10,199	13,157
Interleukin Genetics, Inc. (a)	6,973	25,800
InterMune, Inc. (a)	9,193	101,491
Introgen Therapeutics, Inc. (a)(d)	5,863	42,806
Invitrogen Corp. (a)	26,285	1,838,899
Isis Pharmaceuticals, Inc. (a)	19,155	77,769
Kendle International, Inc. (a)	4,210	49,215
Kosan Biosciences, Inc. (a)	8,015	42,880
La Jolla Pharmaceutical Co. (a)	13,815	19,203
Lexicon Genetics, Inc. (a)	22,319	127,218
Ligand Pharmaceuticals, Inc. Class B (a)(d)	40,669	398,556
Lipid Sciences, Inc. (a)(d)	6,973	27,962
Luminex Corp. (a)	7,579	58,358
Lynx Therapeutics, Inc. (a)(d)	1,002	4,960
Manhattan Pharmaceuticals, Inc. (a)	9,897	17,320
MannKind Corp. (d)	19,534	263,904
Martek Biosciences (a)	14,397	964,599
Matritech, Inc. (a)(d)	9,731	10,996
Maxim Pharmaceuticals, Inc. (a)(d)	8,042	14,154
Maxygen, Inc. (a)	12,092	116,325
Medarex, Inc. (a)	41,013	346,970
Memory Pharmaceuticals Corp.	6,681	34,073
Millennium Pharmaceuticals, Inc. (a)	146,743	1,261,990
Myogen, Inc. (a)(d)	7,818	65,358
Myriad Genetics, Inc. (a)(d)	14,642	317,292
Nabi Biopharmaceuticals (a)	37,645	478,092
Nanogen, Inc. (a)(d)	35,888	142,475
Neogen Corp. (a)	2,838	49,637
Neopharm, Inc. (a)(d)	8,402	87,633
NeoRX Corp. (a)(d)	5,171	8,325
Neose Technologies, Inc. (a)	9,641	41,649
Neurobiological Tech, Inc. (a)(d)	4,585	18,523
Neurocrine Biosciences, Inc. (a)	17,929	717,698
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Biotechnology - continued
Neurogen Corp. (a)	10,550	$ 85,983
Northfield Laboratories, Inc. (a)(d)	10,230	160,406
Northwest Biotherapeutics, Inc. (a)	2,800	546
Novavax, Inc. (a)(d)	14,561	32,471
NPS Pharmaceuticals, Inc. (a)	17,211	246,806
Nuvelo, Inc. (a)	14,069	109,316
ONYX Pharmaceuticals, Inc. (a)	16,636	481,446
OraSure Technologies, Inc. (a)	16,097	107,850
Orchid BioSciences, Inc. (a)	20,246	270,487
Ortec International, Inc. (a)	20	18
Oscient Pharmaceuticals Corp. (a)(d)	74,754	251,921
OSI Pharmaceuticals, Inc. (a)	23,376	1,277,031
OXiGENE, Inc. (a)(d)	3,532	18,720
Peregrine Pharmaceuticals, Inc. (a)(d)	40,127	47,751
Pharmacopeia Drug Discovery, Inc. (a)	2,994	14,611
Pharmacyclics, Inc. (a)(d)	5,240	43,073
Pharmion Corp. (a)	9,904	334,755
PRAECIS Pharmaceuticals, Inc. (a)	13,006	18,338
Progenics Pharmaceuticals, Inc. (a)	5,689	132,099
Protein Design Labs, Inc. (a)	45,237	677,650
Regeneron Pharmaceuticals, Inc. (a)	15,683	95,823
Renovis, Inc. (d)	15,599	149,610
Repligen Corp. (a)	7,531	13,631
Rigel Pharmaceuticals, Inc. (a)	5,282	98,456
Sangamo Biosciences, Inc. (a)	5,746	29,649
Savient Pharmaceuticals, Inc. (a)	19,114	54,857
SciClone Pharmaceuticals, Inc. (a)	14,063	43,595
Seattle Genetics, Inc. (a)	19,175	96,450
Senomyx, Inc.	18,497	205,132
Sequenom, Inc. (a)	10,320	12,477
Seracare Life Sciences, Inc. (a)	5,802	78,327
Serologicals Corp. (a)	19,062	460,729
SIGA Technologies, Inc. (a)(d)	5,146	7,668
Sirna Therapeutics, Inc. (a)(d)	9,668	28,037
Sonus Pharmaceuticals, Inc. (a)(d)	4,772	19,990
Spectrum Pharmaceuticals, Inc. (a)(d)	284	1,852
StemCells, Inc. (a)(d)	46,919	201,283
Stratagene Corp. (a)	1,955	13,196
Strategic Diagnostics, Inc. (a)	3,743	11,379
Tanox, Inc. (a)(d)	12,496	139,080
Tapestry Pharmaceuticals, Inc. (a)	6,737	5,390
Targeted Genetics Corp. (a)	17,490	22,737
Techne Corp. (a)	18,517	631,245
Telik, Inc. (a)	25,126	474,379
Third Wave Technologies, Inc. (a)	10,841	74,044
Titan Pharmaceuticals, Inc. (a)	11,415	27,396
Transgenomic, Inc. (a)	4,398	4,134
Transkaryotic Therapies, Inc. (a)	10,696	246,436
Trimeris, Inc. (a)	6,241	79,760
Unigene Laboratories, Inc. (a)(d)	10,479	23,578
United Therapeutics Corp. (a)	10,741	487,964

	Shares	Value (Note 1)
V.I. Technologies, Inc. (a)(d)	13,842	$ 12,043
Valentis, Inc. (a)(d)	148	463
Vertex Pharmaceuticals, Inc. (a)	41,265	476,198
Vical, Inc. (a)	4,304	24,662
Vicuron Pharmaceuticals, Inc. (a)	28,304	491,074
Vion Pharmaceuticals, Inc. (a)	41,496	143,161
Viragen, Inc. (a)(d)	2,058	1,523
ViroLogic, Inc. (a)	94,829	224,745
ViroPharma, Inc. (a)(d)	9,450	21,452
XOMA Ltd. (a)	31,255	45,007
Zymogenetics, Inc. (a)	19,085	376,547
		48,964,787
Health Care Equipment & Supplies - 2.9%
Abaxis, Inc. (a)	6,763	74,664
Abiomed, Inc. (a)(d)	7,205	77,094
Advanced Magnetics, Inc. (a)(d)	1,558	31,659
Advanced Medical Optics, Inc. (a)	17,013	645,643
Advanced Neuromodulation Systems, Inc. (a)	12,635	372,733
AeroGen, Inc. (a)(d)	1,834	3,430
Aksys Ltd. (a)(d)	7,205	33,719
Align Technology, Inc. (a)	19,490	147,539
American Medical Systems Holdings, Inc. (a)	14,877	589,129
Analogic Corp.	4,867	208,989
Angeion Corp. (a)	2	6
Angiodynamics, Inc.	2,846	61,474
Anika Therapeutics, Inc. (a)	1,029	12,451
Animas Corp.	4,745	105,078
Applied Imaging Corp. (a)	7,392	4,287
Aradigm Corp. (a)(d)	18,327	22,359
Arrow International, Inc.	11,330	382,274
Arthrocare Corp. (a)(d)	11,370	327,683
Aspect Medical Systems, Inc. (a)	7,501	161,872
ATS Medical, Inc. (a)(d)	6,269	23,885
Avitar, Inc. (a)	2,400	216
Beckman Coulter, Inc.	29,814	2,100,396
Bio-Rad Laboratories, Inc. Class A (a)	946	46,269
BioLase Technology, Inc. (d)	9,270	93,256
Biosite, Inc. (a)(d)	6,796	393,760
BioVeris Corp. (a)	7,558	48,598
Bruker BioSciences Corp. (a)	29,315	109,345
Cambridge Heart, Inc. (a)	1,200	600
Candela Corp. (a)	6,482	62,551
Cantel Medical Corp. (a)	6,163	151,610
Cardiac Science, Inc. (a)	21,052	38,525
Cardima, Inc. (a)(d)	12,725	4,581
Cardiodynamics International Corp. (a)	13,842	60,766
Cardiogenesis Corp. (a)(d)	2,780	1,863
Cardiotech International, Inc. (a)(d)	3,688	8,114
Cerus Corp. (a)(d)	5,687	25,304
Cholestech Corp. (a)	3,743	41,660
Chromavision Medical Systems, Inc. (a)(d)	8,140	12,291
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Closure Medical Corp. (a)	4,341	$ 98,280
CNS., Inc.	5,283	89,705
Compex Technologies, Inc. (a)	2,466	11,714
Conceptus, Inc. (a)(d)	11,964	94,037
CONMED Corp. (a)	13,894	411,401
Cooper Companies, Inc.	20,492	1,687,516
CTI Molecular Imaging, Inc. (a)	13,668	224,292
Curon Medical, Inc. (a)(d)	10,105	10,206
Cutera, Inc.	9,296	153,570
Cyberonics, Inc. (a)	6,881	257,969
Cygnus, Inc. (a)(d)	9,600	1,154
Cytyc Corp. (a)	55,599	1,267,657
Dade Behring Holdings, Inc. (a)	19,699	1,235,324
Datascope Corp.	5,092	179,137
DENTSPLY International, Inc.	34,865	1,916,529
Diagnostic Products Corp.	11,373	518,950
Diametrics Medical, Inc. (a)(d)	4,600	166
Digirad Corp. (d)	4,978	38,475
DJ Orthopedics, Inc. (a)	9,063	218,509
E-Z-EM, Inc.	3,324	44,940
Edwards Lifesciences Corp. (a)	30,567	1,314,687
Encore Medical Corp. (a)	13,697	71,635
Endologix, Inc. (a)	10,666	66,343
Enpath Medical, Inc. (a)	3,275	26,495
EP Medsystems, Inc. (a)(d)	14,220	52,045
Epix Pharmaceuticals, Inc. (a)	14,654	122,654
Escalon Medical Corp. (a)(d)	3,512	19,105
Exactech, Inc. (a)	2,414	42,993
Fonar Corp. (a)	19,649	29,670
Foxhollow Technologies, Inc. (d)	285	7,852
Haemonetics Corp. (a)	13,187	546,997
Hillenbrand Industries, Inc.	29,729	1,677,013
Hologic, Inc. (a)	11,747	434,052
I-Flow Corp. (a)	9,152	156,225
ICU Medical, Inc. (a)(d)	4,770	146,057
IDEXX Laboratories, Inc. (a)	16,015	888,032
Illumina, Inc. (a)	9,593	79,430
Immucor, Inc. (a)	23,566	700,028
Implant Sciences Corp. (a)(d)	468	4,259
INAMED Corp. (a)	18,529	1,263,307
Integra LifeSciences Holdings Corp. (a)	7,912	293,456
Intermagnetics General Corp. (a)	14,014	369,549
IntraLase Corp.	5,385	99,676
Intuitive Surgical, Inc. (a)	16,313	769,158
Invacare Corp.	14,488	682,675
Inverness Medical Innovations, Inc. (a)	12,010	285,238
Iridex Corp. (a)	100	588
IRIS International, Inc. (a)	21,044	225,171
IVAX Diagnostics, Inc. (a)	7,111	23,253
Kensey Nash Corp. (a)(d)	8,253	267,315
Kinetic Concepts, Inc.	13,834	902,392

	Shares	Value (Note 1)
Kyphon, Inc. (a)	13,217	$ 324,874
Laserscope, Inc. (a)(d)	9,323	312,600
LifeCell Corp. (a)	18,394	159,108
Lifecore Biomedical, Inc. (a)	13,141	216,432
Matrixx Initiatives, Inc. (a)	3,745	44,004
Matthews International Corp. Class A	19,095	664,124
Med-Design Corp. (a)(d)	3,555	3,306
Medical Action Industries, Inc. (a)	2,970	57,618
Medwave, Inc. (a)(d)	2,979	13,346
Mentor Corp.	18,531	641,543
Meridian Bioscience, Inc.	4,477	73,288
Merit Medical Systems, Inc. (a)	18,942	249,466
Mesa Laboratories, Inc.	4,207	52,630
Micro Therapeutics, Inc. (a)	8,566	33,664
Microtek Medical Holdings, Inc. (a)	12,551	47,568
Molecular Devices Corp. (a)	12,725	264,298
National Dentex Corp. (a)	2,508	47,652
Natus Medical, Inc. (a)	3,448	27,012
North American Scientific, Inc. (a)	3,930	16,113
Novoste Corp. (a)	5,146	4,631
Nutraceutical International Corp. (a)	4,825	77,779
NuVasive, Inc.	5,716	73,393
Optical Sensors, Inc. (a)	16	41
Orthologic Corp. (a)	36,394	207,810
Orthovita, Inc. (a)(d)	20,662	74,383
Osteotech, Inc. (a)	4,011	16,646
Palomar Medical Technologies, Inc. (a)	5,194	149,899
Paradigm Medical Industries, Inc. (a)	3,600	306
Physiometrix, Inc. (a)	2,994	2,754
PolyMedica Corp.	16,786	577,942
Possis Medical, Inc. (a)	16,597	156,344
Precision Optics Corp., Inc. (a)	850	884
Quidel Corp. (a)	10,586	46,684
Quinton Cardiology Systems, Inc. (a)	1,955	19,042
Regeneration Technologies, Inc. (a)	6,737	72,355
ResMed, Inc. (a)	16,191	954,459
Respironics, Inc. (a)	17,039	984,002
Retractable Technologies, Inc. (a)	5,601	22,404
Rita Medical Systems, Inc. (a)(d)	5,240	17,711
Sola International, Inc. (a)	20,274	564,023
Somanetics Corp. (a)	6,762	97,102
Sonic Innovations, Inc. (a)	6,362	30,474
SonoSight, Inc. (a)	8,947	244,074
Spectrx, Inc. (a)	10,741	3,759
Staar Surgical Co. (a)(d)	8,437	54,166
Stereotaxis, Inc. (d)	21,349	199,400
Steris Corp. (a)	33,835	837,416
SurModics, Inc. (a)(d)	9,780	314,427
Sybron Dental Specialties, Inc. (a)	19,441	694,433
Symmetry Medical, Inc.	4,445	92,412
Synovis Life Technologies, Inc. (a)(d)	4,155	44,749
The Spectranetics Corp. (a)	4,398	25,684
Theragenics Corp. (a)	8,161	27,258
Thoratec Corp. (a)	31,157	366,095
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Trimedyne, Inc. (a)(d)	8,608	$ 4,907
TriPath Imaging, Inc. (a)	13,366	100,512
Urologix, Inc. (a)(d)	5,053	29,611
Utah Medical Products, Inc. (d)	3,222	71,593
Varian Medical Systems, Inc. (a)	68,150	2,448,630
Varian, Inc. (a)	17,582	749,872
Vasomedical, Inc. (a)	19,274	28,718
Ventana Medical Systems, Inc. (a)	7,791	523,789
Viasys Healthcare, Inc. (a)	10,197	210,976
Vision Sciences, Inc. (a)(d)	8,293	24,133
VISX, Inc. (a)	27,434	662,805
Vital Signs, Inc.	3,275	134,537
West Pharmaceutical Services, Inc.	18,684	480,179
Wilson Greatbatch Technologies, Inc. (a)	13,770	241,388
Wright Medical Group, Inc. (a)	10,752	274,068
Young Innovations, Inc.	3,599	128,088
Zoll Medical Corp. (a)	5,795	175,357
		43,105,304
Health Care Providers & Services - 3.7%
A.D.A.M., Inc. (a)	2,620	15,039
Accessity Corp. (a)	780	7,121
Accredo Health, Inc. (a)	24,006	1,023,136
Advisory Board Co. (a)	10,260	410,708
Air Methods Corp. (a)	2,008	15,160
Alderwoods Group, Inc. (a)	16,433	201,304
Alliance Imaging, Inc. (a)	12,948	146,571
Allied Healthcare International, Inc. (a)	9,152	59,854
Allscripts Healthcare Solutions, Inc. (a)(d)	10,292	137,913
Amedisys, Inc. (a)	7,502	239,614
America Service Group, Inc. (a)	4,584	114,783
American Dental Partners, Inc. (a)	1,695	42,409
American Healthways, Inc. (a)	16,117	547,656
American Retirement Corp. (a)	14,758	190,378
AMERIGROUP Corp. (a)	24,648	982,469
AMICAS, Inc. (a)	9,824	38,903
AMN Healthcare Services, Inc. (a)	7,568	102,395
AmSurg Corp. (a)	14,989	362,134
Andrx Corp. (a)	35,387	794,438
Apria Healthcare Group, Inc. (a)	23,586	765,602
Beverly Enterprises, Inc. (a)	60,098	721,176
Bio-Imaging Technologies, Inc. (a)	2,110	6,140
Bioanalytical Systems, Inc. (a)	4,772	31,018
BriteSmile, Inc. (a)(d)	1,435	7,792
Capital Senior Living Corp. (a)	8,498	46,399
Carriage Services, Inc. (a)	9,225	46,125
Centene Corp. (a)	19,014	634,307
Cerner Corp. (a)(d)	12,864	670,214
Chemed Corp. New	5,225	373,065
Claimsnet.com, Inc. (a)	2,700	513
Community Health Systems, Inc. (a)	44,219	1,431,369
Comprehensive Care Corp. (a)	300	375

	Shares	Value (Note 1)
Computer Programs & Systems, Inc.	2,058	$ 53,158
Corvel Corp. (a)	3,080	68,684
Covance, Inc. (a)	30,828	1,347,492
Coventry Health Care, Inc. (a)	44,920	2,834,452
Cross Country Healthcare, Inc. (a)	12,122	185,345
Cryolife, Inc. (a)(d)	5,006	39,047
Curative Health Services, Inc. (a)	3,649	15,910
D & K Healthcare Resources, Inc.	3,743	28,821
DaVita, Inc. (a)	48,078	2,030,815
Dendrite International, Inc. (a)	18,964	291,287
Digital Angel Corp. (a)(d)	7,990	35,556
Eclipsys Corp. (a)	22,643	348,702
Emeritus Corp. (a)	1,897	28,436
eResearchTechnology, Inc. (a)(d)	23,930	372,590
Five Star Quality Care, Inc. (a)	407	3,460
Genesis HealthCare Corp. (a)(d)	8,476	349,042
Gentiva Health Services, Inc. (a)	15,272	257,180
Hanger Orthopedic Group, Inc. (a)	6,855	41,678
Health Grades, Inc. (a)	100	440
Health Net, Inc. (a)	55,546	1,660,825
HealthAxis, Inc. (a)	190	473
HealthExtras, Inc. (a)	10,723	174,034
HealthGate Data Corp. (a)	1,733	1,993
HealthStream, Inc. (a)	6,041	18,425
HealthTronics Surgical Services, Inc. (a)	11,509	113,824
HearUSA, Inc. (a)	11,117	20,678
Henry Schein, Inc. (a)	20,183	1,460,038
HMS Holdings Corp. (a)	6,175	45,078
Hooper Holmes, Inc.	23,892	105,842
IDX Systems Corp. (a)	8,913	305,805
IMPAC Medical Systems, Inc. (a)	2,475	58,707
Kindred Healthcare, Inc. (a)	15,832	517,706
LabOne, Inc. (a)(d)	9,088	327,168
LCA-Vision, Inc.	9,840	284,573
Lifeline Systems, Inc. (a)	6,086	167,304
LifePoint Hospitals, Inc. (a)	17,317	693,546
Lincare Holdings, Inc. (a)	49,283	1,999,904
Magellan Health Services, Inc. (a)	15,839	541,377
Matria Healthcare, Inc. (a)	12,312	354,586
Medcath Corp. (a)	4,959	140,786
Medical Staffing Network Holdings, Inc. (a)	8,863	57,787
Merge Technologies, Inc. (a)(d)	5,082	92,492
MIM Corp. (a)	6,082	41,905
Molina Healthcare, Inc. (a)	4,735	212,507
National Healthcare Corp.	2,674	99,954
National Medical Health Card Systems, Inc. (a)	2,994	68,862
National Research Corp. (a)	1,185	16,306
NDCHealth Corp.	22,122	343,112
NovaMed Eyecare, Inc. (a)	4,865	28,801
NWH, Inc.	2,958	42,267
OCA, Inc. (a)(d)	15,187	75,328
Odyssey Healthcare, Inc. (a)	21,592	242,910
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Health Care Providers & Services - continued
Omnicare, Inc.	52,091	$ 1,796,619
Omnicell, Inc. (a)	6,445	41,893
Option Care, Inc. (d)	6,199	119,827
Owens & Minor, Inc.	20,823	581,170
PacifiCare Health Systems, Inc. (a)	42,203	2,679,046
PAREXEL International Corp. (a)	10,681	239,468
Patterson Companies, Inc. (a)	57,266	2,841,539
PDI, Inc. (a)	3,836	76,758
Pediatrix Medical Group, Inc. (a)	11,224	769,181
Per-Se Technologies, Inc. (a)	16,645	251,672
Pharmaceutical Product Development, Inc. (a)	24,599	1,049,147
PRA International	5,000	122,650
Precis, Inc. (a)	3,930	8,017
Priority Healthcare Corp. Class B (a)	21,406	489,769
Province Healthcare Co. (a)	22,925	529,109
ProxyMed, Inc. (a)	3,259	28,256
PSS World Medical, Inc. (a)	31,368	381,435
Psychemedics Corp.	3,872	53,046
Psychiatric Solutions, Inc. (a)	8,497	338,351
QMed, Inc. (a)(d)	4,585	49,380
Radiologix, Inc. (a)	6,550	30,720
RehabCare Group, Inc. (a)	10,698	307,033
Renal Care Group, Inc. (a)	33,085	1,303,549
ResCare, Inc. (a)	11,581	158,544
Rural/Metro Corp. (a)(d)	8,327	51,794
Service Corp. International (SCI)	160,630	1,211,150
SFBC International, Inc. (a)	6,004	260,874
Sierra Health Services, Inc. (a)	10,758	662,262
Specialty Laboratories, Inc. (a)	6,269	59,681
SRI/Surgical Express, Inc. (a)	2,620	12,550
Stewart Enterprises, Inc. Class A (a)	59,128	374,872
Sun Healthcare Group, Inc. (a)(d)	7,484	51,041
Sunrise Senior Living, Inc. (a)(d)	9,735	461,439
Symbion, Inc.	13,630	292,227
Triad Hospitals, Inc. (a)	38,302	1,672,648
Tripos, Inc. (a)	2,058	10,455
TriZetto Group, Inc. (a)	16,704	148,499
U.S. Physical Therapy, Inc. (a)	4,585	62,677
United Surgical Partners International, Inc. (a)	13,038	535,340
Universal Health Services, Inc. Class B	27,301	1,288,607
VCA Antech, Inc. (a)	39,356	790,268
Ventiv Health, Inc. (a)	11,820	281,907
VistaCare, Inc. Class A (a)	5,318	93,171
WebMD Corp. (a)(d)	147,324	1,110,823
Wellcare Health Plans, Inc.	10,100	317,039
WellChoice, Inc. (a)	16,498	852,122
		53,660,703
Pharmaceuticals - 1.4%
aaiPharma, Inc. (a)(d)	9,050	20,815

	Shares	Value (Note 1)
Able Laboratories, Inc. (a)	13,759	$ 298,983
Acusphere, Inc. (a)(d)	1,403	7,829
Adolor Corp. (a)(d)	22,706	199,813
Advancis Pharmaceutical Corp. (a)	4,491	19,626
Alpharma, Inc. Class A	16,636	218,264
Alteon, Inc. (a)(d)	9,772	7,329
American Pharmaceutical Partners, Inc. (a)(d)	19,772	1,033,285
Antigenics, Inc. (a)(d)	19,086	131,693
Argonaut Technologies, Inc. (a)	2,100	1,764
Atherogenics, Inc. (a)(d)	21,187	349,797
AVANIR Pharmaceuticals Class A (a)(d)	57,046	130,635
Barr Pharmaceuticals, Inc. (a)	45,199	2,157,800
Barrier Therapeutics, Inc.	6,541	112,701
Bentley Pharmaceuticals, Inc. (a)	7,642	75,274
Bone Care International, Inc. (a)	8,823	238,750
Boston Life Sciences, Inc. (a)(d)	1,366	2,595
Bradley Pharmaceuticals, Inc. (a)(d)	5,396	52,611
Cellegy Pharmaceuticals, Inc. (a)	10,121	20,384
Collagenex Pharmaceuticals, Inc. (a)	4,585	23,154
Columbia Laboratories, Inc. (a)(d)	12,667	25,081
Connetics Corp. (a)	18,114	448,322
Corcept Therapeutics, Inc. (d)	7,957	36,443
Cortex Pharmaceuticals, Inc. (a)(d)	7,017	18,876
Cypress Bioscience, Inc. (a)	19,092	227,958
DepoMed, Inc. (a)(d)	14,582	59,495
Discovery Laboratories, Inc. (a)(d)	33,851	198,705
Discovery Partners International, Inc. (a)	7,205	32,423
Durect Corp. (a)(d)	14,242	44,293
Emisphere Technologies, Inc. (a)(d)	4,678	21,893
Endo Pharmaceuticals Holdings, Inc. (a)	37,764	850,823
Eon Labs, Inc. (a)	13,690	415,628
Ergo Science Corp. (a)	3,743	10,293
First Horizon Pharmaceutical Corp. (a)	12,197	200,519
Guilford Pharmaceuticals, Inc. (a)(d)	8,608	38,994
Heska Corp. (a)	20,430	22,453
Hi-Tech Pharmacal Co., Inc. (a)	1,747	27,760
Hollis-Eden Pharmaceuticals, Inc. (a)(d)	6,761	51,113
Impax Laboratories, Inc. (a)	25,598	436,702
InKine Pharmaceutical, Inc. (a)	14,194	52,376
Inspire Pharmaceuticals, Inc. (a)	16,447	130,918
Interpharm Holdings, Inc. (a)(d)	2,260	3,616
IntraBiotics Pharmaceuticals, Inc. (a)	982	3,732
Ista Pharmaceuticals, Inc. (a)	7,132	75,457
IVAX Corp. (a)	108,313	1,731,925
Kos Pharmaceuticals, Inc. (a)	5,409	179,795
KV Pharmaceutical Co. Class A (a)	22,399	487,402
MacroChem Corp. (a)	8,982	4,581
Medicines Co. (a)	23,402	545,267
Medicis Pharmaceutical Corp. Class A	26,916	929,679
MGI Pharma, Inc. (a)	33,805	774,135
Miravant Medical Technologies (a)	5,240	4,873
Nastech Pharmaceutical Co., Inc. (a)(d)	2,297	22,580
Nektar Therapeutics (a)	40,646	704,802
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Pharmaceuticals - continued
New River Pharmaceuticals, Inc. (d)	6,595	$ 171,470
NitroMed, Inc. (a)(d)	7,285	158,085
Noven Pharmaceuticals, Inc. (a)	9,569	158,080
Nutrition 21, Inc. (a)(d)	16,280	19,210
Orphan Medical, Inc. (a)	2,152	18,615
Oxis International, Inc. (a)	5,100	2,040
Pain Therapeutics, Inc. (a)	12,891	82,373
Palatin Technologies, Inc. (a)(d)	9,806	22,750
Par Pharmaceutical Companies, Inc. (a)	16,558	612,480
Penwest Pharmaceuticals Co. (a)	6,245	68,695
Perrigo Co.	28,249	496,335
Pharmos Corp. (a)	64,933	46,102
Pozen, Inc. (a)	8,367	53,130
Pure World, Inc. (a)	3,032	4,609
Salix Pharmaceuticals Ltd. (a)	14,375	233,306
Santarus, Inc.	9,294	64,965
SCOLR Pharma, Inc. (a)(d)	17,200	80,324
Sepracor, Inc. (a)	43,859	2,827,590
SuperGen, Inc. (a)	29,317	147,171
Valeant Pharmaceuticals International (d)	40,488	981,834
Vivus, Inc. (a)	7,394	29,428
Zila, Inc. (a)	11,602	48,032
		20,248,638
TOTAL HEALTH CARE		165,979,432
INDUSTRIALS - 10.7%
Aerospace & Defense - 1.0%
AAR Corp. (a)	11,465	127,835
Alliant Techsystems, Inc. (a)	17,245	1,193,871
Applied Signal Technology, Inc.	5,054	117,910
Armor Holdings, Inc. (a)	14,548	580,756
Astronics Corp. (a)	3,368	22,027
Aviall, Inc. (a)	10,534	294,952
BE Aerospace, Inc. (a)	32,481	390,746
Ceradyne, Inc. (a)	12,324	370,952
CPI Aerostructures, Inc. (a)	1,677	18,531
Cubic Corp.	9,321	174,676
Curtiss-Wright Corp.	10,637	590,885
DRS Technologies, Inc. (a)	12,783	528,066
Ducommun, Inc. (a)	2,048	41,779
EDO Corp.	9,094	289,189
Engineered Support Systems, Inc.	12,529	692,603
Esterline Technologies Corp. (a)	14,234	468,014
Fairchild Corp. Class A (a)	9,497	31,435
Firearms Training Systems, Inc. Class A (a)(d)	32,643	57,125
GenCorp, Inc. (non-vtg.) (a)(d)	28,421	530,620
Hawk Corp. Class A (a)	3,526	33,109
Heico Corp. Class A	7,372	129,747

	Shares	Value (Note 1)
Herley Industries, Inc. (a)	12,228	$ 221,205
Hexcel Corp. (a)	23,761	395,145
Innovative Solutions & Support, Inc. (a)	5,801	173,334
Irvine Sensors Corp. (a)(d)	390	858
Kaman Corp. Class A	10,776	128,558
KVH Industries, Inc. (a)(d)	2,861	29,039
Ladish Co., Inc. (a)	2,592	31,415
Mercury Air Group, Inc.	4,372	15,127
Mercury Computer Systems, Inc. (a)	13,741	404,398
Moog, Inc. Class A (a)	11,679	520,883
MTC Technologies, Inc. (a)	6,932	221,755
Orbital Sciences Corp. (a)(d)	28,133	294,553
Pemco Aviation Group, Inc. (a)(d)	664	17,065
Precision Castparts Corp.	32,140	2,418,856
Sequa Corp. Class A (a)	3,323	192,601
SI International, Inc. (a)	5,805	147,621
Sypris Solutions, Inc.	8,306	92,280
Teledyne Technologies, Inc. (a)	15,810	483,470
The Allied Defense Group, Inc. (a)	1,497	34,431
Todd Shipyards Corp.	976	18,788
Triumph Group, Inc. (a)	9,892	367,686
United Defense Industries, Inc.	22,299	1,220,201
United Industrial Corp.	4,210	138,930
		14,253,027
Air Freight & Logistics - 0.5%
AirNet Systems, Inc. (a)	400	1,640
C.H. Robinson Worldwide, Inc.	38,531	2,111,499
EGL, Inc. (a)	15,109	479,711
Expeditors International of Washington, Inc.	51,310	2,848,218
Forward Air Corp.	11,011	487,567
Hub Group, Inc. Class A (a)	5,277	306,858
Pacer International, Inc. (a)	20,798	529,309
Park-Ohio Holdings Corp. (a)	2,246	60,260
Velocity Express Corp. (a)	9	68
		6,825,130
Airlines - 0.3%
AirTran Holdings, Inc. (a)	34,828	277,927
Alaska Air Group, Inc. (a)	12,205	346,134
America West Holding Corp. Class B (a)(d)	9,440	46,256
AMR Corp. (a)(d)	77,964	661,914
Continental Airlines, Inc. Class B (a)(d)	33,664	360,541
ExpressJet Holdings, Inc. Class A (a)	15,449	173,029
FLYi, Inc. (a)(d)	12,753	18,619
Frontier Airlines, Inc. (a)	24,186	204,372
Hawaiian Holdings, Inc. (a)	24,994	162,211
JetBlue Airways Corp. (a)(d)	47,373	853,661
MAIR Holdings, Inc. (a)	10,106	90,954
Mesa Air Group, Inc. (a)(d)	31,372	234,035
Midwest Air Group, Inc. (a)(d)	2,199	5,607
Northwest Airlines Corp. (a)(d)	30,502	214,429
Pinnacle Airlines Corp. (a)(d)	9,213	96,644
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Airlines - continued
Republic Airways Holdings, Inc.	6,555	$ 81,544
SkyWest, Inc.	29,545	504,333
UAL Corp. (a)(d)	30,750	31,058
World Air Holdings, Inc. (a)(d)	5,000	33,750
		4,397,018
Building Products - 0.4%
Aaon, Inc. (a)	3,343	51,482
Advanced Environmental Recycling Technologies, Inc. Class A (a)(d)	11,364	16,137
American Woodmark Corp.	6,070	223,437
Ameron International Corp.	7,159	251,424
Apogee Enterprises, Inc.	10,123	141,621
Armstrong Holdings, Inc. (a)(d)	17,029	37,464
ElkCorp	10,708	410,973
Griffon Corp. (a)	13,433	308,959
Humitech, Inc.	750	38
International Aluminum Corp.	2,821	94,193
Jacuzzi Brands, Inc. (a)	41,827	430,818
Lennox International, Inc.	27,074	585,340
NCI Building Systems, Inc. (a)	8,061	301,320
North American Technologies Group, Inc. (a)(d)	15,190	7,443
Owens Corning (a)(d)	25,785	56,727
PW Eagle, Inc. (a)	4,678	14,230
Quixote Corp. (d)	2,744	48,926
Simpson Manufacturing Co. Ltd.	18,925	653,480
Trex Co., Inc. (a)	5,040	229,370
Universal Forest Products, Inc.	10,000	391,500
US Home Systems, Inc. (a)(d)	1,441	8,502
USG Corp. (a)(d)	14,982	473,281
Water Pik Technologies, Inc. (a)	4,117	77,523
York International Corp.	23,349	902,906
		5,717,094
Commercial Services & Supplies - 3.4%
A.T. Cross Co. Class A (a)	7,939	42,474
ABM Industries, Inc.	16,671	308,914
Adesa, Inc.	44,415	1,002,447
Administaff, Inc.	7,392	99,053
Ambassadors International, Inc.	3,352	49,476
American Ecology Corp.	7,611	94,224
Amrep Corp.	1,187	27,052
Angelica Corp.	3,181	94,062
APAC Customer Services, Inc. (a)	13,380	16,457
Aramark Corp. Class B	53,447	1,498,119
Asset Acceptance Capital Corp.	7,917	160,794
Banta Corp.	12,999	571,436
Bowne & Co., Inc.	13,169	208,070
Brady Corp. Class A	19,602	678,621
Bright Horizons Family Solutions, Inc. (a)	8,446	581,760
Career Education Corp. (a)	51,515	1,759,237
Casella Waste Systems, Inc. Class A (a)	6,013	89,894

	Shares	Value (Note 1)
CDI Corp.	6,472	$ 134,682
Central Parking Corp.	12,239	169,633
Century Business Services, Inc. (a)	22,865	95,804
Cenveo, Inc. (a)	12,177	45,420
Charles River Associates, Inc. (a)	3,927	166,740
ChoicePoint, Inc. (a)	43,459	1,751,398
Clean Harbors, Inc. (a)(d)	3,368	59,984
Coinstar, Inc. (a)	12,617	295,364
Collectors Universe, Inc. (a)(d)	1,240	23,362
Comsys IT Partners, Inc. (a)	40	517
Consolidated Graphics, Inc. (a)	7,126	370,908
Copart, Inc. (a)	31,203	727,030
Corinthian Colleges, Inc. (a)	43,329	749,158
Cornell Companies, Inc. (a)	2,994	42,694
Corporate Executive Board Co.	19,080	1,193,454
Corrections Corp. of America (a)	15,101	568,402
CoStar Group, Inc. (a)	10,946	403,141
CPI Corp.	3,642	54,557
Deluxe Corp.	24,752	966,318
DeVry, Inc. (a)	33,321	579,119
DiamondCluster International, Inc. (a)	15,755	269,883
Dun & Bradstreet Corp. (a)	33,303	2,046,802
Duratek, Inc. (a)	4,440	101,765
Educate, Inc.	4,948	63,780
Education Management Corp. (a)	28,017	821,458
Electro Rent Corp. (a)	5,676	78,953
Ennis Business Forms, Inc.	5,906	100,874
EVCI Career Colleges, Inc. (a)	1,029	8,181
Exponent, Inc. (a)	4,404	106,489
First Consulting Group, Inc. (a)	8,047	48,684
Food Technology Service, Inc. (a)	24,286	27,443
FTI Consulting, Inc. (a)	18,622	353,818
G&K Services, Inc. Class A	11,899	510,586
General Binding Corp. (a)	4,987	66,926
Gevity HR, Inc.	14,736	267,606
GP Strategies Corp. (a)(d)	6,690	53,721
Greg Manning Auctions, Inc. (a)(d)	11,496	124,272
Healthcare Services Group, Inc.	8,302	190,863
Heidrick & Struggles International, Inc. (a)	7,587	259,020
Herman Miller, Inc. (d)	37,091	1,074,897
HNI Corp.	21,133	921,821
Hudson Highland Group, Inc. (a)	9,360	156,125
Huron Consulting Group, Inc.	285	6,418
ICT Group, Inc. (a)	2,304	19,354
IKON Office Solutions, Inc.	60,502	638,296
Imagistics International, Inc. (a)	10,064	340,666
Innotrac Corp. (a)	3,181	28,375
Insurance Auto Auctions, Inc. (a)	3,555	98,865
Integrated Alarm Services Group, Inc. (a)(d)	5,801	35,908
Intersections, Inc.	3,842	50,868
ITT Educational Services, Inc. (a)	21,597	1,051,558
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Jackson Hewitt Tax Service, Inc.	15,628	$ 324,594
John H. Harland Co.	12,788	469,320
Kaiser Ventures LLC Class A (a)	100	0
Kelly Services, Inc. Class A (non-vtg.)	11,483	339,323
Kforce, Inc. (a)	14,628	166,759
Knoll, Inc.	5,664	95,099
Korn/Ferry International (a)	16,006	306,995
Labor Ready, Inc. (a)	24,006	450,833
Laureate Education, Inc. (a)	20,174	875,350
Layne Christensen Co. (a)	9,628	170,704
Learning Care Group, Inc. (a)	8,383	30,933
Learning Tree International, Inc. (a)(d)	4,772	71,580
LECG Corp. (a)	10,710	193,316
Mac-Gray Corp. (a)	3,487	28,733
Mace Security International, Inc. (a)(d)	8,918	23,187
Manpower, Inc.	45,361	1,982,276
McGrath RentCorp.	6,176	266,247
Medialink Worldwide, Inc. (a)(d)	9,153	45,948
Mine Safety Appliances Co.	13,105	609,514
Mobile Mini, Inc. (a)	9,513	354,264
Multi-Color Corp.	954	19,210
Nashua Corp. (a)	4,665	48,516
Navigant Consulting, Inc. (a)	23,091	594,593
NCO Group, Inc. (a)	17,519	352,307
New Horizons Worldwide, Inc. (a)	1,029	4,167
Nobel Learning Communities, Inc. (a)	2,715	23,542
On Assignment, Inc. (a)	7,298	43,350
PerfectData Corp. (a)(d)	2,400	3,432
Perma-Fix Environmental Services, Inc. (a)	8,161	14,363
PHH Corp. (a)	22,500	472,500
PICO Holdings, Inc. (a)	3,619	79,763
Portfolio Recovery Associates, Inc. (a)	5,343	201,645
Pre-Paid Legal Services, Inc. (d)	9,474	331,590
PRG-Schultz International, Inc. (a)	51,315	237,588
Princeton Review, Inc. (a)	7,132	38,513
Prosoft Learning Corp. (a)(d)	550	577
Protection One, Inc. (a)(d)	512	9,856
Providence Service Corp. (a)	1,871	43,463
RCM Technologies, Inc. (a)	5,333	26,132
RemedyTemp, Inc. Class A (a)	2,024	19,552
Republic Services, Inc.	62,456	1,980,480
Resources Connection, Inc. (a)	11,183	556,466
Rollins, Inc.	10,202	260,355
Schawk, Inc. Class A	9,540	203,297
School Specialty, Inc. (a)	8,378	315,851
ServiceMaster Co.	151,413	2,012,279
SITEL Corp. (a)	17,217	31,507
Sothebys Holdings, Inc. Class A (ltd. vtg.) (a)	29,237	521,003
SOURCECORP, Inc. (a)	4,398	91,830

	Shares	Value (Note 1)
Spherion Corp. (a)	26,671	$ 208,034
Spherix, Inc. (a)(d)	5,297	17,480
Standard Register Co.	11,044	150,088
Steelcase, Inc. Class A	27,429	391,686
Stericycle, Inc. (a)	19,968	918,129
Strayer Education, Inc.	6,722	710,986
Team, Inc. (a)	1,942	32,529
TeamStaff, Inc. (a)(d)	6,456	10,588
Teletech Holdings, Inc. (a)	22,516	257,808
Tetra Tech, Inc. (a)	28,236	468,153
The Brink's Co.	28,104	974,085
The Geo Group, Inc. (a)	4,188	120,237
TRC Companies, Inc. (a)	3,649	59,260
TRM Corp. (a)	4,518	113,492
U.S. Liquids, Inc. (a)	500	0
United Stationers, Inc. (a)	14,741	648,309
Universal Technical Institute, Inc. (a)	13,562	483,214
Venture Catalyst, Inc. (a)	4,800	1,824
Vertrue, Inc. (a)(d)	7,068	274,875
Viad Corp.	9,927	268,029
Volt Information Sciences, Inc. (a)	4,078	118,751
Waste Connections, Inc. (a)	21,121	719,804
Waste Industries USA, Inc.	5,309	75,653
Waterlink, Inc. (a)	13,000	1
Watson Wyatt & Co. Holdings Class A	15,646	428,075
WCA Waste Corp.	14,127	141,835
West Corp. (a)	9,761	329,043
Westaff, Inc. (a)	6,445	34,996
		48,903,716
Construction & Engineering - 0.4%
Comfort Systems USA, Inc. (a)	13,509	104,289
Dycom Industries, Inc. (a)	23,055	621,332
EMCOR Group, Inc. (a)	8,411	405,663
ENGlobal Corp. (a)	5,236	12,514
Foster Wheeler Ltd. (a)	1	8
Granite Construction, Inc.	20,803	553,568
Infrasource Services, Inc.	14,105	173,350
Insituform Technologies, Inc. Class A (a)	10,399	164,928
Integrated Electrical Services, Inc. (a)(d)	12,962	43,552
Jacobs Engineering Group, Inc. (a)	27,425	1,535,252
Keith Companies, Inc. (a)	3,743	64,567
MasTec, Inc. (a)(d)	15,207	138,232
McDermott International, Inc. (a)	28,537	566,174
Michael Baker Corp. (a)	1,542	34,926
Modtech Holdings, Inc. (a)	5,824	49,504
Perini Corp. (a)	8,236	131,447
Quanta Services, Inc. (a)	50,026	392,704
Shaw Group, Inc. (a)	33,633	699,566
URS Corp. (a)	18,875	544,355
Xanser Corp. (a)	6,501	21,648
		6,257,579
Electrical Equipment - 0.8%
A.O. Smith Corp.	9,105	239,279
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Electrical Equipment - continued
Active Power, Inc. (a)(d)	12,538	$ 47,143
Acuity Brands, Inc.	20,955	579,406
Alpine Group, Inc.	500	975
American Superconductor Corp. (a)	11,273	120,396
AMETEK, Inc.	34,434	1,320,200
AML Communications, Inc. (a)	4,959	6,447
AMX Corp. (a)	2,339	52,417
Arotech Corp. (a)(d)	6,082	8,332
Artesyn Technologies, Inc. (a)	26,577	275,338
AZZ, Inc. (a)	2,745	44,469
Baldor Electric Co.	16,987	441,662
Beacon Power Corp. (a)	1,934	2,358
BTU International, Inc. (a)	5,333	16,319
C&D Technologies, Inc.	10,479	144,401
Capstone Turbine Corp. (a)	19,181	32,416
Color Kinetics, Inc. (d)	4,701	54,485
Digital Power Corp. (a)(d)	4,959	5,951
Distributed Energy Systems Corp. (a)	8,514	33,801
Encore Wire Corp. (a)	5,950	71,341
Ener1, Inc. (a)(d)	103,431	79,642
Energy Conversion Devices, Inc. (a)(d)	12,728	259,269
EnerSys	6,321	91,338
Evergreen Solar, Inc. (a)(d)	55,239	327,015
EXX, Inc. Class A (a)	3,975	7,871
Franklin Electric Co., Inc.	7,380	289,444
FuelCell Energy, Inc. (a)(d)	16,439	177,541
General Cable Corp. (a)	16,412	195,467
Genlyte Group, Inc. (a)	5,855	525,896
Global Power Equipment Group, Inc. (a)(d)	12,875	126,304
Hubbell, Inc. Class B	29,584	1,591,619
II-VI, Inc. (a)	7,453	290,742
LaBarge, Inc. (a)	3,526	37,728
Lamson & Sessions Co. (a)	7,205	69,384
LSI Industries, Inc.	18,573	207,646
M-Wave, Inc. (a)(d)	3,800	4,408
MagneTek, Inc. (a)	6,175	30,999
Medis Technologies Ltd. (a)(d)	10,041	189,574
Microvision, Inc. (a)(d)	4,959	28,316
Millennium Cell, Inc. (a)(d)	10,760	25,609
Peco II, Inc. (a)(d)	2,700	2,835
Penn Engineering & Manufacturing Corp. (non-vtg.)	4,404	80,373
Plug Power, Inc. (a)(d)	21,369	152,788
Powell Industries, Inc. (a)	3,555	64,026
Preformed Line Products Co.	2,387	80,895
Regal-Beloit Corp.	15,780	486,655
Roper Industries, Inc.	19,984	1,290,966
Technology Research Corp.	3,139	19,343
Thomas & Betts Corp. (a)	27,487	854,296
Ultralife Batteries, Inc. (a)	3,836	64,752

	Shares	Value (Note 1)
UQM Technologies, Inc. (a)	9,558	$ 39,857
Valence Technology, Inc. (a)(d)	28,181	81,725
Vicor Corp.	6,422	72,890
Woodward Governor Co.	6,578	481,444
		11,825,793
Industrial Conglomerates - 0.2%
Alleghany Corp.	2,253	617,322
Carlisle Companies, Inc.	15,455	1,074,741
Raven Industries, Inc.	5,968	107,603
Standex International Corp.	6,940	200,635
Teleflex, Inc.	17,720	892,379
Tredegar Corp.	13,644	236,041
Walter Industries, Inc. (d)	11,161	428,248
		3,556,969
Machinery - 2.3%
3D Systems Corp. (a)	4,678	94,917
A.S.V., Inc. (a)	5,754	257,204
Actuant Corp. Class A (a)	13,141	710,271
AGCO Corp. (a)	44,788	872,022
Alamo Group, Inc.	3,665	90,526
Albany International Corp. Class A	14,164	456,789
American Science & Engineering, Inc. (a)	2,526	112,761
Ampco-Pittsburgh Corp.	3,730	49,423
Astec Industries, Inc. (a)	5,339	99,038
Axsys Technologies, Inc. (a)	2,806	55,559
Badger Meter, Inc.	3,952	111,960
Baldwin Technology Co., Inc. Class A (a)	3,555	9,492
Barnes Group, Inc.	7,406	197,592
Briggs & Stratton Corp.	23,949	944,070
Bucyrus International, Inc. Class A	9,495	412,368
Cascade Corp.	7,531	270,363
Catalytica Energy Systems, Inc. (a)	8,234	20,173
Circor International, Inc.	3,686	92,150
CLARCOR, Inc.	12,640	698,613
Columbus McKinnon Corp. (NY Shares) (a)	2,526	31,807
Commercial Vehicle Group, Inc. (d)	5,089	111,653
Crane Co.	26,149	779,240
CUNO, Inc. (a)	7,317	411,215
Donaldson Co., Inc.	37,756	1,204,039
EnPro Industries, Inc. (a)	10,275	286,981
ESCO Technologies, Inc. (a)	7,324	591,999
Federal Signal Corp.	25,728	404,959
Flanders Corp. (a)	10,793	112,895
Flow International Corp. (a)(d)	7,017	30,945
Flowserve Corp. (a)	26,957	673,655
Gardner Denver, Inc. (a)	11,276	463,556
Gehl Co. (a)	2,789	76,223
Gorman-Rupp Co.	3,011	66,423
Graco, Inc.	31,631	1,222,854
Greenbrier Companies, Inc.	4,808	129,960
Hardinge, Inc.	3,618	53,112
Harsco Corp.	19,511	1,139,638
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Machinery - continued
Hirsch International Corp. Class A	2,100	$ 2,182
IDEX Corp.	23,950	946,025
JLG Industries, Inc.	22,344	478,162
Joy Global, Inc.	35,357	1,299,370
Kadant, Inc. (a)	10,799	216,520
Kaydon Corp.	15,748	494,487
Kennametal, Inc.	17,241	846,188
Key Technology, Inc. (a)	2,697	26,377
Lincoln Electric Holdings, Inc.	16,627	525,413
Lindsay Manufacturing Co.	2,911	67,652
Lydall, Inc. (a)	4,210	47,784
Manitowoc Co., Inc.	13,470	554,964
Met-Pro Corp.	4,936	64,514
Middleby Corp.	3,871	208,647
Milacron, Inc. (a)(d)	13,450	38,198
Miller Industries, Inc. (a)	300	3,975
Mueller Industries, Inc.	16,578	521,875
NACCO Industries, Inc. Class A	2,260	251,312
Nordson Corp.	13,360	534,266
Oshkosh Truck Co.	17,949	1,339,893
Paragon Technologies, Inc. (a)	1,565	14,226
Pentair, Inc.	47,964	1,987,628
Portec Rail Products, Inc.	19,845	201,625
Reliance Steel & Aluminum Co.	13,255	605,754
Robbins & Myers, Inc.	5,734	137,616
Spire Corp. (a)	200	966
SPX Corp.	36,373	1,619,326
Stewart & Stevenson Services, Inc.	10,798	231,293
Sun Hydraulics Corp.	5,760	94,406
Tecumseh Products Co. Class A (non-vtg.)	9,990	410,090
Tennant Co.	3,550	139,515
Terex Corp. (a)	22,321	1,008,909
Thomas Industries, Inc.	10,548	422,764
Timken Co.	38,719	1,095,748
Titan International, Inc. (d)	8,031	116,369
Toro Co.	10,649	923,375
Trinity Industries, Inc.	20,627	594,058
TurboChef Technologies, Inc. (a)(d)	7,368	121,498
Valmont Industries, Inc.	8,590	216,468
Wabash National Corp. (a)	17,869	481,927
Wabtec Corp.	21,048	387,494
Watts Water Technologies, Inc. Class A	13,498	448,809
Wolverine Tube, Inc. (a)	11,965	119,052
		33,193,165
Marine - 0.1%
Alexander & Baldwin, Inc.	18,276	829,730

	Shares	Value (Note 1)
International Shipholding Corp. (a)	4,464	$ 75,084
Kirby Corp. (a)	12,683	561,223
		1,466,037
Road & Rail - 0.9%
AMERCO (a)	4,227	188,566
Arkansas Best Corp.	13,868	599,375
Celadon Group, Inc. (a)	3,555	77,286
Central Freight Lines, Inc. (a)	4,722	29,560
CNF, Inc.	23,459	1,076,064
Covenant Transport, Inc. Class A (a)	4,491	92,649
Dollar Thrifty Automotive Group, Inc. (a)	12,284	378,716
Florida East Coast Industries, Inc. Class A	14,071	605,053
Frozen Food Express Industries, Inc. (a)	4,026	46,742
Genesee & Wyoming, Inc. Class A (a)	9,231	222,559
Heartland Express, Inc.	22,966	473,329
J.B. Hunt Transport Services, Inc.	30,549	1,441,607
Kansas City Southern (a)	33,906	665,236
Knight Transportation, Inc.	18,213	481,005
Laidlaw International, Inc. (a)	53,748	1,236,204
Landstar System, Inc. (a)	27,214	954,667
Marten Transport Ltd. (a)	5,381	124,032
Old Dominion Freight Lines, Inc. (a)	9,459	332,389
Overnite Corp.	13,723	466,170
P.A.M. Transportation Services, Inc. (a)	3,368	60,759
Patriot Transportation Holding, Inc. (a)	534	27,735
Quality Distribution, Inc. (a)	6,526	67,877
RailAmerica, Inc. (a)	27,000	325,620
SCS Transportation, Inc. (a)	7,643	169,292
Sirva, Inc. (a)	9,936	87,337
Swift Transportation Co., Inc. (a)	25,658	608,608
U.S. Xpress Enterprises, Inc. Class A (a)	4,026	107,051
USA Truck, Inc. (a)	4,594	91,926
USF Corp.	14,363	686,551
Werner Enterprises, Inc.	29,159	624,003
Yellow Roadway Corp. (a)(d)	19,992	1,154,538
		13,502,506
Trading Companies & Distributors - 0.4%
Aceto Corp.	6,871	61,495
Applied Industrial Technologies, Inc.	15,418	436,638
Beacon Roofing Supply, Inc.	6,928	146,943
BlueLinx Corp.	5,464	84,091
Fastenal Co.	32,031	1,872,532
Hughes Supply, Inc.	30,164	924,527
Huttig Building Products, Inc. (a)	6,924	74,641
Lawson Products, Inc.	2,516	117,095
MSC Industrial Direct Co., Inc. Class A	20,067	649,167
NuCo2, Inc. (a)(d)	2,058	49,680
Rush Enterprises, Inc. Class B (a)(d)	14,669	242,625
UAP Holding Corp.	19,052	296,830
United Rentals, Inc. (a)	32,666	618,041
Watsco, Inc.	8,772	334,740
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Trading Companies & Distributors - continued
WESCO International, Inc. (a)	13,788	$ 495,403
Willis Lease Finance Corp. (a)	2,246	18,979
		6,423,427
Transportation Infrastructure - 0.0%
Macquarie Infrastructure Co. Trust	11,700	332,046
TIMCO Aviation Services, Inc. (a)(d)	405	67
		332,113
TOTAL INDUSTRIALS		156,653,574
INFORMATION TECHNOLOGY - 13.6%
Communications Equipment - 1.7%
3Com Corp. (a)	200,317	717,135
ACE*COMM Corp. (a)(d)	4,585	14,672
Adtran, Inc.	18,468	345,536
Airnet Communications Corp. (a)(d)	290	415
Alliance Fiber Optic Products, Inc. (a)	23,499	27,729
AltiGen Communications, Inc. (a)	1,965	6,602
American Access Technologies, Inc. (a)	3,100	4,805
Amplidyne, Inc. (a)	2,500	100
Anaren, Inc. (a)	5,614	71,691
Applied Innovation, Inc. (a)	4,398	16,097
Arris Group, Inc. (a)	46,856	297,536
Aspect Communications Corp. (a)	16,847	183,632
Audiovox Corp. Class A (a)	5,832	86,955
Avanex Corp. (a)(d)	47,520	82,685
Avici Systems, Inc. (a)(d)	5,006	27,032
Avocent Corp. (a)	23,887	818,369
Aware, Inc. (a)	10,854	66,644
Bel Fuse, Inc. Class B	4,800	148,704
Belden CDT, Inc. (d)	22,395	537,928
Black Box Corp.	9,551	372,011
Brooktrout, Inc. (a)	2,433	31,410
C-COR.net Corp. (a)	17,135	129,883
Carrier Access Corp. (a)	8,499	59,153
Centillium Communications, Inc. (a)	7,672	15,728
Comarco, Inc. (a)	2,807	23,860
CommScope, Inc. (a)	29,560	447,538
Communications Systems, Inc.	2,049	26,104
Computer Network Technology Corp. (a)	6,830	33,467
Comtech Telecommunications Corp. (a)	9,433	339,211
Copper Mountain Networks, Inc. (a)(d)	1,834	2,476
CoSine Communications, Inc. (a)	1,291	3,034
Digi International, Inc. (a)	8,313	125,526
Digital Lightwave, Inc. (a)(d)	7,892	8,129
Ditech Communications Corp. (a)	12,275	154,174
Echelon Corp. (a)	15,261	106,369
EFJ, Inc. (a)	12,549	107,921
Endwave Corp. (a)(d)	1,053	22,345
Enterasys Networks, Inc. (a)	70,482	104,313
Entrada Networks, Inc. (a)	292	41

	Shares	Value (Note 1)
eOn Communications Corp. (a)	3,013	$ 6,990
Extreme Networks, Inc. (a)	45,152	262,785
Ezenia!, Inc. (a)	2,900	2,610
F5 Networks, Inc. (a)	15,313	843,593
FalconStor Software, Inc. (a)(d)	11,290	81,965
Finisar Corp. (a)(d)	63,389	94,450
Foundry Networks, Inc. (a)	58,598	607,661
Glenayre Technologies, Inc. (a)	20,210	48,302
Globecomm Systems, Inc. (a)	1,591	9,848
Harmonic, Inc. (a)	45,500	498,225
Harris Corp.	34,079	2,273,069
Inter-Tel, Inc.	14,007	385,052
InterDigital Communication Corp. (a)	26,716	462,988
ION Networks, Inc. (a)	12,500	2,875
ISCO International, Inc. (a)	19,929	7,374
Ixia (a)	16,955	305,360
Juniper Networks, Inc. (a)	252,159	5,431,505
Lantronix, Inc. (a)	17,964	30,000
Loral Space & Communications Ltd.	11,797	1,711
Microwave Filter Co., Inc. (a)	3,836	6,023
MRV Communications, Inc. (a)(d)	62,152	229,962
NETGEAR, Inc. (a)	9,364	128,287
Network Engines, Inc. (a)	9,093	17,004
Network Equipment Technologies, Inc. (a)	9,591	68,672
NMS Communications Corp. (a)	36,033	180,165
NumereX Corp. Class A (a)	4,959	22,167
Occam Networks, Inc. (a)	97,158	12,145
Oplink Communications, Inc. (a)	38,204	61,126
Optelecom, Inc. (a)	1,053	10,941
Optical Cable Corp. (a)	1,228	6,017
Optical Cable Corp. warrants 10/24/07 (a)	1,083	22
Optical Communication Products, Inc. (a)	7,672	13,963
P-Com, Inc. (a)(d)	40	12
Packeteer, Inc. (a)	20,916	330,891
Paradyne Networks, Inc. (a)	15,814	31,944
Parkervision, Inc. (a)(d)	3,649	37,621
PC-Tel, Inc. (a)	4,261	32,171
Performance Technologies, Inc. (a)	4,304	40,070
Plantronics, Inc.	22,948	836,225
Polycom, Inc. (a)	48,003	777,169
Powerwave Technologies, Inc. (a)	37,996	260,273
Proxim Corp. Class A (a)(d)	2,997	4,226
Radyne Comstream Corp. (a)	3,636	33,160
Redback Networks, Inc. (a)	24,395	162,227
REMEC, Inc. (a)	39,108	245,207
SafeNet, Inc. (a)	11,901	357,030
Science Dynamics Corp. (a)	3,000	285
SCM Microsystems, Inc. (a)	4,117	15,850
SeaChange International, Inc. (a)	14,511	200,977
SiRF Technology Holdings, Inc.	14,089	158,360
Sonus Networks, Inc. (a)	118,387	623,899
SpectraLink Corp.	7,222	109,847
Stratex Networks, Inc. (a)	28,330	59,776
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Stratos International, Inc. (a)	2,179	$ 9,849
Sunrise Telecom, Inc.	16,442	45,709
Sycamore Networks, Inc. (a)	88,267	316,879
Symmetricom, Inc. (a)	19,029	201,707
Tekelec (a)	27,705	470,431
Telkonet, Inc. (a)(d)	34,540	183,062
Telular Corp. (a)(d)	4,093	22,430
TeraForce Technology Corp. (a)	5,500	688
Terayon Communication Systems, Inc. (a)	17,767	60,763
Tollgrade Communications, Inc. (a)	3,530	31,629
Tut Systems, Inc. (a)	5,240	19,912
UTStarcom, Inc. (a)(d)	48,272	620,295
Veramark Technologies, Inc. (a)	1,700	2,720
Verilink Corp. (a)(d)	5,552	16,217
Verso Technologies, Inc. (a)(d)	29,089	11,345
ViaSat, Inc. (a)	13,487	268,122
Vyyo, Inc. (a)(d)	7,423	61,017
Wegener Corp. (a)	11,602	19,259
Westell Technologies, Inc. Class A (a)	23,209	145,753
WJ Communications, Inc. (a)	17,073	48,317
YDI Wireless, Inc. (a)(d)	2,250	6,795
Zhone Technologies, Inc. (a)(d)	31,159	83,818
		24,643,754
Computers & Peripherals - 1.3%
ActivCard Corp. (a)	30,377	195,628
Adaptec, Inc. (a)	48,874	265,875
Advanced Digital Information Corp. (a)	26,930	223,788
Alpha Technologies Group, Inc. (a)	4,396	528
Applied Films Corp. (a)	4,696	105,425
Avid Technology, Inc. (a)	14,714	984,367
Brocade Communications Systems, Inc. (a)	126,523	784,443
Concurrent Computer Corp. (a)	15,381	31,992
CopyTele, Inc. (a)(d)	16,655	11,992
Cray, Inc. (a)(d)	54,672	205,567
Crossroads Systems, Inc. (a)	3,368	4,008
Datalink Corp. (a)	2,058	5,104
Dataram Corp. (a)	3,649	17,661
Diebold, Inc.	37,308	1,991,128
Dot Hill Systems Corp. (a)	30,475	192,297
Electronics for Imaging, Inc. (a)	26,640	441,425
Emulex Corp. (a)	41,365	699,069
Exabyte Corp. (a)(d)	8,140	2,361
FOCUS Enhancements, Inc. (a)(d)	7,672	8,900
Hauppauge Digital, Inc. (a)	4,117	19,762
HEI, Inc. (a)	3,368	10,609
Hutchinson Technology, Inc. (a)	15,974	521,711
Hypercom Corp. (a)	33,443	157,182
iCAD, Inc. (a)(d)	5,579	23,432
Imation Corp.	20,686	711,392
Immersion Corp. (a)	12,108	82,213

	Shares	Value (Note 1)
InFocus Corp. (a)	16,952	$ 108,493
Innovex, Inc. (a)	4,552	19,528
Intergraph Corp. (a)	17,605	524,101
Interphase Corp. (a)	2,203	14,209
Iomega Corp. (a)	46,398	209,719
Komag, Inc. (a)	7,750	156,163
LaserCard Corp. (a)(d)	2,282	17,686
Maxtor Corp. (a)	144,804	802,214
McDATA Corp. Class A (a)	55,095	216,523
Mobility Electronics, Inc. (a)	8,655	63,182
MTI Technology Corp. (a)(d)	9,637	19,756
Neoware Systems, Inc. (a)	5,768	68,582
Novatel Wireless, Inc.	7,913	85,144
nStor Technologies, Inc. (a)	58,500	11,700
Overland Storage, Inc. (a)	6,049	89,525
palmOne, Inc. (a)(d)	20,086	478,449
Pinnacle Systems, Inc. (a)	27,413	117,328
Presstek, Inc. (a)	9,169	81,329
Printronix, Inc.	1,310	21,903
Qualstar Corp. (a)(d)	2,735	11,678
Quantum Corp. (a)	114,189	330,006
Rimage Corp. (a)	3,259	57,195
SanDisk Corp. (a)	83,629	2,247,948
SBS Technologies, Inc. (a)	5,427	65,775
Seagate Technology	109,944	1,975,694
Silicon Graphics, Inc. (a)(d)	162,605	180,492
SimpleTech, Inc. (a)	16,223	63,756
Socket Communications, Inc. (a)	8,047	11,266
SteelCloud, Inc., (a)	4,772	14,316
Storage Technology Corp. (a)	57,361	1,824,080
Stratasys, Inc. (a)(d)	3,681	106,602
Synaptics, Inc. (a)	12,462	297,717
Transact Technologies, Inc. (a)	2,830	50,346
UNOVA, Inc. (a)	23,727	552,365
ViewCast.com, Inc. (a)	10,386	2,597
VPGI Corp. (a)	1,500	285
Western Digital Corp. (a)	98,819	1,112,702
Xybernaut Corp. (a)(d)	52,914	43,389
Zoom Technologies, Inc. (a)	5,240	16,244
		19,767,846
Electronic Equipment & Instruments - 1.9%
Advanced Photonix, Inc. Class A (a)(d)	11,134	18,705
Aeroflex, Inc. (a)	38,419	390,337
Aetrium, Inc. (a)	100	320
Agilysys, Inc.	13,133	247,688
Allied Motion Technologies, Inc. (a)	3,555	26,908
American Technical Ceramics Corp. (a)	2,713	25,231
American Technology Corp. (a)(d)	2,713	26,373
Amphenol Corp. Class A	45,349	1,809,425
Anixter International, Inc.	15,756	591,480
APA Optics, Inc. (a)	3,836	6,866
Arrow Electronics, Inc. (a)	53,989	1,452,304
Avnet, Inc. (a)	57,417	1,113,890
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
AVX Corp.	24,168	$ 296,541
Axcess, Inc. (a)	6,529	12,405
BEI Technologies, Inc.	4,023	110,351
Bell Industries, Inc. (a)	7,298	21,821
Bell Microproducts, Inc. (a)	7,111	63,501
Benchmark Electronics, Inc. (a)	20,281	659,538
Brightpoint, Inc. (a)	15,321	276,084
CalAmp Corp. (a)	5,601	40,551
Cash Technologies, Inc. (a)	2,900	3,625
CDW Corp.	31,733	1,823,696
CellStar Corp. (a)	7,347	21,600
Checkpoint Systems, Inc. (a)	15,935	265,955
Chyron Corp. (a)	7,000	2,870
Cogent, Inc.	6,958	169,497
Cognex Corp.	20,814	576,548
Coherent, Inc. (a)	18,552	563,053
Conolog Corp. (a)(d)	170	496
CTS Corp.	13,666	179,708
CyberOptics Corp. (a)	1,204	16,435
Daktronics, Inc. (a)	7,071	154,501
DDi Corp. (a)(d)	12,004	30,250
Digital Theater Systems, Inc. (a)	10,547	194,698
Digital Video Systems, Inc. (a)	140	682
Dionex Corp. (a)	12,188	701,541
Dolby Laboratories, Inc. Class A (d)	340	7,847
Duraswitch Industries, Inc. (a)	4,023	8,770
Electro Scientific Industries, Inc. (a)	15,506	350,436
eMagin Corp. (a)(d)	28,133	27,852
En Pointe Technologies, Inc. (a)	2,994	11,018
Excel Technology, Inc. (a)	4,513	103,573
Fargo Electronics, Inc. (a)	4,491	62,021
FARO Technologies, Inc. (a)	4,015	106,197
FLIR Systems, Inc. (a)	35,020	1,094,375
Frequency Electronics, Inc.	1,170	17,667
Gerber Scientific, Inc. (a)	5,960	38,204
Giga-Tronics, Inc. (a)	4,585	15,589
Global Imaging Systems, Inc. (a)	10,618	377,364
GTSI Corp. (a)	3,743	35,933
I. D. Systems Inc. (a)	2,045	24,131
Identix, Inc. (a)	33,875	202,573
Ingram Micro, Inc. Class A (a)	58,790	1,053,517
Interlink Electronics, Inc. (a)	2,903	22,963
Iteris, Inc. (a)	4,304	12,912
Itron, Inc. (a)	15,069	401,589
Jaco Electronics, Inc. (a)	3,836	11,508
Keithley Instruments, Inc.	4,405	72,947
KEMET Corp. (a)	50,913	415,959
Landauer, Inc.	6,794	326,859
LeCroy Corp. (a)	3,181	75,390
Lexar Media, Inc. (a)(d)	40,833	165,782
LightPath Technologies, Inc. Class A (a)(d)	1,150	4,037

	Shares	Value (Note 1)
Littelfuse, Inc. (a)	11,004	$ 357,850
LoJack Corp. (a)	6,991	90,324
Lowrance Electronics, Inc.	5,300	158,947
M-Flex Electronix, Inc.	6,965	156,713
Manchester Technologies, Inc. (a)	1,778	17,762
Maxwell Technologies, Inc. (a)	3,836	41,774
MDI, Inc. (a)	7,859	5,187
Measurement Specialties, Inc. (a)	7,492	189,548
Mechanical Technology, Inc. (a)	9,637	46,460
Merix Corp. (a)	4,257	43,209
Methode Electronics, Inc. Class A	13,856	155,049
Metrologic Instruments, Inc. (a)	6,046	142,444
Micronetics, Inc. Delaware (a)	3,743	32,377
MSGI Security Solutions, Inc. (a)	29	437
MTS Systems Corp.	8,339	251,838
National Instruments Corp.	24,405	697,007
Newport Corp. (a)	24,770	349,009
NU Horizons Electronics Corp. (a)	3,462	24,130
OSI Systems, Inc. (a)(d)	6,635	112,662
OYO Geospace Corp. (a)	1,267	26,214
Park Electrochemical Corp.	6,884	136,992
Parlex Corp. (a)	2,058	14,221
Paxar Corp. (a)	15,371	360,143
PC Connection, Inc. (a)	6,035	46,288
Pemstar, Inc. (a)	10,011	14,015
Perceptron, Inc. (a)	2,600	21,320
PFSweb, Inc. (a)	9,080	29,056
Photon Dynamics, Inc. (a)	10,818	251,519
Planar Systems, Inc. (a)	3,555	28,653
Plexus Corp. (a)	24,216	256,690
RadiSys Corp. (a)	13,283	202,300
Research Frontiers, Inc. (a)(d)	3,836	19,717
RF Industries Ltd. (a)	2,339	18,104
RF Monolithics, Inc. (a)	3,462	24,234
Richardson Electronics Ltd.	4,959	55,888
Rofin-Sinar Technologies, Inc. (a)	6,310	231,262
Rogers Corp. (a)	8,834	403,360
Satcon Technology Corp. (a)(d)	5,988	10,539
ScanSource, Inc. (a)	6,683	419,358
Sigmatron International, Inc. (a)	762	9,251
Sirenza Microdevices, Inc. (a)	8,140	34,595
Somera Communications, Inc. (a)	13,567	21,029
Spatializer Audio Labs, Inc. (a)(d)	12,700	826
Spectrum Control, Inc. (a)	4,200	31,332
Staktek Holdings, Inc.	7,258	26,709
StockerYale, Inc. (a)(d)	2,400	2,184
Suntron Corp. (a)(d)	13,394	38,173
Superconductor Technologies, Inc. (a)(d)	18,291	17,011
SYNNEX Corp. (a)	5,731	129,406
Taser International, Inc. (a)(d)	25,462	331,261
Tech Data Corp. (a)	27,456	1,125,421
Technitrol, Inc.	22,567	400,564
Thermogenesis Corp. (a)	39,439	215,337
Trimble Navigation Ltd. (a)	24,693	889,442
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
TTM Technologies, Inc. (a)	13,662	$ 147,140
Universal Display Corp. (a)	12,461	94,205
Veeco Instruments, Inc. (a)	16,440	245,942
Viisage Technology, Inc. (a)(d)	9,731	56,440
Vishay Intertechnology, Inc. (a)	70,225	916,436
Woodhead Industries, Inc.	3,396	47,408
X-Rite, Inc.	5,047	81,610
Zomax, Inc. (a)	12,351	52,492
Zones, Inc. (a)	3,275	13,234
Zygo Corp. (a)	5,333	69,489
		27,382,024
Internet Software & Services - 1.8%
24/7 Real Media, Inc. (a)(d)	16,663	61,486
Akamai Technologies, Inc. (a)	57,202	629,794
America Online Latin America, Inc. Class A (a)(d)	43,709	22,292
Apropos Technology, Inc. (a)	3,518	10,343
aQuantive, Inc. (a)	23,006	243,173
Ariba, Inc. (a)(d)	30,899	281,490
Art Technology Group, Inc. (a)	31,355	36,372
Ask Jeeves, Inc. (a)	27,216	622,158
Autobytel, Inc. (a)	12,311	67,957
Bankrate, Inc. (a)(d)	3,181	47,588
Blue Coat Systems, Inc. (a)(d)	3,144	58,541
Blue Martini Software, Inc. (a)	3,020	7,429
BPZ Energy, Inc. (a)	464	2,668
BroadVision, Inc. (a)(d)	7,431	16,200
Calico Commerce, Inc. (a)	2,388	0
Centra Software, Inc. (a)	7,775	20,371
Chordiant Software, Inc. (a)	17,313	30,125
Click Commerce, Inc. (a)(d)	880	12,012
CMGI, Inc. (a)	138,834	267,950
CNET Networks, Inc. (a)	67,655	612,278
Communication Intelligence Corp. (a)(d)	7,900	3,713
Corillian Corp. (a)	12,538	39,871
Critical Path, Inc. (a)(d)	3,807	3,426
CyberSource Corp. (a)	17,560	94,473
deltathree, Inc. (a)	4,398	20,539
Digital Impact, Inc. (a)	10,245	20,490
Digital Insight Corp. (a)	13,588	218,087
Digital River, Inc. (a)	15,305	461,140
Digitas, Inc. (a)	39,263	388,704
DoubleClick, Inc. (a)	62,971	490,544
DSL.net, Inc. (a)(d)	12,818	2,051
Dynabazaar, Inc. (a)	5,600	1,686
EarthLink, Inc. (a)	71,682	625,784
EasyLink Services Corp. Class A (a)	9,785	10,568
eCollege.com (a)	6,096	70,470
EDGAR Online, Inc. (a)(d)	3,836	9,398
eGain Communications Corp. (a)	1,156	1,133
Elcom International, Inc. (a)(d)	6,500	1,170
Entrust, Inc. (a)	15,165	61,267

	Shares	Value (Note 1)
Equinix, Inc. (a)	8,995	$ 393,891
FindWhat.com (a)(d)	10,274	113,014
Firstwave Technologies, Inc. (a)	1,123	2,033
GlowPoint, Inc. (a)(d)	7,746	16,654
Google, Inc. Class A (sub. vtg.) (d)	47,143	8,862,413
GoRemote Internet Communications, Inc. (a)	9,774	16,616
Greenfield Online, Inc.	7,300	122,932
High Speed Access Corp. (a)	17,600	0
Homestore, Inc. (a)	107,653	256,214
Hyperfeed Technologies, Inc. (a)	702	1,755
I-Many, Inc. (a)	9,263	14,728
iBasis, Inc. (a)(d)	9,824	20,336
iMergent, Inc. (a)(d)	3,575	57,772
InfoSpace, Inc. (a)	13,841	573,848
Innodata Isogen, Inc. (a)	7,485	32,260
InsWeb Corp. (a)	283	829
Interland, Inc. (a)	4,656	12,012
Internap Network Services Corp. (a)	72,216	41,163
Internet America, Inc. (a)(d)	6,082	6,994
Internet Capital Group, Inc. (a)	15,063	125,324
Internet Commerce Corp. Class A (a)(d)	3,400	6,936
Interwoven, Inc. (a)	29,600	268,472
Intraware, Inc. (a)(d)	18,917	16,836
iPass, Inc. (a)	50,094	305,072
IPIX Corp. (a)(d)	5,133	17,350
iVillage, Inc. (a)	27,650	158,988
j2 Global Communications, Inc. (a)(d)	10,397	398,309
Jupiter Media Metrix, Inc. (a)	14,700	0
Jupitermedia Corp. (a)	5,988	80,479
Kana Software, Inc. (a)(d)	4,505	7,073
Keynote Systems, Inc. (a)	6,393	76,077
Kintera, Inc. (a)(d)	6,752	47,129
LivePerson, Inc. (a)	14,420	35,617
LookSmart Ltd. (a)	25,824	28,148
Loudeye Corp. (a)(d)	9,731	17,029
LQ Corp., Inc. (a)	1,092	1,878
Marchex, Inc. Class B (d)	7,986	165,710
MatrixOne, Inc. (a)	16,348	86,481
NaviSite, Inc. (a)	8,077	18,092
Neoforma, Inc. (a)	4,996	42,516
Neomedia Technologies, Inc. (a)	5,500	1,375
Net2Phone, Inc. (a)	18,989	44,244
NetRatings, Inc. (a)	5,877	111,252
NIC, Inc. (a)	14,170	71,984
Niku Corp. (a)	10,471	221,043
On2.Com, Inc. (a)(d)	12,070	8,570
Online Resources & Comms Corp. (a)	2,835	25,572
Onstream Media Corp. (a)(d)	1,100	2,145
Onvia.com, Inc. (a)(d)	1,133	5,846
Openwave Systems, Inc. (a)	34,863	444,852
Optio Software, Inc. (a)	3,200	4,384
PEC Solutions, Inc. (a)(d)	6,935	79,891
Plumtree Software, Inc. (a)	6,082	32,417
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Prescient Applied Intel, Inc. (a)	150	$ 78
Private Business, Inc. (a)	2,038	4,586
ProcureNet, Inc. (a)	800	0
Quovadx, Inc. (a)	11,829	34,422
Raindance Communications, Inc. (a)	10,947	25,397
RealNetworks, Inc. (a)	58,843	368,357
Register.com, Inc. (a)	14,915	91,876
Retek, Inc. (a)	38,532	324,054
S1 Corp. (a)	35,549	273,016
Saba Software, Inc. (a)	1,965	10,572
Salon Media Group, Inc. (a)	4,600	1,426
SAVVIS Communications Corp. (a)(d)	27,674	21,032
SeeBeyond Technology Corp. (a)	36,509	138,734
Selectica, Inc. (a)	7,017	22,454
SmartServ Online, Inc. (a)(d)	283	467
SonicWALL, Inc. (a)	25,492	157,541
Stellent, Inc. (a)	7,152	64,296
Supportsoft, Inc. (a)	17,744	104,867
Synergy Brands, Inc. (a)	515	1,215
Terremark Worldwide, Inc. (a)	77,351	58,013
The Knot, Inc. (a)	4,092	23,324
The Sedona Corp. (a)	8,300	3,237
TheStreet.com, Inc. (a)	5,520	24,288
Track Data Corp. (d)	10,011	6,207
Travelzoo, Inc. (a)(d)	1,369	84,413
Tucows, Inc. (a)	6,900	6,210
Tumbleweed Communications Corp. (a)	13,941	36,247
United Online, Inc. (a)	38,002	412,322
US Dataworks, Inc. (a)(d)	4,512	3,700
ValueClick, Inc. (a)	40,387	510,896
VCampus Corp. (a)(d)	380	650
VeriSign, Inc. (a)	126,156	3,459,198
Via Net.Works, Inc. (a)(d)	20,595	11,945
Vignette Corp. (a)(d)	115,667	137,644
Vitria Technology, Inc. (a)	7,321	25,257
Webb Interactive Services, Inc. (a)(d)	4,865	1,849
WebEx Communications, Inc. (a)	12,746	297,874
webMethods, Inc. (a)	32,537	204,007
Websense, Inc. (a)	11,130	666,131
WorldGate Communications, Inc. (a)(d)	10,573	42,926
Zix Corp. (a)(d)	12,791	37,989
		26,776,013
IT Services - 1.7%
Acxiom Corp.	42,537	957,083
Affinity Technology Group, Inc. (a)	12,100	1,331
Alliance Data Systems Corp. (a)	22,919	904,155
Analysts International Corp. (a)	9,684	37,864
Answerthink, Inc. (a)	11,611	49,695
Anteon International Corp. (a)	15,340	582,306
Applied Digital Solutions, Inc. (a)(d)	41,642	187,389
BearingPoint, Inc. (a)	75,996	597,329

	Shares	Value (Note 1)
BrightStar Information Technology Group, Inc. (a)	4,500	$ 63
CACI International, Inc. Class A (a)	13,411	723,658
Carreker Corp. (a)	6,269	44,134
Ceridian Corp. (a)	74,943	1,367,710
Certegy, Inc.	30,447	1,084,827
CheckFree Corp. (a)	35,034	1,350,210
Ciber, Inc. (a)	29,128	218,169
Cognizant Technology Solutions Corp. Class A (a)	64,699	3,055,734
Competitive Technologies, Inc. (a)	3,836	51,748
Computer Horizons Corp. (a)	7,299	27,298
Computer Task Group, Inc. (a)	11,529	41,389
Corio, Inc. (a)	16,619	46,367
Covansys Corp. (a)	8,731	103,026
CSG Systems International, Inc. (a)	30,734	525,551
CSP, Inc. (a)	3,555	28,532
Direct Insite Corp. (a)	53	73
DST Systems, Inc. (a)	33,500	1,590,915
DynTek, Inc. Class A (a)(d)	8,047	4,144
Edgewater Technology, Inc. (a)	4,972	25,109
eFunds Corp. (a)	23,289	517,947
Electronic Clearing House, Inc. (a)	3,439	30,676
eLoyalty Corp. (a)	4,341	31,602
Enherent Corp. (a)	8,200	2,050
ePresence, Inc. (a)	5,520	0
Euronet Worldwide, Inc. (a)	13,513	350,122
Forrester Research, Inc. (a)	8,617	135,287
Gartner, Inc. Class A (a)	21,546	207,488
Global Payments, Inc.	19,514	1,083,417
Hewitt Associates, Inc. Class A (a)	19,641	603,764
iGate Corp. (a)(d)	13,687	56,254
Indus International, Inc. (a)	18,393	44,511
Infocrossing, Inc. (a)(d)	13,968	262,040
Inforte Corp. (a)	1,679	10,830
infoUSA, Inc.	16,450	170,093
Integral Systems, Inc.	2,620	54,732
InteliData Technologies Corp. (a)(d)	12,461	4,984
Intrado, Inc. (a)	4,678	58,569
iPayment, Inc. (a)	6,228	268,053
Iron Mountain, Inc. (a)(d)	54,164	1,465,136
Kanbay International, Inc.	10,793	246,188
Keane, Inc. (a)	22,570	298,827
Lightbridge, Inc. (a)	5,332	30,872
Lionbridge Technologies, Inc. (a)	12,961	77,636
ManTech International Corp. Class A (a)	9,479	233,942
Maximus, Inc.	10,408	352,415
Meta Group, Inc. (a)	6,830	67,822
MPS Group, Inc. (a)	47,768	513,028
MTM Technologies, Inc. (a)	1,200	4,800
New Century Equity Holdings Corp. (a)	5,500	1,491
Pegasus Solutions, Inc. (a)	20,422	243,430
Perot Systems Corp. Class A (a)	37,410	496,057
Rainmaker Systems, Inc. (a)(d)	32,402	22,033
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
IT Services - continued
RightNow Technologies, Inc.	276	$ 3,494
Safeguard Scientifics, Inc. (a)	34,401	54,698
Sapient Corp. (a)	43,233	318,627
SM&A (a)	4,117	32,936
SRA International, Inc. Class A (a)	7,916	481,530
StarTek, Inc.	4,563	82,362
Storage Engine, Inc. (a)	500	1
Sykes Enterprises, Inc. (a)	10,853	83,243
Syntel, Inc. (d)	3,572	67,904
Technology Solutions Co. (a)	9,594	10,170
TechTeam Global, Inc. (a)	6,114	66,948
The BISYS Group, Inc. (a)	57,460	851,557
The Management Network Group, Inc. (a)	14,649	36,037
Tier Technologies, Inc. Class B (a)	4,678	31,249
Titan Corp. (a)	40,677	675,238
TNS, Inc.	7,353	144,854
Total System Services, Inc.	17,827	428,383
TSR, Inc.	4,079	31,816
Tyler Technologies, Inc. (a)	11,474	80,777
WidePoint Corp. (a)	5,600	4,032
Wright Express Corp.	1,796	32,130
Zanett, Inc. (a)(d)	5,579	29,569
		25,099,460
Office Electronics - 0.1%
Intelli-Check, Inc. (a)(d)	1,429	7,745
Zebra Technologies Corp. Class A (a)	37,482	1,869,227
		1,876,972
Semiconductors & Semiconductor Equipment - 2.5%
8X8, Inc. (a)(d)	9,978	22,351
Actel Corp. (a)	16,843	287,342
ADE Corp. (a)(d)	4,152	82,957
Advanced Energy Industries, Inc. (a)	9,888	92,057
Advanced Power Technology, Inc. (a)	3,930	30,458
Agere Systems, Inc. Class A (a)	822,496	1,348,893
Alliance Semiconductor Corp. (a)(d)	9,169	24,665
AMIS Holdings, Inc. (a)	22,175	249,469
Amkor Technology, Inc. (a)(d)	59,715	260,955
Amtech Systems, Inc. (a)	4,491	14,596
ANADIGICS, Inc. (a)(d)	7,298	17,296
Asyst Technologies, Inc. (a)	15,207	74,210
Atheros Communications, Inc. (d)	8,863	121,689
Atmel Corp. (a)	252,756	796,181
ATMI, Inc. (a)	15,083	410,559
August Technology Corp. (a)	4,304	52,638
Axcelis Technologies, Inc. (a)	46,909	403,417
AXT, Inc. (a)	6,269	8,714
Brooks Automation, Inc. (a)	25,190	456,191
Cabot Microelectronics Corp. (a)	11,422	371,101
California Micro Devices Corp. (a)	4,585	35,396

	Shares	Value (Note 1)
Catalyst Semiconductor, Inc. (a)	7,298	$ 35,760
Celeritek, Inc.	4,865	3,697
Ceva, Inc. (a)	6,171	48,813
Cirrus Logic, Inc. (a)	33,229	155,512
Cohu, Inc.	8,486	154,700
Conexant Systems, Inc. (a)	295,307	531,553
Credence Systems Corp. (a)(d)	43,614	382,495
Cree, Inc. (a)(d)	38,302	900,863
Cymer, Inc. (a)	17,314	500,461
Cypress Semiconductor Corp. (a)	62,215	875,987
Diodes, Inc. (a)	3,747	96,335
DPAC Technologies Corp. (a)(d)	7,111	3,556
DSP Group, Inc. (a)	12,500	314,687
DuPont Photomasks, Inc. (a)	7,220	190,175
Electroglas, Inc. (a)	6,456	26,663
EMCORE Corp. (a)	9,356	28,068
Entegris, Inc. (a)	21,066	203,498
ESS Technology, Inc. (a)	12,644	71,312
Exar Corp. (a)	26,161	369,655
Fairchild Semiconductor International, Inc. (a)	57,792	954,724
FEI Co. (a)	9,735	240,941
FormFactor, Inc. (a)	19,439	446,514
FSI International, Inc. (a)	7,956	36,836
Genesis Microchip, Inc. (a)	18,331	270,199
Genus, Inc. (a)(d)	8,140	18,071
Helix Technology Corp.	9,423	162,264
Hi/fn, Inc. (a)	3,346	27,671
Hytek Microsystems, Inc. (a)	4,300	7,912
Ibis Technology Corp. (a)	5,001	14,453
Integrated Circuit Systems, Inc. (a)	41,326	833,959
Integrated Device Technology, Inc. (a)	48,046	601,055
Integrated Silicon Solution, Inc. (a)(d)	13,777	87,897
International Rectifier Corp. (a)	31,212	1,373,328
Intersil Corp. Class A	67,911	1,144,979
Intevac, Inc. (a)	4,350	36,323
IXYS Corp. (a)	8,168	84,457
JMAR Technologies, Inc. (a)(d)	5,707	7,476
Kopin Corp. (a)	28,979	105,194
Kulicke & Soffa Industries, Inc. (a)	33,480	216,950
Lam Research Corp. (a)	69,060	2,171,246
Lattice Semiconductor Corp. (a)	62,973	332,497
Leadis Technology, Inc.	8,107	54,074
Logic Devices, Inc. (a)	8,982	13,293
LogicVision, Inc. (a)	5,047	13,526
LTX Corp. (a)	39,917	215,552
Mattson Technology, Inc. (a)	19,712	193,178
MEMC Electronic Materials, Inc. (a)	60,677	787,587
Micrel, Inc. (a)	31,567	297,677
Micro Component Technology, Inc. (a)	6,643	2,458
Micro Linear Corp. (a)	7,672	37,754
Microchip Technology, Inc.	105,383	2,893,817
Microsemi Corp. (a)	28,939	470,548
Mindspeed Technologies, Inc. (a)(d)	34,630	97,657
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
MIPS Technologies, Inc. (a)	19,049	$ 210,682
MKS Instruments, Inc. (a)	17,323	320,302
Monolithic System Technology, Inc. (a)	8,011	45,823
Mykrolis Corp. (a)	25,832	349,249
Nanometrics, Inc. (a)(d)	3,555	44,153
NeoMagic Corp. (a)(d)	12,538	8,902
NVE Corp. (a)(d)	1,357	30,655
Omnivision Technologies, Inc. (a)(d)	27,745	560,726
ON Semiconductor Corp. (a)(d)	48,498	220,181
PDF Solutions, Inc. (a)	5,506	74,606
Pericom Semiconductor Corp. (a)	12,297	109,074
Photronics, Inc. (a)	18,121	336,688
Pixelworks, Inc. (a)(d)	25,246	240,342
PLX Technology, Inc. (a)	7,859	94,701
Portalplayer, Inc. (d)	4,893	112,637
Power Integrations, Inc. (a)	18,379	390,370
QuickLogic Corp. (a)	5,545	20,350
Rambus, Inc. (a)(d)	45,529	799,945
Ramtron International Corp. (a)	4,828	19,795
RF Micro Devices, Inc. (a)	81,528	448,404
Rudolph Technologies, Inc. (a)	5,062	92,837
Semitool, Inc. (a)	27,663	288,802
Semtech Corp. (a)	42,213	825,686
Sigma Designs, Inc. (a)(d)	21,853	253,167
SigmaTel, Inc. (a)	11,892	495,777
Silicon Image, Inc. (a)	37,516	432,184
Silicon Laboratories, Inc. (a)	23,103	810,915
Silicon Storage Technology, Inc. (a)	30,901	142,763
Siliconix, Inc. (a)	3,087	87,578
Sipex Corp. (a)	7,298	16,056
Skyworks Solutions, Inc. (a)	73,274	531,969
SRS Labs, Inc. (a)	2,620	13,152
Standard Microsystems Corp. (a)	6,545	114,734
Supertex, Inc. (a)	3,555	68,860
Tegal Corp. (a)	10,666	9,813
Tessera Technologies, Inc. (a)	12,389	504,728
Therma-Wave, Inc. (a)	6,802	19,726
Three-Five Systems, Inc. (a)	5,269	6,534
Transmeta Corp. (a)	70,922	74,468
Transwitch Corp. (a)(d)	22,128	28,545
Trident Microsystems, Inc. (a)	6,737	124,567
Tripath Technology, Inc. (a)(d)	12,885	15,204
TriQuint Semiconductor, Inc. (a)	87,741	302,706
Ultratech, Inc. (a)	6,925	109,900
Varian Semiconductor Equipment Associates, Inc. (a)	21,080	839,827
Virage Logic Corp. (a)	6,362	84,169
Vitesse Semiconductor Corp. (a)(d)	121,183	369,608
Volterra Semiconductor Corp. (d)	14,179	208,431
White Electronic Designs Corp. (a)	5,571	28,078

	Shares	Value (Note 1)
Zilog, Inc. (a)	8,368	$ 41,840
Zoran Corp. (a)	17,814	190,788
		35,877,989
Software - 2.6%
Accelrys, Inc. (a)	5,988	31,976
Activision, Inc. (a)	68,109	1,488,863
Actuate Corp. (a)	13,006	35,116
Adept Technology, Inc. (a)	1,291	8,392
Advent Software, Inc. (a)	17,829	314,860
Agile Software Corp. (a)	31,777	217,990
Altiris, Inc. (a)(d)	10,171	297,298
American Software, Inc. Class A	5,825	34,892
Analytical Surveys, Inc. (a)(d)	240	548
Ansoft Corp. (a)	4,117	107,865
Ansys, Inc. (a)	14,927	536,775
Applix, Inc. (a)	3,275	24,595
ARI Network Services, Inc. (a)	2,620	6,026
Artisoft, Inc. (a)(d)	1,066	2,878
Ascential Software Corp. (a)	33,217	515,196
Aspen Technology, Inc. (a)(d)	17,144	90,863
Atari, Inc. (a)(d)	40,661	108,565
Authentidate Holding Corp. (a)(d)	8,307	41,867
Avatech Solutions, Inc. (a)	735	382
Axeda Systems, Inc. (a)	3,555	1,955
AXS-One, Inc. (a)	5,614	16,954
BEA Systems, Inc. (a)	196,122	1,627,813
BindView Development Corp. (a)	17,684	60,126
Bitstream, Inc. Class A (a)	3,682	8,771
Blackbaud, Inc.	11,677	135,103
Borland Software Corp. (a)	51,221	427,695
Bottomline Technologies, Inc. (a)	7,799	101,777
BSQUARE Corp. (a)	11,321	10,529
Cadence Design Systems, Inc. (a)	137,172	1,890,230
CAM Commerce Solutions, Inc. (a)	1,965	31,185
Captaris, Inc. (a)	10,666	51,837
Captiva Software Corp. (a)	2,433	29,583
Catapult Communications Corp. (a)	3,462	83,088
CCC Information Services Group, Inc. (a)	5,308	116,298
Concord Communications, Inc. (a)	4,320	44,539
Concur Technologies, Inc. (a)	8,963	75,737
Convera Corp. Class A (a)(d)	8,548	50,177
Datastream Systems, Inc. (a)	4,006	26,840
Datawatch Corp. (a)	3,120	13,073
Digimarc Corp. (a)	4,491	34,760
DocuCorp International, Inc. (a)	5,314	46,338
Dynamics Research Corp. (a)	2,901	48,186
E.piphany, Inc. (a)	57,693	200,195
ebix.com, Inc. (a)	421	5,620
Embarcadero Technologies, Inc. (a)	7,901	53,332
eMerge Interactive, Inc. Class A (a)(d)	4,201	4,453
Epicor Software Corp. (a)	16,904	261,674
EPIQ Systems, Inc. (a)(d)	7,558	95,987
ePlus, Inc. (a)	3,612	47,353
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Software - continued
Evans & Sutherland Computer Corp. (a)	4,929	$ 31,546
Evolving Systems, Inc. (a)	3,885	12,082
Extended Systems, Inc. (a)	5,520	25,999
FactSet Research Systems, Inc.	14,311	472,120
Fair, Isaac & Co., Inc.	34,765	1,175,057
FileNET Corp. (a)	21,372	500,532
Fonix Corp. (a)	595	54
Forgent Networks, Inc. (a)	9,544	20,625
Gensym Corp. (a)	4,023	15,891
GraphOn Corp. (a)	7,300	3,723
Guardian Technologies International (a)(d)	560	2,156
Hyperion Solutions Corp. (a)	18,110	914,193
Informatica Corp. (a)	45,276	351,795
Information Architects Corp. (a)	586	91
Intellisync Corp. (a)(d)	36,225	105,053
Interactive Intelligence, Inc. (a)	2,713	11,639
Internet Security Systems, Inc. (a)	21,102	423,728
InterVideo, Inc.	4,632	58,826
Intervoice, Inc. (a)	14,415	156,403
Intrusion, Inc. (a)(d)	1,567	5,108
Island Pacific, Inc. (a)(d)	6,262	1,941
Jack Henry & Associates, Inc.	36,233	719,225
JAMDAT Mobile, Inc. (d)	3,827	65,059
JDA Software Group, Inc. (a)	18,714	251,329
Kronos, Inc. (a)	17,060	952,630
Lawson Software, Inc. (a)	37,697	218,643
Level 8 Systems, Inc. (a)(d)	8,282	845
Logility, Inc. (a)	7,206	31,058
Macromedia, Inc. (a)	33,103	1,121,861
Macrovision Corp. (a)	22,044	534,567
Magma Design Automation, Inc. (a)	9,450	124,268
Manhattan Associates, Inc. (a)	12,190	242,215
Manugistics Group, Inc. (a)	22,995	45,990
MAPICS, Inc. (a)	7,749	97,637
MapInfo Corp. (a)	18,383	241,369
McAfee, Inc. (a)	78,899	1,824,934
Mediware Information Systems, Inc. (a)	1,310	13,362
Mentor Graphics Corp. (a)	37,683	519,272
MetaSolv, Inc. (a)	10,105	25,263
Micromuse, Inc. (a)	56,069	275,859
MICROS Systems, Inc. (a)	17,354	562,790
MicroStrategy, Inc. Class A (a)	6,010	425,027
Midway Games, Inc. (a)(d)	19,693	206,186
Mobius Management Systems, Inc. (a)	6,867	40,172
Moldflow Corp. (a)	3,930	66,063
Motive, Inc.	11,600	127,484
MRO Software, Inc. (a)	9,923	134,060
MSC.Software Corp. (a)(d)	23,680	283,450
Napster, Inc. (a)(d)	25,066	182,480
Nassda Corp. (a)(d)	10,201	67,735

	Shares	Value (Note 1)
NAVTEQ Corp.	27,969	$ 1,222,245
NEON Systems, Inc. (a)	1,123	3,594
Netguru, Inc. (a)	1,800	2,050
NetIQ Corp. (a)	24,285	286,320
NetManage, Inc. (a)	1,259	8,687
NetScout Systems, Inc. (a)	9,644	50,052
Netsmart Technologies, Inc. (a)(d)	3,644	36,950
NetSol Technologies, Inc. (a)	880	1,910
NexPrise, Inc. (a)	293	82
Nuance Communications, Inc. (a)	8,715	27,627
NYFIX, Inc. (a)(d)	11,873	54,022
Omtool Ltd. (a)	200	1,384
ONYX Software Corp. (a)(d)	982	2,946
Open Solutions, Inc. (a)	7,145	145,758
Opnet Technologies, Inc. (a)	6,308	47,373
Opsware, Inc. (a)	24,539	136,191
PalmSource, Inc. (a)(d)	2,695	27,273
PASW, Inc. (a)	3,300	238
Peerless Systems Corp. (a)	6,456	10,846
Pegasystems, Inc. (a)	8,702	51,951
Pervasive Software, Inc. (a)	3,743	16,469
Phoenix Technologies Ltd. (a)	6,540	65,138
Plato Learning, Inc. (a)	5,621	43,675
Portal Software, Inc. (a)(d)	12,774	35,256
Progress Software Corp. (a)	18,406	426,099
QAD, Inc.	13,833	108,174
Quality Systems, Inc.	2,869	230,955
Quest Software, Inc. (a)	25,575	347,053
Radiant Systems, Inc. (a)	6,737	53,088
Red Hat, Inc. (a)(d)	89,797	1,029,074
Renaissance Learning, Inc. (d)	1,747	29,472
Reynolds & Reynolds Co. Class A	30,442	842,330
RSA Security, Inc. (a)	30,877	504,530
SAFLINK Corp. (a)(d)	59,330	121,627
Salesforce.com, Inc.	25,513	409,739
ScanSoft, Inc. (a)(d)	35,410	151,909
Scientific Learning Corp. (a)	3,264	19,258
SCO Group, Inc. (a)(d)	3,511	15,062
Secure Computing Corp. (a)	20,864	189,862
Segue Software, Inc. (a)	2,713	13,809
SERENA Software, Inc. (a)	17,016	393,070
Smith Micro Software, Inc. (a)(d)	6,638	40,757
Sonic Foundry, Inc. (a)(d)	10,711	15,103
Sonic Solutions, Inc. (a)(d)	12,392	193,811
SPSS, Inc. (a)	15,151	293,929
SS&C Technologies, Inc.	6,678	161,073
StorageNetworks, Inc. (a)	29,377	0
SumTotal Systems, Inc. (a)(d)	15,011	84,812
Sybase, Inc. (a)	45,406	855,449
Synopsys, Inc. (a)	80,979	1,465,720
Synplicity, Inc. (a)	6,924	42,513
Take-Two Interactive Software, Inc. (a)	20,889	766,000
TALX Corp. (d)	13,564	278,740
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Software - continued
TeleCommunication Systems, Inc. Class A (a)(d)	3,743	$ 9,545
TenFold Corp. (a)	6,737	2,762
THQ, Inc. (a)	21,975	600,797
TIBCO Software, Inc. (a)	80,104	781,815
Transaction Systems Architects, Inc. Class A (a)	19,517	456,307
Ulticom, Inc. (a)	5,893	82,679
Ultimate Software Group, Inc. (a)(d)	5,716	76,937
VA Software Corp. (a)	13,984	26,150
Vasco Data Security International, Inc. (a)(d)	5,790	39,372
Vastera, Inc. (a)	8,421	23,916
Verint Systems, Inc. (a)	6,268	247,367
Verisity Ltd. (a)	7,893	93,927
Verity, Inc. (a)	22,745	269,528
Versant Corp. (a)	3,088	2,347
Versata, Inc. (a)	616	1,047
VerticalNet, Inc. (a)(d)	4,472	5,053
Viewpoint Corp. (a)	6,830	19,261
Visual Networks, Inc. (a)(d)	9,356	36,582
Voxware, Inc. (a)	6,500	312
WatchGuard Technologies, Inc. (a)	7,672	27,849
Wave Systems Corp. Class A (a)(d)	14,715	16,922
Wind River Systems, Inc. (a)	43,049	579,440
Witness Systems, Inc. (a)	7,796	145,863
		38,062,383
TOTAL INFORMATION TECHNOLOGY		199,486,441
MATERIALS - 4.8%
Chemicals - 1.7%
A. Schulman, Inc.	18,560	335,194
Airgas, Inc.	33,657	844,791
Albemarle Corp.	19,042	723,596
Altair Nanotechnologies, Inc. (a)	15,064	63,118
American Pacific Corp. (a)	6,762	60,114
American Vanguard Corp. (d)	3,835	149,297
Arch Chemicals, Inc.	14,064	401,949
Balchem Corp.	6,664	145,608
Cabot Corp.	28,868	1,004,606
Calgon Carbon Corp.	19,943	174,102
Cambrex Corp.	17,248	391,357
Celanese Corp. Class A	24,178	403,773
Crompton Corp.	57,209	783,763
Cytec Industries, Inc.	16,592	838,394
Eden Bioscience Corp. (a)	11,228	8,421
Ferro Corp.	26,096	510,699
FMC Corp. (a)	15,843	782,010
Georgia Gulf Corp.	15,230	804,296
H.B. Fuller Co.	18,199	484,821

	Shares	Value (Note 1)
Hawkins, Inc.	5,284	$ 63,672
Huntsman Corp.	29,000	828,240
Kronos Worldwide, Inc.	4,122	194,105
Landec Corp. (a)	4,226	29,117
LESCO, Inc. (a)	4,008	58,116
LSB Industries, Inc. (a)	3,264	19,356
Lubrizol Corp.	30,744	1,310,617
Lyondell Chemical Co.	101,967	3,451,583
MacDermid, Inc.	13,898	466,973
Material Sciences Corp. (a)	5,053	78,069
Minerals Technologies, Inc.	8,953	560,905
Mosaic Co. (a)	64,547	1,062,444
Nalco Holding Co.	26,520	518,466
Nanophase Technologies Corp. (a)(d)	5,146	36,022
NewMarket Corp. (a)	4,749	90,278
NL Industries, Inc.	2,181	47,764
Olin Corp.	36,013	898,524
OM Group, Inc. (a)	15,898	506,828
OMNOVA Solutions, Inc. (a)	18,956	89,283
Penford Corp.	1,403	20,259
PolyOne Corp. (a)	46,301	421,339
Quaker Chemical Corp.	4,322	96,337
RPM, Inc.	60,092	1,125,523
Sensient Technologies Corp.	26,401	576,598
Spartech Corp.	16,265	357,342
Stepan Co.	3,010	71,337
Symyx Technologies, Inc. (a)	15,834	441,610
Terra Industries, Inc. (a)(d)	38,571	315,511
The Scotts Co. Class A (a)	9,917	694,884
Valhi, Inc.	3,452	53,610
Valspar Corp.	22,505	1,038,606
W.R. Grace & Co. (a)	22,167	218,123
Wellman, Inc.	18,990	260,163
Westlake Chemical Corp.	6,116	212,103
Zoltek Companies, Inc. (a)(d)	2,526	34,354
		25,157,970
Construction Materials - 0.4%
Continental Materials Corp. (a)(d)	749	21,406
Eagle Materials, Inc.	9,154	764,634
Florida Rock Industries, Inc.	18,994	1,218,845
Headwaters, Inc. (a)	18,762	603,386
Lafarge North America, Inc.	11,581	711,537
Martin Marietta Materials, Inc.	24,251	1,398,798
Texas Industries, Inc.	11,626	775,454
U.S. Concrete, Inc. (a)	11,868	74,175
		5,568,235
Containers & Packaging - 0.7%
AEP Industries, Inc. (a)	1,858	37,903
Anchor Glass Container Corp.	4,443	20,704
Aptargroup, Inc.	17,722	914,810
Caraustar Industries, Inc. (a)	11,241	160,634
Chesapeake Corp.	8,263	177,241
Constar International, Inc. (a)	2,862	20,063
Common Stocks - continued
	Shares	Value (Note 1)
MATERIALS - continued
Containers & Packaging - continued
Crown Holdings, Inc. (a)	83,762	$ 1,377,885
Graphic Packaging Corp. (a)	49,076	297,891
Greif Brothers Corp. Class A	7,628	492,769
Longview Fibre Co.	27,165	456,372
MOD-PAC Corp. (a)	1,684	26,607
Myers Industries, Inc.	8,728	113,900
Owens-Illinois, Inc. (a)	48,343	1,203,257
Packaging Corp. of America	28,519	699,286
Packaging Dynamics Corp.	5,375	71,971
Rock-Tenn Co. Class A	12,646	180,458
Silgan Holdings, Inc.	5,378	357,529
Smurfit-Stone Container Corp. (a)	124,346	2,067,874
Sonoco Products Co.	51,888	1,508,903
		10,186,057
Metals & Mining - 1.8%
A.M. Castle & Co. (a)	5,414	84,675
AK Steel Holding Corp. (a)	49,183	863,162
Aleris International, Inc. (a)	17,516	351,546
Alliance Resource Partners LP	3,475	267,645
Amcol International Corp.	14,746	326,624
Arch Coal, Inc.	29,289	1,305,997
Brush Engineered Materials, Inc. (a)	8,109	165,180
Canyon Resources Corp. (a)	8,249	6,682
Carpenter Technology Corp.	9,328	630,759
Century Aluminum Co. (a)	11,816	384,138
Cleveland-Cliffs, Inc.	9,652	775,538
Coeur d'Alene Mines Corp. (a)(d)	117,743	472,149
Commercial Metals Co.	26,554	924,079
Compass Minerals International, Inc.	12,849	321,225
CONSOL Energy, Inc.	44,441	2,037,175
Foundation Coal Holdings, Inc.	10,785	277,498
Gibraltar Industries, Inc. (d)	16,064	396,299
Glamis Gold Ltd. (a)	64,451	1,123,954
GrafTech International Ltd. (a)	57,460	530,930
Hecla Mining Co. (a)	71,181	401,461
International Steel Group, Inc. (a)	36,965	1,543,289
Massey Energy Co.	41,418	1,804,996
Meridian Gold, Inc. (a)	46,862	904,984
MK Resources Co. (a)(d)	17,047	32,901
Natural Resource Partners LP (d)	2,339	142,749
NN, Inc.	5,189	55,937
Northwest Pipe Co. (a)	2,655	64,304
Olympic Steel, Inc. (a)(d)	5,717	145,440
Oregon Steel Mills, Inc. (a)	17,814	518,566
Peabody Energy Corp.	31,350	3,044,085
Penn Virginia Resource Partners LP (d)	2,552	138,293
Quanex Corp.	12,724	748,807
Roanoke Electric Steel Corp.	4,310	114,172
Rock of Ages Corp. Class A	600	4,260
Royal Gold, Inc.	8,255	145,536
RTI International Metals, Inc. (a)	9,224	249,970

	Shares	Value (Note 1)
Ryerson Tull, Inc.	9,376	$ 134,546
Schnitzer Steel Industries, Inc. Class A	6,487	263,502
Southern Peru Copper Corp. (d)	7,354	462,640
Steel Dynamics, Inc.	21,613	962,643
Steel Technologies, Inc.	9,322	287,397
Stillwater Mining Co. (a)	18,304	208,300
Titanium Metals Corp. (a)	4,820	183,546
Universal Stainless & Alloy Products, Inc. (a)	384	6,912
USEC, Inc.	44,020	651,496
Westmoreland Coal Co. (a)	7,132	235,356
Wheeling Pittsburgh Corp. (a)	3,638	151,614
WHX Corp. (a)(d)	1,033	806
Worthington Industries, Inc.	38,481	806,177
		25,659,940
Paper & Forest Products - 0.2%
Bowater, Inc.	28,625	1,111,509
Buckeye Technologies, Inc. (a)	16,675	199,600
Deltic Timber Corp.	4,683	214,950
MAXXAM, Inc. (a)	2,331	69,277
Neenah Paper, Inc.	6,000	210,960
P.H. Glatfelter Co.	14,870	220,373
Pope & Talbot, Inc.	3,531	57,202
Potlatch Corp.	16,306	752,522
Schweitzer-Mauduit International, Inc.	7,420	252,651
Wausau-Mosinee Paper Corp.	26,262	396,031
		3,485,075
TOTAL MATERIALS		70,057,277
TELECOMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 0.6%
Acceris Communications, Inc. (a)(d)	275	165
Alaska Communication Systems Group, Inc. (d)	8,561	73,539
Allegiance Telecom, Inc. (a)	15,750	72
Arbinet-thexchange, Inc. (d)	8,129	198,348
Atlantic Tele-Network, Inc.	2,585	83,263
Broadwing Corp. (a)(d)	15,984	94,306
Cincinnati Bell, Inc. (a)	127,576	561,334
Cogent Communications Group, Inc. (a)	1,745	1,169
Commonwealth Telephone Enterprises, Inc. (a)	10,444	497,134
Covad Communications Group, Inc. (a)(d)	173,698	264,021
Covista Communications, Inc. (a)	5,014	8,875
CT Communications, Inc. (d)	6,082	67,814
D&E Communications, Inc.	5,104	54,460
Dial-Thru Intl Corp. (a)	4,800	1,440
eLEC Communications Corp. (a)	14,200	8,520
FairPoint Communications, Inc.	1,857	32,312
General Communications, Inc. Class A (a)	18,974	177,027
Global Crossing Ltd. (a)(d)	6,900	113,167
Common Stocks - continued
	Shares	Value (Note 1)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
HickoryTech Corp.	2,807	$ 29,670
Hungarian Telephone & Cable Corp. (a)(d)	3,053	43,322
IDT Corp. Class B (a)	38,521	590,142
Iowa Telecommunication Services, Inc.	13,847	275,001
Level 3 Communications, Inc. (a)(d)	302,337	704,445
Lynch Interactive Corp. (a)	597	16,334
MCI, Inc.	124,672	2,836,288
McLeodUSA, Inc. Class A (a)(d)	39,932	17,171
Moscow CableCom Corp. (a)	3,275	17,194
North Pittsburgh Systems, Inc.	5,561	129,182
Pac-West Telecomm, Inc. (a)(d)	6,849	10,479
Premiere Global Services, Inc. (a)	27,325	278,169
Primus Telecommunications Group, Inc. (a)	28,517	49,620
Shenandoah Telecommunications Co.	7,394	207,032
SureWest Communications	5,402	120,681
Talk America Holdings, Inc. (a)	5,771	35,492
Time Warner Telecom, Inc. Class A (a)	41,308	166,471
Trinsic, Inc. (a)	2,451	1,961
U.S. LEC Corp. Class A (a)(d)	5,708	17,409
Valor Communications Group, Inc.	14,338	223,816
Warwick Valley Telephone Co.	842	19,358
WQN, Inc. (a)	1,740	3,880
XETA Technologies, Inc. (a)	3,181	10,434
		8,040,517
Wireless Telecommunication Services - 0.8%
Aether Systems, Inc. (a)	10,666	36,478
Alamosa Holdings, Inc. (a)(d)	53,870	686,304
American Tower Corp. Class A (a)	113,295	2,076,697
At Road, Inc. (a)	15,022	68,050
Boston Communications Group, Inc. (a)	3,762	28,365
Centennial Communications Corp. Class A (a)	17,544	186,493
Crown Castle International Corp. (a)	107,540	1,757,204
Dobson Communications Corp. Class A (a)(d)	33,825	76,783
EMS Technologies, Inc. (a)	5,416	81,836
GoAmerica, Inc. (a)	118	712
InPhonic, Inc. (d)	3,600	83,016
LCC International, Inc. (a)	9,142	47,356
Metro One Telecommunications, Inc. (a)(d)	6,550	9,301
Nextel Partners, Inc. Class A (a)	22,267	443,336
Price Communications Corp.	19,945	356,417
Rural Cellular Corp. Class A (a)(d)	3,181	17,782
SBA Communications Corp. Class A (a)	22,181	192,975
SpectraSite, Inc. (a)	22,482	1,389,388
SPEEDUS Corp. (a)	1,900	3,971
Syniverse Holdings, Inc.	1,920	29,280
Telephone & Data Systems, Inc.	24,053	2,104,638

	Shares	Value (Note 1)
Triton PCS Holdings, Inc. Class A (a)	20,145	$ 71,515
U.S. Cellular Corp. (a)	7,631	381,550
U.S. Unwired, Inc. Class A (a)(d)	44,106	212,591
Ubiquitel, Inc. (a)	47,417	354,679
Western Wireless Corp. Class A (a)	38,317	1,505,858
Wireless Facilities, Inc. (a)	21,324	150,547
		12,353,122
TOTAL TELECOMMUNICATION SERVICES		20,393,639
UTILITIES - 3.7%
Electric Utilities - 1.6%
Allete, Inc.	15,089	598,732
Alliant Energy Corp.	51,137	1,367,915
Black Hills Corp.	16,562	525,015
Capital Rock Energy Corp. (a)	485	13,410
Central Vermont Public Service Corp.	4,526	101,790
CH Energy Group, Inc.	10,164	469,069
Cleco Corp.	30,451	617,851
DPL, Inc.	62,719	1,598,080
Duquesne Light Holdings, Inc.	40,735	762,967
El Paso Electric Co. (a)	19,223	383,883
Empire District Electric Co. (d)	10,424	237,042
Great Plains Energy, Inc.	35,908	1,112,789
Green Mountain Power Corp.	3,042	88,218
Hawaiian Electric Industries, Inc.	37,065	986,670
IDACORP, Inc.	16,329	472,071
MGE Energy, Inc.	10,865	389,076
Northeast Utilities	61,324	1,144,919
NSTAR	23,739	1,317,515
OGE Energy Corp.	49,915	1,295,294
Otter Tail Corp.	15,829	400,157
Pepco Holdings, Inc.	93,203	2,054,194
PNM Resources, Inc.	26,571	697,223
Puget Energy, Inc.	47,399	1,086,385
Sierra Pacific Resources (a)(d)	65,326	651,953
UIL Holdings Corp.	8,334	417,533
Unisource Energy Corp.	18,785	567,871
Unitil Corp.	2,839	75,943
Westar Energy, Inc.	41,308	949,258
Wisconsin Energy Corp.	54,520	1,892,934
WPS Resources Corp.	17,468	910,432
		23,186,189
Gas Utilities - 0.7%
AGL Resources, Inc.	38,184	1,321,930
Atmos Energy Corp.	43,941	1,211,453
Cascade Natural Gas Corp.	4,582	94,160
Chesapeake Utilities Corp.	7,710	207,014
Delta Natural Gas Co., Inc.	2,782	74,335
EnergySouth, Inc.	1,404	40,519
Holly Energy Partners LP	6,668	259,719
Inergy LP	2,246	73,220
Laclede Group, Inc.	9,640	302,503
Common Stocks - continued
	Shares	Value (Note 1)
UTILITIES - continued
Gas Utilities - continued
New Jersey Resources Corp.	15,267	$ 677,855
Northwest Natural Gas Co.	12,795	466,122
Piedmont Natural Gas Co., Inc.	36,220	846,099
SEMCO Energy, Inc. (a)	5,396	33,509
South Jersey Industries, Inc.	8,999	502,774
Southern Union Co.	48,506	1,230,112
Southwest Gas Corp.	15,088	378,407
UGI Corp.	25,594	1,145,332
WGL Holdings, Inc.	26,506	813,734
		9,678,797
Multi-Utilities & Unregulated Power - 1.3%
Aquila, Inc. (a)	146,336	522,420
Avista Corp.	27,686	504,993
Energen Corp.	14,773	952,859
Energy East Corp.	71,601	1,841,578
Equitable Resources, Inc.	30,774	1,826,437
Florida Public Utilities Co.	3,897	72,718
MDU Resources Group, Inc.	57,550	1,552,124
National Fuel Gas Co.	42,523	1,204,251
NRG Energy, Inc. (a)	43,751	1,684,851
ONEOK, Inc.	51,271	1,502,240
Ormat Technologies, Inc.	303	4,703
Questar Corp.	45,102	2,391,308
Reliant Energy, Inc. (a)	150,626	1,806,006
SCANA Corp.	52,422	1,994,133
Vectren Corp.	40,349	1,091,844
		18,952,465
Water Utilities - 0.1%
American States Water Co.	11,845	322,184
Aqua America, Inc.	45,525	1,119,005
Artesian Resources Corp. Class A	2,509	68,170
California Water Service Group	10,939	374,114
Connecticut Water Service, Inc.	5,523	140,781
Middlesex Water Co.	9,279	166,187
SJW Corp.	2,247	79,431
Southwest Water Co.	6,669	76,027
		2,345,899
TOTAL UTILITIES		54,163,350
TOTAL COMMON STOCKS (Cost $1,308,653,755)		1,445,522,563
Nonconvertible Bonds - 0.0%
	Principal Amount	Value (Note 1)
INDUSTRIALS - 0.0%
Transportation Infrastructure - 0.0%
TIMCO Aviation Services, Inc. 8% 1/2/07 pay-in-kind	$ 520	$ 26
TOTAL NONCONVERTIBLE BONDS (Cost $163)		26
U.S. Treasury Obligations - 0.3%

U.S. Treasury Bills, yield at date of purchase 2.15% 3/10/05 (e) (Cost $3,497,919)	3,500,000	3,497,925
Money Market Funds - 6.6%
	Shares
Fidelity Cash Central Fund, 2.51% (b)	8,763,422	8,763,422
Fidelity Securities Lending Cash Central Fund, 2.52% (b)(c)	87,706,806	87,706,806
TOTAL MONEY MARKET FUNDS (Cost $96,470,228)		96,470,228
TOTAL INVESTMENT PORTFOLIO - 105.8% (Cost $1,408,622,065)		1,545,490,742
NET OTHER ASSETS - (5.8)%		(84,183,622)
NET ASSETS - 100%		$ 1,461,307,120
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
28 Russell 2000 Index Contracts	March 2005	$ 8,885,100	$ 194,971
21 S&P 500 E-Mini Index Contracts	March 2005	1,264,305	13,776
2 S&P 500 Index Contracts	March 2005	602,050	(772)
Futures Contracts - continued
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased - continued
Equity Index Contracts - continued
13 S&P MidCap 400 Index Contracts	March 2005	$ 4,338,425	$ 138,885
		$15,089,880	$ 346,860

The face value of futures purchased as a percentage of net assets - 1%
Swap Agreements
		Notional Amount	Value
Equity Total Return Swap
Receive monthly a return equal to that of Plains All American Pipeline LP and pay monthly a floating rate based on 1-month LIBOR plus 40 basis points with Goldman Sachs	August 2005	$ 846,789	$ 130,937
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,499,111.
Income Tax Information
At February 28, 2005, the fund had a capital loss carryforward of approximately $14,585,876 all of which will expire on February 28, 2011.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Extended Market Index Fund

Financial Statements

Statement of Assets and Liabilities

	February 28, 2005

Assets
Investment in securities, at value (including securities loaned of $79,365,418) (cost $1,408,622,065) - See accompanying schedule		$ 1,545,490,742
Cash		5,889
Receivable for investments sold		798
Receivable for fund shares sold		6,006,560
Dividends receivable		965,350
Interest receivable		37,547
Swap agreements, at value		130,937
Prepaid expenses		4,102
Receivable from investment adviser for expense reductions		449,147
Other affiliated receivables		2,866
Other receivables		118,781
Total assets		1,553,212,719

Liabilities
Payable for investments purchased	$ 278,500
Payable for fund shares redeemed	3,175,412
Accrued management fee	289,315
Payable for daily variation on futures contracts	47,184
Other affiliated payables	174,285
Other payables and accrued expenses	234,097
Collateral on securities loaned, at value	87,706,806
Total liabilities		91,905,599

Net Assets		$ 1,461,307,120
Net Assets consist of:
Paid in capital		$ 1,345,188,784
Undistributed net investment income		2,822,404
Accumulated undistributed net realized gain (loss) on investments		(24,050,542)
Net unrealized appreciation (depreciation) on investments		137,346,474
Net Assets, for 46,438,251 shares outstanding		$ 1,461,307,120
Net Asset Value, offering price and redemption price per share ($1,461,307,120 ÷ 46,438,251 shares)		$ 31.47

Statement of Operations

	Year ended February 28, 2005

Investment Income
DividendsA		$ 11,709,685
Interest		469,695
Security lending		803,734
Total income		12,983,114

Expenses
Management fee	$ 2,620,747
Transfer agent fees	1,341,300
Accounting and security lending fees	313,980
Non-interested trustees' compensation	5,623
Custodian fees and expenses	32,310
Registration fees	126,934
Audit	57,577
Legal	2,836
Miscellaneous	151,910
Total expenses before reductions	4,653,217
Expense reductions	(2,126,026)	2,527,191
Net investment income (loss)		10,455,923
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	9,978,586
Futures contracts	(681,113)
Swap agreements	29,811
Total net realized gain (loss)		9,327,284
Change in net unrealized appreciation (depreciation) on: Investment securities	89,072,208
Assets and liabilities in foreign currencies	(10,781)
Futures contracts	439,948
Swap agreements	126,670
Total change in net unrealized appreciation (depreciation)		89,628,045
Net gain (loss)		98,955,329
Net increase (decrease) in net assets resulting from operations		$ 109,411,252

A As a result of the change in the estimate of the return of capital component of dividend income realized in the year ended February 29, 2004, dividend income has been reduced by $327,309, with a corresponding increase to net realized gain (loss) and net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Extended Market Index Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended February 28, 2005	Year ended February 29, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 10,455,923	$ 5,618,549
Net realized gain (loss)	9,327,284	36,101,991
Change in net unrealized appreciation (depreciation)	89,628,045	250,266,840
Net increase (decrease) in net assets resulting from operations	109,411,252	291,987,380
Distributions to shareholders from net investment income	(8,519,893)	(4,619,688)
Share transactions Proceeds from sales of shares	660,858,222	471,068,211
Reinvestment of distributions	8,134,705	4,422,385
Cost of shares redeemed	(294,656,901)	(198,986,420)
Net increase (decrease) in net assets resulting from share transactions	374,336,026	276,504,176
Redemption fees	331,247	162,472
Total increase (decrease) in net assets	475,558,632	564,034,340

Net Assets
Beginning of period	985,748,488	421,714,148
End of period (including undistributed net investment income of $2,822,404 and undistributed net investment income of $1,030,650, respectively)	$ 1,461,307,120	$ 985,748,488
Other Information Shares
Sold	22,103,988	19,303,760
Issued in reinvestment of distributions	260,644	165,235
Redeemed	(10,201,525)	(8,255,059)
Net increase (decrease)	12,163,107	11,213,936

Financial Highlights

Years ended February 28,	2005	2004D	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 28.76	$ 18.29	$ 22.59	$ 24.77	$ 38.50
Income from Investment Operations
Net investment income (loss)B	.28 F	.20	.18	.24	.27
Net realized and unrealized gain (loss)	2.64	10.40	(4.29)	(1.81)	(12.10)
Total from investment operations	2.92	10.60	(4.11)	(1.57)	(11.83)
Distributions from net investment income	(.22)	(.14)	(.19)	(.25)	(.21)
Distributions from net realized gain	-	-	-	(.37)	(1.71)
Total distributions	(.22)	(.14)	(.19)	(.62)	(1.92)
Redemption fees added to paid in capital B	.01	.01	- E	.01	.02
Net asset value, end of period	$ 31.47	$ 28.76	$ 18.29	$ 22.59	$ 24.77
Total ReturnA	10.20%	58.07%	(18.25)%	(6.19)%	(31.29)%
Ratios to Average Net AssetsC
Expenses before expense reductions	.43%	.44%	.45%	.45%	.44%
Expenses net of voluntary waivers, if any	.23%	.40%	.30%	.25%	.25%
Expenses net of all reductions	.23%	.40%	.30%	.25%	.24%
Net investment income (loss)	.96% F	.82%	.88%	1.05%	.88%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,461,307	$ 985,748	$ 421,714	$ 446,777	$ 437,211
Portfolio turnover rate	17%	18%	18%	34%	45%

ATotal returns would have been lower had certain expenses not been reduced during the periods shown. BCalculated based on average shares outstanding during the period. CExpense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. DFor the year ended February 29. EAmount represents less than $.01 per share. FAs a result of the change in the estimate of the return of capital component of dividend income realized in the year ended February 29, 2004, net investment income per share and the ratio of net investment income to average net assets for the year ended February 28, 2005 have been reduced by $.01 per share and .03%, respectively. The change in estimate has no impact on total net assets or total return of the fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan International Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended February 28, 2005	Past 1 year	Past 5 years	Life of fundA
Spartan International Index Fund	17.41%	-0.35%	5.45%

A From November 5, 1997.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Spartan International Index Fund on November 5, 1997, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the MSCI® EAFE® Index performed over the same period.

Annual Report

Spartan International Index Fund

Management's Discussion of Fund Performance

Comments from Jeffrey Adams, who oversees Spartan® International Index Fund's investment management team as Head of Indexing for Geode Capital Management, LLC

International stock markets generally did well during the 12-month period ending February 28, 2005, as the Morgan Stanley Capital InternationalSM Europe, Australasia, Far East (MSCI® EAFE®) Index - designed to represent the performance of developed stock markets outside the United States and Canada - gained 18.85%. A significant positive driver of foreign equity values during the past year was the continued appreciation of foreign currencies against the U.S. dollar. Not all the influences on global markets were as favorable, however. For much of 2004 as well as in early 2005, oil prices skyrocketed, hitting record highs last October. The high oil prices, along with other rising commodity prices, were stimulated by strong demand from the United States and rapidly growing Asian economies, especially China and India. Unfortunately, higher commodity prices cut into the economic growth rate of Europe, while Japan showed renewed signs of stagnation. Consequently, the European Central Bank and the Bank of Japan left interest rates alone. Meanwhile, the Bank of England raised interest rates three times by a combined 75 basis points, or 0.75%.

For the 12 months ending February 28, 2005, the fund gained 17.41%, topping the fund's peer group average, the LipperSM International Funds Average, which rose 16.25%, but trailing the 18.85% return of the MSCI EAFE index. The fund's performance relative to the index was impacted by Fidelity's methodologies for valuing certain foreign stocks and for incorporating foreign exchange rates, which differ from those used by the index. In the top-performing materials and energy sectors, the fund benefited from strong gains in U.K.-based BHP Billiton - one of the world's largest mining and mineral resources companies - and British oil giant BP, respectively. Japan's Mizuho Financial Group was another positive performer. The financial services company gained after announcing sharply higher earnings estimates. German utility E.ON benefited from high prices in Germany's power market, and its stock did well during the period. Several telecommunications-related stocks, however, performed relatively poorly. Alcatel, a French maker of telecom equipment, declined late in the period after it suspended dividend payments for 2004. From the lagging technology sector, Finnish mobile phone maker Nokia fell on declining revenues and market share. The share price of Elan, an Ireland-based pharmaceutical maker, lost about 70% of its value on the final day of the period when its multiple sclerosis drug was lifted from the market because of safety concerns.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Spartan International Index Fund

Investment Changes

Top Ten Stocks as of February 28, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
BP PLC (United Kingdom, Oil & Gas)	2.5	2.5
HSBC Holdings PLC (United Kingdom) (Reg.) (United Kingdom, Commercial Banks)	2.0	2.2
Vodafone Group PLC (United Kingdom, Wireless Telecommunication Services)	1.8	2.0
GlaxoSmithKline PLC (United Kingdom, Pharmaceuticals)	1.5	1.6
Total SA Series B (France, Oil & Gas)	1.5	1.5
Royal Dutch Petroleum Co. (Hague Registry) (Netherlands, Oil & Gas)	1.4	1.4
Novartis AG (Reg.) (Switzerland, Pharmaceuticals)	1.3	1.5
Nestle SA (Reg.) (Switzerland, Food Products)	1.2	1.3
Toyota Motor Corp. (Japan, Automobiles)	1.2	1.5
Royal Bank of Scotland Group PLC (United Kingdom, Commercial Banks)	1.2	1.1
	15.6
Market Sectors as of February 28, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	28.0	26.6
Consumer Discretionary	11.0	12.4
Industrials	9.1	8.8
Energy	8.7	8.4
Consumer Staples	7.8	8.3
Health Care	7.7	8.4
Materials	7.4	6.8
Telecommunication Services	7.0	7.2
Information Technology	5.9	5.8
Utilities	5.6	5.5
Geographic Diversification (% of fund's net assets)
As of February 28, 2005
United Kingdom	25.4%
Japan	21.4%
France	9.0%
Germany	7.2%
Switzerland	6.8%
Australia	5.2%
Netherlands	5.2%
Italy	4.0%
Spain	3.9%
Other	11.9%

Percentages are adjusted for the effect of futures contracts, if applicable.

As of August 31, 2004
United Kingdom	25.4%
Japan	23.5%
France	8.7%
Switzerland	6.9%
Germany	6.4%
Australia	5.1%
Netherlands	4.9%
Italy	3.8%
Spain	3.5%
Other	11.8%

Percentages are adjusted for the effect of futures contracts, if applicable.

Annual Report

Spartan International Index Fund

Investments February 28, 2005

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value (Note 1)
Australia - 5.2%
Alumina Ltd.	160,201	$ 765,420
Amcor Ltd.	112,096	637,722
AMP Ltd.	230,419	1,336,431
Ansell Ltd.	25,930	207,716
Aristocrat Leisure Ltd.	38,855	331,573
Australia & New Zealand Banking Group Ltd.	230,125	3,896,596
Australian Gas Light Co.	65,033	734,287
Australian Stock Exchange Ltd.	16,315	267,722
AXA Asia Pacific Holdings Ltd.	115,745	391,604
BHP Billiton Ltd.	453,443	6,973,952
BlueScope Steel Ltd.	93,642	718,971
Boral Ltd.	74,165	376,094
Brambles Industries Ltd.	135,592	853,044
Centro Properties Group unit	114,455	459,790
CFS Gandel Retail Trust	181,994	226,399
Coca-Cola Amatil Ltd.	66,134	428,642
Cochlear Ltd.	12,912	297,717
Coles Myer Ltd.	137,402	1,039,713
Commonwealth Bank of Australia	159,237	4,571,191
Commonwealth Property Office Fund	140,853	136,158
Computershare Ltd.	54,899	250,556
CSL Ltd.	24,882	631,874
CSR Ltd.	119,744	228,659
DB RREEF Trust unit	299,364	301,245
Fosters Group Ltd.	260,129	1,073,850
Futuris Corp. Ltd.	28,182	46,000
General Property Trust	305,015	884,544
Harvey Norman Holdings Ltd.	119,495	262,269
Iluka Resources Ltd.	11,642	52,395
ING Industrial Fund	48,000	78,348
Insurance Australia Group Ltd.	192,836	977,879
Investa Property Group	168,762	272,786
John Fairfax Holdings Ltd.	110,515	371,282
Leighton Holdings Ltd.	25,636	203,127
Lend Lease Corp. Ltd.	44,183	434,104
Lion Nathan Ltd.	36,606	218,696
Macquarie Bank Ltd.	30,652	1,194,926
Macquarie Goodman Group unit (a)	133,450	414,497
Macquarie Infrastructure Group unit	274,695	792,263
Mayne Group Ltd.	60,100	191,433
Mirvac Group	102,593	367,429
National Australia Bank	194,689	4,446,697
Newcrest Mining Ltd.	40,782	557,410
OneSteel Ltd.	55,323	120,985
Orica Ltd.	35,371	545,110
Origin Energy Ltd.	98,888	542,209
Origin Energy Ltd. rights 3/22/05 (a)	16,481	16,062
Pacific Brands Ltd.	37,176	76,587
PaperlinX Ltd.	51,762	184,971
Patrick Corp. Ltd.	84,443	410,149
Perpetual Trustees Australia Ltd.	2,816	139,007

	Shares	Value (Note 1)
Publishing & Broadcasting Ltd.	18,053	$ 221,574
Qantas Airways Ltd.	87,400	251,383
QBE Insurance Group Ltd.	93,757	1,137,355
Rinker Group Ltd.	114,499	1,034,245
Rio Tinto Ltd.	40,351	1,511,642
Santos Ltd.	67,968	479,305
Sonic Healthcare Ltd.	27,934	268,037
Southcorp Ltd.	88,137	304,482
Stockland unit	146,174	667,129
Suncorp-Metway Ltd.	67,026	1,002,680
Tabcorp Holdings Ltd.	63,535	871,923
Telstra Corp. Ltd.	281,915	1,174,954
Toll Holdings Ltd.	25,776	265,303
Transurban Group unit	84,132	471,967
Wesfarmers Ltd.	45,513	1,410,033
Westfield Group unit	182,845	2,441,181
Westpac Banking Corp.	216,105	3,272,221
WMC Resources Ltd.	150,607	905,741
Woodside Petroleum Ltd.	62,847	1,084,575
Woolworths Ltd.	125,697	1,549,714
TOTAL AUSTRALIA		61,263,535
Austria - 0.4%
Bank Austria Creditanstalt AG	3,956	385,018
Boehler-Uddeholm AG	1,540	232,468
Erste Bank der Oesterreichischen Sparkassen AG	16,516	901,030
Flughafen Wien AG	1,669	129,727
IMMOFINANZ Immobilien Anlagen AG (a)	25,600	241,016
Mayr-Melnhof Karton AG	209	37,153
Oesterreichische Elektrizitaetswirtschafts AG (Verbund)	816	193,951
OMV AG	2,057	712,540
RHI AG (a)	250	7,783
Telekom Austria AG	45,205	897,873
VA Technologie AG (a)	444	37,039
voestalpine AG	3,528	293,937
Wienerberger AG	7,460	370,925
TOTAL AUSTRIA		4,440,460
Belgium - 1.3%
Agfa-Gevaert NV	15,132	534,187
Barco NV	1,359	115,349
Bekaert SA	891	75,567
Belgacom SA	18,395	773,358
Cofinimmo SA	490	80,650
Colruyt NV	1,877	322,609
Compagnie Maritime Belge SA (CMB)	845	32,661
D'ieteren SA	140	31,830
Delhaize Group	9,003	707,816
Dexia SA	82,787	1,966,626
Electrabel SA	3,808	1,685,158
Euronav NV	1,014	33,567
Common Stocks - continued
	Shares	Value (Note 1)
Belgium - continued
Fortis	145,945	$ 4,108,560
Fortis (strip VVPR) (a)	1,764	47
Groupe Bruxelles Lambert SA (GBL)	7,723	713,803
Inbev SA	21,357	816,440
KBC Bancassurance Holding NV	13,514	1,137,199
Mobistar SA (a)	3,279	293,729
Omega Pharma SA	2,960	149,411
Solvay SA	7,431	864,423
UCB SA	10,413	523,269
Umicore SA	3,682	376,878
TOTAL BELGIUM		15,343,137
Bermuda - 0.0%
Frontline Ltd.	5,250	299,246
SCMP Group Ltd.	46,000	20,939
Ship Finance International Ltd.	1,312	29,100
TOTAL BERMUDA		349,285
Cayman Islands - 0.0%
Hutchison Telecommunications International Ltd.	130,000	141,686
Kingboard Chemical Holdings Ltd.	28,000	84,191
Kingboard Chemical Holdings Ltd. warrants 12/31/06 (a)	2,800	2,244
TOTAL CAYMAN ISLANDS		228,121
Denmark - 0.8%
A.P. Moller - Maersk AS Series B	144	1,352,654
Bang & Olufsen AS Series B	550	38,063
Carlsberg AS Series B	4,238	219,404
Coloplast AS Series B	4,910	258,998
Danisco AS	7,325	501,717
Danske Bank AS	52,148	1,602,677
DSV de Sammensluttede Vognmaend AS	3,019	239,009
East Asiatic Co. Ltd.	4,141	220,644
FLS Industries (a)	1,400	26,899
GN Store Nordic AS	24,265	263,330
H. Lundbeck AS	13,435	298,771
ISS AS	7,286	457,566
Kobenhaven Lufthave AS	1,255	309,232
NKT Holding AS	900	28,661
Novo Nordisk AS Series B	29,680	1,647,437
Novozymes AS Series B	4,993	246,943
TDC AS	21,973	989,009
Topdanmark AS (a)	1,465	106,077
Vestas Wind Systems AS (a)(d)	17,028	227,204
William Demant Holding AS (a)	4,767	248,911
TOTAL DENMARK		9,283,206
Finland - 1.5%
Amer Group PLC (A Shares)	10,650	198,841
Elisa Corp. (A Shares)	13,300	237,751
Fortum Oyj	47,625	913,147

	Shares	Value (Note 1)
KCI Konecranes Oyj	700	$ 31,654
Kesko Oyj	12,100	314,035
Kone Oyj (B Shares)	5,320	454,791
Metso Corp.	13,807	258,698
Nokia Corp.	591,409	9,545,341
Nokian Tyres Ltd.	1,650	292,333
Orion-Yhtyma Oyj (B Shares)	3,600	57,203
Outokumpu Oyj (A Shares)	15,725	286,306
Pohjola Group PLC (D Shares)	2,400	30,318
Rautaruukki Oyj (K Shares)	21,500	298,927
Sampo Oyj (A Shares)	54,505	764,310
Stora Enso Oyj (R Shares)	79,245	1,205,316
TietoEnator Oyj	9,560	346,473
UPM-Kymmene Corp.	66,818	1,493,382
Uponor Oyj	14,100	298,728
Wartsila Oyj (B Shares)	11,350	295,322
TOTAL FINLAND		17,322,876
France - 9.0%
Accor SA	26,599	1,246,474
Air France KLM (Reg.)	13,261	251,804
Alcatel SA (RFD) (a)	155,994	2,026,362
Alstom SA (a)	477,474	442,573
Atos Origin SA (a)	7,837	571,274
Autoroutes du Sud de la France	6,580	344,944
AXA SA	178,691	4,792,493
BIC SA	4,989	279,309
BNP Paribas SA	98,951	7,180,223
Bouygues SA	25,330	1,098,123
Business Objects SA (a)	11,324	316,619
Cap Gemini SA (a)	14,427	540,056
Carrefour SA	73,059	3,826,110
Casino Guichard Perrachon et Compagnie	5,238	435,574
CNP Assurances	3,714	265,566
Compagnie de St. Gobain	39,304	2,431,514
Credit Agricole SA	85,301	2,531,239
Dassault Systemes SA	6,212	293,737
Essilor International SA	13,255	930,235
France Telecom SA	187,030	5,646,436
Gecina SA	5,057	542,394
Groupe Danone	30,409	3,030,022
Hermes International SA	700	152,754
Imerys	3,562	290,072
Klepierre SA	2,873	269,153
L'Air Liquide SA	13,624	2,448,058
L'Oreal SA	37,682	2,951,385
Lafarge SA (Bearer)	19,956	2,079,627
Lagardere S.C.A. (Reg.)	14,936	1,168,851
Louis Vuitton Moet Hennessy (LVMH)	31,884	2,362,164
Michelin SA (Compagnie Generale des Etablissements) Series B	17,363	1,239,227
Pernod-Ricard	7,150	1,022,509
Peugeot Citroen SA	23,682	1,551,620
Common Stocks - continued
	Shares	Value (Note 1)
France - continued
Pinault Printemps-Redoute SA	9,387	$ 1,047,210
Publicis Groupe SA	20,653	631,458
Renault SA	24,363	2,206,602
Sagem SA	25,486	600,702
Sanofi-Aventis	121,402	9,690,308
Schneider Electric SA	27,044	2,159,362
Societe Generale Series A	42,869	4,529,846
Sodexho Alliance SA	14,959	479,551
Suez SA (France)	101,131	2,738,513
Technip-Coflexip SA	3,256	578,163
Television Francaise 1 SA	12,706	412,540
Thales SA	12,297	556,881
Thomson SA	29,685	800,692
Total SA:
(strip VVPR) (a)	774	10
Series B	71,849	17,128,802
Unibail (Reg.)	6,205	768,229
Valeo SA	10,818	518,696
Veolia Environnement	33,869	1,178,147
Vinci SA	9,405	1,382,353
Vivendi Universal SA (a)	125,961	3,987,925
Zodiac SA	5,619	270,012
TOTAL FRANCE		106,224,503
Germany - 6.4%
Adidas-Salomon AG	6,466	971,611
Allianz AG (Reg.)	39,158	4,933,908
Altana AG	7,536	463,914
BASF AG	65,749	4,924,600
Bayer AG	80,828	2,845,954
Bayerische Hypo-und Vereinsbank AG (a)	76,912	1,877,985
Beiersdorf AG	1,750	200,188
Celesio AG	3,331	251,853
Commerzbank AG	55,200	1,235,273
Continental AG	16,988	1,257,676
DaimlerChrysler AG (Reg.)	108,234	4,989,587
Deutsche Bank AG	61,678	5,421,496
Deutsche Boerse AG	14,122	1,049,050
Deutsche Lufthansa AG (Reg.) (a)	30,105	432,519
Deutsche Post AG	63,229	1,519,603
Deutsche Telekom AG (Reg.) (a)	344,205	7,183,558
Douglas Holding AG	5,588	216,727
E.ON AG	78,415	7,057,350
Epcos AG (a)	2,900	41,319
Fresenius Medical Care AG	3,242	290,457
HeidelbergCement AG	7,261	479,098
HeidelbergCement AG (strip VVPR) (a)	239	3
Hypo Real Estate Holding AG (a)	17,781	727,532
Infineon Technologies AG (a)	89,987	930,466
KarstadtQuelle AG	2,050	23,806
Linde AG	11,376	783,304
MAN AG	19,350	895,499

	Shares	Value (Note 1)
Merck KGaA	7,763	$ 597,746
Metro AG	18,867	1,059,268
MLP AG	10,000	168,829
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	22,752	2,810,855
Puma AG	2,115	498,475
RWE AG	50,311	3,054,495
SAP AG	26,202	4,249,964
Schering AG	19,959	1,459,003
Siemens AG (Reg.)	99,331	7,751,791
Suedzucker AG (Bearer)	2,585	55,109
Thyssenkrupp AG	41,468	952,137
TUI AG	19,600	510,762
Volkswagen AG	28,735	1,421,147
TOTAL GERMANY		75,593,917
Greece - 0.6%
Alpha Bank AE	28,999	1,115,108
Bank of Piraeus (Reg.)	26,850	569,566
Coca-Cola Hellenic Bottling Co. SA (Bearer)	18,741	509,718
Cosmote Mobile Telecommunications SA	13,956	280,524
EFG Eurobank Ergasias SA	18,620	664,224
Emporiki Bank of Greece SA	8,510	277,206
Folli Follie SA	730	23,083
Germanos SA	2,000	66,155
Greek Organization of Football Prognostics SA	16,615	527,138
Hellenic Duty Free Shops SA	1,170	22,309
Hellenic Petroleum SA	24,620	284,929
Hellenic Technodomiki Tev SA	6,240	31,729
Hellenic Telecommunication Organization SA (OTE)	30,728	597,307
Hyatt Regency SA (Reg.)	3,104	40,033
Intracom SA (Reg.)	5,790	36,187
National Bank of Greece SA	31,901	1,217,406
Public Power Corp. of Greece	11,930	369,336
Technical Olympic SA (Reg.)	3,590	23,578
Titan Cement Co. SA (Reg.)	9,270	330,440
Viohalco SA	5,200	50,402
TOTAL GREECE		7,036,378
Hong Kong - 1.6%
ASM Pacific Technology Ltd.	7,329	32,327
Bank of East Asia Ltd.	206,982	630,319
BOC Hong Kong Holdings Ltd.	513,066	976,930
Cathay Pacific Airways Ltd.	160,327	293,972
Cheung Kong Holdings Ltd.	200,449	1,908,377
Cheung Kong Infrastructure Holdings Ltd.	68,450	207,572
CLP Holdings Ltd.	233,157	1,336,349
Esprit Holdings Ltd.	113,023	804,310
Giordano International Ltd.	290,194	191,628
Hang Lung Properties Ltd.	253,423	393,183
Common Stocks - continued
	Shares	Value (Note 1)
Hong Kong - continued
Hang Seng Bank Ltd.	96,901	$ 1,323,249
Henderson Land Development Co. Ltd.	75,963	356,490
Hong Kong & China Gas Co. Ltd.	509,427	1,067,981
Hong Kong Electric Holdings Ltd.	156,676	713,173
Hong Kong Exchanges & Clearing Ltd.	96,198	244,845
Hopewell Holdings Ltd.	94,000	236,840
Hutchison Whampoa Ltd.	268,158	2,424,062
Hysan Development Co. Ltd.	68,575	143,763
Johnson Electric Holdings Ltd.	276,062	260,170
Kerry Properties Ltd.	35,000	83,473
Li & Fung Ltd.	144,930	248,087
MTR Corp. Ltd.	158,482	251,980
New World Development Co. Ltd.	380,988	388,367
Orient Overseas International Ltd.	14,000	60,136
PCCW Ltd.	309,751	182,698
Shangri-La Asia Ltd.	154,842	234,280
Sino Land Co.	72,591	64,689
SmarTone Telecommunications Holdings Ltd.	14,000	16,246
Sun Hung Kai Properties Ltd.	163,141	1,521,808
Swire Pacific Ltd. (A Shares)	105,384	861,427
Techtronic Industries Co. Ltd.	103,500	242,860
Television Broadcasts Ltd.	52,000	234,032
Texwinca Holdings Ltd.	26,000	23,670
Wharf Holdings Ltd.	138,965	473,079
Yue Yuen Industrial Holdings Ltd.	66,000	190,410
TOTAL HONG KONG		18,622,782
Ireland - 0.9%
Allied Irish Banks PLC	111,747	2,396,547
Bank of Ireland	127,331	2,132,858
CRH PLC	66,994	1,881,362
DCC PLC (Ireland)	10,825	258,011
DEPFA BANK PLC	45,582	747,828
Elan Corp. PLC (a)	46,963	403,588
Fyffes PLC (Ireland)	15,325	46,064
Grafton Group PLC unit	36,355	493,430
Greencore Group PLC	55,037	238,309
Independent News & Media PLC	47,343	146,066
Independent News & Media PLC (Ireland)	26,951	83,151
Irish Life & Permanent PLC	36,884	749,693
Kerry Group PLC:
Class A	16,232	396,557
Kingspan Group PLC (Ireland)	8,500	93,419

	Shares	Value (Note 1)
Ryanair Holdings PLC (a)	35,718	$ 288,979
Waterford Wedgwood PLC unit (a)	103,804	7,148
TOTAL IRELAND		10,363,010
Italy - 3.8%
Alleanza Assicurazioni Spa	58,825	799,183
Arnoldo Mondadori Editore Spa	7,322	81,810
Assicurazioni Generali Spa	122,457	4,100,810
Autogrill Spa (a)	14,172	222,188
Autostrade Spa	35,290	979,912
Banca Antonveneta Spa (a)	29,015	852,929
Banca Fideuram Spa	25,450	133,653
Banca Intesa Spa	384,059	1,881,641
Banca Monte dei Paschi di Siena Spa	122,791	417,866
Banca Nazionale del Lavoro (BNL)	202,354	565,636
Banca Popolare di Milano	56,169	488,056
Banche Popolari Unite Scarl	48,101	989,788
Banco Popolare di Verona e Novara	45,294	888,305
Benetton Group Spa	3,165	39,018
Bulgari Spa	18,787	233,369
Capitalia Spa	195,567	996,996
Edison Spa (a)	86,845	180,888
Enel Spa	468,902	4,512,676
ENI Spa	327,901	8,591,006
Fiat Spa (a)	64,021	479,309
Finecogroup Spa (a)	24,831	221,085
Finmeccanica Spa	834,359	858,111
Gruppo Editoriale L'espresso Spa (d)	11,600	74,727
Italcementi Spa	4,001	70,780
Luxottica Group Spa	23,613	497,998
Mediaset Spa	80,692	1,136,973
Mediobanca Spa	58,902	996,855
Mediolanum Spa (d)	35,212	258,168
Pirelli & C Spa	402,858	522,509
Riunione Adriatica di Sicurta Spa (RAS)	37,484	869,595
San Paolo IMI Spa	137,586	2,013,139
Seat Pagine Gialle Spa	809,700	361,319
Snam Rete Gas Spa	124,912	729,920
Telecom Italia Media Spa (a)	69,534	35,476
Telecom Italia Mobile Spa (TIM)	140,750	966,350
Telecom Italia Spa	1,050,400	4,083,645
Terna Spa	109,530	312,549
Tiscali Spa (a)	8,826	30,842
Unicredito Italiano Spa	561,048	3,274,012
TOTAL ITALY		44,749,092
Japan - 21.0%
77 Bank Ltd.	50,223	354,979
Acom Co. Ltd.	7,740	532,261
Aderans Co. Ltd.	1,000	23,672
Advantest Corp.	8,895	771,629
Aeon Co. Ltd.	75,300	1,203,446
Aeon Credit Service Ltd.	3,200	216,384
Aiful Corp.	5,470	626,757
Common Stocks - continued
	Shares	Value (Note 1)
Japan - continued
Aisin Seiki Co. Ltd.	25,100	$ 566,553
Ajinomoto Co., Inc.	63,866	787,368
Alfresa Holdings Corp.	2,000	79,001
All Nippon Airways Co. Ltd.	63,000	233,791
Alps Electric Co. Ltd.	22,977	351,176
Amada Co. Ltd.	32,000	209,956
Amano Corp.	3,000	33,083
Anritsu Corp.	4,000	28,770
Aoyama Trading Co. Ltd.	11,000	290,900
Ariake Japan Co. Ltd. (d)	990	23,624
Asahi Breweries Ltd.	44,203	574,971
Asahi Glass Co. Ltd.	92,677	1,021,127
Asahi Kasei Corp.	138,727	735,065
Asatsu-DK, Inc.	2,000	60,064
Ashikaga Financial Group, Inc. (a)	605	6
Autobacs Seven Co. Ltd. (a)	1,600	51,418
Bandai Co. Ltd.	12,300	262,340
Bank of Fukuoka Ltd.	73,300	443,074
Bank of Yokohama Ltd.	150,084	924,433
Benesse Corp.	8,100	278,122
Bridgestone Corp.	77,479	1,479,107
Canon, Inc.	105,363	5,556,845
Capcom Co. Ltd.	2,700	27,141
Casio Computer Co. Ltd.	33,300	435,379
Central Glass Co. Ltd.	38,000	251,141
Central Japan Railway Co.	126	1,084,597
Chiba Bank Ltd.	94,674	610,303
Chubu Electric Power Co., Inc.	86,864	2,076,993
Chugai Pharmaceutical Co. Ltd.	41,025	599,552
Circle K Sunkus Co. Ltd. (a)	3,100	72,641
Citizen Watch Co. Ltd.	24,766	228,343
Coca-Cola West Japan Co. Ltd.	2,100	49,008
COMSYS Holdings Corp.	6,000	56,812
Credit Saison Co. Ltd.	20,252	716,679
Csk Corp.	10,800	487,552
Dai Nippon Printing Co. Ltd.	74,242	1,250,444
Daicel Chemical Industries Ltd.	46,000	254,737
Daiichi Pharmaceutical Co. Ltd.	33,577	865,478
Daikin Industries Ltd.	24,894	621,427
Dainippon Ink & Chemicals, Inc.	122,995	345,852
Dainippon Screen Manufacturing Co. Ltd.	27,000	179,217
Daito Trust Construction Co.	10,363	426,196
Daiwa House Industry Co. Ltd.	69,184	789,408
Daiwa Securities Group, Inc.	144,985	988,707
Denki Kagaku Kogyo KK	65,358	233,790
Denso Corp.	70,938	1,814,922
Dentsu, Inc.	239	635,474
Dowa Mining Co. Ltd.	37,168	274,081
East Japan Railway Co.	405	2,157,573
Ebara Corp.	14,934	69,417
Eisai Co. Ltd.	31,578	1,066,141

	Shares	Value (Note 1)
Electric Power Development Co. Ltd.	17,200	$ 549,452
FamilyMart Co. Ltd.	8,900	264,731
Fanuc Ltd.	19,172	1,261,569
Fast Retailing Co. Ltd.	7,100	469,915
Fuji Electric Holdings Co. Ltd.	29,153	90,062
Fuji Photo Film Co. Ltd.	55,705	2,104,034
Fuji Soft ABC, Inc.	2,200	68,595
Fuji Television Network, Inc.	30	65,133
Fujikura Ltd.	49,000	229,640
Fujisawa Pharmaceutical Co. Ltd.	34,423	862,592
Fujitsu Ltd.	245,075	1,612,659
Furukawa Electric Co. Ltd. (a)	56,790	291,676
Gunma Bank Ltd.	43,663	250,565
Gunze Ltd.	9,000	41,748
Hankyu Department Stores, Inc.	6,000	44,073
Hino Motors Ltd.	29,000	185,558
Hirose Electric Co. Ltd.	4,198	465,753
Hitachi Cable Ltd.	8,000	34,432
Hitachi Capital Corp.	4,500	91,459
Hitachi Chemical Co. Ltd.	13,500	233,705
Hitachi Construction Machinery Co. Ltd. (a)	19,200	280,044
Hitachi Ltd.	404,271	2,559,035
Hitachi Software Engineerng Co. Ltd.	1,400	26,579
Hokkaido Electric Power Co., Inc.	28,200	570,446
Hokuhoku Financial Group, Inc.	126,715	399,942
Honda Motor Co. Ltd.	94,780	5,089,686
House Foods Corp.	4,000	58,304
Hoya Corp.	13,404	1,455,075
INPEX Corp.	45	253,933
Isetan Co. Ltd.	22,000	280,484
Ishihara Sangyo Kaisha Ltd.	14,000	33,609
Ishikawajima-Harima Heavy Industries Co. Ltd. (a)	206,185	333,272
Ito En Ltd.	5,100	264,865
Ito Yokado Ltd.	44,856	1,853,359
Itochu Corp. (a)	172,986	913,283
ITOCHU TECHNO-SCIENCE Corp. (CTC)	1,700	64,712
JAFCO Co. Ltd.	2,500	156,377
Japan Airlines Corp. (a)(d)	74,420	224,210
Japan Real Estate Investment Corp.	38	320,195
Japan Retail Fund Investment Corp.	13	101,334
Japan Tobacco, Inc.	117	1,275,692
JFE Holdings, Inc.	69,975	2,155,033
JGC Corp.	21,117	216,108
Joyo Bank Ltd.	72,941	389,977
Js Group Corp.	27,459	502,143
JSR Corp.	24,216	504,910
Kajima Corp.	105,317	434,141
Kaken Pharmaceutical Co. Ltd.	4,000	26,780
Kamigumi Co. Ltd.	30,663	248,401
Kanebo Ltd. (a)	2,000	24,906
Kaneka Corp. (a)	27,559	313,665
Common Stocks - continued
	Shares	Value (Note 1)
Japan - continued
Kansai Electric Power Co., Inc.	86,436	$ 1,723,677
Kansai Paint Co. Ltd. Osaka	15,000	93,252
Kao Corp.	65,750	1,559,562
Katokichi Co. Ltd.	2,000	40,935
Kawasaki Heavy Industries Ltd.	134,945	232,319
Kawasaki Kisen Kaisha Ltd.	75,000	562,383
Keihin Electric Express Railway Co. Ltd.	37,061	235,364
Keio Electric Railway Co. Ltd.	77,410	459,033
Keyence Corp.	3,600	872,498
Kikkoman Corp.	19,849	205,789
Kinden Corp.	8,000	61,288
Kintetsu Corp.	199,100	662,683
Kirin Brewery Co. Ltd.	77,256	786,193
Kobe Steel Ltd.	258,000	468,844
Kokuyo Co. Ltd.	5,000	62,886
Komatsu Ltd.	131,145	983,384
Komori Corp.	3,000	44,876
Konami Corp.	8,500	193,080
Konica Minolta Holdings, Inc.	53,000	628,569
Koyo Seiko Co. Ltd.	7,000	98,752
Kubota Corp.	116,864	642,693
Kuraray Co. Ltd.	53,986	491,556
Kuraya Sanseido, Inc.	10,500	134,369
Kurita Water Industries Ltd.	13,300	208,745
Kyocera Corp.	19,602	1,462,309
Kyowa Hakko Kogyo Co. Ltd.	34,000	259,175
Kyushu Electric Power Co., Inc.	50,570	1,097,928
Lawson, Inc.	6,616	251,845
Leopalace21 Corp.	20,800	346,352
Mabuchi Motor Co. Ltd.	5,121	323,751
Makita Corp.	13,000	248,176
Marubeni Corp.	192,244	617,799
Marui Co. Ltd.	48,749	639,232
Matsumotokiyoshi Co. Ltd.	2,600	76,343
Matsushita Electric Industrial Co. Ltd.	277,073	4,139,471
Matsushita Electric Works Co. Ltd.	51,000	460,466
Meiji Dairies Corp.	43,000	245,526
Meiji Seika Kaisha Ltd.	56,888	286,195
Meitec Corp.	4,900	168,246
Millea Holdings, Inc.	188	2,751,088
Minebea Co. Ltd.	60,008	274,342
Mitsubishi Chemical Corp.	234,551	796,381
Mitsubishi Corp.	132,502	1,805,895
Mitsubishi Electric Corp.	211,106	1,108,481
Mitsubishi Estate Co. Ltd.	125,723	1,529,527
Mitsubishi Gas Chemical Co., Inc.	48,867	252,853
Mitsubishi Heavy Industries Ltd.	391,256	1,055,274
Mitsubishi Logistics Corp.	26,000	293,185
Mitsubishi Materials Corp.	123,937	322,422
Mitsubishi Rayon Co. Ltd.	75,312	268,676
Mitsubishi Tokyo Financial Group, Inc. (MTFG)	570	5,226,900

	Shares	Value (Note 1)
Mitsui & Co. Ltd.	169,123	$ 1,724,309
Mitsui Chemicals, Inc.	100,683	585,484
Mitsui Engineering & Shipbuilding Co.	150,000	282,626
Mitsui Fudosan Co. Ltd.	85,677	1,064,458
Mitsui Mining & Smelting Co. Ltd.	62,154	285,342
Mitsui O.S.K. Lines Ltd.	113,285	777,951
Mitsui Sumitomo Insurance Co. Ltd.	150,475	1,337,012
Mitsui Trust Holdings, Inc.	59,300	627,285
Mitsukoshi Ltd.	48,376	242,447
Mitsumi Electric Co. Ltd.	3,300	37,433
Mizuho Financial Group, Inc.	1,006	4,907,082
Murata Manufacturing Co. Ltd.	30,454	1,683,555
Namco Ltd.	8,900	122,151
NEC Corp.	206,951	1,343,979
NEC Electronics Corp.	6,500	361,819
Net One Systems Co. Ltd.	59	178,318
NGK Insulators Ltd.	27,309	285,222
NGK Spark Plug Co. Ltd.	19,000	203,166
Nichii Gakkan Co.	900	28,923
Nichirei Corp.	14,860	57,561
Nidec Corp.	5,171	629,590
Nikko Cordial Corp.	193,126	958,657
Nikon Corp.	30,838	384,314
Nintendo Co. Ltd.	12,796	1,419,670
Nippon Building Fund, Inc.	44	370,331
Nippon Express Co. Ltd.	130,546	666,745
Nippon Kayaku Co. Ltd.	7,000	42,045
Nippon Light Metal Co. Ltd.	30,000	82,062
Nippon Meat Packers, Inc.	17,740	246,024
Nippon Mining Holdings, Inc.	91,500	543,460
Nippon Oil Corp.	155,129	1,157,292
Nippon Paper Group, Inc.	99	484,797
Nippon Sheet Glass Co. Ltd.	56,000	249,056
Nippon Shokubai Co. Ltd.	33,000	307,417
Nippon Steel Corp.	805,661	2,219,218
Nippon Telegraph & Telephone Corp.	622	2,695,748
Nippon Yusen KK	120,578	723,087
Nishimatsu Construction Co. Ltd.	12,000	46,597
Nissan Chemical Industries Co. Ltd.	26,000	234,001
Nissan Motor Co. Ltd.	309,048	3,325,322
Nisshin Seifun Group, Inc.	12,719	138,801
Nisshin Steel Co. Ltd.	78,000	216,345
Nisshinbo Industries, Inc.	30,000	242,169
Nissin Food Products Co. Ltd.	9,723	258,989
Nitori Co. Ltd.	1,200	73,110
Nitto Denko Corp.	22,294	1,217,529
NOK Corp.	13,900	344,326
Nomura Holdings, Inc.	245,447	3,399,441
Nomura Research Institute Ltd.	3,200	314,935
NSK Ltd.	42,576	225,188
NTN Corp.	39,611	235,268
NTT Data Corp.	169	596,442
Common Stocks - continued
	Shares	Value (Note 1)
Japan - continued
NTT DoCoMo, Inc.	2,492	$ 4,223,940
Obayashi Corp.	80,704	511,757
Obic Co. Ltd.	1,100	206,207
Odakyu Electric Railway Co. Ltd.	79,000	483,573
Oji Paper Co. Ltd.	105,352	615,658
Oki Electric Industry Co. Ltd. (a)	50,000	218,067
Okumura Corp.	12,000	75,635
Olympus Corp.	31,429	691,375
Omron Corp.	26,660	619,615
Onward Kashiyama Co. Ltd.	14,000	206,609
Oracle Corp. Japan	4,100	202,343
Oriental Land Co. Ltd.	5,056	331,731
ORIX Corp.	10,178	1,321,957
Osaka Gas Co. Ltd.	229,525	691,506
Pioneer Corp.	16,938	297,596
Promise Co. Ltd. (a)	9,975	695,498
QP Corp.	7,000	63,335
Rakuten, Inc.	500	451,437
Resona Holdings, Inc. (a)	567,536	1,161,616
Ricoh Co. Ltd.	91,770	1,708,043
Rinnai Corp.	2,600	63,785
Rohm Co. Ltd.	13,444	1,352,694
Ryohin Keikaku Co. Ltd.	1,800	93,654
Saizeriya Co. Ltd.	300	4,688
Sanden Corp.	5,000	27,211
Sanken Electric Co. Ltd.	11,000	150,973
Sankyo Co. Ltd.	50,055	1,132,228
Sankyo Co. Ltd. (Gunma)	5,500	306,155
Sanwa Shutter Corp.	12,000	67,716
Sanyo Electric Co. Ltd.	220,382	741,949
Sapporo Breweries Ltd. (d)	51,578	238,762
Secom Co. Ltd.	27,767	1,147,276
Sega Sammy Holdings, Inc. (a)	9,000	562,957
Seiko Epson Corp.	10,400	409,813
Seino Transportation Co. Ltd.	19,000	181,904
Sekisui Chemical Co. Ltd.	41,293	306,474
Sekisui House Ltd.	57,467	633,728
Seven Eleven Japan Co. Ltd.	50,849	1,546,553
Sharp Corp.	120,675	1,924,013
Shimachu Co. Ltd.	3,100	75,458
Shimamura Co. Ltd.	3,800	263,498
SHIMANO, Inc.	11,000	341,925
SHIMIZU Corp.	52,416	257,681
Shin-Etsu Chemical Co. Ltd.	47,962	1,958,756
Shinsei Bank Ltd.	132,000	773,908
Shionogi & Co. Ltd.	39,091	520,815
Shiseido Co. Ltd.	52,950	721,159
Shizuoka Bank Ltd.	78,274	798,050
Showa Denko KK	102,336	267,206
Showa Shell Sekiyu KK	24,300	243,569
Skylark Co. Ltd.	15,551	270,252
SMC Corp.	7,171	873,099

	Shares	Value (Note 1)
Snow Brand Milk Products Co. Ltd. (a)	6,000	$ 19,454
Softbank Corp.	27,310	1,183,246
Sojitz Holdings Corp. (a)(d)	16,000	85,084
Sompo Japan Insurance, Inc.	97,712	1,037,352
Sony Corp.	120,785	4,564,465
Stanley Electric Co. Ltd.	20,825	322,668
Sumitomo Bakelite Co. Ltd.	7,000	45,928
Sumitomo Chemical Co. Ltd.	185,334	989,110
Sumitomo Corp.	125,842	1,139,806
Sumitomo Electric Industries Ltd.	84,206	927,792
Sumitomo Heavy Industries Ltd. (a)	45,822	201,598
Sumitomo Metal Industries Ltd.	483,966	828,558
Sumitomo Metal Mining Co. Ltd.	56,065	427,371
Sumitomo Mitsui Financial Group, Inc.	546	3,791,268
Sumitomo Osaka Cement Co. Ltd.	97,144	262,011
Sumitomo Realty & Development Co. Ltd.	44,000	562,651
Sumitomo Trust & Banking Co. Ltd.	162,344	1,116,401
Suzuken Co. Ltd.	2,760	71,142
T&D Holdings, Inc.	21,650	1,151,298
Taiheiyo Cement Corp.	100,684	301,412
Taisei Corp.	135,594	501,888
Taisho Pharmaceutical Co. Ltd.	25,524	529,741
Taiyo Nippon Sanso Corp. Tokyo	33,000	205,471
Taiyo Yuden Co. Ltd.	10,000	116,494
Takara Holdings, Inc. (d)	10,551	79,015
Takashimaya Co. Ltd.	27,000	269,600
Takeda Pharamaceutical Co. Ltd.	112,842	5,407,091
Takefuji Corp.	13,451	958,442
Takuma Co. Ltd.	3,000	24,992
TDK Corp.	14,425	1,044,400
Teijin Ltd.	77,341	321,776
Teikoku Oil Co. Ltd.	45,000	343,456
Terumo Corp.	22,512	704,072
The Daimaru, Inc.	29,000	255,731
The Goodwill Group, Inc.	25	57,147
The Suruga Bank Ltd.	29,000	241,308
THK Co. Ltd.	11,600	251,294
TIS, Inc.	5,600	236,201
Tobu Railway Co. Ltd.	65,297	261,675
Toda Corp.	9,762	48,084
Toho Co. Ltd.	16,554	267,575
Tohoku Electric Power Co., Inc.	52,690	971,607
Tokyo Broadcasting System, Inc.	2,000	36,000
Tokyo Electric Power Co.	140,318	3,435,647
Tokyo Electron Ltd.	20,718	1,329,614
Tokyo Gas Co. Ltd.	316,395	1,273,993
Tokyo Style Co. Ltd.	5,000	57,386
Tokyu Corp.	125,954	675,818
Tokyu Land Corp.	24,000	101,918
TonenGeneral Sekiyu KK	30,856	320,498
Toppan Printing Co. Ltd.	77,013	817,602
Toray Industries, Inc.	153,883	725,592
Toshiba Corp.	394,880	1,737,313
Tosoh Corp.	53,816	282,578
Common Stocks - continued
	Shares	Value (Note 1)
Japan - continued
Toto Ltd.	29,185	$ 251,780
Toyo Seikan Kaisha Ltd.	14,000	245,976
Toyo Suisan Kaisha Ltd.	20,000	302,616
Toyobo Co. Ltd.	85,000	215,437
Toyoda Gosei Co. Ltd.	7,500	141,457
Toyota Industries Corp.	24,986	681,078
Toyota Motor Corp.	362,251	14,087,941
Trend Micro, Inc.	13,000	604,275
Ube Industries Ltd. (a)	163,605	306,696
UFJ Holdings, Inc. (a)	478	2,642,475
Uni-Charm Corp.	4,360	193,908
Uniden Corp.	4,000	84,549
UNY Co. Ltd.	30,000	355,220
Ushio, Inc.	16,000	325,953
USS Co. Ltd.	2,400	188,226
Wacoal Corp.	21,000	248,252
West Japan Railway Co.	234	922,079
World Co. Ltd.	2,300	84,252
Yahoo! Japan Corp. (a)	231	1,159,916
Yakult Honsha Co. Ltd.	12,066	230,345
Yamada Denki Co. Ltd.	10,525	523,457
Yamaha Corp.	26,143	393,814
Yamaha Motor Co. Ltd.	16,000	274,382
Yamanouchi Pharmaceutical Co. Ltd.	36,044	1,278,975
Yamato Transport Co. Ltd.	44,232	702,686
Yamazaki Baking Co. Ltd.	8,000	72,766
Yokogawa Electric Corp.	35,000	505,141
Zeon Corp.	12,000	94,228
TOTAL JAPAN		247,954,366
Luxembourg - 0.1%
Arcelor SA	58,028	1,441,477
Oriflame Cosmetics SA unit	2,300	51,101
Stolt Offshore SA (a)	31,600	248,060
TOTAL LUXEMBOURG		1,740,638
Netherlands - 5.2%
ABN-AMRO Holding NV	201,247	5,550,392
Aegon NV	175,373	2,531,200
Akzo Nobel NV	32,428	1,462,179
ASML Holding NV (a)	60,169	1,102,296
Corio NV	5,252	292,086
DSM NV	7,804	554,401
EADS NV	31,533	991,250
Euronext NV	15,281	573,643
Getronics NV (a)	55,558	146,399
Hagemeyer NV (a)	37,000	106,316
Heineken NV (Bearer)	30,119	1,028,160
IHC Caland NV	3,841	254,812
ING Groep NV (Certificaten Van Aandelen)	232,499	7,133,069
James Hardie Industries NV	86,321	412,431
Koninklijke Ahold NV (a)	191,997	1,737,573

	Shares	Value (Note 1)
Koninklijke KPN NV	274,683	$ 2,658,804
Koninklijke Numico NV (Certificaten Van Aandelen) (a)	20,723	836,931
Koninklijke Philips Electronics NV	165,058	4,575,408
Oce NV	18,965	313,906
QIAGEN NV (a)	18,885	239,313
Randstad Holdings NV	8,713	387,423
Reed Elsevier NV	91,504	1,374,011
Rodamco Europe NV	6,106	491,988
Royal Dutch Petroleum Co. (Hague Registry)	263,562	16,628,127
STMicroelectronics NV	70,280	1,250,281
Tpg NV	49,798	1,392,653
Unilever NV (Certificaten Van Aandelen)	72,863	4,853,022
Vedior NV (Certificaten Van Aandelen)	16,006	300,112
VNU NV	31,364	981,784
Wereldhave NV	3,105	326,658
Wolters Kluwer NV (Certificaten Van Aandelen)	35,562	687,506
TOTAL NETHERLANDS		61,174,134
New Zealand - 0.2%
Auckland International Airport Ltd.	42,461	265,548
Carter Holt Harvey Ltd.	32,194	53,846
Contact Energy Ltd.	45,065	232,676
Fisher & Paykel Appliances Holdings Ltd.	11,536	27,013
Fisher & Paykel Healthcare Corp.	23,595	52,676
Fletcher Building Ltd.	56,191	288,895
Independent Newspapers Ltd.	6,073	28,706
NGC Holdings Ltd.	6,548	15,428
Sky City Entertainment Group Ltd.	48,532	181,050
Sky Network Television Ltd. (a)	4,797	24,244
Telecom Corp. of New Zealand Ltd.	234,735	1,092,691
Tenon Ltd.	2,574	8,707
The Warehouse Group Ltd.	10,165	31,046
Tower Ltd. (a)	15,726	22,414
Waste Management NZ Ltd.	7,286	35,976
TOTAL NEW ZEALAND		2,360,916
Norway - 0.6%
DnB NOR ASA	91,959	936,529
Norsk Hydro ASA	18,257	1,575,762
Norske Skogindustrier AS (A Shares)	16,800	357,067
Orkla ASA (A Shares)	20,919	762,914
Petroleum Geo-Services ASA (a)	1,330	95,297
Schibsted AS (B Shares)	3,200	87,592
Smedvig ASA (A Shares)	1,800	33,910
Statoil ASA	82,228	1,492,804
Storebrand ASA (A Shares)	28,850	284,524
Tandberg ASA	25,950	289,350
Telenor ASA	93,608	862,889
Tomra Systems AS	11,500	49,069
Yara International ASA	23,217	336,446
TOTAL NORWAY		7,164,153
Common Stocks - continued
	Shares	Value (Note 1)
Portugal - 0.3%
Banco Comercial Portugues SA (Reg.)	274,079	$ 765,765
Banco Espirito Santo SA (BES) (Reg.)	8,700	154,830
BPI-SGPS SA	21,657	89,759
Brisa Auto-Estradas de Portugal SA	49,914	444,149
Cimpor-Cimentos de Portugal SGPS SA	31,922	183,872
Energias de Portugal SA	261,522	765,311
Jeronimo Martins SGPS SA (a)	1,860	26,846
Portugal Telecom SGPS SA (Reg.)	102,874	1,249,143
PT Multimedia SGPS SA	2,393	62,740
Sonae SGPS SA	169,057	264,151
TOTAL PORTUGAL		4,006,566
Singapore - 0.8%
Allgreen Properties Ltd.	15,000	10,266
Ascendas Real Estate Investment Trust (A-REIT)	207,100	252,826
CapitaLand Ltd.	224,000	342,512
CapitaMall Trust	139,000	173,118
Chartered Semiconductor Manufacturing Ltd. (a)	48,800	33,097
City Developments Ltd.	49,000	203,928
ComfortDelgro Corp. Ltd.	232,784	239,688
Creative Technology Ltd. (Singapore)	3,000	35,329
Datacraft Asia Ltd. (a)	11,000	11,550
DBS Group Holdings Ltd.	152,361	1,399,703
Fraser & Neave Ltd.	19,630	191,229
Haw Par Corp. Ltd.	6,000	19,052
Jardine Cycle & Carriage Ltd.	5,272	38,031
Keppel Corp. Ltd.	92,000	536,038
Keppel Land Ltd.	26,000	40,076
Neptune Orient Lines Ltd.	105,000	233,060
Oversea-Chinese Banking Corp. Ltd.	139,987	1,173,823
Overseas Union Enterprises Ltd.	6,000	27,930
Parkway Holdings Ltd.	22,000	22,788
Sembcorp Industries Ltd.	63,969	74,937
Sembcorp Logistics Ltd.	20,000	20,223
Sembcorp Marine Ltd.	24,000	24,860
Singapore Airlines Ltd.	65,170	482,175
Singapore Exchange Ltd.	54,000	63,592
Singapore Land Ltd.	6,000	21,086
Singapore Post Ltd.	71,000	39,179
Singapore Press Holdings Ltd.	184,021	517,378
Singapore Technologies Engineering Ltd.	152,161	221,407
Singapore Telecommunications Ltd.	924,187	1,492,922
SMRT Corp. Ltd.	112,000	62,840
STATS ChipPAC Ltd. (a)	183,000	112,831
Suntec (REIT)	300,000	238,609
United Overseas Bank Ltd.	149,846	1,256,493
United Overseas Land Ltd.	15,000	19,977
Venture Corp. Ltd.	30,808	273,528
Wing Tai Holdings Ltd.	39,000	21,882
TOTAL SINGAPORE		9,927,963

	Shares	Value (Note 1)
Spain - 3.9%
Abertis Infraestructuras SA	28,493	$ 675,726
Acerinox SA (Reg.)	26,196	454,405
Actividades de Construccion y Servicios SA (ACS)	35,320	900,771
Aguas de Barcelona SA	11,232	240,197
Altadis SA (Spain)	33,688	1,416,303
Amadeus Global Travel Distribution SA Series A	52,540	502,997
Antena 3 Television SA (a)	3,568	274,025
Banco Bilbao Vizcaya Argentaria SA	405,339	7,008,311
Banco Popular Espanol SA (Reg.)	20,619	1,427,929
Banco Santander Central Hispano SA	741,172	9,116,416
Cintra Concesiones de Infrastructuras de Transporte SA	19,000	216,366
Corporacion Mapfre SA (Reg.)	16,065	259,524
Endesa SA	114,691	2,598,898
Fomento Construcciones y Contratas SA (FOCSA)	6,383	328,954
Gas Natural SDG SA Series E	18,845	557,963
Grupo Acciona SA	3,541	331,734
Grupo Auxiliar Metalurgico SA (Gamesa)	8,091	112,280
Grupo Ferrovial SA	9,779	583,217
Iberdrola SA	93,797	2,474,090
Iberia Lineas Aereas de Espana SA	53,405	186,691
Inditex SA	27,213	840,315
Indra Sistemas SA	11,360	196,603
Metrovacesa SA	6,298	326,908
NH Hoteles SA	8,457	121,278
Promotora de Informaciones SA (PRISA)	11,702	246,219
Repsol YPF SA	114,981	3,142,431
Sogecable SA (a)	3,747	150,981
Telefonica Publicidad e Informacion SA	24,682	235,642
Telefonica SA	567,737	10,436,898
Union Fenosa SA	24,785	712,174
Vallehermoso SA	11,017	202,484
Zeltia SA (d)	33,770	301,837
TOTAL SPAIN		46,580,567
Sweden - 2.4%
Alfa Laval AB	11,300	199,031
Assa Abloy AB (B Shares)	32,443	495,556
Atlas Copco AB:
(A Shares)	11,360	566,223
(B Shares)	10,285	475,058
Axfood AB	1,200	33,940
Billerud AB	2,900	45,568
Capio AB (a)	5,454	83,308
Castellum AB	7,500	255,430
D. Carnegie & Co. AB	4,190	52,824
Electrolux AB (B Shares)	41,069	987,495
Elekta AB (B Shares) (a)	2,098	69,459
Eniro AB	24,815	290,175
Common Stocks - continued
	Shares	Value (Note 1)
Sweden - continued
Gambro AB:
(A Shares)	20,900	$ 296,328
(B Shares)	22,400	317,596
Getinge AB (B Shares)	22,000	318,356
Hennes & Mauritz AB (H&M) (B Shares)	58,021	2,043,889
Hoganas AB (A Shares)	1,200	36,571
Holmen AB (B Shares)	7,300	244,351
Lundin Petroleum AB (a)	14,000	101,909
Modern Times Group AB (MTG) (B Shares) (a)	10,400	319,233
Nordea Bank AB	275,773	2,902,280
OMX AB (a)	5,500	67,731
Sandvik AB	26,866	1,170,238
SAS AB (a)	3,600	41,570
Scania AB (B Shares)	14,504	661,451
Securitas AB (B Shares)	39,108	623,085
Skandia Foersaekrings AB	144,248	771,695
Skandinaviska Enskilda Banken AB (A Shares)	58,375	1,130,571
Skanska AB (B Shares)	42,269	503,541
SKF AB (B Shares)	11,000	546,672
SSAB Swedish Steel AB:
(A Shares)	3,800	99,980
(B Shares)	7,800	199,521
Svenska Cellulosa AB (SCA) (B Shares)	24,104	942,471
Svenska Handelsbanken AB (A Shares)	60,364	1,473,498
Swedish Match Co.	46,250	547,585
Tele2 AB (B Shares)	16,653	593,933
Telefonaktiebolaget LM Ericsson (B Shares)	1,870,673	5,482,943
TeliaSonera AB	267,135	1,604,825
Trelleborg AB (B Shares)	9,000	169,702
Volvo AB:
(A Shares)	13,940	618,410
(B Shares)	26,022	1,196,235
Wihlborgs Fastigheter AB	12,765	289,206
WM-Data AB (B Shares)	13,000	35,534
TOTAL SWEDEN		28,904,977
Switzerland - 6.8%
ABB Ltd. (Reg.) (a)	233,840	1,421,483
Adecco SA	16,302	890,616
Ciba Specialty Chemicals, Inc.	8,796	622,930
Clariant AG (Reg.)	37,465	643,557
Compagnie Financiere Richemont unit	67,908	2,148,802
Credit Suisse Group (Reg.)	147,284	6,406,854
Geberit AG (Reg.)	431	345,127
Givaudan AG	878	591,936
Holcim Ltd. (Reg.)	20,756	1,377,895
Kudelski SA (Bearer) (a)	4,500	170,871
Kuoni Reisen Holding AG Class B (Reg.)	240	110,453
Logitech International SA (Reg.) (a)	4,299	283,170
Lonza Group AG	5,784	361,313

	Shares	Value (Note 1)
Micronas Semiconductor Holding AG (a)	3,473	$ 157,293
Nestle SA (Reg.)	51,589	14,325,342
Nobel Biocare Holding AG (Switzerland)	3,589	781,830
Novartis AG (Reg.)	301,554	15,068,653
Phonak Holding AG	5,068	183,275
Rieter Holding AG (Reg.)	823	268,038
Roche Holding AG (participation certificate)	90,283	9,522,703
Schindler Holding AG	688	274,276
Serono SA Series B	710	527,956
Societe Generale de Surveillance Holding SA (SGS) (Reg.)	729	539,186
Straumann Holding AG	751	181,057
Sulzer AG (Reg.)	305	128,156
Swiss Reinsurance Co. (Reg.)	41,201	3,024,268
Swisscom AG (Reg.)	3,456	1,358,416
Syngenta AG (Switzerland)	13,495	1,511,710
The Swatch Group AG:
(Bearer)	4,526	628,589
(Reg.)	12,039	335,856
UBS AG (Reg.)	136,939	11,879,458
Unaxis Holding AG (Reg.)	927	126,511
Valora Holding AG	715	174,995
Zurich Financial Services AG	18,950	3,493,366
TOTAL SWITZERLAND		79,865,941
United Kingdom - 24.8%
3i Group PLC	77,170	1,030,168
Aegis Group PLC	170,932	322,807
Aggreko PLC	12,542	39,416
Alliance Unichem PLC	31,578	441,575
AMEC PLC	33,604	193,776
Amvescap PLC	105,080	688,750
Anglo American PLC (United Kingdom)	183,388	4,571,915
ARM Holdings PLC	204,390	424,298
Arriva PLC	21,148	221,642
Associated British Ports Holdings PLC	33,528	307,084
AstraZeneca PLC (United Kingdom)	206,425	8,203,330
Aviva PLC	277,012	3,450,332
BAA PLC	125,956	1,472,006
BAE Systems PLC	365,526	1,798,645
Balfour Beatty PLC	68,552	422,643
Barclays PLC	802,941	8,822,314
Barratt Developments PLC	41,107	532,158
BBA Group PLC	68,695	408,010
Bellway PLC	10,773	182,328
Berkeley Group Holdings PLC unit	21,080	352,515
BG Group PLC	439,594	3,449,572
BHP Billiton PLC	307,261	4,586,022
BOC Group PLC	62,146	1,183,788
Boots Group PLC	93,282	1,189,669
BP PLC	2,706,116	29,280,171
BPB PLC	65,556	635,083
Brambles Industries PLC	106,842	626,367
Common Stocks - continued
	Shares	Value (Note 1)
United Kingdom - continued
British Airways PLC (a)	71,359	$ 367,142
British American Tobacco PLC	203,369	3,733,150
British Land Co. PLC	57,334	949,963
British Sky Broadcasting Group PLC (BSkyB)	169,168	1,842,067
BT Group PLC	1,084,727	4,368,196
Bunzl PLC	64,292	618,203
Cable & Wireless PLC	302,260	745,118
Cadbury Schweppes PLC	249,642	2,452,030
Capita Group PLC	77,420	564,373
Carnival PLC	21,380	1,228,757
Cattles PLC	36,852	273,778
Centrica PLC	493,927	2,245,335
Close Brothers Group PLC	18,076	287,339
Cobham PLC	16,261	416,644
Compass Group PLC	279,207	1,344,378
Cookson Group PLC (a)	192,887	129,765
Corus Group PLC (a)	462,113	528,509
Daily Mail & General Trust PLC Class A	33,305	469,246
Davis Service Group PLC	32,608	272,020
De La Rue PLC	12,253	89,792
Diageo PLC	380,666	5,450,185
Dixons Group PLC	212,273	654,873
Eircom Group PLC	35,537	101,171
Electrocomponents PLC	71,601	414,260
EMAP PLC	29,169	473,207
EMI Group PLC	116,688	515,871
Enterprise Inns PLC	46,174	665,206
Exel PLC	39,506	618,502
FirstGroup PLC	41,821	280,749
FKI PLC	31,384	70,731
Friends Provident PLC	222,702	703,099
George Wimpey PLC	61,706	557,458
GKN PLC	71,254	352,674
GlaxoSmithKline PLC	738,037	17,794,072
Great Portland Estates PLC	7,720	49,970
Group 4 Securicor PLC (United Kingdom) (a)	148,450	392,347
GUS PLC	128,727	2,330,815
Hammerson PLC	37,534	638,492
Hanson PLC	87,730	852,004
Hays PLC	247,439	638,513
HBOS PLC	492,088	7,841,237
Hilton Group PLC	171,824	1,035,401
HMV Group PLC	36,077	186,192
HSBC Holdings PLC (United Kingdom) (Reg.)	1,404,879	23,458,670
Icap PLC	58,215	327,302
IMI PLC	41,120	322,676
Imperial Chemical Industries PLC	150,892	795,201
Imperial Tobacco Group PLC	93,954	2,506,640
Inchcape PLC	10,881	436,703
Intercontinental Hotels Group PLC	80,862	1,035,934

	Shares	Value (Note 1)
International Power PLC (a)	216,584	$ 746,230
Intertek Group PLC	15,417	206,844
Invensys PLC (a)	974,020	327,637
ITV PLC	547,570	1,220,914
J. Sainsbury PLC	182,038	998,977
Johnson Matthey PLC	28,405	552,266
Kelda Group PLC	48,374	560,682
Kesa Electricals PLC	84,921	532,949
Kidde PLC	125,013	399,488
Kingfisher PLC	310,014	1,737,029
Land Securities Group PLC	59,965	1,584,849
Legal & General Group PLC	825,895	1,873,243
Liberty International PLC	23,370	440,447
Lloyds TSB Group PLC	697,963	6,570,435
LogicaCMG PLC	96,344	335,190
London Stock Exchange PLC	35,961	372,570
Man Group PLC	33,897	878,291
Marconi Corp. PLC (a)	31,876	347,710
Marks & Spencer Group PLC	207,009	1,394,648
Meggitt PLC	33,216	176,694
MFI Furniture Group PLC	108,759	281,696
Misys PLC	52,378	229,547
Mitchells & Butlers PLC	54,124	358,919
National Express Group PLC Class L	11,750	200,444
National Grid Transco PLC	396,842	3,848,275
Next PLC	31,926	945,659
Novar PLC	74,290	272,027
Pearson PLC	96,560	1,184,146
Peninsular & Oriental Steam Navigation Co.	108,255	653,379
Persimmon PLC	37,683	563,524
Pilkington PLC	141,779	330,431
Premier Farnell PLC	32,667	114,122
Provident Financial PLC	38,167	495,932
Prudential PLC	295,306	2,684,854
Punch Taverns Ltd.	31,150	412,539
Rank Group PLC	93,290	499,847
Reckitt Benckiser PLC	75,486	2,379,565
Reed Elsevier PLC	161,114	1,639,784
Rentokil Initial PLC	230,707	702,874
Reuters Group PLC	177,296	1,406,609
Rexam PLC	71,245	627,886
Rio Tinto PLC (Reg.)	136,791	4,841,375
RMC Group PLC	21,992	361,214
Rolls-Royce Group PLC	178,557	892,355
Royal & Sun Alliance Insurance Group PLC	395,575	638,698
Royal Bank of Scotland Group PLC	399,316	13,685,332
SABMiller PLC	93,750	1,547,931
Sage Group PLC	145,520	577,604
Schroders PLC	16,758	237,076
Scottish & Newcastle PLC	89,547	771,540
Scottish & Southern Energy PLC	107,093	1,806,323
Scottish Power PLC	243,150	1,916,220
Common Stocks - continued
	Shares	Value (Note 1)
United Kingdom - continued
Serco Group PLC	62,072	$ 297,384
Severn Trent PLC	43,502	763,009
Shell Transport & Trading Co. PLC (Reg.)	1,210,208	11,438,482
Signet Group PLC	264,787	570,036
Slough Estates PLC	57,689	572,454
Smith & Nephew PLC	122,426	1,273,230
Smiths Group PLC	70,762	1,161,570
SSL International PLC	16,114	93,230
Stagecoach Group PLC	148,026	321,517
Tate & Lyle PLC	39,744	398,394
Taylor Woodrow PLC	84,063	484,745
Tesco PLC	963,533	5,653,398
TI Automotive Ltd. (a)	22,478	0
Tomkins PLC	81,643	439,797
Trinity Mirror PLC	35,722	474,462
Unilever PLC	342,860	3,326,599
United Business Media PLC	46,938	493,288
United Utilities PLC	65,197	777,601
United Utilities PLC Class A	33,692	288,187
Vodafone Group PLC	8,255,350	21,703,314
Whitbread PLC	34,852	604,592
William Hill PLC	47,547	551,097
Wolseley PLC	76,863	1,638,461
WPP Group PLC	132,774	1,526,901
Yell Group PLC	78,257	711,871
TOTAL UNITED KINGDOM		293,190,783
United States of America - 0.1%
Synthes, Inc.	5,522	668,022
TOTAL COMMON STOCKS (Cost $1,024,736,028)		1,154,359,328
Nonconvertible Preferred Stocks - 0.5%

Germany - 0.3%
Fresenius Medical Care AG	4,050	256,878
Henkel KGaA	8,656	774,247
Porsche AG (non-vtg.)	1,071	773,339
ProSiebenSat.1 Media AG	15,631	311,088
RWE AG (non-vtg.)	7,200	375,635
Volkswagen AG	11,630	426,114
TOTAL GERMANY		2,917,301
Italy - 0.2%
Banca Intesa Spa (Risp)	131,341	581,746
Telecom Italia Spa (Risp)	728,896	2,303,855
TOTAL ITALY		2,885,601
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $4,446,180)		5,802,902
Government Obligations - 0.3%
	Principal Amount	Value (Note 1)
United States of America - 0.3%
U.S. Treasury Bills, yield at date of purchase 2.15% to 2.16% 3/10/05 (e) (Cost $3,997,617)	$ 4,000,000	$ 3,997,628
Money Market Funds - 4.8%
	Shares
Fidelity Cash Central Fund, 2.51% (b)	55,464,847	55,464,847
Fidelity Securities Lending Cash Central Fund, 2.52% (b)(c)	902,776	902,776
TOTAL MONEY MARKET FUNDS (Cost $56,367,623)		56,367,623
TOTAL INVESTMENT PORTFOLIO - 103.3% (Cost $1,089,547,448)		1,220,527,481
NET OTHER ASSETS - (3.3)%		(39,546,244)
NET ASSETS - 100%		$ 1,180,981,237
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
2 CAC 40 Index Contracts (France)	March 2005	$ 106,740	$ 128
2 DAX 100 Index Contracts (Germany)	March 2005	286,678	1,577
159 Dow Jones Euro Stoxx 50 Index Contracts (Germany)	March 2005	6,415,149	38,657
69 FTSE 100 Index Contracts (United Kingdom)	March 2005	6,561,124	(89,249)
2 Hang Seng 100 Index Contracts (Hong Kong)	March 2005	180,794	3,307
27 Nikkei 225 Index Contracts (Japan)	March 2005	1,588,950	6,440
43 OMX Index Contracts (Sweden)	March 2005	483,494	3,130
4 Share Price Index 200 Contracts (Australia)	March 2005	329,380	522
32 TOPIX 150 Index Contracts (Japan)	March 2005	$ 3,605,375	$ 58,926
		$19,557,684	$ 23,438

The face value of futures purchased as a percentage of net assets - 1.5%
Forward Foreign Currency Contracts
	Settlement Dates	Value (Note 1)	Unrealized Appreciation/ (Depreciation)
Contracts to Buy
490,000 AUD	March 2005	$ 387,938	(975)
325,000 AUD	May 2005	255,911	2,227
2,644,000 EUR	March 2005	3,501,555	(9,611)
2,534,000 EUR	May 2005	3,360,870	9,461
2,198,000 GBP	March 2005	4,222,339	27,156
1,250,000 GBP	May 2005	2,392,075	14,109
306,792,000 JPY	March 2005	2,936,467	(66,631)
238,870,000 JPY	May 2005	2,299,180	14,737
1,524,000 SEK	March 2005	222,800	(1,358)
1,773,000 SEK	May 2005	259,642	1,294
		$ 19,838,777	$ (9,591)
(Payable Amount $19,848,368)

The value of contracts to buy as a percentage of net assets - 1.6%
Currency Abbreviations
AUD	-	Australian dollar
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
SEK	-	Swedish krona
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $3,597,865.
Income Tax Information
At February 28, 2005, the fund had a capital loss carryforward of approximately $42,478,099 of which $4,764,118 and $37,713,981 will expire on February 28, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan International Index Fund

Financial Statements

Statement of Assets and Liabilities

	February 28, 2005

Assets
Investment in securities, at value (including securities loaned of $868,885) (cost $1,089,547,448) - See accompanying schedule		$ 1,220,527,481
Foreign currency held at value (cost $2,070,717)		2,130,349
Receivable for investments sold		1,445
Unrealized appreciation on foreign currency contracts		68,984
Receivable for closed foreign currency contracts		460,384
Receivable for fund shares sold		5,352,230
Dividends receivable		2,284,975
Interest receivable		91,109
Prepaid expenses		2,595
Receivable from investment adviser for expense reductions		497,565
Other affiliated receivables		310
Other receivables		2,311
Total assets		1,231,419,738

Liabilities
Payable for investments purchased	$ 47,679,724
Unrealized depreciation on foreign currency contracts	78,575
Payable for fund shares redeemed	983,635
Accrued management fee	319,463
Payable for daily variation on futures contracts	104,270
Other affiliated payables	142,928
Other payables and accrued expenses	227,130
Collateral on securities loaned, at value	902,776
Total liabilities		50,438,501

Net Assets		$ 1,180,981,237
Net Assets consist of:
Paid in capital		$ 1,108,551,672
Undistributed net investment income		2,367,277
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(60,900,394)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		130,962,682
Net Assets, for 36,122,335 shares outstanding		$ 1,180,981,237
Net Asset Value, offering price and redemption price per share ($1,180,981,237 ÷ 36,122,335 shares)		$ 32.69

Statement of Operations

	Year ended February 28, 2005

Investment Income
Dividends		$ 18,735,132
Interest		526,923
Security lending		106,929
		19,368,984
Less foreign taxes withheld		(1,902,716)
Total income		17,466,268

Expenses
Management fee	$ 2,452,199
Transfer agent fees	938,160
Accounting and security lending fees	232,153
Non-interested trustees' compensation	3,580
Custodian fees and expenses	246,926
Registration fees	135,819
Audit	53,227
Legal	1,900
Miscellaneous	67,906
Total expenses before reductions	4,131,870
Expense reductions	(2,363,303)	1,768,567
Net investment income (loss)		15,697,701
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	3,800,587
Foreign currency transactions	2,283,751
Futures contracts	1,738,548
Total net realized gain (loss)		7,822,886
Change in net unrealized appreciation (depreciation) on: Investment securities	114,833,175
Assets and liabilities in foreign currencies	56,581
Futures contracts	(14,489)
Total change in net unrealized appreciation (depreciation)		114,875,267
Net gain (loss)		122,698,153
Net increase (decrease) in net assets resulting from operations		$ 138,395,854

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan International Index Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended February 28, 2005	Year ended February 29, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 15,697,701	$ 7,444,592
Net realized gain (loss)	7,822,886	7,478,562
Change in net unrealized appreciation (depreciation)	114,875,267	140,050,374
Net increase (decrease) in net assets resulting from operations	138,395,854	154,973,528
Distributions to shareholders from net investment income	(14,806,537)	(9,115,024)
Distributions to shareholders from net realized gain	(2,000,569)	-
Total distributions	(16,807,106)	(9,115,024)
Share transactions Proceeds from sales of shares	619,234,446	255,946,871
Reinvestment of distributions	15,774,278	8,520,808
Cost of shares redeemed	(132,384,932)	(181,202,981)
Net increase (decrease) in net assets resulting from share transactions	502,623,792	83,264,698
Redemption fees	190,748	209,834
Total increase (decrease) in net assets	624,403,288	229,333,036
Net Assets
Beginning of period	556,577,949	327,244,913
End of period (including undistributed net investment income of $2,367,277 and undistributed net investment income of $999,920, respectively)	$ 1,180,981,237	$ 556,577,949
Other Information Shares
Sold	20,484,779	10,331,557
Issued in reinvestment of distributions	515,618	341,999
Redeemed	(4,470,909)	(8,386,262)
Net increase (decrease)	16,529,488	2,287,294

Financial Highlights

Years ended February 28,	2005	2004 D	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 28.41	$ 18.91	$ 23.41	$ 29.38	$ 36.26
Income from Investment Operations
Net investment income (loss)B	.64	.47	.41	.41	.51
Net realized and unrealized gain (loss)	4.25	9.57	(4.52)	(6.07)	(7.03)
Total from investment operations	4.89	10.04	(4.11)	(5.66)	(6.52)
Distributions from net investment income	(.55)	(.55)	(.39)	(.32)	(.29)
Distributions from net realized gain	(.07)	-	-	-	(.06)
Distributions in excess of net realized gain	-	-	-	-	(.02)
Total distributions	(.62)	(.55)	(.39)	(.32)	(.37)
Redemption fees added to paid in capital B	.01	.01	-E	.01	.01
Net asset value, end of period	$ 32.69	$ 28.41	$ 18.91	$ 23.41	$ 29.38
Total ReturnA	17.41%	53.55%	(17.65)%	(19.26)%	(18.04)%
Ratios to Average Net AssetsC
Expenses before expense reductions	.58%	.60%	.58%	.56%	.56%
Expenses net of voluntary waivers, if any	.25%	.47%	.40%	.35%	.35%
Expenses net of all reductions	.25%	.47%	.39%	.35%	.35%
Net investment income (loss)	2.19%	1.99%	1.87%	1.60%	1.53%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,180,981	$ 556,578	$ 327,245	$ 305,235	$ 345,448
Portfolio turnover rate	6%	31%	19%	12%	4%

ATotal returns would have been lower had certain expenses not been reduced during the periods shown. BCalculated based on average shares outstanding during the period. CExpense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. DFor the year ended February 29. EAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended February 28, 2005

1. Significant Accounting Policies.

Spartan Total Market Index Fund, Spartan Extended Market Index Fund and Spartan International Index Fund (the funds) are funds of Fidelity Concord Street Trust (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each fund is authorized to issue an unlimited number of shares. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the funds:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities, including restricted securities, for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. Certain funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions. Large, non-recurring dividends recognized by the funds are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, each fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, swap agreements, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, partnerships, non-taxable dividends, capital loss carryforwards, and losses deferred due to wash sales.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows for each fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Spartan Total Market Index	$ 2,644,830,013	$ 601,095,346	$ (362,633,848)	$ 238,461,498
Spartan Extended Market Index	1,416,774,937	338,481,441	(209,765,636)	128,715,805
Spartan International Index	1,111,148,411	184,421,087	(75,042,017)	109,379,070
	Undistributed Ordinary Income	Capital Loss Carryforward
Spartan Total Market Index	$ 7,748,475	$ (38,819,667)
Spartan Extended Market Index	1,988,410	(14,585,876)
Spartan International Index	5,528,592	(42,478,099)

The tax character of distributions paid was as follows:

February 28, 2005	Ordinary Income
Spartan Total Market Index	$ 38,260,068
Spartan Extended Market Index	8,519,893
Spartan International Index	16,807,106
February 29, 2004	Ordinary Income
Spartan Total Market Index	$ 19,980,262
Spartan Extended Market Index	4,619,688
Spartan International Index	9,115,024

Short-Term Trading (Redemption) Fees. Shares held in the funds less than 90 days are subject to a redemption fee equal to .50%, .75% and 1.00% of the amount invested in Spartan Total Market Index, Spartan Extended Market Index and Spartan International Index, respectively. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the funds and accounted for as an addition to paid in capital.

Spartan Extended Market Index and Spartan International Index also receive their allocable share of redemption fees attributable to redemptions from the Fidelity Four-in-One Index Fund. For the period these fees totaled $9,135 and $12,180, respectively.

2. Operating Policies.

Forward Foreign Currency Contracts. Spartan International Index Fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage the fund's currency exposure. Contracts to sell generally are used to hedge the fund's investments against currency fluctuations, while contracts to buy generally are used to offset a previous contract to sell. Also, a contract to buy can be used to acquire exposure to foreign currencies and a contract to sell can be used to offset a previous contract to buy. These contracts involve market risk in excess of the unrealized gain or loss reflected in the fund's Statement of Assets and Liabilities. The U.S. dollar value of the currencies the fund has committed to buy or sell is shown in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." This amount represents the aggregate exposure to each currency the fund has acquired or hedged through currency contracts at period end. Losses may arise from changes in the value of foreign currency or if the counterparties do not perform under the contracts' terms.

The U.S. dollar value of forward foreign currency contracts is determined using forward currency exchange rates supplied by a quotation service. Purchases and sales of forward foreign currency contracts having the same settlement date and broker are offset and any realized gain (loss) recognized on the date of offset: otherwise, gain (loss) is recognized on settlement date. Contracts that have been offset with different counterparties are reflected as both a contract to buy and a contract to sell in the Schedule of Investments under the caption "Forward Foreign Currency Contracts."

Futures Contracts. Certain funds may use futures contracts to manage their exposure to the stock markets and to fluctuations in currency values. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in each applicable fund's Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at

Annual Report

2. Operating Policies - continued

Futures Contracts - continued

period end is shown in each applicable fund's Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Swap Agreements. Certain funds may invest in swaps for the purpose of managing their market exposure. A swap is an agreement to exchange one payment stream for another, for a set period of time. Payments are based on a notional principal amount and are settled periodically. Total return swaps usually involve commitments to pay interest in exchange for the return of an equity security. Each applicable fund will make periodic payments based on a notional principal amount to the counterparty and will receive payments from the counterparty representing dividends of the underlying security. Periodic payments received or made by each applicable fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. Gains or losses are realized upon expiration or termination of the swap agreement based on the change in value of the underlying equity security.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Collateral, in the form of cash or securities, may be required to be held in segregated accounts with each applicable fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the fluctuation of interest rates or in the price of the underlying security, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in each applicable fund's Schedule of Investments under the caption "Swap Agreements".

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, are noted in the table below.

	Purchases ($)	Sales ($)
Spartan Total Market Index	588,453,878	144,753,335
Spartan Extended Market Index	567,902,853	186,158,449
Spartan International Index	540,881,124	42,990,502

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provides the funds with investment management related services for which the funds pay a monthly management fee. Each fund's management fee is equal to the following annual rate of average net assets:

Spartan Total Market Index	.24%
Spartan Extended Market Index	.24%
Spartan International Index	.34%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the funds. Geode provides discretionary investment advisory services to the funds and is paid by FMR for providing these services.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the funds' transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to the following annual rates expressed as a percentage of average net assets:

Spartan Total Market Index	.09%
Spartan Extended Market Index	.12%
Spartan International Index	.13%

Accounting and Security Lending Fees. FSC maintains each fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Central Funds. The funds may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the funds are recorded as income in the accompanying financial statements. Distributions from the Central Funds are noted in the table below:

Income Distributions
Spartan Total Market Index	$ 844,921
Spartan Extended Market Index	412,117
Spartan International Index	439,375

5. Committed Line of Credit.

Certain funds participate with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

Certain funds lend portfolio securities from time to time in order to earn additional income. Each applicable fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on each applicable fund's Statement of Assets and Liabilities.

7. Expense Reductions.

FMR voluntarily agreed to reimburse the funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations		Reimbursement from adviser
	3/1/04-8/30/04	8/31/04-2/28/05
Spartan Total Market Index	.25%	.10%*	$ 5,148,693
Spartan Extended Market Index	.40%	.10%*	$ 2,117,744
Spartan International Index	.47%	.10%*	$ 2,360,600

* Expense limitation in effect at period end.

On February 17, 2005, the Board of Trustees approved an expense contract and an amendment to each fund's management contract that became effective March 1, 2005. Under the new contractual arrangements, Spartan Total Market Index, Spartan Extended Market Index and Spartan International Index will pay a management fee of .10%, .10% and .20%, respectively, and FMR will be responsible for payment of all other operating expenses of each fund (except fees and expenses of the non-interested trustees, interest, taxes, securities lending costs, brokerage commissions and extraordinary expenses). In addition, FMR will continue to voluntarily limit the expenses of Spartan International Index to .10% of average net assets except for certain fees and expenses as noted above.

In addition, through arrangements with each applicable fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce each applicable fund's expenses. All of the applicable expense reductions are noted in the table below.

	Custody expense reduction	Transfer Agent expense reduction
Spartan Total Market Index	$ 1,735	$ 12,264
Spartan Extended Market Index	2,960	5,322
Spartan International Index	1,957	746

Annual Report

8. Other.

The funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the funds. In the normal course of business, the funds may also enter into contracts that provide general indemnifications. The funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the funds. The risk of material loss from such claims is considered remote.

At the end of the period, Fidelity Four-in-One Index Fund was the owner of record of approximately 11% of the total outstanding shares of Spartan International Index Fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Concord Street Trust and the Shareholders of Spartan Total Market Index Fund, Spartan Extended Market Index Fund and Spartan International Index Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Spartan Total Market Index Fund, Spartan Extended Market Index Fund and Spartan International Index Fund (funds of Fidelity Concord Street Trust) at February 28, 2005, and the results of their operations, the changes in their net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Concord Street Trust's Management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts
April 12, 2005

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, and review each fund's performance. Except for William O. McCoy, Dennis J. Dirks, and Kenneth L. Wolfe, each of the Trustees oversees 301 funds advised by FMR or an affiliate. Mr. McCoy oversees 303 funds advised by FMR or an affiliate. Mr. Dirks and Mr. Wolfe oversee 271 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (74)**

Year of Election or Appointment: 1987

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director (2000-present) of FMR Co., Inc.

Abigail P. Johnson (43)**

Year of Election or Appointment: 2001

Senior Vice President of Spartan Total Market Index (2001-present), Spartan Extended Market Index (2001-present), and Spartan International Index (2001-present). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001-present). She is President and a Director of FMR (2001-present), Fidelity Investments Money Management, Inc. (2001-present), FMR Co., Inc. (2001-present), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (50)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002-present) and Chief Financial Officer (2002-present) of FMR Corp. Previously, Ms. Cronin served as Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (52)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003-present) and Chief Operating Officer (2002-present) of FMR Corp. He also serves on the Board at Fidelity Investments Canada, Ltd. (2000-present). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (56)

Year of Election or Appointment: 2005

Mr. Dirks also serves as a Trustee (2005-present) or Member of the Advisory Board (2004-present) of other investment companies advised by FMR. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003).

Robert M. Gates (61)

Year of Election or Appointment: 1997

Dr. Gates is Vice Chairman of the non-interested Trustees (2005-present). Dr. Gates is President of Texas A&M University (2002-present). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001-present), and Brinker International (restaurant management, 2003-present). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001-present). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

George H. Heilmeier (68)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), Teletech Holdings (customer management services), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE) (2000-present). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), and INET Technologies Inc. (telecommunications network surveillance, 2001-2004).

Marie L. Knowles (58)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (61)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as a Director of Italtel Holding S.p.A. (telecommunications (Milan, Italy), 2004-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Council on Foreign Relations.

Marvin L. Mann (71)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001-present). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals), where he served as CEO until April 1998, retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. He is a member of the Executive Committee of the Independent Director's Council of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (71)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system).

Cornelia M. Small (60)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1998). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (65)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman of the Board (2000-present) and a Member of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2000-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002-present). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (66)

Year of Election or Appointment: 2005

Mr. Wolfe also serves as a Trustee (2005-present) or Member of the Advisory Board (2004-present) of other investment companies advised by FMR. Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003-present), Bausch & Lomb, Inc., and Revlon Inc. (2004-present).

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (62)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Concord Street Trust. Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director (2000-present) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Philip L. Bullen (45)

Year of Election or Appointment: 2001

Vice President of Spartan Total Market Index, Spartan Extended Market Index, and Spartan International Index. Mr. Bullen also serves as Vice President of certain Equity Funds (2001) and certain High Income Funds (2001). He is Senior Vice President of FMR (2001) and FMR Co., Inc. (2001), President and a Director of Fidelity Management & Research (Far East) Inc. (2001), President and a Director of Fidelity Management & Research (U.K.) Inc. (2002), and a Director of Strategic Advisers, Inc. (2002). Before joining Fidelity Investments, Mr. Bullen was President and Chief Investment Officer of Santander Global Advisors (1997-2000) and President and Chief Executive Officer of Boston's Baring Asset Management Inc. (1994-1997).

Eric D. Roiter (56)

Year of Election or Appointment: 1998

Secretary of Spartan Total Market Index, Spartan Extended Market Index, and Spartan International Index. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Management & Research (Far East) Inc. (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of FDC (1998-2005).

Stuart Fross (45)

Year of Election or Appointment: 2003

Assistant Secretary of Spartan Total Market Index, Spartan Extended Market Index, and Spartan International Index. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003-present), Vice President and Secretary of FDC (2005-present), and is an employee of FMR.

Christine Reynolds (46)

Year of Election or Appointment: 2004

President, Treasurer, and Anti-Money Laundering (AML) officer of Spartan Total Market Index, Spartan Extended Market Index, and Spartan International Index. Ms. Reynolds also serves as President, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was most recently an audit partner with PwC's investment management practice.

Timothy F. Hayes (54)

Year of Election or Appointment: 2002

Chief Financial Officer of Spartan Total Market Index, Spartan Extended Market Index, and Spartan International Index. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

Kenneth A. Rathgeber (57)

Year of Election or Appointment: 2004

Chief Compliance Officer of Spartan Total Market Index, Spartan Extended Market Index, and Spartan International Index. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004) and Executive Vice President of Risk Oversight for Fidelity Investments (2002). Previously, he served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

John R. Hebble (46)

Year of Election or Appointment: 2003

Deputy Treasurer of Spartan Total Market Index, Spartan Extended Market Index, and Spartan International Index. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

Bryan A. Mehrmann (43)

Year of Election or Appointment: 2005

Deputy Treasurer of Spartan Total Market Index, Spartan Extended Market Index, and Spartan International Index. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kimberley H. Monasterio (41)

Year of Election or Appointment: 2004

Deputy Treasurer of Spartan Total Market Index, Spartan Extended Market Index, and Spartan International Index. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

John H. Costello (58)

Year of Election or Appointment: 1997

Assistant Treasurer of Spartan Total Market Index, Spartan Extended Market Index, and Spartan International Index. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.

Peter L. Lydecker (51)

Year of Election or Appointment: 2004

Assistant Treasurer of Spartan Total Market Index, Spartan Extended Market Index, and Spartan International Index. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

Mark Osterheld (49)

Year of Election or Appointment: 2002

Assistant Treasurer of Spartan Total Market Index, Spartan Extended Market Index, and Spartan International Index. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

Kenneth B. Robins (35)

Year of Election or Appointment: 2004

Assistant Treasurer of Spartan Total Market Index, Spartan Extended Market Index, and Spartan International Index. Mr. Robins also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Annual Report

Distributions

The Board of Trustees of each fund voted to pay shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

Fund	Pay Date	Record Date	Dividends	Capital Gains
Spartan Total Market Index	4/11/05	4/08/05	$0.09	-
Spartan Extended Market Index	4/11/05	4/08/05	$0.05	-
Spartan International Index	4/11/05	4/08/05	$0.08	$0.07

A percentage of the dividends distributed during the fiscal year for the following funds qualifies for the dividends-received deduction for corporate shareholders:

	April	December
Spartan Total Market Index	100%	100%
Spartan Extended Market Index	100%	86%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

	April	December
Spartan Total Market Index	100%	100%
Spartan Extended Market Index	100%	78%
Spartan International Index	41%	95%

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

Fund	Pay Date	Income	Taxes
Spartan International Index	4/5/2004	$.032	$.007
Spartan International Index	12/20/2004	$.223	$.051

The funds will notify shareholders in January 2006 of amounts for use in preparing 2005 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of each fund's shareholders was held on February 16, 2005. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Declaration of Trust to allow the Board of Trustees, if permitted by applicable law, to authorize fund mergers without shareholder approval. A
	# of Votes	% of Votes
Affirmative	10,502,614,583.85	74.230
Against	3,000,394,233.09	21.206
Abstain	545,336,560.50	3.854
Broker Non-Votes	100,423,419.53	.710
TOTAL	14,148,768,796.97	100.000
PROPOSAL 2
To elect a Board of Trustees. A
	# of Votes	% of Votes
Laura B. Cronin
Affirmative	13,205,702,370.66	93.335
Withheld	943,066,426.31	6.665
TOTAL	14,148,768,796.97	100.000
Dennis J. Dirks
Affirmative	13,217,407,408.54	93.417
Withheld	931,361,388.43	6.583
TOTAL	14,148,768,796.97	100.000
Robert M. Gates
Affirmative	13,235,776,992.42	93.547
Withheld	912,991,804.55	6.453
TOTAL	14,148,768,796.97	100.000
George H. Heilmeier
Affirmative	13,246,059,052.92	93.620
Withheld	902,709,744.05	6.380
TOTAL	14,148,768,796.97	100.000
Abigail P. Johnson
Affirmative	13,159,101,161.58	93.005
Withheld	989,667,635.39	6.995
TOTAL	14,148,768,796.97	100.000
Edward C. Johnson 3d
Affirmative	13,151,785,532.92	92.954
Withheld	996,983,264.05	7.046
TOTAL	14,148,768,796.97	100.000
Marie L. Knowles
Affirmative	13,248,528,348.18	93.637
Withheld	900,240,448.79	6.363
TOTAL	14,148,768,796.97	100.000
Ned C. Lautenbach
Affirmative	13,248,131,063.66	93.635
Withheld	900,637,733.31	6.365
TOTAL	14,148,768,796.97	100.000
	# of Votes	% of Votes
Marvin L. Mann
Affirmative	13,228,451,941.97	93.495
Withheld	920,316,855.00	6.505
TOTAL	14,148,768,796.97	100.000
William O. McCoy
Affirmative	13,238,220,203.24	93.564
Withheld	910,548,593.73	6.436
TOTAL	14,148,768,796.97	100.000
Robert L. Reynolds
Affirmative	13,229,581,237.92	93.503
Withheld	919,187,559.05	6.497
TOTAL	14,148,768,796.97	100.000
Cornelia M. Small
Affirmative	13,221,430,889.61	93.446
Withheld	927,337,907.36	6.554
TOTAL	14,148,768,796.97	100.000
William S. Stavropoulos
Affirmative	13,233,063,044.08	93.528
Withheld	915,705,752.89	6.472
TOTAL	14,148,768,796.97	100.000

J. Michael Cook, Ralph F. Cox, and Donald J. Kirk served on the Board of Trustees through December 31, 2004.

A Denotes trust-wide proposals and voting results.

Annual Report

Annual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Adviser

FMR Co., Inc.

Geode Capital Management, LLC

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Shareholder Servicing Agent

Fidelity Service Company, Inc.
Boston, MA

Custodian

Mellon Bank, N.A.
Pittsburg, PA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

SIF-UANNPRO-0405
1.790918.101

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Spartan®

U.S. Equity Index

Fund

Annual Report

February 28, 2005

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Auditors' Opinion	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

If additional copies of financial reports, prospectuses or historical account information are needed, or for more information on any Fidelity fund including charges and expenses, please call the appropriate number listed below or the number provided to your institutional or employer-sponsored retirement plan. Read the prospectus carefully before you invest or send money.
Retirement Plan Level Accounts
Corporate Clients 1-800-962-1375
"Not For Profit" Clients 1-800-343-0860
Financial and Other Institutions
Nationwide 1-800-221-5207
Other Investors 1-800-544-6666

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $100,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended February 28, 2005	Past 1 year	Past 5 years	Past 10 years
Spartan® U.S. Equity Index Fund	6.85%	-1.12%	11.11%

$100,000 Over 10 Years

Let's say hypothetically that $100,000 was invested in Spartan® US Equity Index Fund on February 28, 1995. The chart shows how the value of your investment would have changed, and also shows how the Standard & Poor's 500SM Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Jeffrey Adams, who oversees Spartan® U.S. Equity Index Fund's investment management team as Head of Indexing for Geode Capital Management, LLC

Stocks got off to a shaky start in the first month of the new year, but most major equity benchmarks managed to cling to their gains for the 12 months ending February 28, 2005. Small-cap stocks continued a six-year-plus run of outperforming large-caps, as the small-cap Russell 2000® Index gained 9.53% during the period, compared to 6.98% for the larger-cap Standard & Poor's 500SM Index. Mid-caps were among the market's biggest gainers, highlighted by the 14.98% rise in the Russell Midcap® Index. Turning to investment styles, value significantly outdistanced growth. The Russell 3000® Value Index advanced 13.71%, versus 1.47% for the Russell 3000 Growth Index. Energy was the best-performing sector, spurred by record-high oil prices. Technology fared worst, despite a strong rally in the fourth quarter of 2004. However, a good portion of that gain was wiped out in January and February, leaving the tech-heavy NASDAQ Composite® Index with a modest 1.64% increase for the one-year period. Large-cap blue-chip stocks fared somewhat better, but the 3.96% return of the Dow Jones Industrial AverageSM was well under its historical average of roughly 11%.

For the 12 months ending February 28, 2005, the fund gained 6.85%, in line with the S&P 500®'s gain and ahead of the LipperSM S&P 500 Index Objective Funds Average, which rose 6.34% during the same period. High oil prices helped energy companies such as ChevronTexaco, ConocoPhillips and, especially, Exxon Mobil - the world's largest energy producer. Apple Computer continued to benefit from meteoric sales of its iPod digital music player. Investors also hoped the iPod's popularity would lead to greater interest in the company's Macintosh computer line. Conversely, large-cap drug makers were particularly hard hit during the year, with Pfizer and Merck among the worst performers. Both companies were hurt by safety concerns surrounding several of their blockbuster drugs. Shares of Intel, the world's leading maker of semiconductors, declined significantly during the first half of the period as investors were concerned about falling profit margins and rising inventories - both of which signaled potential weakness in the cyclical semiconductor industry. As investor optimism subsequently increased, Intel made up some of its losses.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2004 to February 28, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value September 1, 2004	Ending Account Value February 28, 2005	Expenses Paid During Period* September 1, 2004 to February 28, 2005
Actual	$ 1,000.00	$ 1,099.20	$ .52
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,024.30	$ .50

* Expenses are equal to the Fund's annualized expense ratio of .10%; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report

Investment Changes

Top Ten Stocks as of February 28, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	3.6	2.9
General Electric Co.	3.2	3.3
Microsoft Corp.	2.4	2.8
Citigroup, Inc.	2.2	2.3
Wal-Mart Stores, Inc.	1.9	2.2
Pfizer, Inc.	1.8	2.4
Johnson & Johnson	1.7	1.7
Bank of America Corp.	1.7	1.8
American International Group, Inc.	1.5	1.8
International Business Machines Corp.	1.4	1.4
	21.4
Market Sectors as of February 28, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	19.9	21.0
Information Technology	15.1	15.3
Health Care	12.5	13.4
Industrials	11.4	11.4
Consumer Discretionary	11.3	10.8
Consumer Staples	10.6	11.1
Energy	8.7	6.8
Materials	3.2	3.0
Utilities	3.0	2.9
Telecommunication Services	3.0	3.6

Annual Report

Investments February 28, 2005

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 11.3%
Auto Components - 0.2%
Cooper Tire & Rubber Co.	139,176	$ 2,693
Dana Corp.	278,567	4,017
Delphi Corp.	1,043,614	7,170
Goodyear Tire & Rubber Co. (a)(d)	326,118	4,716
Johnson Controls, Inc.	354,026	20,923
Visteon Corp.	240,872	1,616
		41,135
Automobiles - 0.5%
Ford Motor Co.	3,402,649	43,044
General Motors Corp.	1,050,364	37,466
Harley-Davidson, Inc.	546,433	33,813
		114,323
Distributors - 0.1%
Genuine Parts Co.	324,737	14,055
Hotels, Restaurants & Leisure - 1.5%
Carnival Corp. unit	1,177,751	64,046
Darden Restaurants, Inc.	292,363	7,835
Harrah's Entertainment, Inc.	208,455	13,673
Hilton Hotels Corp.	717,889	15,119
International Game Technology	640,894	19,522
Marriott International, Inc. Class A	415,900	26,659
McDonald's Corp.	2,337,981	77,340
Starbucks Corp. (a)	743,838	38,538
Starwood Hotels & Resorts Worldwide, Inc. unit	385,508	22,066
Wendy's International, Inc.	211,940	8,022
Yum! Brands, Inc.	544,724	26,572
		319,392
Household Durables - 0.6%
Black & Decker Corp.	150,199	12,455
Centex Corp.	231,145	14,699
Fortune Brands, Inc.	268,120	21,718
KB Home	86,202	10,758
Leggett & Platt, Inc.	354,990	9,823
Maytag Corp.	147,316	2,245
Newell Rubbermaid, Inc.	511,043	11,391
Pulte Homes, Inc.	237,258	18,511
Snap-On, Inc.	106,959	3,540
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Household Durables - continued
The Stanley Works	152,958	$ 7,074
Whirlpool Corp.	123,574	7,878
		120,092
Internet & Catalog Retail - 0.5%
eBay, Inc. (a)	2,465,736	105,632
Leisure Equipment & Products - 0.2%
Brunswick Corp.	178,890	8,343
Eastman Kodak Co.	533,097	18,120
Hasbro, Inc.	329,151	6,952
Mattel, Inc.	771,716	16,144
		49,559
Media - 3.8%
Clear Channel Communications, Inc.	1,066,656	35,498
Comcast Corp. Class A (a)	4,128,375	134,379
Dow Jones & Co., Inc.	152,369	5,653
Gannett Co., Inc.	474,779	37,389
Interpublic Group of Companies, Inc. (a)	786,419	10,334
Knight-Ridder, Inc.	143,273	9,384
McGraw-Hill Companies, Inc.	353,198	32,441
Meredith Corp.	93,031	4,269
News Corp. Class A	4,859,049	80,855
Omnicom Group, Inc.	346,568	31,562
The New York Times Co. Class A	269,765	9,890
Time Warner, Inc. (a)	8,518,115	146,767
Tribune Co.	590,804	24,063
Univision Communications, Inc. Class A (a)	601,064	15,862
Viacom, Inc. Class B (non-vtg.)	3,170,983	110,667
Walt Disney Co.	3,799,971	106,171
		795,184
Multiline Retail - 1.1%
Big Lots, Inc. (a)	209,875	2,449
Dillard's, Inc. Class A	152,712	3,558
Dollar General Corp.	609,317	12,936
Family Dollar Stores, Inc.	311,792	10,264
Federated Department Stores, Inc.	314,734	17,767
JCPenney Co., Inc.	531,102	23,629
Kohl's Corp. (a)	638,028	30,542
Nordstrom, Inc.	260,495	14,004
Sears, Roebuck & Co.	384,649	19,206
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Multiline Retail - continued
Target Corp.	1,665,275	$ 84,629
The May Department Stores Co.	542,978	18,738
		237,722
Specialty Retail - 2.3%
AutoNation, Inc. (a)	492,014	9,609
AutoZone, Inc. (a)	148,429	14,383
Bed Bath & Beyond, Inc. (a)	559,607	20,996
Best Buy Co., Inc.	603,308	32,591
Circuit City Stores, Inc.	363,362	5,679
Gap, Inc.	1,630,542	34,779
Home Depot, Inc.	4,083,835	163,435
Limited Brands, Inc.	756,120	17,981
Lowe's Companies, Inc.	1,437,154	84,476
Office Depot, Inc. (a)	580,978	11,184
OfficeMax, Inc. Delaware	173,732	5,485
RadioShack Corp.	294,689	8,711
Sherwin-Williams Co.	262,851	11,644
Staples, Inc.	925,898	29,184
Tiffany & Co., Inc.	270,559	8,157
TJX Companies, Inc.	896,119	21,883
Toys 'R' Us, Inc. (a)	399,896	9,146
		489,323
Textiles, Apparel & Luxury Goods - 0.5%
Coach, Inc. (a)	351,371	19,512
Jones Apparel Group, Inc.	227,302	7,221
Liz Claiborne, Inc.	201,865	8,539
NIKE, Inc. Class B	488,188	42,448
Reebok International Ltd.	108,045	4,771
VF Corp.	206,617	12,347
		94,838
TOTAL CONSUMER DISCRETIONARY		2,381,255
CONSUMER STAPLES - 10.6%
Beverages - 2.3%
Anheuser-Busch Companies, Inc.	1,469,331	69,720
Brown-Forman Corp. Class B (non-vtg.)	226,428	11,525
Coca-Cola Enterprises, Inc.	872,589	18,630
Molson Coors Brewing Co. Class B	142,747	9,925
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER STAPLES - continued
Beverages - continued
Pepsi Bottling Group, Inc.	465,063	$ 12,659
PepsiCo, Inc.	3,132,705	168,727
The Coca-Cola Co.	4,499,475	192,578
		483,764
Food & Staples Retailing - 3.2%
Albertsons, Inc.	684,475	15,325
Costco Wholesale Corp.	872,260	40,639
CVS Corp.	744,002	37,074
Kroger Co. (a)	1,374,512	24,727
Safeway, Inc. (a)	832,211	15,313
SUPERVALU, Inc.	249,621	7,930
Sysco Corp.	1,189,787	40,952
Wal-Mart Stores, Inc.	7,875,697	406,465
Walgreen Co.	1,900,550	81,401
		669,826
Food Products - 1.3%
Archer-Daniels-Midland Co.	1,217,159	29,334
Campbell Soup Co.	765,148	21,195
ConAgra Foods, Inc.	956,471	26,131
General Mills, Inc.	677,613	35,487
H.J. Heinz Co.	649,636	24,452
Hershey Foods Corp.	457,704	28,835
Kellogg Co.	767,838	33,785
McCormick & Co., Inc. (non-vtg.)	254,194	9,657
Sara Lee Corp.	1,459,517	32,693
Wm. Wrigley Jr. Co.	417,413	27,783
		269,352
Household Products - 1.8%
Clorox Co.	282,663	16,971
Colgate-Palmolive Co.	986,143	52,187
Kimberly-Clark Corp.	907,096	59,850
Procter & Gamble Co.	4,717,543	250,454
		379,462
Personal Products - 0.6%
Alberto-Culver Co.	169,192	8,844
Avon Products, Inc.	879,503	37,616
Gillette Co.	1,846,362	92,780
		139,240
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER STAPLES - continued
Tobacco - 1.4%
Altria Group, Inc.	3,817,221	$ 250,601
Reynolds American, Inc.	274,434	22,490
UST, Inc.	307,235	16,790
		289,881
TOTAL CONSUMER STAPLES		2,231,525
ENERGY - 8.7%
Energy Equipment & Services - 1.1%
Baker Hughes, Inc.	623,856	29,496
BJ Services Co.	300,325	15,004
Halliburton Co.	932,608	41,007
Nabors Industries Ltd. (a)	278,001	15,957
Noble Corp.	251,689	14,364
Rowan Companies, Inc.	199,364	6,316
Schlumberger Ltd. (NY Shares)	1,094,931	82,613
Transocean, Inc. (a)	598,020	28,992
		233,749
Oil & Gas - 7.6%
Amerada Hess Corp.	170,450	17,113
Anadarko Petroleum Corp.	460,043	35,359
Apache Corp.	607,124	38,176
Ashland, Inc.	132,187	8,630
Burlington Resources, Inc.	728,052	36,133
ChevronTexaco Corp.	3,940,100	244,601
ConocoPhillips	1,283,664	142,346
Devon Energy Corp.	903,819	42,290
El Paso Corp.	1,196,169	14,749
EOG Resources, Inc.	220,533	20,095
Exxon Mobil Corp.	11,997,803	759,583
Kerr-McGee Corp.	282,108	21,909
Kinder Morgan, Inc.	230,439	18,474
Marathon Oil Corp.	644,476	30,509
Occidental Petroleum Corp.	734,086	51,584
Sunoco, Inc.	128,880	12,772
Unocal Corp.	489,432	26,478
Valero Energy Corp.	477,227	33,998
Common Stocks - continued
	Shares	Value (Note 1) (000s)
ENERGY - continued
Oil & Gas - continued
Williams Companies, Inc.	1,034,824	$ 19,486
XTO Energy, Inc.	484,332	22,047
		1,596,332
TOTAL ENERGY		1,830,081
FINANCIALS - 19.9%
Capital Markets - 2.8%
Bank of New York Co., Inc.	1,444,775	43,704
Bear Stearns Companies, Inc.	210,696	20,964
Charles Schwab Corp.	2,505,048	26,303
E*TRADE Financial Corp. (a)	691,626	9,178
Federated Investors, Inc. Class B (non-vtg.)	199,835	5,903
Franklin Resources, Inc.	463,829	32,556
Goldman Sachs Group, Inc.	900,475	97,972
Janus Capital Group, Inc.	439,403	6,165
Lehman Brothers Holdings, Inc.	501,067	45,687
Mellon Financial Corp.	787,641	22,590
Merrill Lynch & Co., Inc.	1,732,241	101,475
Morgan Stanley	2,035,634	114,952
Northern Trust Corp.	407,648	17,223
State Street Corp.	620,002	27,187
T. Rowe Price Group, Inc.	238,357	14,633
		586,492
Commercial Banks - 5.7%
AmSouth Bancorp.	660,380	16,496
Bank of America Corp.	7,511,846	350,428
BB&T Corp.	1,027,245	40,217
Comerica, Inc.	317,248	18,109
Compass Bancshares, Inc.	228,094	10,358
Fifth Third Bancorp	1,099,980	49,246
First Horizon National Corp.	228,981	9,743
Huntington Bancshares, Inc.	429,741	9,678
KeyCorp	756,134	24,952
M&T Bank Corp.	216,014	21,388
Marshall & Ilsley Corp.	415,485	16,823
National City Corp.	1,259,955	45,069
North Fork Bancorp, Inc., New York	875,222	25,215
PNC Financial Services Group, Inc.	525,662	27,671
Regions Financial Corp. New	864,341	27,884
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Commercial Banks - continued
SunTrust Banks, Inc.	689,522	$ 49,949
Synovus Financial Corp.	575,851	15,640
U.S. Bancorp, Delaware	3,472,381	103,303
Wachovia Corp.	2,982,350	158,094
Wells Fargo & Co.	3,146,392	186,833
Zions Bancorp	166,757	11,023
		1,218,119
Consumer Finance - 1.3%
American Express Co.	2,334,363	126,406
Capital One Financial Corp.	451,395	34,613
MBNA Corp.	2,376,096	60,282
Providian Financial Corp. (a)	545,100	9,348
SLM Corp.	799,420	39,012
		269,661
Diversified Financial Services - 3.6%
CIT Group, Inc.	390,834	15,770
Citigroup, Inc.	9,651,401	460,565
J.P. Morgan Chase & Co.	6,625,138	242,149
Moody's Corp.	275,074	23,081
Principal Financial Group, Inc.	570,857	22,275
		763,840
Insurance - 4.3%
ACE Ltd.	528,494	23,497
AFLAC, Inc.	940,987	36,068
Allstate Corp.	1,276,213	68,507
AMBAC Financial Group, Inc.	202,149	15,723
American International Group, Inc.	4,843,795	323,566
Aon Corp.	588,508	14,424
Cincinnati Financial Corp.	312,499	13,978
Hartford Financial Services Group, Inc.	546,271	39,304
Jefferson-Pilot Corp.	253,836	12,428
Lincoln National Corp.	324,676	15,211
Loews Corp.	345,032	24,594
Marsh & McLennan Companies, Inc.	979,849	31,992
MBIA, Inc.	261,760	15,339
MetLife, Inc.	1,384,219	56,808
Progressive Corp.	372,382	32,434
Prudential Financial, Inc.	954,068	54,382
SAFECO Corp.	235,851	11,248
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Insurance - continued
St. Paul Travelers Companies, Inc.	1,244,948	$ 47,706
The Chubb Corp.	356,277	28,185
Torchmark Corp.	201,107	10,480
UnumProvident Corp.	551,365	9,329
XL Capital Ltd. Class A	257,921	19,344
		904,547
Real Estate - 0.5%
Apartment Investment & Management Co. Class A	176,250	6,743
Archstone-Smith Trust	363,928	12,312
Equity Office Properties Trust	749,894	22,624
Equity Residential (SBI)	525,837	17,253
Plum Creek Timber Co., Inc.	341,329	12,817
ProLogis	341,939	13,595
Simon Property Group, Inc.	411,344	25,487
		110,831
Thrifts & Mortgage Finance - 1.7%
Countrywide Financial Corp.	1,079,295	37,506
Fannie Mae	1,800,081	105,233
Freddie Mac	1,282,358	79,506
Golden West Financial Corp., Delaware	569,457	35,244
MGIC Investment Corp.	180,024	11,295
Sovereign Bancorp, Inc.	696,996	15,989
Washington Mutual, Inc.	1,623,667	68,129
		352,902
TOTAL FINANCIALS		4,206,392
HEALTH CARE - 12.5%
Biotechnology - 1.2%
Amgen, Inc. (a)	2,362,083	145,528
Applera Corp. - Applied Biosystems Group	364,564	7,488
Biogen Idec, Inc. (a)	620,389	23,978
Chiron Corp. (a)(d)	347,457	12,363
Genzyme Corp. - General Division (a)	460,896	25,852
Gilead Sciences, Inc. (a)	805,087	27,816
MedImmune, Inc. (a)	462,539	11,138
		254,163
Health Care Equipment & Supplies - 2.2%
Bausch & Lomb, Inc.	99,471	7,042
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Baxter International, Inc.	1,146,406	$ 40,881
Becton, Dickinson & Co.	471,068	28,203
Biomet, Inc.	470,724	19,874
Boston Scientific Corp. (a)	1,570,419	51,290
C.R. Bard, Inc.	194,629	12,943
Fisher Scientific International, Inc. (a)	218,142	13,230
Guidant Corp.	592,454	43,480
Hospira, Inc. (a)	290,237	8,591
Medtronic, Inc.	2,247,832	117,157
Millipore Corp. (a)	92,469	4,185
PerkinElmer, Inc.	238,205	5,283
St. Jude Medical, Inc. (a)	664,853	25,996
Stryker Corp.	747,635	37,128
Thermo Electron Corp. (a)	297,434	8,168
Waters Corp. (a)	224,671	10,975
Zimmer Holdings, Inc. (a)	456,196	39,187
		473,613
Health Care Providers & Services - 2.4%
Aetna, Inc.	274,650	40,104
AmerisourceBergen Corp.	206,627	12,377
Cardinal Health, Inc.	803,559	47,048
Caremark Rx, Inc. (a)	845,395	32,362
CIGNA Corp.	249,686	22,671
Express Scripts, Inc. (a)	141,373	10,644
HCA, Inc.	783,293	36,979
Health Management Associates, Inc. Class A	452,608	10,396
Humana, Inc. (a)	296,428	9,862
IMS Health, Inc.	431,318	10,503
Laboratory Corp. of America Holdings (a)	257,258	12,320
Manor Care, Inc.	160,711	5,475
McKesson Corp.	546,589	20,410
Medco Health Solutions, Inc. (a)	506,753	22,510
Quest Diagnostics, Inc.	188,228	18,710
Tenet Healthcare Corp. (a)	867,809	9,468
UnitedHealth Group, Inc.	1,215,650	110,819
WellPoint, Inc. (a)	548,963	67,006
		499,664
Pharmaceuticals - 6.7%
Abbott Laboratories	2,896,270	133,199
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Allergan, Inc.	244,183	$ 18,358
Bristol-Myers Squibb Co.	3,618,220	90,564
Eli Lilly & Co.	2,104,540	117,854
Forest Laboratories, Inc. (a)	685,131	29,255
Johnson & Johnson	5,519,191	362,059
King Pharmaceuticals, Inc. (a)	449,185	4,290
Merck & Co., Inc.	4,124,038	130,732
Mylan Laboratories, Inc.	500,420	8,807
Pfizer, Inc.	14,005,571	368,206
Schering-Plough Corp.	2,738,915	51,902
Watson Pharmaceuticals, Inc. (a)	203,634	6,463
Wyeth	2,481,224	101,284
		1,422,973
TOTAL HEALTH CARE		2,650,413
INDUSTRIALS - 11.4%
Aerospace & Defense - 2.1%
General Dynamics Corp.	372,537	39,247
Goodrich Corp.	221,133	8,189
Honeywell International, Inc.	1,599,614	60,737
L-3 Communications Holdings, Inc.	214,128	15,439
Lockheed Martin Corp.	823,279	48,755
Northrop Grumman Corp.	684,765	36,224
Raytheon Co.	840,669	32,147
Rockwell Collins, Inc.	328,279	15,117
The Boeing Co.	1,561,466	85,834
United Technologies Corp.	950,436	94,930
		436,619
Air Freight & Logistics - 1.0%
FedEx Corp.	559,002	54,659
Ryder System, Inc.	119,619	5,079
United Parcel Service, Inc. Class B	2,084,412	161,521
		221,259
Airlines - 0.1%
Delta Air Lines, Inc. (a)(d)	258,998	1,202
Southwest Airlines Co.	1,449,829	20,080
		21,282
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Building Products - 0.2%
American Standard Companies, Inc.	398,884	$ 18,269
Masco Corp.	833,076	28,091
		46,360
Commercial Services & Supplies - 1.0%
Allied Waste Industries, Inc. (a)	591,804	4,865
Apollo Group, Inc. Class A (a)	344,546	25,372
Avery Dennison Corp.	205,472	12,472
Cendant Corp.	1,957,948	43,310
Cintas Corp.	319,208	13,975
Equifax, Inc.	251,173	7,633
H&R Block, Inc.	306,282	16,325
Monster Worldwide, Inc. (a)	221,417	6,388
Pitney Bowes, Inc.	428,885	19,669
R.R. Donnelley & Sons Co.	408,373	13,562
Robert Half International, Inc.	322,418	9,405
Waste Management, Inc.	1,064,026	31,112
		204,088
Construction & Engineering - 0.0%
Fluor Corp.	155,873	9,781
Electrical Equipment - 0.4%
American Power Conversion Corp.	355,734	7,833
Cooper Industries Ltd. Class A	170,741	11,844
Emerson Electric Co.	780,612	51,770
Power-One, Inc. (a)	156,075	908
Rockwell Automation, Inc.	342,542	21,289
		93,644
Industrial Conglomerates - 4.5%
3M Co.	1,447,929	121,539
General Electric Co.	19,661,127	692,072
Textron, Inc.	255,814	19,787
Tyco International Ltd.	3,740,962	125,247
		958,645
Machinery - 1.5%
Caterpillar, Inc.	634,648	60,323
Cummins, Inc.	84,650	6,214
Danaher Corp.	573,994	31,093
Deere & Co.	461,545	32,820
Dover Corp.	378,180	14,624
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Machinery - continued
Eaton Corp.	282,497	$ 19,704
Illinois Tool Works, Inc.	549,944	49,357
Ingersoll-Rand Co. Ltd. Class A	320,288	26,984
ITT Industries, Inc.	171,748	15,105
Navistar International Corp. (a)	129,823	5,123
PACCAR, Inc.	323,134	24,319
Pall Corp.	230,598	6,242
Parker Hannifin Corp.	222,232	14,623
		306,531
Road & Rail - 0.5%
Burlington Northern Santa Fe Corp.	699,033	35,140
CSX Corp.	399,520	16,504
Norfolk Southern Corp.	736,409	26,430
Union Pacific Corp.	482,759	30,631
		108,705
Trading Companies & Distributors - 0.1%
W.W. Grainger, Inc.	167,535	10,518
TOTAL INDUSTRIALS		2,417,432
INFORMATION TECHNOLOGY - 15.1%
Communications Equipment - 2.4%
ADC Telecommunications, Inc. (a)	1,504,225	3,460
Andrew Corp. (a)	299,010	3,618
Avaya, Inc. (a)	851,320	11,918
CIENA Corp. (a)	1,063,297	2,105
Cisco Systems, Inc. (a)	12,246,462	213,333
Comverse Technology, Inc. (a)	367,523	8,530
Corning, Inc. (a)	2,607,674	29,910
JDS Uniphase Corp. (a)	2,685,370	5,102
Lucent Technologies, Inc. (a)	8,220,629	25,237
Motorola, Inc.	4,527,074	70,894
QUALCOMM, Inc.	3,048,169	110,069
Scientific-Atlanta, Inc.	285,058	8,808
Tellabs, Inc. (a)	859,165	6,091
		499,075
Computers & Peripherals - 3.8%
Apple Computer, Inc. (a)	1,495,400	67,084
Dell, Inc. (a)	4,620,097	185,220
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
EMC Corp. (a)	4,456,379	$ 56,418
Gateway, Inc. (a)	695,015	3,267
Hewlett-Packard Co.	5,616,154	116,816
International Business Machines Corp.	3,095,952	286,623
Lexmark International, Inc. Class A (a)	240,103	19,239
NCR Corp. (a)	346,765	13,520
Network Appliance, Inc. (a)	667,209	20,023
QLogic Corp. (a)	172,083	6,933
Sun Microsystems, Inc. (a)	6,254,216	26,393
		801,536
Electronic Equipment & Instruments - 0.3%
Agilent Technologies, Inc. (a)	903,048	21,673
Jabil Circuit, Inc. (a)	374,725	9,634
Molex, Inc.	350,368	8,805
Sanmina-SCI Corp. (a)	969,187	5,379
Solectron Corp. (a)	1,805,453	8,937
Symbol Technologies, Inc.	447,483	7,934
Tektronix, Inc.	167,329	4,839
		67,201
Internet Software & Services - 0.4%
Yahoo!, Inc. (a)	2,556,668	82,504
IT Services - 1.0%
Affiliated Computer Services, Inc. Class A (a)(d)	239,090	12,361
Automatic Data Processing, Inc.	1,083,355	46,541
Computer Sciences Corp. (a)	352,013	16,274
Convergys Corp. (a)	263,325	3,947
Electronic Data Systems Corp.	955,586	20,354
First Data Corp.	1,543,358	63,309
Fiserv, Inc. (a)	363,726	13,800
Paychex, Inc.	703,280	22,456
Sabre Holdings Corp. Class A	251,902	5,310
SunGard Data Systems, Inc. (a)	537,166	14,025
Unisys Corp. (a)	624,680	4,798
		223,175
Office Electronics - 0.1%
Xerox Corp. (a)	1,772,896	27,657
Semiconductors & Semiconductor Equipment - 3.1%
Advanced Micro Devices, Inc. (a)	717,545	12,521
Altera Corp. (a)	692,342	14,359
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Analog Devices, Inc.	698,924	$ 25,664
Applied Materials, Inc. (a)(d)	3,158,183	55,268
Applied Micro Circuits Corp. (a)	573,052	1,977
Broadcom Corp. Class A (a)	611,966	19,736
Freescale Semiconductor, Inc. Class B (a)	724,991	13,905
Intel Corp.	11,759,332	281,989
KLA-Tencor Corp.	363,438	17,957
Linear Technology Corp.	571,009	22,304
LSI Logic Corp. (a)	715,855	4,567
Maxim Integrated Products, Inc.	604,855	26,021
Micron Technology, Inc. (a)	1,138,857	13,097
National Semiconductor Corp.	666,009	13,287
Novellus Systems, Inc. (a)	259,962	7,678
NVIDIA Corp. (a)	309,056	8,960
PMC-Sierra, Inc. (a)	331,394	3,297
Teradyne, Inc. (a)	361,084	5,568
Texas Instruments, Inc.	3,213,404	85,059
Xilinx, Inc.	647,718	19,561
		652,775
Software - 4.0%
Adobe Systems, Inc.	443,805	27,405
Autodesk, Inc.	426,869	12,687
BMC Software, Inc. (a)	412,740	6,170
Citrix Systems, Inc. (a)	315,022	7,088
Computer Associates International, Inc.	1,089,239	29,507
Compuware Corp. (a)	719,983	4,867
Electronic Arts, Inc. (a)	567,837	36,620
Intuit, Inc. (a)	348,557	14,918
Mercury Interactive Corp. (a)(d)	156,970	7,202
Microsoft Corp.	20,218,060	509,091
Novell, Inc. (a)	699,060	3,663
Oracle Corp. (a)	9,537,613	123,131
Parametric Technology Corp. (a)	500,463	2,878
Siebel Systems, Inc. (a)	944,984	8,061
Symantec Corp. (a)	1,319,554	29,043
VERITAS Software Corp. (a)	785,071	19,014
		841,345
TOTAL INFORMATION TECHNOLOGY		3,195,268
Common Stocks - continued
	Shares	Value (Note 1) (000s)
MATERIALS - 3.2%
Chemicals - 1.8%
Air Products & Chemicals, Inc.	422,743	$ 26,472
Dow Chemical Co.	1,753,638	96,713
E.I. du Pont de Nemours & Co.	1,847,056	98,448
Eastman Chemical Co.	144,937	8,369
Ecolab, Inc.	479,211	15,196
Engelhard Corp.	227,424	6,880
Great Lakes Chemical Corp.	94,940	2,535
Hercules, Inc. (a)	208,206	2,986
International Flavors & Fragrances, Inc.	175,249	7,236
Monsanto Co.	491,681	28,901
PPG Industries, Inc.	319,722	23,004
Praxair, Inc.	603,883	27,072
Rohm & Haas Co.	418,088	20,139
Sigma Aldrich Corp.	128,426	7,912
		371,863
Construction Materials - 0.0%
Vulcan Materials Co.	190,470	11,021
Containers & Packaging - 0.2%
Ball Corp.	209,392	9,297
Bemis Co., Inc.	198,816	5,933
Pactiv Corp. (a)	275,993	6,240
Sealed Air Corp. (a)	155,440	8,125
Temple-Inland, Inc.	104,151	8,353
		37,948
Metals & Mining - 0.7%
Alcoa, Inc.	1,618,785	51,995
Allegheny Technologies, Inc.	177,572	4,370
Freeport-McMoRan Copper & Gold, Inc. Class B	331,973	13,883
Newmont Mining Corp.	825,481	37,163
Nucor Corp.	295,840	18,443
Phelps Dodge Corp.	177,555	18,901
United States Steel Corp.	211,409	13,183
		157,938
Paper & Forest Products - 0.5%
Georgia-Pacific Corp.	479,912	17,186
International Paper Co.	904,900	33,798
Louisiana-Pacific Corp.	204,656	5,376
Common Stocks - continued
	Shares	Value (Note 1) (000s)
MATERIALS - continued
Paper & Forest Products - continued
MeadWestvaco Corp.	376,814	$ 11,817
Weyerhaeuser Co.	446,107	29,858
		98,035
TOTAL MATERIALS		676,805
TELECOMMUNICATION SERVICES - 3.0%
Diversified Telecommunication Services - 2.7%
ALLTEL Corp.	564,979	32,317
AT&T Corp.	1,480,050	28,757
BellSouth Corp.	3,406,525	87,888
CenturyTel, Inc.	250,246	8,418
Citizens Communications Co.	623,789	8,321
Qwest Communications International, Inc. (a)	3,377,045	13,170
SBC Communications, Inc.	6,165,681	148,285
Sprint Corp.	2,735,461	64,776
Verizon Communications, Inc.	5,149,445	185,226
		577,158
Wireless Telecommunication Services - 0.3%
Nextel Communications, Inc. Class A (a)	2,066,648	60,821
TOTAL TELECOMMUNICATION SERVICES		637,979
UTILITIES - 3.0%
Electric Utilities - 2.0%
Allegheny Energy, Inc. (a)	255,201	4,831
Ameren Corp.	362,224	18,644
American Electric Power Co., Inc.	735,861	24,578
CenterPoint Energy, Inc.	572,455	6,858
Cinergy Corp.	356,314	14,413
Consolidated Edison, Inc.	450,030	19,239
DTE Energy Co.	323,491	14,305
Edison International	605,900	19,680
Entergy Corp.	415,756	28,737
Exelon Corp.	1,232,139	55,890
FirstEnergy Corp.	613,388	25,296
FPL Group, Inc.	345,199	27,392
PG&E Corp.	749,683	26,374
Pinnacle West Capital Corp.	170,237	7,107
PPL Corp.	351,546	19,173
Common Stocks - continued
	Shares	Value (Note 1) (000s)
UTILITIES - continued
Electric Utilities - continued
Progress Energy, Inc.	459,433	$ 19,912
Southern Co.	1,375,592	44,184
TECO Energy, Inc.	371,269	5,899
TXU Corp.	446,828	34,071
Xcel Energy, Inc.	744,487	13,192
		429,775
Gas Utilities - 0.1%
KeySpan Corp.	298,634	11,811
Nicor, Inc.	81,929	3,055
NiSource, Inc.	502,804	11,383
Peoples Energy Corp.	69,955	2,993
		29,242
Multi-Utilities & Unregulated Power - 0.9%
AES Corp. (a)	1,206,565	20,198
Calpine Corp. (a)(d)	993,606	3,289
CMS Energy Corp. (a)	362,092	4,396
Constellation Energy Group, Inc.	327,007	16,831
Dominion Resources, Inc.	616,401	44,399
Duke Energy Corp.	1,778,965	48,014
Dynegy, Inc. Class A (a)	706,693	2,940
Public Service Enterprise Group, Inc.	442,045	24,114
Sempra Energy	434,023	17,361
		181,542
TOTAL UTILITIES		640,559
TOTAL COMMON STOCKS (Cost $15,267,245)		20,867,709
U.S. Treasury Obligations - 0.1%
	Principal Amount (000s)
U.S. Treasury Bills, yield at date of purchase 2.15% 3/10/05 (e) (Cost $25,985)	$ 26,000	25,985
Money Market Funds - 1.1%
	Shares	Value (Note 1) (000s)
Fidelity Cash Central Fund, 2.51% (b)	204,429,377	$ 204,429
Fidelity Securities Lending Cash Central Fund, 2.52% (b)(c)	19,526,988	19,527
TOTAL MONEY MARKET FUNDS (Cost $223,956)		223,956
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $15,517,186)		21,117,650
NET OTHER ASSETS - 0.1%		14,987
NET ASSETS - 100%		$ 21,132,637
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
887 S&P 500 Index Contracts	March 2005	$ 267,009	$ 2,909

The face value of futures purchased as a percentage of net assets - 1.3%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $14,676,000.
Income Tax Information

At February 28, 2005, the fund had a capital loss carryforward of approximately $649,616,000 of which $131,386,000, $477,268,000 and $40,962,000 will expire on February 28, 2010, 2011 and February 29, 2012, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	February 28, 2005

Assets
Investment in securities, at value (including securities loaned of $18,196) (cost $15,517,186) - See accompanying schedule		$ 21,117,650
Receivable for fund shares sold		32,401
Dividends receivable		37,884
Interest receivable		328
Prepaid expenses		76
Receivable from investment adviser for expense reductions		6,012
Other affiliated receivables		66
Other receivables		33
Total assets		21,194,450

Liabilities
Payable for fund shares redeemed	$ 31,124
Accrued management fee	4,202
Payable for daily variation on futures contracts	1,732
Other affiliated payables	2,649
Other payables and accrued expenses	2,579
Collateral on securities loaned, at value	19,527
Total liabilities		61,813

Net Assets		$ 21,132,637
Net Assets consist of:
Paid in capital		$ 16,295,807
Undistributed net investment income		60,282
Accumulated undistributed net realized gain (loss) on investments		(826,825)
Net unrealized appreciation (depreciation) on investments		5,603,373
Net Assets, for 495,088 shares outstanding		$ 21,132,637
Net Asset Value, offering price and redemption price per share ($21,132,637 ÷ 495,088 shares)		$ 42.68

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended February 28, 2005

Investment Income
Dividends		$ 332,077
Special Dividends		59,113
Interest		3,406
Security lending		309
Total income		394,905

Expenses
Management fee	$ 46,178
Transfer agent fees	25,347
Accounting and security lending fees	1,429
Non-interested trustees' compensation	102
Appreciation in deferred trustee compensation account	22
Custodian fees and expenses	276
Registration fees	470
Audit	150
Legal	41
Miscellaneous	2,428
Total expenses before reductions	76,443
Expense reductions	(49,547)	26,896
Net investment income (loss)		368,009
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	157,240
Futures contracts	20,252
Total net realized gain (loss)		177,492
Change in net unrealized appreciation (depreciation) on: Investment securities	788,344
Futures contracts	(3,379)
Total change in net unrealized appreciation (depreciation)		784,965
Net gain (loss)		962,457
Net increase (decrease) in net assets resulting from operations		$ 1,330,466

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended February 28, 2005	Year ended February 29, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 368,009	$ 242,809
Net realized gain (loss)	177,492	68,093
Change in net unrealized appreciation (depreciation)	784,965	4,636,456
Net increase (decrease) in net assets resulting from operations	1,330,466	4,947,358
Distributions to shareholders from net investment income	(350,633)	(234,534)
Share transactions Proceeds from sales of shares	5,775,743	5,456,982
Reinvestment of distributions	346,499	231,370
Cost of shares redeemed	(4,531,372)	(4,188,308)
Net increase (decrease) in net assets resulting from share transactions	1,590,870	1,500,044
Total increase (decrease) in net assets	2,570,703	6,212,868

Net Assets
Beginning of period	18,561,934	12,349,066
End of period (including undistributed net investment income of $60,282 and undistributed net investment income of $42,900, respectively)	$ 21,132,637	$ 18,561,934
Other Information Shares
Sold	142,943	152,658
Issued in reinvestment of distributions	8,443	6,661
Redeemed	(112,656)	(116,383)
Net increase (decrease)	38,730	42,936

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended February 28,	2005	2004 E	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 40.67	$ 29.87	$ 39.26	$ 44.04	$ 48.52
Income from Investment Operations
Net investment income (loss) B	.77 C	.55	.51	.50	.52
Net realized and unrealized gain (loss)	1.98	10.79	(9.39)	(4.76)	(4.47)
Total from investment operations	2.75	11.34	(8.88)	(4.26)	(3.95)
Distributions from net investment income	(.74)	(.54)	(.51)	(.49)	(.53)
Distributions from net realized gain	-	-	-	(.03)	-
Total distributions	(.74)	(.54)	(.51)	(.52)	(.53)
Net asset value, end of period	$ 42.68	$ 40.67	$ 29.87	$ 39.26	$ 44.04
Total Return A	6.85%	38.29%	(22.79)%	(9.69)%	(8.26)%
Ratios to Average Net Assets D
Expenses before expense reductions	.40%	.40%	.39%	.40%	.39%
Expenses net of voluntary waivers, if any	.14%	.19%	.19%	.19%	.19%
Expenses net of all reductions	.14%	.19%	.19%	.18%	.17%
Net investment income (loss)	1.91% C	1.55%	1.51%	1.23%	1.03%
Supplemental Data
Net assets, end of period (in millions)	$ 21,133	$ 18,562	$ 12,349	$ 15,963	$ 16,846
Portfolio turnover rate	5%	5%	6%	4%	12%
A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Investment income per share reflects a special dividend which amounted to $.12 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 1.61%.

D Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

E For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended February 28, 2005

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Spartan U.S. Equity Index Fund (the fund) is a fund of Fidelity Concord Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Large, non-recurring dividends recognized by the fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, redemptions in kind, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 7,565,480
Unrealized depreciation	(2,139,316)
Net unrealized appreciation (depreciation)	5,426,164
Undistributed ordinary income	60,590
Capital loss carryforward	(649,616)

Cost for federal income tax purposes	$ 15,691,486

The tax character of distributions paid was as follows:

	February 28, 2005	February 29, 2004
Ordinary Income	$ 350,633	$ 234,534

Annual Report

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, and in-kind transactions aggregated $2,188,772 and $652,005, respectively.

Securities received and delivered on an in-kind basis aggregated $209,297 and $288,538, respectively. Realized gain (loss) of $190,640 on securities delivered on an in-kind basis is included in the accompanying Statement of Operations as realized gain or loss on investment securities and is not taxable to the fund.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee that is based on an annual rate of .24% of the fund's average net assets.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the fund. Geode provides discretionary investment advisory services to the fund and is paid by FMR for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .13% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $3,079 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency

Annual Report

6. Security Lending - continued

or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

FMR voluntarily agreed to reimburse the fund to the extent annual operating expenses exceeded certain levels of average net assets. During the period, these levels ranged between .19% and .10%. The expense limitation in effect at period end was .10%. Some expenses, for example interest expense, are excluded from this reimbursement. During the period, this reimbursement reduced the fund's expenses by $49,081.

In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and transfer agent expenses by $10 and $456, respectively.

On February 17, 2005, the Board of Trustees approved an expense contract and an amendment to the fund's management contract that became effective March 1, 2005. Under the new contractual arrangements, the fund will pay a management fee of .10% and FMR will be responsible for payment of all other operating expenses of the fund (except fees and expenses of the non-interested trustees, interest, taxes, securities lending costs, brokerage commissions and extraordinary expenses).

8. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Concord Street Trust and the Shareholders of Spartan U.S. Equity Index Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Spartan U.S. Equity Index Fund (a fund of Fidelity Concord Street Trust) at February 28, 2005 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Spartan U.S. Equity Index Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

April 12, 2005

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, Dennis J. Dirks, and Kenneth L. Wolfe, each of the Trustees oversees 301 funds advised by FMR or an affiliate. Mr. McCoy oversees 303 funds advised by FMR or an affiliate. Mr. Dirks and Mr. Wolfe oversee 268 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (74)**

Year of Election or Appointment: 1987

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director (2000-present) of FMR Co., Inc.

Abigail P. Johnson (43)**

Year of Election or Appointment: 2001

Senior Vice President of Spartan U.S. Equity Index (2001-present). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001-present). She is President and a Director of FMR (2001-present), Fidelity Investments Money Management, Inc. (2001-present), FMR Co., Inc. (2001-present), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (50)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002-present) and Chief Financial Officer (2002-present) of FMR Corp. Previously, Ms. Cronin served as Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (52)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003-present) and Chief Operating Officer (2002-present) of FMR Corp. He also serves on the Board at Fidelity Investments Canada, Ltd. (2000-present). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (56)

Year of Election or Appointment: 2005

Mr. Dirks also serves as a Trustee (2005-present) or Member of the Advisory Board (2004-present) of other investment companies advised by FMR. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003).

Robert M. Gates (61)

Year of Election or Appointment: 1997

Dr. Gates is Vice Chairman of the non-interested Trustees (2005-present). Dr. Gates is President of Texas A&M University (2002-present). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001-present), and Brinker International (restaurant management, 2003-present). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001-present). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

George H. Heilmeier (68)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), Teletech Holdings (customer management services), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE) (2000-present). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), and INET Technologies Inc. (telecommunications network surveillance, 2001-2004).

Marie L. Knowles (58)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (61)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as a Director of Italtel Holding S.p.A. (telecommunications (Milan, Italy), 2004-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Council on Foreign Relations.

Marvin L. Mann (71)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001-present). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals), where he served as CEO until April 1998, retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. He is a member of the Executive Committee of the Independent Director's Council of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (71)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system).

Cornelia M. Small (60)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1998). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (65)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman of the Board (2000-present) and a Member of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2000-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002-present). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (66)

Year of Election or Appointment: 2005

Mr. Wolfe also serves as a Trustee (2005-present) or Member of the Advisory Board (2004-present) of other investment companies advised by FMR. Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003-present), Bausch & Lomb, Inc., and Revlon Inc. (2004-present).

Annual Report

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (62)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Concord Street Trust. Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director (2000-present) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Philip L. Bullen (45)

Year of Election or Appointment: 2001

Vice President of Spartan U.S. Equity Index. Mr. Bullen also serves as Vice President of certain Equity Funds (2001) and certain High Income Funds (2001). He is Senior Vice President of FMR (2001) and FMR Co., Inc. (2001), President and a Director of Fidelity Management & Research (Far East) Inc. (2001), President and a Director of Fidelity Management & Research (U.K.) Inc. (2002), and a Director of Strategic Advisers, Inc. (2002). Before joining Fidelity Investments, Mr. Bullen was President and Chief Investment Officer of Santander Global Advisors (1997-2000) and President and Chief Executive Officer of Boston's Baring Asset Management Inc. (1994-1997).

Eric D. Roiter (56)

Year of Election or Appointment: 1998

Secretary of Spartan U.S. Equity Index. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Vice President and Secretary of FDC; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Management & Research (Far East) Inc. (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present).

Stuart Fross (45)
Year of Election or Appointment: 2003 Assistant Secretary of Spartan U.S. Equity Index. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003) and is an employee of FMR.
Christine Reynolds (46)

Year of Election or Appointment: 2004

President, Treasurer, and Anti-Money Laundering (AML) officer of Spartan U.S. Equity Index. Ms. Reynolds also serves as President, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was most recently an audit partner with PwC's investment management practice.

Timothy F. Hayes (54)

Year of Election or Appointment: 2002

Chief Financial Officer of Spartan U.S. Equity Index. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

Kenneth A. Rathgeber (57)

Year of Election or Appointment: 2004

Chief Compliance Officer of Spartan U.S. Equity Index. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004) and Executive Vice President of Risk Oversight for Fidelity Investments (2002). Previously, he served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

John R. Hebble (46)

Year of Election or Appointment: 2003

Deputy Treasurer of Spartan U.S. Equity Index. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

Bryan A. Mehrmann (43)

Year of Election or Appointment: 2005

Deputy Treasurer of Spartan U.S. Equity Index. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kimberley H. Monasterio (41)

Year of Election or Appointment: 2004

Deputy Treasurer of Spartan U.S. Equity Index. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

John H. Costello (58)
Year of Election or Appointment: 1988 Assistant Treasurer of Spartan U.S. Equity Index. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Peter L. Lydecker (51)
Year of Election or Appointment: 2004 Assistant Treasurer of Spartan U.S. Equity Index. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Mark Osterheld (49)
Year of Election or Appointment: 2002 Assistant Treasurer of Spartan U.S. Equity Index. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Kenneth B. Robins (35)

Year of Election or Appointment: 2004

Assistant Treasurer of Spartan U.S. Equity Index. Mr. Robins also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Annual Report

Distributions

A total of 0.14% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates 100% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 100% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2006 of amounts for use in preparing 2005 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on February 16, 2005. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Declaration of Trust to allow the Board of Trustees, if permitted by applicable law, to authorize fund mergers without shareholder approval. A
	# of Votes	% of Votes
Affirmative	10,502,614,583.85	74.230
Against	3,000,394,233.09	21.206
Abstain	545,336,560.50	3.854
Broker Non-Votes	100,423,419.53	.710
TOTAL	14,148,768,796.97	100.000
PROPOSAL 2
To elect a Board of Trustees. A
	# of Votes	% of Votes
J. Michael Cook B
Affirmative	13,243,541,707.72	93.602
Withheld	905,227,089.25	6.398
TOTAL	14,148,768,796.97	100.000
Ralph F. Cox B
Affirmative	13,222,905,706.82	93.456
Withheld	925,863,090.15	6.544
TOTAL	14,148,768,796.97	100.000
Laura B. Cronin
Affirmative	13,205,702,370.66	93.335
Withheld	943,066,426.31	6.665
TOTAL	14,148,768,796.97	100.000
Dennis J. Dirks
Affirmative	13,217,407,408.54	93.417
Withheld	931,361,388.43	6.583
TOTAL	14,148,768,796.97	100.000
	# of Votes	% of Votes
Robert M. Gates
Affirmative	13,235,776,992.42	93.547
Withheld	912,991,804.55	6.453
TOTAL	14,148,768,796.97	100.000
George H. Heilmeier
Affirmative	13,246,059,052.92	93.620
Withheld	902,709,744.05	6.380
TOTAL	14,148,768,796.97	100.000
Abigail P. Johnson
Affirmative	13,159,101,161.58	93.005
Withheld	989,667,635.39	6.995
TOTAL	14,148,768,796.97	100.000
Edward C. Johnson 3d
Affirmative	13,151,785,532.92	92.954
Withheld	996,983,264.05	7.046
TOTAL	14,148,768,796.97	100.000
Donald J. Kirk B
Affirmative	13,228,911,747.41	93.499
Withheld	919,857,049.56	6.501
TOTAL	14,148,768,796.97	100.000
Marie L. Knowles
Affirmative	13,248,528,348.18	93.637
Withheld	900,240,448.79	6.363
TOTAL	14,148,768,796.97	100.000
Ned C. Lautenbach
Affirmative	13,248,131,063.66	93.635
Withheld	900,637,733.31	6.365
TOTAL	14,148,768,796.97	100.000
Marvin L. Mann
Affirmative	13,228,451,941.97	93.495
Withheld	920,316,855.00	6.505
TOTAL	14,148,768,796.97	100.000
	# of Votes	% of Votes
William O. McCoy
Affirmative	13,238,220,203.24	93.564
Withheld	910,548,593.73	6.436
TOTAL	14,148,768,796.97	100.000
Robert L. Reynolds
Affirmative	13,229,581,237.92	93.503
Withheld	919,187,559.05	6.497
TOTAL	14,148,768,796.97	100.000
Cornelia M. Small
Affirmative	13,221,430,889.61	93.446
Withheld	927,337,907.36	6.554
TOTAL	14,148,768,796.97	100.000
William S. Stavropoulos
Affirmative	13,233,063,044.08	93.528
Withheld	915,705,752.89	6.472
TOTAL	14,148,768,796.97	100.000
A Denotes trust-wide proposals and voting results. B Retired as of December 31, 2004.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16995 Bernardo Ctr. Drive
Rancho Bernardo, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 East Westview Road
Littleton, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
West Palm Beach, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

875 North Michigan Ave.
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

Nevada

2225 Village Walk Drive
Henderson, NV

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Highway 35
Shrewsbury, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

1324 Polaris Parkway
Columbus, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

19740 IH 45 North
Spring, TX

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

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Annual Report

Annual Report

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

FMR Co., Inc.

Geode Capital Management, LLC

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder Servicing Agent

Fidelity Investments Institutional

Operations Company, Inc.

Boston, MA

Custodian

Mellon Bank, N.A.

Pittsburgh, PA

UEI-UANN-0405
1.790915.101

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Item 2. Code of Ethics

As of the end of the period, February 28, 2005, Fidelity Concord Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees.

For the fiscal years ended February 28, 2005 and February 29, 2004, the aggregate Audit Fees billed by PricewaterhouseCoopers LLP (PwC) for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for those fiscal years, for the Fidelity U.S. Bond Index Fund, Spartan Extended Market Index Fund, Spartan International Index Fund, Spartan Total Market Index Fund, and Spartan U.S. Equity Index Fund (the funds) and for all funds in the Fidelity Group of Funds are shown in the table below.

Fund	2005A	2004A
Fidelity U.S. Bond Index Fund	$62,000	$73,000
Spartan Extended Market Index Fund	$53,000	$41,000
Spartan International Index Fund	$49,000	$41,000
Spartan Total Market Index Fund	$57,000	$43,000
Spartan U.S. Equity Index Fund	$120,000	$82,000
All funds in the Fidelity Group of Funds audited by PwC	$11,200,000	$10,700,000
A	Aggregate amounts may reflect rounding.

(b) Audit-Related Fees.

In each of the fiscal years ended February 28, 2005 and February 29, 2004 the aggregate Audit-Related Fees billed by PwC for services rendered for assurance and related services to each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Fund	2005A	2004A,B
Fidelity U.S. Bond Index Fund	$0	$0
Spartan Extended Market Index Fund	$0	$0
Spartan International Index Fund	$0	$0
Spartan Total Market Index Fund	$0	$0
Spartan U.S. Equity Index Fund	$0	$0
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

In each of the fiscal years ended February 28, 2005 and February 29, 2004, the aggregate Audit-Related Fees that were billed by PwC that were required to be approved by the Audit Committee for services rendered on behalf of Fidelity Management & Research Company (FMR) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the funds ("Fund Service Providers") for assurance and related services that relate directly to the operations and financial reporting of each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Billed By	2005A	2004A,B
PwC	$0	$50,000
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

Fees included in the audit-related category comprise assurance and related services (e.g., due diligence services) that are traditionally performed by the independent registered public accounting firm. These audit-related services include due diligence related to mergers and acquisitions, accounting consultations and audits in connection with acquisitions, internal control reviews, attest services that are not required by statute or regulation and consultation concerning financial accounting and reporting standards.

(c) Tax Fees.

In each of the fiscal years ended February 28, 2005 and February 29, 2004, the aggregate Tax Fees billed by PwC for professional services rendered for tax compliance, tax advice, and tax planning for each fund is shown in the table below.

Fund	2005A	2004A,B
Fidelity U.S. Bond Index Fund	$2,500	$2,300
Spartan Extended Market Index Fund	$2,500	$2,300
Spartan International Index Fund	$2,500	$2,300
Spartan Total Market Index Fund	$2,500	$2,300
Spartan U.S. Equity Index Fund	$3,400	$3,000
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

In each of the fiscal years ended February 28, 2005 and February 29, 2004, the aggregate Tax Fees billed by PwC that were required to be approved by the Audit Committee for professional services rendered on behalf of the Fund Service Providers for tax compliance, tax advice, and tax planning that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2005A	2004A,B
PwC	$0	$0
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

Fees included in the Tax Fees category comprise all services performed by professional staff in the independent registered public accounting firm's tax division except those services related to the audit. Typically, this category would include fees for tax compliance, tax planning, and tax advice. Tax compliance, tax advice, and tax planning services include preparation of original and amended tax returns, claims for refund and tax payment-planning services, assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

(d) All Other Fees.

In each of the fiscal years ended February 28, 2005 and February 29, 2004, the aggregate Other Fees billed by PwC for all other non-audit services rendered to the funds is shown in the table below.

Fund	2005A	2004A,B
Fidelity U.S. Bond Index Fund	$3,800	$3,500
Spartan Extended Market Index Fund	$1,500	$1,100
Spartan International Index Fund	$1,300	$1,000
Spartan Total Market Index Fund	$2,300	$1,600
Spartan U.S. Equity Index Fund	$12,100	$8,500
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

In each of the fiscal years ended February 28, 2005 and February 29, 2004, the aggregate Other Fees billed by PwC that were required to be approved by the Audit Committee for all other non-audit services rendered on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2005A	2004A,B
PwC	$520,000	$140,000
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

Fees included in the All Other Fees category include services related to internal control reviews, strategy and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the fund.

(e) (1)	Audit Committee Pre-Approval Policies and Procedures:

The trust's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity Fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (Covered Service) are subject to approval by the Audit Committee before such service is provided. Non-audit services provided by a fund audit firm for a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund (Non-Covered Service) but that are expected to exceed $50,000 are also subject to pre-approval by the Audit Committee.

All Covered Services, as well as Non-Covered Services that are expected to exceed $50,000, must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee. Neither pre-approval nor advance notice of Non-Covered Service engagements for which fees are not expected to exceed $50,000 is required; such engagements are to be reported to the Audit Committee monthly.

(e) (2)	Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees:

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended February 28, 2005 and February 29, 2004 on behalf of each fund.

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended February 28, 2005 and February 29, 2004 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

Tax Fees:

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended February 28, 2005 and February 29, 2004 on behalf of each fund.

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended February 28, 2005 and February 29, 2004 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

All Other Fees:

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended February 28, 2005 and February 29, 2004 on behalf of each fund.

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended February 28, 2005 and February 29, 2004 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

(f) According to PwC for the fiscal year ended February 28, 2005, the percentage of hours spent on the audit of each fund's financial statements for the most recent fiscal year that were attributed to work performed by persons who are not full-time, permanent employees of PwC is as follows:

Fund	2005
Fidelity U.S. Bond Index Fund	0%
Spartan Extended Market Index Fund	0%
Spartan International Index Fund	0%
Spartan Total Market Index Fund	0%
Spartan U.S. Equity Index Fund	0%

(g) For the fiscal years ended February 28, 2005 and February 29, 2004, the aggregate fees billed by PwC of $2,650,000A and $2,050,000A,B for non-audit services rendered on behalf of the funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Fund Service Providers relating to Covered Services and Non-Covered Services are shown in the table below.

	2005A	2004A,B
Covered Services	$550,000	$200,000
Non-Covered Services	$2,100,000	$1,850,000
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

(h) The trust's Audit Committee has considered Non-Covered Services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the funds, taking into account representations from PwC, in accordance with Independence Standards Board Standard No.1, regarding its independence from the funds and their related entities.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Concord Street Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	April 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	April 22, 2005
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	April 22, 2005